                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811 - 08272
                                         The Diversified Portfolios
                                         ---------------------------------------
                                         (Exact name of registrant as specified
                                         in charter)


Address of Registrant:                   4 Manhattanville Road
                                         ---------------------------------------
                                         Purchase, NY
                                         ---------------------------------------

Name and address of agent for service:   Joseph Carusone
                                         ---------------------------------------
                                         4 Manhattanville Road
                                         ---------------------------------------
                                         Purchase, NY 10577
                                         ---------------------------------------

Registrant's telephone number, including area code:   (914) 697-8586
                                                      --------------------------
Date of fiscal year end:  December 31, 2003
                          ------------------------
Date of reporting period: June 30, 2003
                          ------------------------

ITEM 1.       REPORTS TO STOCKHOLDERS.

DIVERSIFIED INVESTORS PORTFOLIOS

DIVERSIFIED INVESTORS PORTFOLIOS

SEMI-ANNUAL REPORT
JUNE 30, 2003


INTERNATIONAL EQUITY PORTFOLIO

HIGH YIELD BOND PORTFOLIO

AGGRESSIVE EQUITY PORTFOLIO

SMALL-CAP GROWTH PORTFOLIO

SPECIAL EQUITY PORTFOLIO

SMALL-CAP VALUE PORTFOLIO

MID-CAP GROWTH PORTFOLIO

MID-CAP VALUE PORTFOLIO

EQUITY GROWTH PORTFOLIO

GROWTH AND INCOME PORTFOLIO

VALUE & INCOME PORTFOLIO

BALANCED PORTFOLIO

CORE BOND PORTFOLIO

INTERMEDIATE GOVERNMENT
BOND PORTFOLIO

HIGH QUALITY BOND PORTFOLIO

MONEY MARKET PORTFOLIO

[LOGO]
DIVERSIFIED
INVESTMENT
ADVISORS

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Economic and Market Review..................................    2
Statements of Assets and Liabilities........................    6
Statements of Operations....................................    8
Statements of Changes in Net Assets -- June 30, 2003........   10
Statements of Changes in Net Assets -- December 31, 2002....   12

PORTFOLIO OF INVESTMENTS:
Money Market Portfolio......................................   14
High Quality Bond Portfolio.................................   17
Intermediate Government Bond Portfolio......................   25
Core Bond Portfolio.........................................   29
Balanced Portfolio..........................................   42
Value & Income Portfolio....................................   59
Growth & Income Portfolio...................................   64
Equity Growth Portfolio.....................................   73
Mid-Cap Value Portfolio.....................................   77
Mid-Cap Growth Portfolio....................................   80
Small-Cap Value Portfolio...................................   84
Special Equity Portfolio....................................   87
Small-Cap Growth Portfolio..................................  100
Aggressive Equity Portfolio.................................  103
High Yield Bond Portfolio...................................  106
International Equity Portfolio..............................  115
Notes to Financial Statements...............................  122

                         SIX MONTHS ENDED JUNE 30, 2003

                               ECONOMIC OVERVIEW

During the first six months of 2003, the economy seemed to be struggling toward recovery, but it was unsteady going by most counts. The picture was clouded at the beginning of the year due to the Iraqi situation, but became somewhat clearer as it appeared the conflict would not be prolonged. Signals of true economic recovery remained elusive, however, as unemployment continued to climb, corporations continued to cut spending and consumer confidence lagged. Economic stimulus came in the form of a growing budget deficit and a falling U.S. dollar, capped off by a 25 basis point, end-of-quarter interest rate cut by the Federal Reserve.

The stock market rally that began in late March continued through most of the second quarter. By June 30, the broad U.S. market was strongly positive, with most major indices posting double-digit gains for the second quarter, more than compensating for the losses from the first three months. Small capitalization stocks outperformed large cap stocks, with small growth in particular being the best performing market segment. International stock indices were also strongly positive.

The second quarter rally was fueled by investors' risk-taking. Stocks that posted the biggest gains were speculative in nature, often with little or no earnings. The highest returning sectors were those that had been beaten down the most by the recent bear market, coming from very deep lows.

The bond market also had favorable results, continuing its upward trend. Yields on bonds continued to fall as the Federal Reserve announced an interest rate cut at the end of the period. While investors sought the safety of government bonds during the first quarter, given the uncertainty that prevailed at that time, by the second quarter, riskier issues were rewarded, with corporate and high yield bonds posting impressive returns.

                               MONEY MARKET FUND

The portfolio's performance largely tracks the movement in the Federal Reserve's U.S. federal-funds target rate with a lagged effect. Thus, the average portfolio yield declined modestly since the end of 2002 due to the portfolio reinvesting the proceeds of maturing higher yielding investments at successively lower yields as money market rates have fallen. In that a money market fund's opportunities and rewards for deviating much from the norm are usually limited, there were not many ways to generate superior performance over the six-month period. The portfolio manager emphasized extending the Fund's weighted-average maturity before the market priced in the Fed's June 25 quarter-point ease and increased the Fund's exposure to high-quality, liquid U.S. Government Agency securities.

                             HIGH QUALITY BOND FUND

The fund invests in debt issued by the U.S. Government and its agencies as well as asset-backed and corporate fixed income securities. The fund posted strong returns for the first six months of 2003, was helped by tightening corporate bond spreads and, during the second quarter, the portfolio's slightly longer-than-index duration. Sector selection was a positive contributor to returns. The portfolio manager increased the fund's allocation to asset-backed securities, as spreads were near all time highs, particularly for top tier "on-the-run" issuers. Allocations to the mortgage sector were also increased, despite fast prepayments of residential mortgages. Internationally, certain highly rated issuers provided the portfolio with added liquidity, representing a good source of diversification from domestic issuers at attractive spreads.

                       INTERMEDIATE GOVERNMENT BOND FUND

The fund, which invests almost exclusively in U.S. Government and Agency fixed income securities as well as money market instruments, had strong absolute performance. Returns were aided primarily by declining interest rates. Relative to its 100% Government benchmark, however, the fund's underweight to Treasury securities hindered performance.

                                 CORE BOND FUND

The fund's investment strategy expands on the more traditional investable fixed income universe, creating a diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. For the first six months of 2003, the fund was buoyed by the health of the bond markets generally. In particular, positive effects on performance included allocations to emerging markets and high yield sectors, along with the substitution of Treasuries for selected non-U.S. sovereign debt. In high yield markets, declining default rates and spreads, which are still wide by historical standards, should continue to support valuations. The emerging sector has already benefited from the tremendous performance of Russia and Latin America, and emerging markets have outperformed all other fixed income sectors over the last two years. While the manager's duration positioning aided returns during the first quarter, the second quarter's shorter-than-benchmark duration positioning adversely affected performance.

                              HIGH YIELD BOND FUND

In a reversal from recent years, the high yield market posted significant gains for the first six months of 2003. High yield bonds, which tend to perform like equities, benefited from the same factors. Because risk was rewarded during the second quarter, the fund's slightly conservative positioning versus the index caused some underperformance, although the portfolio manager increased the fund's exposure to lower rated issues given expectations for continued improvement in the capital markets and better earnings fundamentals which should lead to improved credit ratings. An underweighting to distressed securities hurt relative performance, particularly during the second quarter.

                                    BALANCED

This fund uses one equity manager and one fixed income manager. The fixed income portion of the fund's investment strategy expands on the more traditional investable fixed income universe, creating a diversified portfolio that includes some exposure to below-investment grade ("high yield"), non-dollar and emerging market securities on an opportunistic basis. For the first six months of 2003, the fund was buoyed by the health of the bond markets, generally. In particular, positive effects on performance included allocations to emerging markets and high yield sectors, along with the substitution of Treasuries for selected non-U.S. sovereign debt. In high yield markets, declining default rates and spreads, which are still wide by historical standards, should continue to support valuations. The emerging sector has already benefited from the tremendous performance of Russia and Latin America, and emerging markets have outperformed all other fixed income sectors over the last two years. While the manager's duration positioning aided returns during the first quarter, the second quarter's shorter-than-benchmark duration positioning adversely affected performance.

The equity portion of the fund is managed using a quantitative model that is designed to track the S&P 500 Index. The sub-advisor's investment process is based on the historical relationship between individual stock fundamentals and relative performance. Portfolios are built to maximize exposure to companies with strong business momentum and a high quality of earnings; companies that are attractive based on their valuation; and companies that are being recognized in the marketplace for their attractive qualities as evidenced by such factors as strong relative performance, positive earnings revisions by analysts, and low levels of short interest. Conversely, the model is designed exposure to stocks that score poorly in these areas. For the first six months of 2003, this portion of the portfolio was negatively impacted by the volatility of the market and the surprising turnaround in investor sentiment.

                              VALUE & INCOME FUND

The fund is managed by two sub-advisors with unique and complementary investment approaches to value investing. There was one sub-advisory change during the period, as a result of a portfolio manager's pending retirement. Certain holdings that did well during the first quarter detracted from performance during the second quarter. In the financial services sector, for instance, Cigna lagged the market, reflecting investors' anxiety over management's ability to successfully negotiate new contracts with HMO customers. Meanwhile, stock selection in the consumer staples sector, which detracted from relative returns during the first quarter, contributed to performance during the second. The turnaround was most pronounced with the portfolio's position in Altria. This stock, which rose almost 54% for the three months ended June, benefited from the dismissal of the Engle class action suit in Florida, which has far-reaching implications for future tobacco class action lawsuits. Also in the second quarter, holdings to securities such as Freddie Mac detracted from performance as the company and others in the industry came under scrutiny for overstatement of past years' earnings.

                              GROWTH & INCOME FUND

Two sub-advisors, each of whom has a specific role, manage the fund. The structured core component is managed using a quantitative model that is designed to track the S&P 500 Index closely, while the enhanced component is designed to add value over the benchmark. The Fund's discipline of investing in companies with positive or improving economic profit (achieving a return on invested capital in excess of the cost of capital) resulted in an underweight to the second quarter's best performing technology and telecom sectors. Additionally, the fund's model-driven core component was negatively impacted by the volatility of the market and the surprising turnaround in investor sentiment.

                               EQUITY GROWTH FUND

The fund is managed by three sub-advisors, each of whom has a specific role in the fund. Stock selection was additive during the first quarter, but detracted from performance during the second quarter. Additionally, the relative conservative positioning of the core sub-advisor, who oversees approximately 50% of portfolio assets, hurt returns during the three-month period ended June 30. More specifically, relative performance was negatively impacted by an overweight in Consumer Staples and underweights in Technology and Consumer Discretionary. The fund benefited somewhat from holdings in certain biotechnology holdings, including Genentech, which was up significantly in the second quarter on strong earnings and a friendlier FDA position.

                                 MID-CAP VALUE

The fund's sub-advisor invests in neglected, inefficiently priced stocks that possess strong fundamentals. In-depth research resulted in several strong stock selections during the first six months of 2003, including Everest Re Group, whose share price not only rebounded from its recent weakness, but moved to new highs after reporting very strong first quarter earnings. These results reflected the benefits of both the favorable pricing environment as well as effective cost control. Pacific Gas & Electric Corporation, California's largest electric utility, was also a top contributor to the fund's performance, as the company announced a settlement with the California Public Utility Commission. Selections that detracted from performance included those that reported earnings shortfalls, including Avery Dennison, a manufacturer of pressure-sensitive materials and specialty adhesives. Additionally, the portfolio's relative overweighting to the consumer staple and industrial sectors detracted from performance.

                                 MID-CAP GROWTH

The sub-advisor's investment philosophy is to seek quality growth companies, sensitive to valuations. Stock selection added to performance during the first quarter, but detracted from returns during the second quarter, as the market favored riskier stocks. Sector allocations were a negative factor as the sub-advisor continues to underweight the high beta technology sector and overweights the energy sector, on the belief that projected natural gas shortages will lead to higher prices in the near future.

                                SMALL-CAP VALUE

The fund posted high absolute returns for the first six months of 2003, which was the result of a very strong second quarter for small capitalization stocks. The fund's sub-advisor uses normalized earnings to derive a stock's intrinsic value, and then compares it to current market price to make portfolio decisions. This strong earnings focus meant that the fund did not participate to the fullest extent possible in the market rally, particularly in the healthcare and technology sectors where the most speculative companies drove index returns.

                                 SPECIAL EQUITY

The fund is managed by five sub-advisors: two small-cap growth managers, two small-cap value managers, and one small-cap core manager. The fund produced high absolute returns for the quarter and the six months ended June 30, During the first three months, stock selection was beneficial to returns. The fund's holding in Healthsouth, however, was detrimental to returns. The fund entered the second quarter positioned for a slow economic recovery. Despite positive sector allocations, the fund did not fully participate in the rally of the second quarter, which was speculative in nature, with the smallest and lowest quality securities leading the market. The fund's sub-advisors typically invest in liquid, profitable and higher quality stocks.

                                SMALL-CAP GROWTH

Small capitalization growth stocks were the strongest performing market segment for the first six months of 2003. While the fund had strong absolute returns, it did not participate fully in the market rally. The fund's sub-advisor seeks sustainable growth with reasonable valuations. The portfolio had been positioned to take advantage of improving consumer, rather than corporate, spending and was underweighted to technology stocks going into the second quarter. This detracted from returns significantly. And while stock selection aided performance during the first three months of 2003, the sub-advisor's more conservative positioning, focusing on earnings and liquidity, detracted from returns.

                               AGGRESSIVE EQUITY

The fund's sub-advisor uses a quantitative model that benefits from market trends, favoring companies with strong relative risk adjusted returns and accelerating earnings growth. Given the market's gyrations, however, the fund did not participate fully in the stock market rally. The portfolio manager's investment process attempts to be sector balanced, in that any over or under weight positions are modest and are within risk control guidelines. Sector selection remained positive, with overweights to healthcare, information technology and consumer discretionary stocks. Negative relative performance was the result of stock selection in the Industrials and Basic Materials sectors, which included 3M Company.

                              INTERNATIONAL EQUITY

Many of the stocks that hurt the portfolio in the first quarter came back and contributed to returns in the second. Improved investor sentiment and renewed access to the capital markets aided large holdings in insurance and other financials, media, and technology. Research convictions in European retail banking continued to be additive, and stock selection in pharmaceuticals and energy was helpful. The impact of the strong euro and the sluggish economy hurt several of the fund's holdings in the global consumer staples and consumer discretionary groups. Additionally, in such an indiscriminate rally, not owning some of the lower-quality companies whose stock prices surged during the quarter modestly hindered relative returns.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2003

                                  (UNAUDITED)

                                                       HIGH       INTERMEDIATE
                                       MONEY         QUALITY       GOVERNMENT         CORE                          VALUE &
                                       MARKET          BOND           BOND            BOND          BALANCED         INCOME
                                    ------------   ------------   ------------   --------------   ------------   --------------
ASSETS:
Securities, at cost...............  $921,257,325   $575,296,726   $314,056,986   $1,422,152,443   $402,608,290   $1,782,360,415
                                    ============   ============   ============   ==============   ============   ==============
Securities, at value, including
  securities loaned (Note 4)......  $921,257,325   $585,286,928   $325,249,996   $1,457,358,038   $415,663,496   $1,842,357,051
Repurchase agreements (cost equals
  market).........................           347      7,476,408        197,846      413,963,485     41,064,301       38,435,540
Cash..............................           355          1,039        515,278           15,530          1,721            8,386
Receivable for securities sold....            --             --             --      226,796,606     43,679,297       17,146,969
Receivable for principal
  paydowns........................            --            948             --               --             --               --
Unrealized appreciation on foreign
  currency forward contracts......            --             --             --          420,788         72,951               --
Variation margin..................            --             --             --               --             --               --
Interest receivable...............     2,865,046      4,573,672      2,800,634       15,170,514      1,550,515            2,721
Dividends receivable..............            --             --             --               --        362,556        3,802,651
Receivable from Advisor...........            --             --             --               --            866               --
Receivable from securities
  lending.........................            --            288             --           23,605          5,437            8,679
                                    ------------   ------------   ------------   --------------   ------------   --------------
Total assets......................   924,123,073    597,339,283    328,763,754    2,113,748,566    502,401,140    1,901,761,997
                                    ------------   ------------   ------------   --------------   ------------   --------------
LIABILITIES:
Due to custodian..................            --             --         12,811               --             --               --
Collateral for securities
  loaned..........................            --      5,105,000     11,427,000      142,707,860     22,256,252       69,844,222
Payable for securities
  purchased.......................            --        250,462     20,827,708      502,713,752     67,113,641       23,605,570
Securities sold short and options,
  at value (proceeds/premium
  $21,298,428 and $9,364,018,
  respectively)...................            --             --             --       21,221,159      9,341,703               --
Unrealized depreciation on foreign
  currency forward contracts......            --             --             --        1,488,322        227,880               --
Variation margin..................            --             --             --          749,625         53,828               --
Investment advisory fees..........       195,605        168,204         97,080          412,418        157,593          701,063
Accrued expenses..................        71,257         54,493         49,264           93,129        107,139          116,839
                                    ------------   ------------   ------------   --------------   ------------   --------------
Total liabilities.................       266,862      5,578,159     32,413,863      669,386,265     99,258,036       94,267,694
                                    ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS........................  $923,856,211   $591,761,124   $296,349,891   $1,444,362,301   $403,143,104   $1,807,494,303
                                    ============   ============   ============   ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-in capital...................  $923,856,211   $581,770,922   $285,156,881   $1,408,935,400   $390,088,095   $1,747,497,667
Net unrealized appreciation
  (depreciation) on securities....            --      9,990,202     11,193,010       35,205,595     13,055,206       59,996,636
Net unrealized appreciation
  (depreciation) on futures,
  options and short sales.........            --             --             --        1,005,531        119,800               --
Net unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in
  foreign currencies..............            --             --             --         (784,225)      (119,997)              --
                                    ------------   ------------   ------------   --------------   ------------   --------------
NET ASSETS........................  $923,856,211   $591,761,124   $296,349,891   $1,444,362,301   $403,143,104   $1,807,494,303
                                    ============   ============   ============   ==============   ============   ==============

                       See notes to financial statements.

            GROWTH &         EQUITY         MID-CAP        MID-CAP       SMALL-CAP       SPECIAL        SMALL-CAP     AGGRESSIVE
             INCOME          GROWTH          VALUE          GROWTH         VALUE          EQUITY         GROWTH         EQUITY
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
          $872,215,453   $1,587,473,723   $112,648,025   $119,080,382   $58,054,458   $  934,454,500   $54,706,308   $332,339,913
          ============   ==============   ============   ============   ===========   ==============   ===========   ============

          $903,876,633   $1,574,927,356   $122,326,314   $125,646,407   $61,745,953   $1,069,555,370   $60,445,623   $380,256,681
            22,998,278       55,167,531      5,883,588      3,276,276     2,639,648       24,537,801     3,245,394      2,850,893
                 1,274           11,178            637          1,128           367           56,637           545          7,180
             9,391,312        8,802,544      1,451,643      1,029,785            --       12,451,833            --             --
                    --               --             --             --            --               --            --             --
                    --           14,068             --             --            --               --            --             --
                    --               --             --             --            --           13,200            --             --
                 1,138            3,213            357            611           197            3,858           291          2,147
               948,536        1,083,251         99,366         26,913        87,727          568,075        26,070         24,125
                    --               --         23,010         27,241         4,636               --         3,503         16,720
                27,450           15,991          1,572            823           478           51,384         1,218          8,587
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
           937,244,621    1,640,025,132    129,786,487    130,009,184    64,479,006    1,107,238,158    63,722,644    383,166,333
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
                    --               --             --             --            --               --            --             --
            23,978,009       75,046,493      8,515,776     19,738,867     5,182,110      121,727,013     8,115,911     75,913,164
            14,810,991        6,703,868      1,829,681        993,298            --       18,238,664       131,170      1,261,632
                    --               --             --             --            --               --            --             --
                    --            3,849             --             --            --               --            --             --
                    --               --             --             --            --               --            --             --
               464,392          803,973         62,417         62,055        37,332          679,448        37,292        259,868
               105,171          110,762         40,686         41,933        35,221           89,615        34,776         72,321
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
            39,358,563       82,668,945     10,448,560     20,836,153     5,254,663      140,734,740     8,319,149     77,506,985
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
          $897,886,058   $1,557,356,187   $119,337,927   $109,173,031   $59,224,343   $  966,503,418   $55,403,495   $305,659,348
          ============   ==============   ============   ============   ===========   ==============   ===========   ============
          $866,224,878   $1,569,891,691   $109,659,638   $102,607,006   $55,532,848   $  831,443,737   $49,664,180   $257,742,580
            31,661,180      (12,546,367)     9,678,289      6,566,025     3,691,495      135,100,870     5,739,315     47,916,768
                    --               --             --             --            --          (41,189)           --             --
                    --           10,863             --             --            --               --            --             --
          ------------   --------------   ------------   ------------   -----------   --------------   -----------   ------------
          $897,886,058   $1,557,356,187   $119,337,927   $109,173,031   $59,224,343   $  966,503,418   $55,403,495   $305,659,348
          ============   ==============   ============   ============   ===========   ==============   ===========   ============

            HIGH YIELD    INTERNATIONAL
               BOND          EQUITY
           ------------   -------------
           $205,368,949   $881,975,968
           ============   ============
           $212,925,845   $827,932,697
              2,144,014     23,573,457
                     --        113,739
              1,784,265        400,071
                     --             --
                     --      2,247,491
                     --             --
              4,627,617        169,068
                 61,637      1,811,036
                  1,376             --
                    115         35,391
           ------------   ------------
            221,544,869    856,282,950
           ------------   ------------
                     --             --
                     --     84,256,399
              9,434,908      1,018,652
                     --             --
                     --          6,277
                     --             --
                105,389        509,799
                 43,664        144,608
           ------------   ------------
              9,583,961     85,935,735
           ------------   ------------
           $211,960,908   $770,347,215
           ============   ============
           $204,404,012   $822,102,281
              7,556,896    (54,043,271)
                     --             --
                     --      2,288,205
           ------------   ------------
           $211,960,908   $770,347,215
           ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2003

                                  (UNAUDITED)

                                                                      INTERMEDIATE
                                            MONEY          HIGH        GOVERNMENT        CORE                       VALUE &
                                            MARKET     QUALITY BOND       BOND           BOND        BALANCED        INCOME
                                          ----------   ------------   ------------   ------------   -----------   ------------
INVESTMENT INCOME:
Interest income.........................  $7,083,159    $9,058,371    $ 6,504,503    $ 22,664,296   $ 3,087,518   $    435,771
Securities lending income (net).........          --         4,161          9,847         103,057        11,632         45,161
Dividend income.........................          --            --             --              --     2,119,046     21,218,393
Less: withholding taxes.................          --            --             --              --            --        (46,593)
                                          ----------    ----------    -----------    ------------   -----------   ------------
Total income............................   7,083,159     9,062,532      6,514,350      22,767,353     5,218,196     21,652,732
                                          ----------    ----------    -----------    ------------   -----------   ------------
EXPENSES:
Investment advisory fees................   1,147,044       829,939        652,855       1,975,500       851,292      3,656,882
Custody fees............................      94,329        56,731         42,832         175,361       118,182        169,144
Professional fees.......................      14,587        13,235         12,911          15,910        13,825         19,818
Reports to shareholders.................       4,071         2,058          1,876           2,040           676          5,088
Miscellaneous fees......................       2,172         1,039            883           2,471           898          3,813
                                          ----------    ----------    -----------    ------------   -----------   ------------
Total expenses..........................   1,262,203       903,002        711,357       2,171,282       984,873      3,854,745
Expenses reimbursed by the advisor......          --            --             --              --       (38,461)            --
                                          ----------    ----------    -----------    ------------   -----------   ------------
Net expenses............................   1,262,203       903,002        711,357       2,171,282       946,412      3,854,745
                                          ----------    ----------    -----------    ------------   -----------   ------------
Net investment income (loss)............   5,820,956     8,159,530      5,802,993      20,596,071     4,271,784     17,797,987
                                          ----------    ----------    -----------    ------------   -----------   ------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON SECURITIES, FUTURES,
  OPTIONS, SHORT SALES AND FOREIGN
  CURRENCIES:
Net realized gains (losses) on
  securities............................       1,764     1,000,124      3,362,995      31,777,652    (8,604,087)   (45,413,882)
Net realized gains (losses) on futures,
  options and short sales...............          --            --             --     (13,243,718)     (783,578)            --
Net realized gains (losses) on foreign
  currency transactions.................          --            --             --      (7,266,858)   (1,113,543)            --
Net change in unrealized appreciation
  (depreciation) on securities..........          --       (91,556)    (2,371,037)      9,165,114    35,452,775    177,999,612
Net change in unrealized appreciation on
  futures, options and short sales......          --            --             --       6,697,319       635,104             --
Net change in unrealized appreciation
  (depreciation) on translation of
  assets and liabilities in foreign
  currencies............................          --            --             --         (47,105)       72,484             --
                                          ----------    ----------    -----------    ------------   -----------   ------------
Net realized and unrealized gains on
  securities, futures, options, short
  sales and foreign currencies..........       1,764       908,568        991,958      27,082,404    25,659,155    132,585,730
                                          ----------    ----------    -----------    ------------   -----------   ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS.......................  $5,822,720    $9,068,098    $ 6,794,951    $ 47,678,475   $29,930,939   $150,383,717
                                          ==========    ==========    ===========    ============   ===========   ============

                       See notes to financial statements.

            GROWTH &        EQUITY        MID-CAP      MID-CAP     SMALL-CAP      SPECIAL      SMALL-CAP    AGGRESSIVE
             INCOME         GROWTH         VALUE        GROWTH       VALUE         EQUITY        GROWTH       EQUITY
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------

          $     44,673   $     52,646   $     8,702   $    5,760   $   2,576    $    496,899   $   4,618    $     5,703
                15,439         49,016         4,014        4,377       1,251         216,998       2,626         31,740
             6,601,587      6,469,585       410,732      101,067     197,995       4,119,186      62,761        843,736
                    --        (79,364)         (769)        (498)         --          (3,084)       (944)            --
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
             6,661,699      6,491,883       422,679      110,706     201,822       4,829,999      69,061        881,179
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
             2,498,133      3,904,823       226,608      231,809     120,816       3,980,717     119,087      1,516,973
               122,235        146,547        30,063       33,894      25,698         176,534      26,607         55,179
                15,584         17,207        10,510       10,519       8,252          20,068       8,250         12,391
                21,763          4,178           384          342          52           6,773          58            997
                 1,972          2,921            93           98          73           2,422          78            758
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
             2,659,687      4,075,676       267,658      276,662     154,891       4,186,514     154,080      1,586,298
                    --             --       (29,520)     (33,820)    (28,709)             --     (29,916)       (21,534)
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
             2,659,687      4,075,676       238,138      242,842     126,182       4,186,514     124,164      1,564,764
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
             4,002,012      2,416,207       184,541     (132,136)     75,640         643,485     (55,103)      (683,585)
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
           (40,819,189)   (49,446,433)     (478,647)     987,394     917,035      (9,828,561)    123,438     (7,872,482)
                21,824             --            --           --          --       1,144,200          --             --
                    --       (242,297)           --           --          --              --          --             --
           115,991,327    196,701,038    11,190,298    6,379,695   4,499,596     155,768,447   4,730,986     43,171,004
               153,731             --            --           --          --          85,605          --             --
                    --         10,435            --           --          --              --          --             --
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
            75,347,693    147,022,743    10,711,651    7,367,089   5,416,631     147,169,691   4,854,424     35,298,522
          ------------   ------------   -----------   ----------   ----------   ------------   ----------   -----------
          $ 79,349,705   $149,438,950   $10,896,192   $7,234,953   $5,492,271   $147,813,176   $4,799,321   $34,614,937
          ============   ============   ===========   ==========   ==========   ============   ==========   ===========

           HIGH YIELD    INTERNATIONAL
              BOND          EQUITY
           -----------   -------------

           $11,424,652   $     83,191
                    --        204,946
               138,032     11,555,869
                    --     (1,471,053)
           -----------   ------------
            11,562,684     10,372,953
           -----------   ------------
               640,342      2,586,212
                47,698        413,912
                12,199         16,953
                 1,005          2,701
                   574          1,644
           -----------   ------------
               701,818      3,021,422
                (2,490)            --
           -----------   ------------
               699,328      3,021,422
           -----------   ------------
            10,863,356      7,351,531
           -----------   ------------
             8,394,617    (35,797,081)
                    --             --
                    --      3,172,475
            14,662,003     84,512,828
                    --             --
                    --        603,882
           -----------   ------------
            23,056,620     52,492,104
           -----------   ------------
           $33,919,976   $ 59,843,635
           ===========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2003

                                  (UNAUDITED)

                                                                   INTERMEDIATE
                                      MONEY            HIGH         GOVERNMENT          CORE                          VALUE &
                                     MARKET        QUALITY BOND        BOND             BOND          BALANCED         INCOME
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM OPERATIONS:
Net investment income (loss)...  $     5,820,956   $   8,159,530   $   5,802,993   $   20,596,071   $  4,271,784   $   17,797,987
Net realized gains (losses) on
  securities...................            1,764       1,000,124       3,362,995       31,777,652     (8,604,087)     (45,413,882)
Net realized gains (losses) on
  futures, options and short
  sales........................               --              --              --      (13,243,718)      (783,578)              --
Net realized gains (losses) on
  foreign currency
  transactions.................               --              --              --       (7,266,858)    (1,113,543)              --
Net change in unrealized
  appreciation (depreciation)
  on securities................               --         (91,556)     (2,371,037)       9,165,114     35,452,775      177,999,612
Net change in unrealized
  appreciation on futures,
  options and short sales......               --              --              --        6,697,319        635,104               --
Net change in unrealized
  appreciation (depreciation)
  on translation of assets and
  liabilities in foreign
  currencies...................               --              --              --          (47,105)        72,484               --
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase in net assets
  resulting from operations....        5,822,720       9,068,098       6,794,951       47,678,475     29,930,939      150,383,717
                                 ---------------   -------------   -------------   --------------   ------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested.....................    2,958,409,792     278,220,991      86,305,588      578,215,012     42,004,823      401,602,481
Value of capital withdrawn.....   (2,905,149,247)   (134,542,983)   (154,756,038)    (181,155,790)   (44,538,270)    (297,651,700)
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
  assets resulting from capital
  transactions.................       53,260,545     143,678,008     (68,450,450)     397,059,222     (2,533,447)     103,950,781
                                 ---------------   -------------   -------------   --------------   ------------   --------------
Net increase (decrease) in net
  assets.......................       59,083,265     152,746,106     (61,655,499)     444,737,697     27,397,492      254,334,498
NET ASSETS:
Beginning of period............      864,772,946     439,015,018     358,005,390      999,624,604    375,745,612    1,553,159,805
                                 ---------------   -------------   -------------   --------------   ------------   --------------
End of period..................  $   923,856,211   $ 591,761,124   $ 296,349,891   $1,444,362,301   $403,143,104   $1,807,494,303
                                 ===============   =============   =============   ==============   ============   ==============

                       See notes to financial statements.

            GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP       SPECIAL        SMALL-CAP     AGGRESSIVE
             INCOME           GROWTH          VALUE          GROWTH         VALUE          EQUITY         GROWTH         EQUITY
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
          $   4,002,012   $    2,416,207   $    184,541   $   (132,136)  $    75,640   $      643,485   $   (55,103)  $    (683,585)
            (40,819,189)     (49,446,433)      (478,647)       987,394       917,035       (9,828,561)      123,438      (7,872,482)
                 21,824               --             --             --            --        1,144,200            --              --
                     --         (242,297)            --             --            --               --            --              --
            115,991,327      196,701,038     11,190,298      6,379,695     4,499,596      155,768,447     4,730,986      43,171,004
                153,731               --             --             --            --           85,605            --              --
                     --           10,435             --             --            --               --            --              --
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
             79,349,705      149,438,950     10,896,192      7,234,953     5,492,271      147,813,176     4,799,321      34,614,937
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
            224,196,942      431,697,039     73,404,694     64,141,366    37,257,601      328,089,646    35,303,406     107,461,205
           (205,282,092)    (170,668,885)   (12,592,339)    (6,474,045)   (1,445,755)    (515,358,262)   (1,220,687)   (148,716,393)
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
             18,914,850      261,028,154     60,812,355     57,667,321    35,811,846     (187,268,616)   34,082,719     (41,255,188)
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
             98,264,555      410,467,104     71,708,547     64,902,274    41,304,117      (39,455,440)   38,882,040      (6,640,251)
            799,621,503    1,146,889,083     47,629,380     44,270,757    17,920,226    1,005,958,858    16,521,455     312,299,599
          -------------   --------------   ------------   ------------   -----------   --------------   -----------   -------------
          $ 897,886,058   $1,557,356,187   $119,337,927   $109,173,031   $59,224,343   $  966,503,418   $55,403,495   $ 305,659,348
          =============   ==============   ============   ============   ===========   ==============   ===========   =============

            HIGH YIELD      INTERNATIONAL
               BOND            EQUITY
           -------------   ---------------
           $  10,863,356   $     7,351,531
               8,394,617       (35,797,081)
                      --                --
                      --         3,172,475
              14,662,003        84,512,828
                      --                --
                      --           603,882
           -------------   ---------------
              33,919,976        59,843,635
           -------------   ---------------
              78,544,126     1,221,183,833
            (108,588,729)   (1,167,568,601)
           -------------   ---------------
             (30,044,603)       53,615,232
           -------------   ---------------
               3,875,373       113,458,867
             208,085,535       656,888,348
           -------------   ---------------
           $ 211,960,908   $   770,347,215
           =============   ===============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                    INTERMEDIATE
                                       MONEY            HIGH         GOVERNMENT        CORE                           VALUE &
                                      MARKET        QUALITY BOND        BOND           BOND          BALANCED          INCOME
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM OPERATIONS:
Net investment income (loss)....  $    13,605,046   $  16,268,846   $ 12,019,762   $  43,145,000   $  11,093,817   $   32,404,566
Net realized gains (losses) on
  securities....................           17,391       1,328,948      3,260,207      29,137,981     (32,851,562)     (49,366,130)
Net realized losses on futures,
  options and short sales.......               --              --             --     (12,591,733)     (1,438,214)              --
Net realized gains (losses) on
  foreign currency
  transactions..................               --              --             --           3,328         (16,980)              --
Net change in unrealized
  appreciation (depreciation) on
  securities....................               --       4,727,239      9,226,645      27,277,439     (20,750,290)    (255,253,221)
Net change in unrealized
  depreciation on futures.......               --              --             --      (5,691,788)       (596,810)              --
Net change in unrealized
  appreciation (depreciation) on
  translation of assets and
  liabilities in foreign
  currencies....................               --              --             --        (744,806)       (194,408)              --
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from
  operations....................       13,622,437      22,325,033     24,506,614      80,535,421     (44,754,447)    (272,214,785)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
FROM CAPITAL TRANSACTIONS:
Proceeds from capital
  invested......................    4,912,006,709     316,504,911    169,225,450     587,510,246      98,930,216      821,338,693
Value of capital withdrawn......   (4,765,433,391)   (230,317,882)   (96,521,791)   (429,894,202)   (176,266,754)    (649,666,149)
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets resulting from capital
  transactions..................      146,573,318      86,187,029     72,703,659     157,616,044     (77,336,538)     171,672,544
                                  ---------------   -------------   ------------   -------------   -------------   --------------
Net increase (decrease) in net
  assets........................      160,195,755     108,512,062     97,210,273     238,151,465    (122,090,985)    (100,542,241)
NET ASSETS:
Beginning of year...............      704,577,191     330,502,956    260,795,117     761,473,139     497,836,597    1,653,702,046
                                  ---------------   -------------   ------------   -------------   -------------   --------------
End of year.....................  $   864,772,946   $ 439,015,018   $358,005,390   $ 999,624,604   $ 375,745,612   $1,553,159,805
                                  ===============   =============   ============   =============   =============   ==============

---------------

(1) Commencement of Operations, April 15, 2002.

                       See notes to financial statements.

            GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP
             INCOME           GROWTH          VALUE          GROWTH       VALUE(1)         EQUITY         GROWTH(1)
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
          $   6,917,502   $    2,771,887   $    165,808   $   (157,349)  $    30,765   $       576,113   $   (39,083)
           (158,046,430)    (203,992,761)    (2,203,548)    (8,542,151)     (635,185)     (121,857,230)   (1,198,826)
               (827,873)              --             --             --            --        (1,145,022)           --
                     --            4,214             --             --            --            (3,662)           --
            (77,626,470)    (133,263,844)    (2,836,730)      (272,411)     (808,101)     (202,240,665)    1,008,329
               (153,731)              --             --             --            --          (478,227)           --
                     --              428             --             --            --                --            --
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
           (229,737,002)    (334,480,076)    (4,874,470)    (8,971,911)   (1,412,521)     (325,148,693)     (229,580)
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
            463,944,648      724,003,183     54,535,136     61,442,314    20,836,788     1,257,299,651    18,976,732
           (403,351,910)    (473,578,357)   (15,663,580)   (23,762,594)   (1,504,041)   (1,249,415,940)   (2,225,697)
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
             60,592,738      250,424,826     38,871,556     37,679,720    19,332,747         7,883,711    16,751,035
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
           (169,144,264)     (84,055,250)    33,997,086     28,707,809    17,920,226      (317,264,982)   16,521,455
            968,765,767    1,230,944,333     13,632,294     15,562,948            --     1,323,223,840            --
          -------------   --------------   ------------   ------------   -----------   ---------------   -----------
          $ 799,621,503   $1,146,889,083   $ 47,629,380   $ 44,270,757   $17,920,226   $ 1,005,958,858   $16,521,455
          =============   ==============   ============   ============   ===========   ===============   ===========

            AGGRESSIVE      HIGH YIELD     INTERNATIONAL
              EQUITY           BOND           EQUITY
           -------------   ------------   ---------------
           $  (2,002,779)  $ 18,084,908   $     5,546,189
             (86,973,699)    (8,656,105)      (47,748,953)
                      --             --                --
                      --             --         8,106,486
             (18,621,085)    (5,025,540)      (68,130,187)
                      --             --                --
                      --             --        (2,378,692)
           -------------   ------------   ---------------
            (107,597,563)     4,403,263      (104,605,157)
           -------------   ------------   ---------------
             285,800,072     88,710,848     2,216,447,729
            (238,482,043)   (59,048,041)   (2,087,842,949)
           -------------   ------------   ---------------
              47,318,029     29,662,807       128,604,780
           -------------   ------------   ---------------
             (60,279,534)    34,066,070        23,999,623
             372,579,133    174,019,465       632,888,725
           -------------   ------------   ---------------
           $ 312,299,599   $208,085,535   $   656,888,348
           =============   ============   ===============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 35.7%
$ 1,103,000   CIT Group, Inc.,
                1.25%, 07/01/03..............  $  1,103,000
 28,000,000   CIT Group, Inc.,
                1.07%, 08/20/03..............    27,958,389
 20,000,000   Coca-Cola Company,
                0.96%, 07/29/03..............    19,985,067
  6,430,000   DaimlerChrysler,
                1.45%, 07/10/03..............     6,427,669
 45,000,000   Emerson Electric
                Company -- 144A,
                1.30%, 07/01/03..............    45,000,000
  8,000,000   Ford Motor Credit Company,
                1.32%, 07/17/03..............     7,995,307
 25,000,000   General Electric Capital
                International Funding,
                Inc. -- 144A,
                1.25%, 07/23/03..............    24,980,903
  5,975,000   General Motors Acceptance
                Corp.,
                1.45%, 07/01/03..............     5,975,000
 17,801,000   Golden Funding Corp. -- 144A,
                1.28%, 07/22/03..............    17,787,708
  5,100,000   Golden Funding Corp. -- 144A,
                1.24%, 08/13/03..............     5,092,446
 12,384,000   HBOS Treasury Services PLC,
                1.25%, 07/29/03..............    12,371,960
 21,245,000   Household Finance Corp.,
                1.04%, 09/04/03..............    21,205,107
  5,000,000   John Deere Capital Company,
                1.25%, 07/23/03..............     4,996,181
 27,892,000   Lockhart Funding LLC -- 144A,
                1.34%, 08/22/03..............    27,838,013
 11,000,000   Marshall & Isley,
                5.263%, 12/15/03.............    11,167,608
  6,759,000   Morgan Stanley,
                1.25%, 07/25/03..............     6,753,368
 29,308,000   Schlumberger Technology
                Corp. -- 144A,
                0.93%, 08/29/03..............    29,263,329
  7,243,000   Sears Roebuck Acceptance Corp.,
                1.35%, 07/18/03..............     7,238,383
  1,802,000   Three Pillars Funding
                Company -- 144A,
                1.03%, 07/17/03..............     1,801,175
 27,276,000   Three Pillars Funding
                Company -- 144A,
                1.08%, 07/29/03..............    27,253,088

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER (CONTINUED)
$12,340,000   Thunder Bay Funding,
                Inc. -- 144A,
                1.10%, 07/02/03..............  $ 12,339,623
  4,989,000   Westdeutsche Landesbank
                AG -- 144A,
                0.93%, 08/15/03..............     4,983,200
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $329,516,524)................   329,516,524
                                               ------------
              CERTIFICATES OF DEPOSIT -- 8.6%
 11,750,000   First Tennessee Bank N.A.,
                1.25%, 07/22/03..............    11,750,000
 25,000,000   Landesbank Hessen-Thuringen,
                1.31%, 07/15/03..............    25,000,096
 20,000,000   Tannehill Capital Company
                LLC -- 144A, Floating Rate,
                1.038%(+), 07/23/03..........    19,999,763
  9,205,656   Union BanCal Corp.,
                0.96%, 07/14/03..............     9,202,465
 14,000,000   Wilmington Trust Company,
                3.65%, 10/17/03..............    14,097,929
                                               ------------
              TOTAL CERTIFICATES OF DEPOSIT
                (Cost $80,050,253)...........    80,050,253
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 11.9%
              FANNIE MAE -- 4.9%
 45,000,000   1.25%, 07/07/04................    45,000,000
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.6%
 20,000,000   1.425%, 03/08/04...............    20,000,000
 13,000,000   1.375%, 05/12/04...............    13,000,000
 19,000,000   1.45%, 05/14/04................    19,000,000
                                               ------------
                                                 52,000,000
                                               ------------
              FREDDIE MAC -- 1.4%
 12,700,000   6.375%, 11/15/03...............    12,950,321
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $109,950,321)................   109,950,321
                                               ------------
              SHORT TERM CORPORATE NOTES -- 43.5%
 28,360,000   Associates Corp. of North
                America,
                5.75%, 11/01/03..............    28,684,858
  8,000,000   American Express Credit
                Company, Floating Rate,
                1.35%(+), 03/05/04...........     8,000,000
 22,000,000   American Express Credit
                Company, Floating Rate,
                1.028%(+), 05/13/04..........    22,000,000

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$10,000,000   Bayerische Landesbank
                Girozentrale, Floating Rate,
                1.225%(+), 03/08/04..........  $ 10,001,806
 17,200,000   Bristol-Myers Squibb Company --
                144A, Floating Rate,
                1.39%(+), 07/08/03...........    17,200,000
 13,000,000   Caterpillar Financial Service
                Corp., Floating Rate,
                1.37%(+), 07/09/03...........    13,000,000
 10,000,000   Citigroup, Inc., Floating Rate,
                1.41%(+), 07/17/03...........    10,000,705
  5,000,000   Coca-Cola Enterprises, Inc. --
                144A, Floating Rate,
                1.57%(+), 04/26/04...........     5,010,396
  2,500,000   Credit Suisse First Boston USA,
                Inc., Floating Rate,
                1.48%(+), 08/25/03...........     2,500,000
 25,000,000   Credit Suisse First Boston USA,
                Inc., Floating Rate,
                1.068%(+), 01/21/04..........    25,000,000
  3,500,000   FleetBoston Financial Corp.,
                6.875%, 07/15/03.............     3,506,373
 24,000,000   FleetBoston Financial Corp.,
                Floating Rate,
                1.57%(+), 02/20/04...........    24,031,519
 10,300,000   General Electric Capital, Corp.
                Inc., Floating Rate,
                1.17%(+), 02/17/04...........    10,300,000
  9,000,000   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.369%(+), 04/13/04..........     9,000,000
 18,000,000   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.39%(+), 05/03/04...........    18,000,000
  5,255,000   Household Finance Corp.,
                7.25%, 07/15/03..............     5,260,652
  3,500,000   Household Finance Corp.,
                Floating Rate,
                1.64%(+), 08/07/03...........     3,494,148
 12,000,000   International Lease Finance,
                Floating Rate,
                1.54%(+), 04/08/04...........    12,000,000
 12,500,000   International Lease Finance,
                5.35%, 05/03/04..............    12,884,726
  5,700,000   J.P. Morgan Chase & Company,
                Inc., Floating Rate,
                4.35%(+), 07/15/03...........     5,704,650

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 9,500,000   J.P. Morgan Chase & Company,
                Inc.,
                8.50%, 08/15/03..............  $  9,573,243
  5,000,000   Johnson Controls, Inc.
                Floating Rate,
                1.89%(+), 11/13/03...........     5,009,942
  8,750,000   Keybank N.A., Floating Rate,
                1.499%(+), 01/26/04..........     8,759,494
  8,280,000   Lehman Brothers Holdings,
                Inc. -- 144A, Floating Rate,
                7.36%(+), 12/15/03...........     8,488,121
  2,200,000   Merrill Lynch & Company,
                Floating Rate,
                1.37%(+), 08/13/03...........     2,200,125
 12,800,000   Merrill Lynch & Company,
                Floating Rate,
                1.50%(+), 12/08/03...........    12,806,196
 14,000,000   Merrill Lynch & Company,
                Floating Rate,
                1.313%(+), 03/11/04..........    14,000,000
  9,500,000   National Rural Utilities,
                Floating Rate,
                1.31%(+), 07/17/03...........     9,498,838
 15,000,000   National Rural Utilities,
                Floating Rate,
                1.357%(+), 03/10/04..........    15,000,000
  8,000,000   New York Telephone Company,
                Floating Rate,
                5.875%(+), 09/01/03..........     8,057,175
 25,000,000   Paccar Financial Corp.,
                Floating Rate,
                1.38%(+), 03/04/04...........    25,016,118
  9,500,000   SBS Communications, Inc. --
                144A,
                4.18%, 06/05/04..............     9,757,782
 15,000,000   SLM Corp. -- 144A,
                Floating Rate,
                1.32%(+), 05/28/04...........    14,993,360
 13,000,000   Syndicated Loan Fund Trust,
                Floating Rate,
                1.365%(+), 12/09/03..........    13,000,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $401,740,227)....   401,740,227
                                               ------------
              TOTAL SECURITIES (Cost
                $921,257,325)................   921,257,325
                                               ------------

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.00%
$       347   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase proceeds
                at maturity $347
                (Collateralized by Small
                Business Administration,
                4.125%, due 11/25/22, with a
                value of $364) (Cost $347)...  $        347
                                               ------------
              Total Investments -- 99.7%
                (Cost $921,257,672)..........   921,257,672
              Other assets less
                liabilities -- 0.3%..........     2,598,539
                                               ------------
              NET ASSETS -- 100.00%..........  $923,856,211
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $921,257,672.
---------------

(+) Variable rate security. Interest rate is subject to change weekly. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 76.7%
             BANKS -- 15.1%
$1,520,000   Abbey National First Capital,
               8.20%, 10/15/04...............  $  1,649,581
 1,000,000   Abbey National PLC, Series EMTN,
               6.69%, 10/17/05...............     1,108,303
 6,490,000   ABN AMRO Bank NV,
               7.25%, 05/31/05...............     7,155,730
 3,000,000   Bank of America Corp.,
               7.75%, 08/15/04...............     3,210,954
 3,000,000   Bank of America Corp.,
               7.88%, 05/16/05...............     3,349,452
 1,000,000   Bank of America Corp.,
               6.20%, 02/15/06...............     1,106,500
 2,000,000   Bank of America Corp.,
               5.25%, 02/01/07...............     2,199,378
 1,500,000   Bank of America Corp., Series
               MTN1, Floating Rate,
               1.53%, 08/26/05(a)............     1,505,682
 1,500,000   Bank of Montreal-Chicago,
               6.10%, 09/15/05...............     1,631,873
 3,000,000   Bank of Montreal-Chicago,
               7.80%, 04/01/07...............     3,541,818
 3,000,000   Bank One Corp.,
               7.63%, 08/01/05...............     3,363,165
 4,000,000   Bayersiche Landesbank, Series
               MTN,
               2.50%, 03/30/06...............     4,085,800
 2,500,000   Deutsche Bank Financial,
               6.70%, 12/13/06...............     2,844,953
 3,430,000   HSBC Bank PLC,
               8.63%, 12/15/04...............     3,768,013
 5,000,000   KFW International Finance,
               Series DTC,
               5.25%, 06/28/06...............     5,503,449
 2,000,000   KFW International Finance,
               Series DTC,
               4.75%, 01/24/07(c)............     2,172,562
 5,000,000   LB Baden-Wuerttemberg,
               7.88%, 04/15/04...............     5,273,305
 1,500,000   National Bank of Canada, Series
               B,
               8.13%, 08/15/04...............     1,606,355
 5,000,000   RBSG Capital Corp.,
               10.13%, 03/01/04..............     5,281,365
 3,000,000   Svenska Handelsbanken,
               8.13%, 08/15/07...............     3,617,583
 3,000,000   Swiss Bank Corp.,
               7.25%, 09/01/06...............     3,496,812
 1,500,000   U.S. Bancorp,
               7.63%, 05/01/05...............     1,657,233

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BANKS (CONTINUED)
$3,000,000   U.S. Bancorp, Series MTNN,
               Floating Rate,
               1.27%, 09/16/05(a)............  $  3,003,420
 1,000,000   U.S. Bank NA Minnesota,
               7.55%, 06/15/04...............     1,052,048
 2,145,000   U.S. Bank NA Minnesota, Series
               BKNT,
               7.30%, 08/15/05...............     2,385,877
 3,250,000   U.S. Central Credit Union,
               2.75%, 05/30/08...............     3,232,463
 6,000,000   Wachovia Corp.,
               7.55%, 08/18/05...............     6,733,361
 2,500,000   Wells Fargo & Company, Floating
               Rate,
               1.27%, 06/12/06(a)............     2,500,338
 1,000,000   Wells Fargo & Company, Series
               MTNH,
               6.75%, 10/01/06...............     1,135,169
                                               ------------
                                                 89,172,542
                                               ------------
             FINANCIAL SERVICES -- 10.6%
 4,000,000   Associates Corp. N.A., Series
               MTNH,
               7.63%, 04/27/05...............     4,427,324
 3,000,000   Bear Stearns Company, Inc.,
               Floating Rate,
               1.84%, 07/15/05(a)............     3,024,609
 5,000,000   Bear Stearns Company, Inc.,
               Series MTNB, Floating Rate,
               1.31%, 06/19/06(a)............     4,999,865
 1,000,000   Citigroup, Inc.,
               3.50%, 02/01/08...............     1,029,680
 2,500,000   Citigroup, Inc., Floating Rate,
               1.42%, 05/19/06(a)............     2,503,275
 1,000,000   General Electric Capital Corp.,
               Series MTNA,
               8.70%, 03/01/07...............     1,201,733
 8,000,000   Heller Financial, Inc.,
               8.00%, 06/15/05...............     8,973,959
 1,000,000   Heller Financial, Inc.,
               6.38%, 03/15/06...............     1,115,990
 1,000,000   International Lease Finance
               Corp.,
               2.95%, 05/23/06...............     1,005,724
 5,000,000   International Lease Finance
               Corp., Floating Rate,
               2.53%, 01/13/05(a)............     5,051,795
 3,300,000   Lehman Brothers Holdings, Inc.,
               7.75%, 01/15/05...............     3,624,024
 2,000,000   Morgan Stanley,
               7.75%, 06/15/05...............     2,229,452

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FINANCIAL SERVICES (CONTINUED)
$3,000,000   Morgan Stanley,
               6.10%, 04/15/06...............  $  3,304,812
 3,000,000   Morgan Stanley, Series MTNE,
               Floating Rate,
               1.28%, 03/27/06(a)............     3,006,999
 5,000,000   Railcar Leasing, Series LLC- 1,
               Class A2,
               7.13%, 01/15/13...............     5,800,425
 5,000,000   Wells Fargo Financial,
               6.75%, 06/01/05...............     5,489,235
 2,000,000   Wells Fargo Financial,
               6.13%, 02/15/06(c)............     2,203,692
 4,000,000   Wells Fargo Financial, Series
               MTND, Floating Rate,
               1.28%, 09/12/05(a)............     4,006,060
                                               ------------
                                                 62,998,653
                                               ------------
             FOOD AND BEVERAGE -- 0.4%
   500,000   General Mills, Inc.,
               5.13%, 02/15/07(c)............       545,116
 2,000,000   General Mills, Inc.,
               3.88%, 11/30/07...............     2,097,438
                                               ------------
                                                  2,642,554
                                               ------------
             LEISURE AND RECREATION -- 0.6%
 3,145,000   International Game Technology,
               7.88%, 05/15/04...............     3,307,452
                                               ------------
             MACHINERY -- 0.3%
 1,500,000   Ingersoll-Rand Company,
               5.80%, 06/01/04...............     1,560,701
                                               ------------
             OIL, COAL AND GAS -- 0.9%
 4,590,000   Tosco Corp.,
               7.25%, 01/01/07...............     5,252,153
                                               ------------
             PHARMACEUTICALS -- 0.9%
 4,000,000   Merck & Company, Inc.,
               5.25%, 07/01/06...............     4,398,356
   767,127   Upjohn Company, Series A,
               9.79%, 02/01/04...............       804,723
                                               ------------
                                                  5,203,079
                                               ------------
             PRIVATE ASSET BACKED: CREDIT CARDS -- 5.9%
 5,000,000   Citibank Credit Card Issuance
               Trust, Series 2000-A3, Class
               A3,
               6.88%, 11/16/09...............     5,871,533
 2,000,000   Citibank Credit Card Issuance
               Trust, Series 2003-A6, Class
               A6,
               2.90%, 05/17/10...............     2,009,218

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: CREDIT CARDS (CONTINUED)
$5,250,000   Fleet Credit Card Master Trust
               II, Series 2001-C, Class A,
               3.86%, 03/15/07...............  $  5,412,989
 1,700,000   Household Private Label Credit
               Card Master Note Trust, Series
               2002-2, Class A,
               Floating Rate,
               1.35%, 01/18/11(a)............     1,702,977
 5,500,000   J.C. Penney Master Credit Card
               Trust, Series E, Class A,
               5.50%, 06/15/07...............     5,593,533
 4,818,000   MBNA Master Credit Card Trust,
               Series 1999-M, Class A,
               6.60%, 04/16/07...............     5,167,571
 5,000,000   Nordstrom Private Label Credit
               Card, Series 2001-1A, Class A,
               4.82%, 04/15/10...............     5,360,832
   904,583   Sears Credit Account Master
               Trust, Series 1996-3, Class A,
               7.00%, 07/15/08...............       931,901
 2,570,000   Standard Credit Card Master
               Trust, Series 1994-2, Class A,
               7.25%, 04/07/08...............     2,932,868
                                               ------------
                                                 34,983,422
                                               ------------
             PRIVATE ASSET BACKED: FINANCIAL
               SERVICES -- 14.9%
 2,825,887   ANRC Auto Owner Trust, Series
               2000-A, Class A4,
               7.15%, 02/15/07...............     2,847,042
   548,069   BMW Vehicle Lease Trust, Series
               2000-A, Class A4,
               6.67%, 10/25/03...............       550,480
 5,000,000   Capital One Auto Finance Trust,
               Series 2001-A, Class A4,
               5.40%, 05/15/08...............     5,292,655
 2,000,000   Capital One Auto Finance Trust,
               Series 2003-A , Class A3A,
               1.83%, 10/15/07...............     2,010,228
 1,554,741   Caterpillar Financial Asset
               Trust, Series 2001-A, Class
               A3,
               4.85%, 04/25/07...............     1,588,024
 3,500,000   Caterpillar Financial Asset
               Trust, Series 2002-A , Class
               A3,
               3.15%, 02/25/08...............     3,557,543
 3,000,000   Caterpillar Financial Asset
               Trust, Series 2003-A , Class
               A3,
               1.66%, 12/26/07...............     2,973,281
 4,181,566   Community Program Loan Trust,
               Series 1987-A, Class A4,
               4.50%, 10/01/18...............     4,291,444

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$1,901,364   Copelco Capital Funding Corp.,
               Series 1999-B, Class A4,
               6.90%, 12/18/04...............  $  1,921,552
 2,750,000   Distribution Financial Services
               Trust, Series 2001-1, Class
               A4,
               5.67%, 01/17/17...............     2,888,947
 3,000,000   First National Master Note
               Trust, Series 2003-1, Class A,
               Floating Rate,
               1.28%, 08/15/08(b)............     3,007,625
 2,000,000   Franklin Auto Trust, Series
               2003-1, Class A4,
               2.27%, 05/20/11...............     2,005,313
 3,000,000   Marshall & Isley Auto Loan
               Trust, Series 2002-1, Class
               A3,
               2.49%, 10/22/07...............     3,048,030
   164,125   Morgan Stanley Capital, Series
               1999-CAM1, Class A1,
               6.54%, 03/15/32...............       165,361
   935,752   Morgan Stanley Capital, Series
               1999-RM1, Class A1,
               6.37%, 12/15/31...............     1,025,078
 1,456,573   Morgan Stanley Dean Witter
               Capital, Series 2001-TOP3,
               Class A1,
               5.31%, 07/15/33...............     1,546,623
   777,205   Morgan Stanley Dean Witter
               Capital, Series 2002-HQ, Class
               A1,
               4.59%, 04/15/34...............       803,392
 2,150,538   Morgan Stanley Dean Witter
               Capital, Series 2002-IQ2,
               Class A1,
               4.09%, 12/15/35...............     2,246,312
   957,821   Nations Credit Grantor Trust,
               Series 1997, Class A,
               6.75%, 08/15/13...............     1,029,947
   531,044   Navistar Financial Corp. Owner
               Trust, Series 2001-A, Class
               A3,
               4.99%, 08/15/05...............       534,781
 4,000,000   Navistar Financial Corp. Owner
               Trust, Series 2001-B, Class
               A4,
               4.37%, 11/17/08...............     4,162,298
 3,000,000   Nelnet Student Loan Trust,
               Series 2002-2, Class A3,
               Floating Rate,
               1.39%, 09/25/13(a)............     2,979,158
 3,250,000   Onyx Acceptance Auto Trust,
               Series 2002-D, Class A4,
               3.10%, 07/15/09...............     3,350,082

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: FINANCIAL SERVICES
               (CONTINUED)
$4,106,623   Provident Auto Lease ABS Trust,
               Series 1999-1, Class A2,
               7.03%, 01/14/12...............  $  4,320,927
 2,150,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A3,
               5.98%, 06/15/08...............     2,368,898
 3,550,000   PSE&G Transition Funding LLC,
               Series 2001-1, Class A5,
               6.45%, 03/15/13...............     4,192,179
 5,000,000   Public Service New Hampshire
               Funding LLC, Series 2001-1,
               Class A2,
               5.73%, 11/01/10...............     5,515,691
 1,000,000   Ryder Vehicle Lease Trust,
               Series 2001-A, Class A4,
               5.81%, 08/15/06...............     1,034,664
 4,000,000   SSB Auto Loan Trust, Series
               2002-1, Class A3,
               2.37%, 09/15/06...............     4,058,608
 8,000,000   Volkswagen Auto Loan Enhanced
               Trust, Series 2003-1, Class
               A3,
               1.49%, 05/21/07...............     7,986,250
 4,725,000   Whole Auto Loan Trust, Series
               2002-1, Class A3,
               2.60%, 08/15/06...............     4,813,855
                                               ------------
                                                 88,116,268
                                               ------------
             PRIVATE ASSET BACKED: MORTGAGE AND HOME
               EQUITY -- 7.8%
 1,325,822   Bank Boston Home Equity Loan
               Trust, Series 1998-1, Class
               A4,
               6.42%, 01/25/21...............     1,359,814
 1,737,685   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1998-C1, Class A1,
               6.34%, 06/16/30...............     1,899,842
 1,293,674   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               1999-C1, Class A1,
               5.91%, 02/14/31...............     1,406,098
   949,507   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2001-TOP4, Class A1,
               5.06%, 11/15/16...............     1,020,859
   983,482   Bear Stearns Commercial Mortgage
               Securities, Inc., Series
               2002-PBW1, Class A1,
               3.97%, 11/11/35...............     1,017,896
 2,000,000   Centex Home Equity, Series
               2003-B, Class AF1,
               1.64%, 02/25/18...............     1,997,813

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$3,000,000   Contimortgage Home Equity Loan
               Trust, Series 1998-2, Class
               A7,
               6.57%, 03/15/23...............  $  3,139,338
 1,638,917   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2001-CF2, Class A1,
               5.26%, 02/15/34...............     1,697,190
 5,000,000   Credit Suisse First Boston
               Mortgage Securities Corp.,
               Series 2003-C3, Class A1,
               2.08%, 05/15/38...............     4,970,499
   902,474   DLJ Commercial Mortgage Corp.,
               Series 1998-CG1, Class A1A,
               6.11%, 06/10/31...............       940,316
   828,493   EQCC Home Equity Loan Trust,
               Series 1998-1, Class A6F,
               6.25%, 12/15/07...............       853,586
   117,713   Fleet Mortgage Securities,
               Series 2001-1, Class A1,
               6.00%, 07/28/29...............       120,148
 1,468,665   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-2, Class A1,
               5.26%, 08/11/33...............     1,565,323
   941,212   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2001-3, Class A1,
               5.56%, 06/10/38...............     1,025,123
   833,627   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-1, Class A1,
               5.03%, 12/10/35...............       887,173
 3,938,237   General Electric Capital
               Commercial Mortgage Corp.,
               Series 2002-3A, Class A1,
               4.23%, 12/10/37...............     4,115,219
 1,895,528   IMC Home Equity Loan Trust,
               Series 1997-3, Class A7,
               7.08%, 08/20/28...............     1,961,809
   973,781   JP Morgan Chase Commercial
               Mortgage Securities Corp.,
               Series 2002-C2, Class A1,
               4.33%, 12/12/34...............     1,020,107
 2,485,918   LB-UBS Commercial Mortgage
               Trust, Series 2003-C3, Class
               A1,
               2.60%, 05/15/27...............     2,496,499
 3,500,000   Residential Asset Mortgage
               Products, Inc., Series
               2002-RZ3, Class A2,
               3.08%, 07/25/26...............     3,541,267

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: MORTGAGE AND HOME EQUITY
               (CONTINUED)
$2,000,000   Residential Asset Mortgage
               Products, Inc., Series
               2003-RZ1, Class AI2,
               2.81%, 10/25/25...............  $  2,024,081
   681,173   Residential Funding Mortgage
               Securities II, Series
               2001-HI3, Class AI1,
               6.63%, 07/25/26...............       710,541
   570,798   Travelers Mortgage Securities
               Corp., Series 1, Class Z2,
               12.00%, 03/01/14..............       603,290
 3,500,000   Vendee Mortgage Trust, Series
               1996-1, Class 1K,
               6.75%, 11/15/12...............     3,783,169
 2,212,579   Wachovia Bank Commercial
               Mortgage Trust, Series 2003-4,
               Class A1,
               3.00%, 04/15/35...............     2,252,107
                                               ------------
                                                 46,409,107
                                               ------------
             PRIVATE ASSET BACKED: OTHER -- 9.8%
 2,000,000   Asset Securitization Corp.,
               Series 1997-D4, Class A1C,
               7.42%, 04/14/29...............     2,146,799
 5,000,000   Bear Stearns Asset Backed
               Securities, Inc., Series
               2003-AC3, Class A1,
               4.00%, 07/25/33...............     5,001,950
 4,672,000   California Infrastructure PG&E
               Corp., Series 1997-1, Class
               A8,
               6.48%, 12/26/09...............     5,360,750
 5,400,000   California Infrastructure,
               Series 1997-1, Class A6,
               6.38%, 09/25/08...............     5,859,513
 5,000,000   CIT Equipment Collateral, Series
               2002-VT1, Class A3,
               4.03%, 01/20/06...............     5,124,808
 2,500,000   CIT Equipment Collateral, Series
               2003-VT1, Class A3B,
               1.63%, 04/20/07...............     2,482,031
 3,000,000   CIT RV Trust, Series 1998-A,
               Class A5,
               6.12%, 11/15/13...............     3,163,220
 1,353,397   CNH Equipment Trust, Series
               2000-A, Class A4,
               7.34%, 02/15/07...............     1,385,020
 5,000,000   CNH Equipment Trust, Series
               2003-A, Class A3B,
               1.89%, 07/16/07...............     5,010,798

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: OTHER (CONTINUED)
$6,665,000   Connecticut RRB Special Purpose
               Trust CL&P, Series 2001-1,
               Class A3,
               5.73%, 03/30/09...............  $  7,373,462
   994,282   Household Automotive Trust,
               Series 2001-2, Class A3,
               4.83%, 03/17/06...............     1,008,289
 3,500,000   Household Automotive Trust,
               Series 2002-1, Class A3,
               3.75%, 09/18/06...............     3,589,781
 2,000,000   Household Automotive Trust,
               Series 2003-1, Class A3,
               1.73%, 12/17/07...............     2,004,182
 2,000,000   Illinois Power Special Purpose
               Trust, Series 1998-1, Class
               A6,
               5.54%, 06/25/09...............     2,201,733
 2,097,291   John Deere Owner Trust, Series
               2001-A, Class A3,
               3.26%, 10/17/05...............     2,121,520
 4,138,660   PBG Equipment Trust, Series 1A,
               Class A,
               6.27%, 01/20/12...............     4,355,067
                                               ------------
                                                 58,188,923
                                               ------------
             PRIVATE ASSET BACKED: RECEIVABLES -- 4.5%
 4,571,912   Alter Moneta Receivables, LLC,
               Series 2003-1,
               2.56%, 03/15/11...............     4,589,195
   237,249   Associates Automobile
               Receivables Trust, Series
               2000-1, Class A3,
               7.30%, 01/15/04...............       238,014
 1,118,271   Chevy Chase Auto Receivables
               Trust, Series 2001-2 , Class
               A3,
               3.80%, 11/15/05...............     1,128,837
 4,000,000   Chevy Chase Auto Receivables
               Trust, Series 2001-2, Class
               A4,
               4.44%, 04/16/07...............     4,153,069
 3,000,000   Hyundai Auto Receivables Trust,
               Series 2002-A, Class A3,
               2.80%, 02/15/07...............     3,054,380
 3,250,000   National City Auto Receivables
               Trust, Series 2002-A, Class
               A3,
               4.04%, 07/15/06...............     3,314,841
   997,116   PFC Tax Receivables Trust,
               Series 2002-A, Class A,
               3.01%, 12/15/15...............     1,002,142

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             PRIVATE ASSET BACKED: RECEIVABLES (CONTINUED)
$4,000,000   Regions Auto Receivables Trust,
               Series 2002-1, Class A3,
               2.63%, 01/15/07...............  $  4,075,135
 4,771,698   World Omni Auto Receivables
               Trust, Series 2001-B, Class
               A3,
               3.79%, 11/21/05...............     4,833,567
                                               ------------
                                                 26,389,180
                                               ------------
             PRIVATE ASSET BACKED: TRANSPORTATION -- 0.8%
 4,741,513   Railcar Trust, Series 1992-1,
               Class A,
               7.75%, 06/01/04...............     4,915,550
                                               ------------
             PRIVATE ASSET BACKED: UTILITIES -- 1.3%
 5,000,000   PECO Energy Transition Trust,
               Series 1999-A, Class A6,
               6.05%, 03/01/09...............     5,571,915
 2,000,000   PECO Energy Transition Trust,
               Series 2001-A, Class A1,
               6.52%, 12/31/10...............     2,367,758
                                               ------------
                                                  7,939,673
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.2%
 1,000,000   Archstone-Smith Trust,
               7.15%, 10/15/03...............     1,014,622
   875,000   AvalonBay Communities,
               6.63%, 01/15/05...............       938,258
 3,000,000   AvalonBay Communities, Series
               MTN,
               6.58%, 02/15/04...............     3,093,858
 1,000,000   Equity Residential Properties,
               7.50%, 04/15/04...............     1,044,982
 1,000,000   Kimco Realty Corp., Series MTNB,
               7.62%, 10/20/04...............     1,075,135
                                               ------------
                                                  7,166,855
                                               ------------
             UTILITIES: ELECTRIC -- 1.7%
 2,500,000   Atlantic City Electric, Series
               AMBC,
               6.67%, 03/23/05...............     2,707,333
 7,000,000   Central Maine Power Company,
               Series MBIA,
               7.43%, 08/25/03...............     7,059,395
                                               ------------
                                                  9,766,728
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $445,463,448)...........   454,012,840
                                               ------------
             US TREASURY SECURITY -- 0.8%
 5,000,000   US Treasury Note,
               1.25%, 05/31/05(c) (Cost
               $5,011,603)...................     4,998,635
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             US GOVERNMENT AGENCY SECURITIES -- 11.8%
             FANNIE MAE -- 5.9%
$3,341,837   PL# 254062, 6.00%, 10/01/11.....  $  3,507,211
 1,770,015   PL# 323743, 5.00%, 04/01/14.....     1,833,798
 1,617,206   PL# 429168, 6.00%, 05/01/13.....     1,692,286
 1,297,519   PL# 50903, 6.00%, 09/01/08......     1,362,915
 1,625,217   PL# 50973, 6.00%, 01/01/09......     1,707,129
 1,607,698   PL# 517699, 6.00%, 07/01/14.....     1,681,488
 5,083,756   PL# 545038, 6.00%, 09/01/14.....     5,321,596
 6,227,820   PL# 555154, 5.50%, 12/01/22.....     6,463,075
 1,654,049   PL# 609771, 6.00%, 09/01/08.....     1,728,998
 4,731,868   Series 1993-234, Class PC,
               5.50%, 12/25/08...............     4,967,924
 4,684,713   Series 2003-28, Class PA,
               5.50%, 05/25/06...............     4,727,513
                                               ------------
                                                 34,993,933
                                               ------------
             FEDERAL FARM CREDIT BANK -- 1.5%
 8,500,000   2.50%, 11/15/05.................     8,687,468
                                               ------------
             FREDDIE MAC -- 2.7%
 7,000,000   3.25%, 11/15/04.................     7,194,026
     4,757   PL# 306816, 7.00%, 01/01/18.....         4,821
 2,500,000   Series 2557, Class MA,
               4.50%, 07/15/16...............     2,544,615
 4,162,000   Series H003, Class A2,
               1.88%, 11/15/07...............     4,200,969
 2,000,000   Series T-52, Class AF2,
               3.63%, 11/25/32...............     2,049,332
                                               ------------
                                                 15,993,763
                                               ------------
             FREDDIE MAC GOLD -- 1.3%
    16,726   PL# D06777, 7.50%, 03/01/08.....        17,597
   659,810   PL# E00532, 6.50%, 02/01/13.....       694,614
 1,081,379   PL# E00542, 6.50%, 04/01/13.....     1,137,044
 2,098,097   PL# E00676, 5.50%, 06/01/14.....     2,184,194
 3,354,296   PL# E89557, 5.50%, 04/01/17.....     3,480,076
                                               ------------
                                                  7,513,525
                                               ------------
             GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION -- 0.4%
 2,665,323   PL# 436708, 5.75%, 12/15/22.....     2,786,684
                                               ------------
             TOTAL US GOVERNMENT AGENCY
               SECURITIES
               (Cost $69,452,146)............    69,975,373
                                               ------------
             FOREIGN GOVERNMENT OBLIGATIONS -- 7.3%
 3,000,000   Hydro Quebec, Series MTNB,
               7.49%, 07/30/03...............     3,014,121
 3,000,000   Hydro Quebec, Series MTNB,
               7.00%, 04/12/05...............     3,285,264
$5,000,000   Hydro Quebec, Series MTNB,
               6.52%, 02/23/06...............  $  5,599,955
 8,938,000   Province of Alberta,
               4.88%, 10/29/03...............     9,044,425
 3,500,000   Province of British Columbia,
               4.63%, 10/03/06...............     3,785,306
 5,000,000   Province of Manitoba,
               4.25%, 11/20/06...............     5,348,945
 3,000,000   Province of Ontario,
               7.00%, 08/04/05...............     3,336,525
 4,000,000   Province of Ontario,
               6.00%, 02/21/06...............     4,433,360
 4,000,000   Republic of Italy,
               7.25%, 02/07/05...............     4,349,916
 1,000,000   Republic of Italy,
               4.38%, 10/25/06...............     1,072,707
                                               ------------
             TOTAL FOREIGN GOVERNMENT
               OBLIGATIONS
               (Cost $42,339,973)............    43,270,524
                                               ------------
             SHORT TERM US GOVERNMENT AGENCY
               SECURITIES -- 1.4%
             FANNIE MAE -- 0.7%
 4,000,000   1.15%, 07/23/03.................     3,997,189
                                               ------------
             FREDDIE MAC -- 0.7%
 4,000,000   0.97%, 07/30/03.................     3,996,874
                                               ------------
             TOTAL SHORT TERM US GOVERNMENT
               AGENCY SECURITIES
               (Cost $7,994,063).............     7,994,063
                                               ------------
  SHARES
  ------
             REGULATED INVESTMENT COMPANIES -- 0.4%
 1,216,374   BlackRock Tempcash Fund (d).....     1,216,374
   521,303   Dreyfus Cash Management Plus
               Fund (d)......................       521,303
   176,064   Merrill Lynch Premier
               Institutional Fund (d)........       176,064
   229,373   Merrimac Cash Fund -- Premium
               Class (d).....................       229,373
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $2,143,114).............     2,143,114
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES -- 0.3%
$   69,507   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.54%, 11/04/03(+)(d).........  $     69,507
   173,768   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.53%, 07/02/03(+)(d).........       173,768
   278,028   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.21%, 08/04/03(+)(d).........       278,028
   111,211   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.13%, 09/17/03(+)(d).........       111,211
    34,754   Merrill Lynch & Company,
               Floating Rate, 1.62%,
               11/26/03(+)(d)................        34,754
   139,014   Morgan Stanley, Floating Rate,
               1.43%, 09/26/03(+)(d).........       139,014
   868,839   Morgan Stanley, Floating Rate,
               1.43%, 12/16/03(+)(d).........       868,839
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $1,675,121).............     1,675,121
                                               ------------
             TIME DEPOSITS -- 0.2%
   173,768   American Express Centurion Bank,
               1.26%, 07/07/03(d)............       173,768
   139,014   Bank of Montreal,
               1.08%, 07/02/03(d)............       139,014
    28,687   Bank of Montreal,
               1.15%, 07/09/03(d)............        28,687
   347,536   Bank of Novia Scotia,
               1.03%, 07/08/03(d)............       347,536
   208,521   Credit Agricole Indosuez,
               0.94%, 07/01/03(d)............       208,521
   111,211   Credit Agricole Indosuez,
               1.05%, 08/26/03(d)............       111,211
    69,507   Den Danske Bank,
               1.04%, 07/24/03(d)............        69,507
    69,507   Royal Bank of Scotland,
               1.05%, 07/28/03(d)............        69,507
                                               ------------
             TOTAL TIME DEPOSITS
               (Cost $1,147,751).............     1,147,751
                                               ------------
             COMMERCIAL PAPER -- 0.0%
    69,507   Morgan Stanley, Floating Rate,
               1.46%, 01/29/04(+)(d)
               (Cost $69,507)................        69,507
                                               ------------
             TOTAL SECURITIES
               (Cost $575,296,726)...........   585,286,928
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 1.3%
$7,406,901   With Investors Bank and Trust,
               dated 06/30/03, 0.75%, due
               07/01/03, repurchase proceeds
               at maturity $7,406,901
               (Collateralized by Fannie Mae,
               1.59%, due 01/25/32, with a
               value of $7,777,622)..........  $  7,406,901
    69,507   With Morgan Stanley, dated
               06/30/03, 1.48%, due 07/01/03,
               repurchase proceeds at
               maturity $1,021,837
               (Collateralized by Vodafone
               Group PLC, 7.75%, due
               02/15/10, with a value of
               $345, Verizon Global Funding
               Corp., 6.875%, due 06/15/12,
               with a value of $40,
               Prudential Funding LLC, 6.60%,
               due 05/15/08, with a value of
               $23,663, Jersey Central Power
               & Lighting Company, 4.80%, due
               06/15/18, with a value of
               $1,331, Corporation Andina de
               Fomento, 7.375%, due 01/18/11,
               with a value of $33,150, Abbey
               National Capital Trust,
               8.963%, due 06/30/30, with a
               value of $68,993 and Vodafone
               Group PLC, 7.875%, due
               02/15/30, with a value of
               $12,460)(d)...................        69,507
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $7,476,408).............     7,476,408
                                               ------------
             Total Investments -- 100.2%
               (Cost $582,773,134)
               ..............................   592,763,336
             Liabilities less other
               assets -- (0.2)%..............    (1,002,212)
                                               ------------
             NET ASSETS -- 100.0%............  $591,761,124
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $582,773,134.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $11,157,688
    Gross unrealized depreciation..........   (1,167,486)
                                             -----------
    Net unrealized appreciation............  $ 9,990,202
                                             ===========

---------------

(a) Quarterly reset provision. The rate shown was in effect at June 30, 2003.

(b) Monthly reset provision. The rate shown was in effect at June 30, 2003.

(c) All or part of this security is on loan.

(d) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 22.3%
              US TREASURY BOND -- 1.2%
$ 3,000,000   6.13%, 08/15/29................  $  3,666,681
                                               ------------
              US TREASURY INFLATION INDEX -- 4.3%
 11,377,800   3.63%, 01/15/08................    12,768,031
                                               ------------
              US TREASURY NOTES -- 16.8%
  5,000,000   3.63%, 08/31/03................     5,023,635
 20,000,000   3.00%, 01/31/04................    20,239,860
 13,000,000   2.13%, 08/31/04(c).............    13,163,020
  6,000,000   6.50%, 10/15/06................     6,895,314
  2,000,000   4.75%, 11/15/08(c).............     2,217,736
  2,000,000   3.88%, 02/15/13(c).............     2,058,672
                                               ------------
                                                 49,598,237
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $62,986,020)...........    66,032,949
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 47.1%
              FANNIE MAE -- 26.9%
 10,000,000   5.13%, 02/13/04................    10,250,340
  4,000,000   5.50%, 05/02/06................     4,394,408
 10,000,000   5.00%, 01/20/07................    10,194,870
  5,000,000   5.00%, 05/14/07................     5,136,715
  5,000,000   3.50%, 10/15/07................     5,104,565
  4,000,000   6.25%, 07/19/11................     4,184,912
 10,000,000   6.00%, 01/18/12................    10,630,390
  8,963,886   PL# 702319, 4.66%, 05/01/33....     9,153,865
 20,000,000   TBA, 6.00%, 07/01/33...........    20,787,501
                                               ------------
                                                 79,837,566
                                               ------------
              FEDERAL FARM CREDIT BANK -- 1.8%
  5,000,000   4.38%, 04/15/05(c).............     5,275,585
                                               ------------
              FREDDIE MAC -- 11.1%
  3,000,000   5.75%, 04/15/08................     3,431,742
  6,000,000   6.88%, 09/15/10................     7,349,532
  5,000,000   6.38%, 08/01/11................     5,560,480
    722,000   6.75%, 03/15/31................       902,041
    304,000   6.25%, 07/15/32................       358,994
  3,726,084   Series 1500, Class K,
                7.00%, 06/15/22..............     3,761,871
    296,913   Series 1574, Class PG,
                6.50%, 02/15/21..............       296,943
 11,000,000   Series 2281, Class E,
                6.00%, 07/15/28..............    11,166,270
                                               ------------
                                                 32,827,873
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.6%
$   991,921   PL# 2483, 7.00%, 09/20/27......  $  1,046,010
  3,095,617   PL# 2631, 7.00%, 08/20/28......     3,261,849
  2,197,975   PL# 2645, 7.00%, 09/20/28......     2,316,004
     65,115   PL# 297619, 7.50%, 09/15/07....        69,573
     11,363   PL# 322072, 7.50%, 08/15/07....        12,141
     18,940   PL# 323189, 7.50%, 08/15/07....        20,237
      7,403   PL# 328000, 7.50%, 06/15/07....         7,910
      1,697   PL# 328084, 7.50%, 07/15/07....         1,813
     35,049   PL# 328188, 7.50%, 08/15/07....        37,448
     47,438   PL# 328192, 7.50%, 08/15/07....        50,685
     19,227   PL# 328200, 7.50%, 08/15/07....        20,543
     59,751   PL# 329060, 7.50%, 08/15/07....        63,842
     49,493   PL# 332267, 7.50%, 08/15/07....        52,882
     45,765   PL# 332704, 7.50%, 09/15/07....        48,897
     15,547   PL# 333320, 7.50%, 09/15/07....        16,612
     16,671   PL# 333709, 7.50%, 09/15/07....        17,812
      1,684   PL# 335542, 7.50%, 08/15/07....         1,799
     31,774   PL# 335995, 7.50%, 08/15/07....        33,950
     53,654   PL# 345973, 6.50%, 11/15/08....        57,081
     57,891   PL# 345975, 6.50%, 10/15/08....        61,589
     25,171   PL# 363874, 6.50%, 11/15/08....        26,778
     76,450   PL# 366531, 6.50%, 11/15/08....        81,332
     54,305   PL# 369749, 6.50%, 09/15/08....        57,774
     85,449   PL# 370448, 6.50%, 11/15/08....        90,906
    114,561   PL# 371094, 6.50%, 11/15/08....       121,877
    205,435   PL# 374726, 6.50%, 10/15/08....       218,555
                                               ------------
                                                  7,795,899
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 3.3%
  9,650,304   Fannie Mae Grantor Trust,
                Series 2003-T2, Class A1,
                Floating Rate,
                1.18%, 03/25/33(a)...........     9,657,702
     13,471   Freddie Mac -- Government
                National Mortgage
                Association, Series 31, Class
                F, Floating Rate,
                1.78%, 08/25/23(a)...........        13,483
                                               ------------
                                                  9,671,185
                                               ------------
              SMALL BUSINESS ADMINISTRATION -- 1.4%
  4,000,000   5.89%, 09/01/11................     4,258,168
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $135,044,037)................   139,666,276
                                               ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 14.5%
              CONSUMER GOODS AND SERVICES -- 0.4%
$ 1,000,000   Eastman Kodak Company, Series
                MTNA,
                6.38%, 06/15/06..............  $  1,105,577
                                               ------------
              FINANCIAL SERVICES -- 1.4%
  2,000,000   Ford Motor Credit Company,
                7.50%, 03/15/05..............     2,126,186
  2,000,000   General Electric Capital Corp.,
                Series MTNA,
                6.75%, 09/11/03..............     2,021,372
                                               ------------
                                                  4,147,558
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.6%
  1,751,090   Bank of America Mortgage
                Securities, Series 2003-B,
                Class 2A2,
                4.41%, 03/25/33..............     1,781,304
                                               ------------
              PUBLIC ADMINISTRATION -- 1.0%
  2,665,984   Attransco, Inc.,
                6.12%, 04/01/08..............     2,953,158
                                               ------------
              SHIPBUILIDING -- 0.5%
  1,358,000   Sulphur Carriers, Inc., Series
                2009,
                8.30%, 10/15/09..............     1,503,659
                                               ------------
              SOVEREIGN AGENCIES -- 4.5%
  7,000,000   Private Export Funding,
                3.40%, 02/15/08..............     7,272,342
  2,500,000   Tennessee Valley Authority,
                Series A,
                6.38%, 06/15/05..............     2,736,575
  3,000,000   Tennessee Valley Authority,
                Series G,
                5.38%, 11/13/08..............     3,382,770
                                               ------------
                                                 13,391,687
                                               ------------
              SPECIAL PURPOSE ENTITY -- 6.1%
  5,379,108   Overseas Private Investment
                Corp., Floating Rate,
                5.14%, 08/15/07(b)...........     5,822,991
  3,409,090   Overseas Private Investment
                Corp.,
                7.45%, 12/15/10..............     3,981,909
  7,500,001   Overseas Private Investment
                Corp., Series 1997,
                7.05%, 11/15/13..............     8,488,614
                                               ------------
                                                 18,293,514
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $39,829,501)...........    43,176,457
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
$ 2,000,000   Republic of Italy, Series DTC,
                5.25%, 04/05/06 (Cost
                $1,994,226)..................  $  2,171,112
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 21.2%
              FANNIE MAE -- 3.8%
 11,200,000   0.98%, 08/13/03................    11,186,957
                                               ------------
              FEDERAL HOME LOAN BANK -- 5.8%
 17,400,000   0.90%, 07/02/03................    17,399,565
                                               ------------
              FREDDIE MAC -- 11.6%
    600,000   0.99%, 08/14/03................       599,274
 33,800,000   0.98%, 08/29/03................    33,745,990
                                               ------------
                                                 34,345,264
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $62,931,786).................    62,931,786
                                               ------------
              TIME DEPOSITS -- 0.9%
    388,960   American Express Centurion
                Bank,
                1.26%, 07/07/03(d)...........       388,960
    311,168   Bank of Montreal,
                1.08%, 07/02/03(d)...........       311,168
     64,214   Bank of Montreal,
                1.15%, 07/09/03(d)...........        64,214
    777,921   Bank of Novia Scotia,
                1.03%, 07/08/03(d)...........       777,921
    466,753   Credit Agricole Indosuez,
                0.94%, 07/01/03(d)...........       466,753
    248,935   Credit Agricole Indosuez,
                1.05%, 08/26/03(d)...........       248,935
    155,584   Den Danske Bank,
                1.04%, 07/24/03(d)...........       155,584
    155,584   Royal Bank of Scotland,
                1.05%, 07/28/03(d)...........       155,584
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $2,569,119)..................     2,569,119
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.3%
    155,584   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(d)........       155,584
    388,961   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(d)........       388,961
    622,337   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(d)........       622,337

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   248,935   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(d)........  $    248,935
     77,792   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(d)........        77,792
    311,168   Morgan Stanley, Floating Rate,
                1.43%, 09/26/03(+)(d)........       311,168
  1,944,803   Morgan Stanley, Floating Rate,
                1.43%, 12/16/03(+)(d)........     1,944,803
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $3,749,580)......     3,749,580
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 1.6%
  2,722,724   BlackRock Tempcash Fund(d).....     2,722,724
  1,166,882   Dreyfus Cash Management Plus
                Fund(d)......................     1,166,882
    394,099   Merrill Lynch Premier
                Institutional Fund(d)........       394,099
    513,428   Merrimac Cash Fund -- Premium
                Class(d).....................       513,428
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $4,797,133)..................     4,797,133
                                               ------------
              COMMERCIAL PAPER -- 0.1%
    155,584   Morgan Stanley, Floating Rate,
                1.46%, 01/29/04(+)(d) (Cost
                $155,584)....................       155,584
                                               ------------
              TOTAL SECURITIES (Cost
                $314,056,986)................   325,249,996
                                               ------------
 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 0.1%
$    42,262   With Investors Bank and Trust,
                dated 6/30/03, 0.75%, due
                07/01/03, repurchase proceeds
                at maturity $42,263
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.895%, due 01/01/38, with a
                value of $44,760)............  $     42,262
    155,584   With Morgan Stanley, dated
                6/30/03, 1.48%, due 07/01/03,
                repurchase proceeds at
                maturity $155,590
                (Collateralized by Vodafone
                Group PLC, 7.75%, due
                02/15/10, with a value of
                $386, Verizon Global Funding
                Corp., 6.875%, due 06/15/12,
                with a value of $45,
                Prudential Funding LLC,
                6.60%, due 05/15/08, with a
                value of $26,497, Jersey
                Central Power & Lighting
                Company, 4.80%, due 06/15/18,
                with a value of $1,490,
                Corporation Andina de
                Fomento, 7.375%, due
                01/18/11, with a value of
                $37,120, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $77,254 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $13,952)(d)..................       155,584
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $197,846)..............       197,846
                                               ------------
              Total Investments -- 109.8%
                (Cost $314,254,832)..........   325,447,842
              Liabilities less other
                assets -- (9.8)%.............   (29,097,951)
                                               ------------
              NET ASSETS -- 100.0%...........  $296,349,891
                                               ============

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $314,254,832.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $11,509,920
    Gross unrealized depreciation..........     (316,910)
                                             -----------
    Net unrealized appreciation............  $11,193,010
                                             ===========

---------------

(a) Monthly reset provision. The rate shown was in effect at June 30, 2003.

(b) Quarterly reset provision. The rate shown was in effect at June 30, 2003.

(c) All or part of this security is on loan.

(d) Collateral for securities on loan.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US TREASURY SECURITIES -- 18.9%
               US TREASURY BONDS -- 11.7%
$  6,130,000   10.38%, 11/15/12(a)...........  $    8,167,508
   8,670,000   12.00%, 08/15/13(a)...........      12,602,322
   2,455,000   9.25%, 02/15/16...............       3,759,700
  23,280,000   8.13%, 08/15/19(a)............      33,676,894
  12,530,000   8.50%, 02/15/20...............      18,769,063
  14,485,000   8.00%, 11/15/21...............      20,989,113
  19,225,000   6.00%, 02/15/26(a)............      22,986,659
  14,465,000   6.75%, 08/15/26...............      18,853,667
   6,250,000   6.50%, 11/15/26...............       7,930,913
  19,575,000   5.38%, 02/15/31(a)............      22,048,653
                                               --------------
                                                  169,784,492
                                               --------------
               US TREASURY NOTES -- 6.4%
  12,150,000   1.63%, 04/30/05(a)............      12,233,543
   2,385,000   2.00%, 05/15/06...............       2,411,087
   8,690,000   2.63%, 05/15/08(a)............       8,772,155
   7,015,000   6.50%, 02/15/10...............       8,512,541
   9,350,000   5.00%, 08/15/11...............      10,490,999
   5,325,000   4.00%, 11/15/12...............       5,542,787
  44,190,000   3.63%, 05/15/13(a)............      44,549,089
                                               --------------
                                                   92,512,201
                                               --------------
               US TREASURY STRIPS -- 0.8%
  13,685,000   Zero coupon, 05/15/17.........       7,431,694
   3,950,000   Zero coupon, 11/15/21.........       1,614,377
   6,000,000   Zero coupon, 11/15/22.........       2,318,052
                                               --------------
                                                   11,364,123
                                               --------------
               TOTAL US TREASURY SECURITIES
                 (Cost $266,014,874).........     273,660,816
                                               --------------
               US GOVERNMENT AGENCY SECURITIES -- 31.6%
               FANNIE MAE -- 20.2%
   7,375,000   1.75%, 06/16/06...............       7,354,756
   4,565,000   7.25%, 01/15/10...............       5,669,620
  14,515,000   7.13%, 06/15/10(a)............      17,967,755
  13,355,000   6.00%, 05/15/11...............      15,638,370
   9,145,000   4.75%, 02/21/13...............       9,448,934
   1,582,598   PL# 252571, 7.00%, 07/01/29...       1,667,933
      28,897   PL# 252716, 7.00%, 09/01/29...          30,455
       6,360   PL# 253264, 7.00%, 05/01/30...           6,702
       8,628   PL# 253346, 7.50%, 06/01/30...           9,170
     106,496   PL# 253479, 7.00%, 10/01/30...         112,215
      60,722   PL# 253698, 6.00%, 02/01/16...          63,412
     173,981   PL# 253990, 7.00%, 09/01/16...         185,116

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$    175,985   PL# 254008, 7.00%, 10/01/31...  $      185,384
       5,362   PL# 259141, 7.50%, 12/01/30...           5,698
      25,090   PL# 323250, 6.00%, 08/01/13...          26,261
     304,567   PL# 323967, 7.00%, 10/01/29...         320,990
      25,030   PL# 492742, 7.00%, 05/01/29...          26,380
      17,235   PL# 503916, 7.50%, 06/01/29...          18,325
      16,089   PL# 508415, 7.00%, 08/01/29...          16,957
      78,080   PL# 515946, 7.00%, 10/01/29...          82,290
      57,446   PL# 524164, 7.00%, 11/01/29...          60,544
     268,694   PL# 524657, 7.00%, 01/01/30...         283,122
     213,117   PL# 526053, 7.00%, 12/01/29...         224,608
       3,955   PL# 527717, 7.50%, 01/01/30...           4,205
      61,102   PL# 528107, 7.00%, 02/01/30...          64,396
       6,803   PL# 531092, 7.50%, 10/01/29...           7,233
      63,176   PL# 531497, 7.00%, 02/01/30...          66,568
      58,707   PL# 531735, 7.00%, 02/01/30...          61,859
      11,523   PL# 533841, 7.50%, 12/01/30...          12,246
     147,107   PL# 535030, 7.00%, 12/01/29...         155,039
     166,856   PL# 535103, 7.00%, 01/01/15...         177,585
      65,944   PL# 535159, 7.00%, 02/01/30...          69,500
     259,565   PL# 535195, 7.00%, 03/01/30...         273,561
     122,030   PL# 535277, 7.00%, 04/01/30...         128,610
   2,387,720   PL# 535675, 7.00%, 01/01/16...       2,541,049
       7,268   PL# 535722, 7.00%, 02/01/31...           7,658
      42,876   PL# 535723, 7.00%, 02/01/31...          45,178
      11,223   PL# 535811, 6.50%, 04/01/31...          11,707
     841,147   PL# 535880, 7.00%, 02/01/31...         886,315
       6,261   PL# 538314, 7.50%, 05/01/30...           6,657
      12,326   PL# 540211, 7.50%, 06/01/30...          13,099
       3,330   PL# 541401, 7.50%, 07/01/30...           3,539
      13,148   PL# 542999, 7.50%, 08/01/30...          13,974
     244,047   PL# 548822, 7.00%, 08/01/30...         257,151
     124,831   PL# 549659, 7.00%, 02/01/16...         132,820
     104,720   PL# 549962, 7.00%, 10/01/30...         110,343
     317,087   PL# 549975, 7.00%, 10/01/30...         334,114
     107,886   PL# 550440, 7.00%, 02/01/16...         114,791
       5,377   PL# 550544, 7.50%, 09/01/30...           5,714
      25,297   PL# 552603, 7.00%, 10/01/30...          26,656
     333,689   PL# 554493, 7.00%, 10/01/30...         351,608
       8,532   PL# 558362, 7.50%, 11/01/30...           9,068
       4,236   PL# 558519, 7.50%, 11/01/30...           4,502
      73,144   PL# 559277, 7.00%, 10/01/30...          77,071
     207,463   PL# 559313, 7.00%, 12/01/30...         218,603

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE (CONTINUED)
$     14,923   PL# 559741, 7.50%, 01/01/31...  $       15,860
      71,935   PL# 560384, 7.00%, 11/01/30...          75,797
      18,689   PL# 560596, 7.50%, 01/01/31...          19,862
      11,172   PL# 561678, 7.50%, 12/01/30...          11,873
      11,081   PL# 564080, 7.50%, 12/01/30...          11,777
      91,228   PL# 564183, 7.00%, 12/01/30...          96,127
      12,233   PL# 564529, 7.50%, 12/01/30...          13,001
      67,957   PL# 566658, 7.00%, 02/01/31...          71,587
       4,271   PL# 569361, 7.50%, 02/01/31...           4,539
       6,700   PL# 575285, 7.50%, 03/01/31...           7,121
      39,469   PL# 577525, 6.00%, 05/01/16...          41,207
     868,266   PL# 579224, 6.00%, 04/01/16...         906,511
     104,466   PL# 580179, 7.00%, 10/01/16...         111,152
      18,171   PL# 580377, 7.50%, 04/01/31...          19,312
      20,397   PL# 589405, 7.50%, 06/01/31...          21,678
     131,875   PL# 589893, 7.00%, 06/01/31...         138,918
      15,367   PL# 592129, 7.50%, 06/01/31...          16,332
      10,793   PL# 593988, 7.50%, 07/01/31...          11,471
     139,048   PL# 598125, 7.00%, 09/01/16...         147,947
      31,119   PL# 606600, 7.00%, 10/01/31...          32,782
     118,233   PL# 610128, 7.00%, 10/01/31...         124,548
     109,214   PL# 611323, 7.00%, 10/01/16...         116,203
      77,805   PL# 611695, 5.50%, 12/01/16...          80,859
      37,291   PL# 617705, 6.00%, 04/01/32...          38,780
      39,522   PL# 647556, 7.00%, 01/01/30...          41,653
   3,406,184   PL# 658906, 4.65%, 01/01/33...       3,527,018
  14,100,000   TBA, 4.50%, 07/01/18..........      14,386,399
  22,500,000   TBA, 5.00%, 07/01/18..........      23,245,312
   2,700,000   TBA, 5.50%, 07/01/18..........       2,804,625
  10,900,000   TBA, 6.00%, 07/01/18..........      11,339,401
   6,300,000   TBA, 6.00%, 07/01/18..........       6,577,591
   9,300,000   TBA, 6.50%, 07/01/18..........       9,814,402
  13,700,000   TBA, 5.00%, 07/01/33..........      13,922,625
   1,800,000   TBA, 5.50%, 07/01/33..........       1,860,750
  71,200,000   TBA, 6.00%, 07/01/33..........      74,003,500
  48,200,000   TBA, 6.50%, 07/01/33..........      50,278,624
   3,000,000   TBA, 7.00%, 07/01/33..........       3,160,314
   8,700,000   TBA, 5.00%, 08/01/33..........       8,806,036
                                               --------------
                                                  291,500,910
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               FANNIE MAE GOLD -- 0.3%
$  2,779,931   PL# E89561, 6.00%, 04/01/17...  $    2,891,802
   1,796,823   PL# E89913, 6.00%, 05/01/17...       1,869,132
                                               --------------
                                                    4,760,934
                                               --------------
               FREDDIE MAC -- 4.0%
   5,350,000   3.50%, 04/01/08...............       5,469,792
  10,250,000   6.63%, 09/15/09...............      12,317,856
   2,425,000   7.00%, 03/15/10...............       2,976,763
   1,673,138   6.00%, 02/01/32...............       1,735,319
   5,900,000   TBA, 5.00%, 07/01/18..........       6,093,591
  19,900,000   TBA, 5.50%, 07/01/33..........      20,534,312
   8,700,000   TBA, 7.00%, 07/01/33..........       9,124,125
                                               --------------
                                                   58,251,758
                                               --------------
               FREDDIE MAC GOLD -- 2.1%
     302,973   PL# C63423, 6.00%, 02/01/32...         314,230
      18,468   PL# C67653, 7.00%, 06/01/32...          19,368
     999,900   PL# C68001, 7.00%, 06/01/32...       1,048,612
     681,462   PL# C90229, 7.00%, 08/01/18...         720,414
      17,578   PL# E84758, 5.50%, 07/01/16...          18,240
     828,355   PL# E86502, 5.50%, 12/01/16...         859,538
      17,273   PL# E86565, 5.50%, 12/01/16...          17,923
   1,571,203   PL# E88749, 6.00%, 03/01/17...       1,634,568
   2,005,828   PL# E88789, 6.00%, 04/01/17...       2,086,547
     406,945   PL# E88979, 5.50%, 04/01/17...         422,205
   2,422,107   PL# E90194, 6.00%, 06/01/17...       2,519,578
   4,367,979   PL# E90195, 6.00%, 06/01/17...       4,543,757
      15,009   PL# E91320, 5.50%, 09/01/17...          15,572
     497,636   PL# E91602, 5.50%, 10/01/17...         516,296
   4,912,466   PL# E91644, 5.50%, 10/01/17...       5,096,674
     677,080   PL# E91754, 5.50%, 10/01/17...         702,469
   3,326,936   PL# E91774, 5.50%, 10/01/17...       3,451,691
     354,187   PL# E91776, 5.50%, 10/01/17...         367,469
      21,009   PL# E91807, 5.50%, 10/01/17...          21,797
     748,321   PL# E91860, 5.50%, 10/01/17...         776,382
     199,972   PL# E91952, 5.50%, 10/01/17...         207,471
     724,776   PL# E91967, 5.50%, 10/01/17...         751,954
     632,594   PL# E91968, 5.50%, 10/01/17...         656,315
   1,553,187   PL# E92007, 5.50%, 10/01/17...       1,611,429
   1,867,099   PL# E92113, 5.50%, 10/01/17...       1,937,112
     204,890   PL# G01391, 7.00%, 04/01/32...         214,914
                                               --------------
                                                   30,532,525
                                               --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               GOVERNMENT NATIONAL MORTGAGE ASSOCIATION --
                 4.9%
$    922,863   PL# 03173, 6.50%, 12/20/31....  $      964,473
      14,157   PL# 471588, 6.00%, 10/15/28...          14,870
     124,705   PL# 493966, 7.00%, 06/15/29...         131,848
     541,296   PL# 498467, 6.00%, 03/15/29...         568,353
     442,905   PL# 522506, 7.00%, 04/15/32...         467,942
      22,296   PL# 538228, 6.00%, 08/15/31...          23,390
     333,030   PL# 538312, 6.00%, 02/15/32...         349,365
     529,578   PL# 538328, 7.00%, 03/15/32...         559,514
      25,700   PL# 542798, 6.00%, 05/15/31...          26,961
     173,428   PL# 542876, 6.00%, 05/15/31...         181,937
     347,699   PL# 552413, 7.00%, 02/15/32...         367,354
     121,833   PL# 563346, 7.00%, 09/15/31...         128,716
     389,330   PL# 563599, 7.00%, 06/15/32...         411,339
      85,653   PL# 564300, 6.00%, 08/15/31...          89,855
     685,913   PL# 564647, 6.00%, 06/15/31...         719,565
      82,603   PL# 564706, 7.00%, 07/15/31...          87,269
     460,763   PL# 567088, 7.00%, 08/15/31...         486,793
     150,955   PL# 567217, 7.00%, 10/15/31...         159,483
      37,702   PL# 568737, 6.00%, 05/15/32...          39,551
     537,172   PL# 575523, 7.00%, 02/15/32...         567,538
      26,479   PL# 577605, 6.00%, 07/15/32...          27,778
     659,190   PL# 582008, 7.00%, 06/15/32...         696,454
     526,674   PL# 582303, 7.00%, 08/15/32...         556,447
     128,081   PL# 582956, 7.00%, 02/15/32...         135,322
     109,366   PL# 585009, 6.00%, 07/15/32...         114,731
      54,181   PL# 587174, 6.00%, 07/15/32...          56,838
     329,176   PL# 587494, 7.00%, 06/15/32...         347,784
     485,360   PL# 587698, 7.00%, 06/15/32...         512,797
      24,227   PL# 593823, 6.00%, 10/15/32...          25,415
     116,733   PL# 595411, 6.00%, 09/15/32...         122,459
      34,352   PL# 599742, 6.00%, 10/15/32...          36,037
   2,978,872   PL# 780914, 6.00%, 11/15/28...       3,128,844
     124,916   PL# 781148, 6.00%, 07/15/29...         131,205
   1,647,137   PL# 781328, 7.00%, 09/15/31...       1,740,977
  13,106,459   PL# 781330, 6.00%, 09/15/31...      13,764,289
  10,999,995   PL# 781539, 7.00%, 07/15/32...      11,626,456
     588,222   PL# 781548, 7.00%, 11/15/32...         621,711
     348,621   PL# 781584, 7.00%, 05/15/32...         368,496
  20,400,000   TBA, 6.50%, 07/01/33..........      21,426,366
   8,000,000   TBA, 5.50%, 07/01/33..........       8,330,000
                                               --------------
                                                   70,116,522
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               US GOVERNMENT AGENCY SECURITIES (CONTINUED)
               RESOLUTION FUNDING STRIPS -- 0.1%
$  1,200,000   Zero coupon, 07/15/18.........  $      581,195
   1,200,000   Zero coupon, 10/15/18.........         571,346
                                               --------------
                                                    1,152,541
                                               --------------
               TOTAL US GOVERNMENT AGENCY
                 SECURITIES
                 (Cost $452,949,532).........     456,315,190
                                               --------------
               CORPORATE BONDS AND NOTES -- 30.7%
               AEROSPACE AND DEFENSE -- 0.8%
     800,000   General Dynamics Corp.,
                 4.25%, 05/15/13.............         805,422
     840,000   Lockheed Martin Corp.,
                 7.25%, 05/15/06.............         957,257
   1,550,000   Lockheed Martin Corp.,
                 7.75%, 05/01/26.............       1,939,605
     550,000   Lockheed Martin Corp.,
                 8.50%, 12/01/29.............         749,898
   2,120,000   Lockheed Martin Corp.,
                 7.20%, 05/01/36.............       2,586,135
      35,000   Northrop Grumman Corp.,
                 7.13%, 02/15/11.............          41,991
     940,000   Northrop Grumman Corp.,
                 7.75%, 02/15/31.............       1,209,740
   2,825,000   Raytheon Company,
                 6.15%, 11/01/08.............       3,197,975
                                               --------------
                                                   11,488,023
                                               --------------
               AIRLINES -- 0.2%
     725,000   American Airlines, Inc.,
                 Series 99-1,
                 7.02%, 10/15/09.............         692,569
   1,188,403   Continental Airlines, Inc.,
                 Series 974A,
                 6.90%, 01/02/18.............       1,154,835
     715,000   Offshore Logistic,
                 6.13%, 06/15/13.............         720,363
                                               --------------
                                                    2,567,767
                                               --------------
               AUTOMOBILES -- 0.9%
     280,000   Asbury Automotive Group,
                 9.00%, 06/15/12.............         271,600
     765,000   AutoNation, Inc.,
                 9.00%, 08/01/08.............         852,975
   1,605,000   Daimler Chrysler AG Corp.,
                 7.45%, 03/01/27.............       1,686,739

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               AUTOMOBILES (CONTINUED)
$  2,095,000   Daimler Chrysler NA Holding,
                 4.75%, 01/15/08.............  $    2,151,221
   4,200,000   Daimler Chrysler NA Holding,
                 4.05%, 06/04/08.............       4,163,910
     965,000   General Motors,
                 8.25%, 07/15/23.............         970,327
   3,400,000   General Motors,
                 8.38%, 07/15/33.............       3,327,750
                                               --------------
                                                   13,424,522
                                               --------------
               AUTOMOTIVE EQUIPMENT -- 0.1%
     760,000   Dura Operating Corp., Series
                 B,
                 8.63%, 04/15/12.............         782,800
                                               --------------
               BANKS -- 1.7%
   1,350,000   Bank of America Corp.,
                 3.88%, 01/15/08.............       1,417,226
     645,000   Bank of America Corp.,
                 7.80%, 02/15/10.............         796,299
   1,630,000   Bank of America Corp.,
                 4.88%, 09/15/12.............       1,723,443
   2,295,000   Barclays Bank PLC - 144A,
                 8.55%, perpetual
                 bond(c)(h)..................       2,945,862
   5,050,000   European Investment Bank,
                 Series DTC,
                 5.63%, 01/24/06(a)..........       5,532,654
   1,525,000   FleetBoston Financial Corp.,
                 Series MTNT,
                 4.20%, 11/30/07.............       1,605,631
     350,000   HSBC Holdings PLC,
                 5.25%, 12/12/12.............         373,979
   2,000,000   JP Morgan Chase & Company,
                 5.25%, 05/30/07.............       2,195,788
   1,100,000   JP Morgan Chase & Company,
                 7.00%, 11/15/09.............       1,306,456
     935,000   JP Morgan Chase & Company,
                 6.75%, 02/01/11.............       1,099,073
     500,000   Sovereign Bancorp,
                 10.50%, 11/15/06............         601,199
   1,740,000   U.S. Bancorp, Series MTNN,
                 3.95%, 08/23/07.............       1,827,416
     425,000   Wells Fargo Company,
                 5.90%, 05/21/06.............         470,090
   2,210,000   Wells Fargo Company,
                 3.50%, 04/04/08.............       2,282,229
                                               --------------
                                                   24,177,345
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.9%
$  1,245,000   AOL Time Warner, Inc.,
                 5.63%, 05/01/05.............  $    1,322,418
     995,000   AOL Time Warner, Inc.,
                 7.63%, 04/15/31.............       1,152,649
   1,600,000   British Sky Broadcasting,
                 6.88%, 02/23/09.............       1,810,570
   2,395,000   Charter Communication Holdings
                 LLC,
                 10.75%, 10/01/09............       1,868,099
     600,000   Charter Communication Holdings
                 LLC,
                 11.13%, 01/15/11............         468,000
     250,000   Comcast Cable Communications,
                 Inc.,
                 6.38%, 01/30/06.............         273,007
   1,055,000   Comcast Cable Communications,
                 Inc.,
                 6.88%, 06/15/09.............       1,221,539
   1,100,000   Comcast Corp.,
                 5.85%, 01/15/10,(a).........       1,212,316
   2,910,000   Comcast Corp.,
                 7.05%, 03/15/33.............       3,244,792
   2,020,000   Continental Cablevision,
                 8.30%, 05/15/06.............       2,326,300
   1,120,000   Cox Enterprises - 144A,
                 4.38%, 05/01/08.............       1,165,895
     240,000   CSC Holdings, Inc.,
                 7.88%, 12/15/07.............         246,600
     305,000   CSC Holdings, Inc., Series B,
                 7.63%, 04/01/11.............         309,575
     645,000   DirecTV Holdings - 144A,
                 8.38%, 03/15/13.............         722,400
   1,800,000   Echostar Broadband Corp.,
                 10.38%, 10/01/07............       2,002,499
     825,000   News America, Inc.,
                 7.63%, 11/30/28.............         975,453
     725,000   TCI Communications, Inc.,
                 7.88%, 02/15/26.............         852,300
     620,000   Time Warner, Inc.,
                 6.88%, 06/15/18.............         699,315
     865,000   Time Warner, Inc.,
                 9.15%, 02/01/23.............       1,096,734
     610,000   Time Warner, Inc.,
                 6.95%, 01/15/28.............         655,421
   2,420,000   Time Warner, Inc.,
                 6.63%, 05/15/29.............       2,504,697
     500,000   Turner Broadcasting,
                 8.38%, 07/01/13.............         615,916
                                               --------------
                                                   26,746,495
                                               --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CHEMICALS -- 0.3%
$  2,490,000   Dow Chemical Company,
                 7.38%, 11/01/29.............  $    2,915,964
     580,000   Lyondell Chemical Company,
                 11.13%, 07/15/12............         597,400
     560,000   Lyondell Chemical Company -
                 144A,
                 9.50%, 12/15/08.............         534,800
     650,000   Methanex Corp.,
                 7.75%, 08/15/05.............         685,750
                                               --------------
                                                    4,733,914
                                               --------------
               COMPUTER SOFTWARE AND SERVICES -- 0.0%
     320,000   Unisys Corp.,
                 6.88%, 03/15/10.............         334,400
                                               --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.0%
     270,000   Seagate Technology Holdings,
                 8.00%, 05/15/09.............         293,625
                                               --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.6%
     415,000   Ainsworth Lumber Company,
                 Ltd.,
                 13.88%, 07/15/07............         473,100
     730,000   D.R. Horton, Inc.,
                 10.50%, 04/01/05............         813,950
     445,000   D.R. Horton, Inc.,
                 7.50%, 12/01/07.............         483,938
     265,000   D.R. Horton, Inc.,
                 8.00%, 02/01/09.............         296,138
     600,000   D.R. Horton, Inc.,
                 6.88%, 05/01/13.............         634,500
     890,000   D.R. Horton, Inc.,
                 5.88%, 07/01/13.............         876,650
   1,020,000   NVR, Inc.,
                 5.00%, 06/15/10.............       1,027,649
   1,800,000   Ryland Group,
                 8.00%, 08/15/06.............       1,979,999
     165,000   Ryland Group,
                 5.38%, 06/01/08.............         171,188
     375,000   Ryland Group,
                 9.13%, 06/15/11.............         430,313
     765,000   Standard Pacific Corp. - 144A,
                 6.88%, 05/15/11.............         805,163
     305,000   Toll Corp.,
                 8.25%, 12/01/11.............         343,125
                                               --------------
                                                    8,335,713
                                               --------------
               CONSUMER GOODS AND SERVICES -- 0.2%
   2,355,000   General Electric Company,
                 5.00%, 02/01/13.............       2,492,233
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               CONTAINERS AND PACKAGING -- 0.2%
$  1,300,000   Crown Euro Holdings SA - 144A,
                 9.50%, 03/01/11.............  $    1,410,500
     500,000   Crown Euro Holdings SA - 144A,
                 10.88%, 03/01/13(a).........         547,500
   1,060,000   Owens-Brockway Glass
                 Containers,
                 8.75%, 11/15/12(a)..........       1,155,400
     415,000   Smurfit-Stone Container Corp.,
                 8.25%, 10/01/12.............         447,163
                                               --------------
                                                    3,560,563
                                               --------------
               ELECTRONICS -- 0.1%
     945,000   Flextronics International,
                 Ltd. - 144A,
                 6.50%, 05/15/13.............         914,288
     300,000   L-3 Communications
                 Corp - 144A,
                 6.13%, 07/15/13.............         304,500
     400,000   L-3 Communications Corp.,
                 7.63%, 06/15/12.............         442,000
                                               --------------
                                                    1,660,788
                                               --------------
               ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
     235,000   Allied Waste North America
                 Industries, Inc.,
                 7.88%, 04/15/13.............         247,044
     400,000   Allied Waste North America
                 Industries, Inc.,
                 7.40%, 09/15/35.............         370,000
     300,000   Allied Waste North America
                 Industries, Inc. - 144A,
                 9.25%, 09/01/12.............         332,250
     425,000   Allied Waste North America
                 Industries, Inc., Series B,
                 8.88%, 04/01/08.............         463,250
     525,000   Allied Waste North America
                 Industries, Inc., Series B,
                 10.00%, 08/01/09(a).........         560,437
                                               --------------
                                                    1,972,981
                                               --------------
               FINANCIAL SERVICES -- 5.8%
   2,825,000   Bear Stearns Company, Inc.,
                 2.88%, 07/02/08.............       2,801,086
   1,995,000   Citigroup, Inc.,
                 6.75%, 12/01/05.............       2,225,576
   2,370,000   Citigroup, Inc.,
                 5.75%, 05/10/06.............       2,618,160
   6,975,000   Citigroup, Inc.,
                 3.50%, 02/01/08.............       7,182,019
   3,095,000   Citigroup, Inc.,
                 7.25%, 10/01/10.............       3,755,402

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$    865,000   Citigroup, Inc.,
                 5.88%, 02/22/33.............  $      912,748
     940,000   Credit Suisse First Boston
                 USA, Inc.,
                 6.13%, 11/15/11.............       1,054,768
      60,000   Ford Motor Credit Company,
                 7.50%, 03/15/05.............          63,786
   3,700,000   Ford Motor Credit Company,
                 6.88%, 02/01/06.............       3,926,540
     250,000   Ford Motor Credit Company,
                 5.80%, 01/12/09.............         248,754
   4,920,000   Ford Motor Credit Company,
                 7.38%, 10/28/09.............       5,165,498
   2,000,000   General Electric Capital
                 Corp., Series MTNA,
                 6.50%, 12/10/07.............       2,304,440
   5,435,000   General Electric Capital
                 Corp., Series MTNA,
                 6.13%, 02/22/11.............       6,207,107
   3,560,000   General Electric Capital
                 Corp., Series MTNA,
                 5.88%, 02/15/12.............       3,989,069
   1,870,000   General Electric Capital
                 Corp., Series MTNA,
                 6.00%, 06/15/12.............       2,114,512
     710,000   General Motors Acceptance
                 Corp.,
                 7.25%, 03/02/11.............         729,597
   5,905,000   General Motors Acceptance
                 Corp.,
                 6.88%, 09/15/11.............       5,933,893
     745,000   General Motors Acceptance
                 Corp.,
                 8.00%, 11/01/31.............         732,985
     270,000   Goldman Sachs Group, Inc.,
                 7.35%, 10/01/09.............         328,972
   1,195,000   Goldman Sachs Group, Inc.,
                 6.88%, 01/15/11.............       1,412,163
   1,615,000   Goldman Sachs Group, Inc.,
                 6.13%, 02/15/33.............       1,738,013
     450,000   Household Finance Corp.,
                 7.20%, 07/15/06.............         514,053
   1,400,000   Household Finance Corp.,
                 4.63%, 01/15/08.............       1,495,390
     750,000   Household Finance Corp.,
                 6.75%, 05/15/11.............         872,386
   2,915,000   Household Finance Corp.,
                 6.38%, 10/15/11.............       3,319,966
   1,525,000   Household Finance Corp.,
                 7.00%, 05/15/12.............       1,808,138
     850,000   Household Finance Corp.,
                 7.63%, 05/17/32.............       1,081,041

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
$    280,000   LaBranche & Company,
                 9.50%, 08/15/04.............  $      295,400
   2,895,000   Lehman Brothers Holdings,
                 Inc.,
                 6.25%, 05/15/06.............       3,236,483
   4,475,000   Lehman Brothers Holdings,
                 Inc.,
                 4.00%, 01/22/08.............       4,668,705
   1,300,000   Morgan Stanley,
                 6.10%, 04/15/06.............       1,432,085
   1,125,000   Morgan Stanley,
                 5.80%, 04/01/07.............       1,243,478
     775,000   Morgan Stanley,
                 4.25%, 05/15/10.............         798,884
   1,395,000   Morgan Stanley,
                 6.75%, 04/15/11.............       1,634,233
   3,630,000   SLM Corp, Series MTN1,
                 Floating Rate,
                 1.39%, 07/25/07(c)..........       3,642,792
   1,300,000   Wells Fargo Financial,
                 6.13%, 04/18/12.............       1,494,754
                                               --------------
                                                   82,982,876
                                               --------------
               FOOD AND BEVERAGE -- 1.3%
     265,000   Del Monte Corp. - 144A,
                 8.63%, 12/15/12.............         282,225
     860,000   Delhaize America, Inc.,
                 8.13%, 04/15/11.............         946,000
   1,675,000   General Mills, Inc.,
                 5.13%, 02/15/07(a)..........       1,826,137
   2,305,000   General Mills, Inc.,
                 6.00%, 02/15/12.............       2,606,699
   2,950,000   Kellogg Company, Series B,
                 6.60%, 04/01/11.............       3,464,923
   4,765,000   Kraft Foods, Inc.,
                 5.63%, 11/01/11.............       5,200,978
     550,000   Kraft Foods, Inc.,
                 6.50%, 11/01/31.............         609,350
   3,050,000   Unilever Capital Corp.,
                 7.13%, 11/01/10.............       3,701,822
                                               --------------
                                                   18,638,134
                                               --------------
               INSURANCE -- 0.7%
     540,000   American General Capital II,
                 8.50%, 07/01/30.............         751,182
     510,000   Americo Life, Inc. - 144A,
                 7.88%, 05/01/13.............         520,200
   4,000,000   ASIF Global Financing - 144A,
                 3.85%, 11/26/07.............       4,137,411
     800,000   Fund American Companies, Inc.,
                 5.88%, 05/15/13.............         838,073

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               INSURANCE (CONTINUED)
$  1,460,000   Marsh & McLennan Companies,
                 Inc.,
                 6.25%, 03/15/12.............  $    1,667,078
     625,000   MetLife, Inc.,
                 6.50%, 12/15/32.............         715,735
     900,000   New York Life
                 Insurance - 144A,
                 5.88%, 05/15/33.............         947,938
   1,100,000   Prudential Insurance Company -
                 144A,
                 6.38%, 07/23/06.............       1,231,152
                                               --------------
                                                   10,808,769
                                               --------------
               LEISURE AND RECREATION -- 0.3%
     855,000   Boyd Gaming Corp. - 144A,
                 7.75%, 12/15/12.............         911,643
     420,000   MGM MIRAGE, Inc.,
                 9.75%, 06/01/07.............         478,800
     750,000   Mohegan Tribal Gaming,
                 8.75%, 01/01/09.............         811,875
     825,000   Park Place Entertainment,
                 8.88%, 09/15/08.............         911,625
     825,000   Starwood Hotels & Resorts
                 Worldwide, Inc. - 144A,
                 7.38%, 05/01/07.............         872,438
                                               --------------
                                                    3,986,381
                                               --------------
               MACHINERY -- 0.0%
     450,000   Terex Corp., 9.25%,
                 07/15/11....................         486,000
                                               --------------
               MANUFACTURING -- 0.5%
   1,680,000   Briggs & Stratton Corp.,
                 8.88%, 03/15/11.............       1,948,800
     765,000   Dresser, Inc.,
                 9.38%, 04/15/11.............         791,775
     530,000   SPX Corp.,
                 6.25%, 06/15/11.............         543,250
     420,000   Tyco International Group SA,
                 6.38%, 06/15/05.............         439,950
   1,025,000   Tyco International Group SA,
                 6.38%, 02/15/06,(a).........       1,073,688
     526,000   Tyco International Group SA,
                 5.80%, 08/01/06.............         545,725
   2,140,000   Tyco International Group SA,
                 6.13%, 01/15/09.............       2,236,300
     255,000   Tyco International Group SA,
                 6.75%, 02/15/11.............         271,575
                                               --------------
                                                    7,851,063
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES -- 0.0%
$     50,000   HealthSouth Corp.,
                 7.00%, 06/15/08.............  $       39,500
     350,000   United Surgical Partners,
                 Inc.,
                 10.00%, 12/15/11............         379,750
                                               --------------
                                                      419,250
                                               --------------
               OIL AND GAS: PIPELINES -- 0.5%
     365,000   El Paso Natural Gas - 144A,
                 8.38%, 06/15/32.............         388,725
   1,190,000   El Paso Production Holdings -
                 144A,
                 7.75%, 06/01/13.............       1,192,975
     965,000   Gulfterra Energy
                 Partner - 144A,
                 6.25%, 06/01/10.............         967,413
     200,000   Gulfterra Energy
                 Partner - 144A,
                 10.63%, 12/01/12............         232,000
     200,000   Gulfterra Energy Partner,
                 Series B,
                 8.50%, 06/01/11.............         215,000
   1,765,000   Kinder Morgan Energy Partners,
                 7.30%, 08/15/33.............       2,126,695
     110,000   Kinder Morgan, Inc.,
                 7.25%, 03/01/28.............         127,753
   1,425,000   Tennessee Gas Pipeline,
                 7.50%, 04/01/17.............       1,471,313
     280,000   Tennessee Gas Pipeline,
                 8.38%, 06/15/32.............         305,900
                                               --------------
                                                    7,027,774
                                               --------------
               OIL, COAL AND GAS -- 1.3%

   1,825,000   Amerada Hess Corp.,
                 7.13%, 03/15/33.............       2,084,095
   1,710,000   Anadarko Petroleum Corp,
                 5.38%, 03/01/07.............       1,872,754
     425,000   Chesapeake Energy Corp.,
                 9.00%, 08/15/12.............         476,000
     250,000   Chesapeake Energy Corp.,
                 7.75%, 01/15/15.............         268,125
   2,085,000   Conoco, Inc.,
                 6.95%, 04/15/29.............       2,516,814
   1,865,000   ConocoPhillips,
                 5.90%, 10/15/32.............       2,008,443
     605,000   Devon Energy Corp.,
                 7.95%, 04/15/32.............         781,298
   1,400,000   Devon Financing Corp. ULC,
                 6.88%, 09/30/11.............       1,644,898
     950,000   Gazprom OAO,
                 9.63%, 03/01/13.............       1,053,123
   3,070,000   Gazprom OAO - 144A,
                 9.63%, 03/01/13.............       3,392,349

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
$  1,075,000   Occidental Petroleum,
                 6.75%, 01/15/12.............  $    1,280,498
     705,000   Swift Energy Company,
                 9.38%, 05/01/12.............         770,213
                                               --------------
                                                   18,148,610
                                               --------------
               PAPER AND FOREST PRODUCTS -- 0.5%
   1,375,000   Georgia-Pacific Corp. - 144A,
                 8.88%, 02/01/10.............       1,498,750
     515,000   International Paper Company,
                 5.85%, 10/30/12.............         562,310
     725,000   Tembec Industries, Inc.,
                 8.50%, 02/01/11.............         721,375
   1,700,000   Weyerhaeuser Company,
                 6.00%, 08/01/06.............       1,866,138
   1,375,000   Weyerhaeuser Company,
                 6.95%, 10/01/27.............       1,503,747
   1,125,000   Weyerhaeuser Company,
                 6.88%, 12/15/33.............       1,232,462
                                               --------------
                                                    7,384,782
                                               --------------
               PHARMACEUTICALS -- 0.2%
     790,000   AmerisourceBergen Corp.,
                 8.13%, 09/01/08.............         872,950
     445,000   Omnicare, Inc.,
                 6.13%, 06/01/13.............         456,125
   1,025,000   Pharmacia Corp.,
                 6.50%, 12/01/18.............       1,279,231
                                               --------------
                                                    2,608,306
                                               --------------
               PRIVATE ASSET BACKED: AUTOMOBILES -- 0.6%
   8,000,000   Daimler Chrysler Auto Trust,
                 Series 01-C, Class A4,
                 4.63%, 12/06/06.............       8,370,305
                                               --------------
               PRIVATE ASSET BACKED: BANKS -- 0.8%
   8,867,616   Banc of America Funding Corp.,
                 Series 2003-1, Class A1,
                 6.00%, 05/20/33.............       9,047,970
   1,975,182   Washington Mutual MSC, Series
                 2002-MS12, Class A,
                 6.50%, 05/25/32.............       2,025,964
     345,751   Washington Mutual, Series
                 2000-1, Class A1, Floating
                 Rate,
                 1.33%, 06/25/24(d)..........         345,986
                                               --------------
                                                   11,419,920
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: CREDIT CARDS -- 0.4%
$  6,050,000   Sears Credit Account Master
                 Trust, Series 2002-5, Class
                 A, Floating Rate,
                 1.56%, 11/17/09(d)..........  $    6,061,101
                                               --------------
               PRIVATE ASSET BACKED: FINANCIAL
                 SERVICES -- 0.2%
   2,980,000   Morgan Stanley Capital I,
                 Series 1999-FNV1, Class A2,
                 6.53%, 03/15/31.............       3,451,147
                                               --------------
               PRIVATE ASSET BACKED: MORTGAGE AND HOME
                 EQUITY -- 4.9%
   1,947,895   Bear Stearns Commercial
                 Mortgage Securities, Series
                 01, Class A1,
                 6.08%, 02/15/35.............       2,162,663
   4,875,000   DLJ Commercial Mortgage Corp.,
                 Series 2000-CKP1, Class A1B,
                 7.18%, 08/10/10.............       5,759,254
  12,300,000   FNMA, Series 1999-51, Class
                 LG,
                 6.50%, 12/25/28.............      12,588,487
   6,150,000   GMAC Commercial Mortgage
                 Securities, Inc., Series
                 1999-C2, Class A2,
                 6.95%, 09/15/33.............       7,237,771
  12,200,000   Government National Mortgage
                 Association, Series 2003-58,
                 Class ZM,
                 3.50%, 07/25/33.............      12,188,532
   6,590,000   LB Commercial Conduit Mortgage
                 Trust, Series 1998-C1, Class
                 A3,
                 6.48%, 02/18/30.............       7,525,105
   7,425,000   LB Commercial Conduit Mortgage
                 Trust, Series 1998-C4, Class
                 A1B,
                 6.21%, 10/15/35.............       8,418,321
   6,900,000   LB-UBS Commercial Mortgage
                 Trust, Series 2000-C3, Class
                 A2,
                 7.95%, 01/15/10.............       8,589,685
   5,330,000   NationsLink Funding Corp.,
                 Series 1998-2, Class A2,
                 6.48%, 08/20/30.............       6,142,170
                                               --------------
                                                   70,611,988
                                               --------------
               PRIVATE ASSET BACKED: OTHER -- 1.5%
   4,400,000   Impac Secured Assets CMN Owner
                 Trust, Series 2003-2, Class
                 A2,
                 6.00%, 08/25/33.............       4,591,125
   4,508,591   SLM Student Loan Trust, Series
                 2002-1, Class A1, Floating
                 Rate,
                 1.35%, 10/25/10(c)..........       4,511,499

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               PRIVATE ASSET BACKED: OTHER (CONTINUED)
$  3,712,493   Small Business Administration,
                 Series 2002-P10B, Class 1,
                 5.20%, 08/01/12.............  $    3,833,579
   8,785,465   Structured Asset Securities
                 Corp., Series 2003-AL2,
                 Class A,
                 3.36%, 01/25/31.............       8,707,999
                                               --------------
                                                   21,644,202
                                               --------------
               PRIVATE ASSET BACKED: UTILITIES -- 0.7%
   8,000,000   Peco Energy Transition Trust,
                 Series 2000-A, Class A4,
                 7.65%, 03/01/10.............       9,827,566
                                               --------------
               REAL ESTATE -- 0.2%
   2,250,000   EOP Operating LP,
                 7.50%, 04/19/29.............       2,599,688
                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     910,000   AvalonBay Communities,
                 Series MTN,
                 6.63%, 09/15/11.............       1,038,252
                                               --------------
               RETAIL -- 0.3%
   1,575,000   Sears Roebuck Acceptance
                 Corp.,
                 6.75%, 08/15/11.............       1,780,500
     290,000   Sears Roebuck Acceptance
                 Corp.,
                 6.70%, 04/15/12.............         327,837
     780,000   Sears Roebuck Acceptance
                 Corp.,
                 7.00%, 06/01/32.............         875,343
     850,000   Wal-Mart Stores,
                 6.88%, 08/10/09.............       1,024,332
                                               --------------
                                                    4,008,012
                                               --------------
               RETAIL: RESTAURANT -- 0.1%
     885,000   Yum! Brands, Inc.,
                 8.88%, 04/15/11.............       1,053,150
                                               --------------
               RETAIL: SUPERMARKET -- 0.0%
     400,000   Kroger Company, Series B,
                 7.70%, 06/01/29.............         483,069
                                               --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     290,000   PerkinElmer Inc. - 144A,
                 8.88%, 01/15/13.............         320,479
                                               --------------
               SPECIAL PURPOSE ENTITY -- 0.1%
   1,825,000   Principal Life Global - 144A,
                 5.25%, 01/15/13.............       1,941,043
                                               --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES --
                 1.5%
   1,150,000   Ameritech Capital Funding,
                 6.25%, 05/18/09.............       1,303,484

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
$    520,000   AT&T Corp.,
                 8.50%, 11/15/31(i)..........  $      591,673
   1,000,000   British Telecom PLC,
                 8.88%, 12/15/30.............       1,369,646
     345,000   Deutsche Telekom,
                 8.50%, 06/15/10.............         424,483
   1,975,000   Deutsche Telekom International
                 Finance,
                 8.75%, 06/15/30**...........       2,525,367
   2,350,000   New England Telephone &
                 Telegraph,
                 7.88%, 11/15/29.............       3,045,595
     970,000   New Jersey Bell Telephone,
                 7.85%, 11/15/29.............       1,249,039
     635,000   Nextel Communications,
                 9.95%, 02/15/08(a)..........         666,750
     240,000   Panamsat Corp.,
                 8.50%, 02/01/12.............         261,000
     585,000   Panamsat Corp.,
                 6.88%, 01/15/28.............         576,225
     980,000   Qwest Capital Funding Corp.,
                 7.75%, 08/15/06.............         916,300
     795,000   Qwest Capital Funding Corp.,
                 7.00%, 08/03/09(a)..........         657,863
     500,000   Qwest Corp - 144A,
                 8.88%, 03/15/12.............         561,250
     990,000   SBC Communications, Inc.,
                 6.25%, 03/15/11.............       1,137,714
     875,000   Verizon Maryland, Inc., Series
                 A,
                 6.13%, 03/01/12.............         994,142
   2,300,000   Verizon New Jersey, Inc.,
                 Series A,
                 5.88%, 01/17/12.............       2,579,259
     845,000   Vodafone Group PLC,
                 6.25%, 11/30/32.............         918,918
   2,290,000   WorldCom, Inc.,
                 6.40%, 08/15/05*............         681,275
   1,620,000   WorldCom, Inc.,
                 8.00%, 05/15/06*(a).........         481,950
     140,000   WorldCom, Inc.,
                 7.50%, 05/15/11*............          41,650
   1,960,000   WorldCom, Inc.,
                 8.25%, 05/15/31*............         583,100
                                               --------------
                                                   21,566,683
                                               --------------
               TRANSPORTATION: FREIGHT -- 0.3%
   1,350,000   Burlington Northern Santa Fe
                 Corp.,
                 7.29%, 06/01/36.............       1,656,199

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               CORPORATE BONDS AND NOTES (CONTINUED)
               TRANSPORTATION: FREIGHT (CONTINUED)
$  1,640,000   Canadian National Railway
                 Company,
                 6.90%, 07/15/28.............  $    1,953,351
     825,000   Norfolk Southern Corp.,
                 7.05%, 05/01/37.............         964,991
                                               --------------
                                                    4,574,541
                                               --------------
               TRANSPORTATION: SERVICES -- 0.1%
     300,000   Overseas Shipholding Group,
                 8.75%, 12/01/13.............         322,500
     605,000   Overseas Shipholding Group -
                 144A,
                 8.25%, 03/15/13.............         632,225
                                               --------------
                                                      954,725
                                               --------------
               UTILITIES: ELECTRIC -- 0.7%
     675,000   AES Corp. - 144A,
                 8.75%, 05/15/13.............         705,375
      25,000   Centerpoint Energy Houston -
                 144A,
                 6.95%, 03/15/33.............          28,752
     840,000   Dominion Resources, Inc.,
                 6.30%, 03/15/33.............         890,773
     425,000   Dominion Resources, Inc.,
                 Series E,
                 6.75%, 12/15/32.............         477,295
   1,970,000   DTE Energy Corp.,
                 6.45%, 06/01/06.............       2,193,579
   1,575,000   Duke Energy Corp. - 144A,
                 3.75%, 03/05/08.............       1,622,929
     985,000   First Energy Corp., Series C,
                 7.38%, 11/15/31.............       1,107,430
     795,000   Midwest Generation LLC, Series
                 B,
                 8.56%, 01/02/16.............         781,433
     825,000   Oncor Electric Corp. - 144A,
                 6.38%, 01/15/15.............         937,859
     925,000   Oncor Electric Corp. - 144A,
                 7.25%, 01/15/33.............       1,094,940
                                               --------------
                                                    9,840,365
                                               --------------
               TOTAL CORPORATE BONDS AND
                 NOTES
                 (Cost $429,360,749).........     442,679,350
                                               --------------
               MUNICIPAL BONDS -- 1.0%
               CALIFORNIA -- 0.1%
   1,575,000   California State Department of
                 Water Powersupply, Revenue
                 Bond, Series E,
                 3.98%, 05/01/05.............       1,614,501
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               MUNICIPAL BONDS (CONTINUED)
               ILLINOIS -- 0.9%
$ 13,000,000   Illinois State Pension,
                 General Obligation,
                 5.10%, 06/01/33.............  $   12,783,810
                                               --------------
               TOTAL MUNICIPAL BONDS
                 (Cost $14,574,863)..........      14,398,311
                                               --------------
               FOREIGN GOVERNMENT OBLIGATIONS -- 8.8%
  35,542,753   Bundes Republic of
                 Deutscheland Obligation,
                 Series 140,
                 4.50%, 08/17/07(e)..........      43,491,329
  12,240,000   French Treasury Note,
                 3.50%, 01/12/08.............      14,364,712
  20,825,000   Government of Canada,
                 4.50%, 09/01/07(f)..........      15,921,746
   8,415,000   Government of Canada,
                 5.25%, 06/01/12(f)..........       6,582,657
  12,890,000   Government of Canada,
                 5.25%, 06/01/13(f)..........      10,071,828
  51,780,000   Government of Sweden,
                 5.00%, 01/28/09(g)..........       6,875,513
  32,255,000   Government of Sweden, Series
                 1037,
                 8.00%, 08/15/07(g)..........       4,727,810
     800,000   Province of Quebec, Series
                 MTNA,
                 7.38%, 04/09/26 **..........       1,046,906
     625,000   Province of Quebec, Series A,
                 7.37%, 03/06/26 **..........         811,187
   1,225,000   Province of Quebec, Series NJ,
                 7.50%, 07/15/23.............       1,606,562
   3,131,469   Republic of Colombia,
                 9.75%, 04/09/11.............       3,569,875
   1,910,000   Republic of Panama,
                 8.25%, 04/22/08.............       2,115,325
   1,280,000   Republic of Panama,
                 9.63%, 02/08/11.............       1,488,000
   2,150,000   Republic of Panama,
                 9.63%, 02/08/11.............       2,499,375
   1,255,000   Republic of Panama,
                 8.88%, 09/30/27.............       1,371,088
   1,000,000   United Mexican States,
                 4.63%, 10/08/08.............       1,023,500
   2,295,000   United Mexican States,
                 8.38%, 01/14/11.............       2,755,148

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$  4,880,000   United Mexican States,
                 8.13%, 12/30/19.............  $    5,575,400
   1,115,000   United Mexican States,
                 8.00%, 09/24/22.............       1,251,588
                                               --------------
               TOTAL FOREIGN GOVERNMENT
                 OBLIGATIONS
                 (Cost $116,333,223).........     127,149,549
                                               --------------
               PREFERRED CORPORATE BONDS & NOTES -- 0.2%
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
   2,000,000   TCI Communications Financing
                 III,
                 9.65%, 03/31/27 (Cost
                 $2,154,380).................       2,390,000
                                               --------------
               TIME DEPOSITS -- 2.2%
   4,857,594   American Express Centurion
                 Bank,
                 1.26%, 07/07/03(b)..........       4,857,594
   3,886,075   Bank of Montreal,
                 1.08%, 07/02/03(b)..........       3,886,075
     801,941   Bank of Montreal,
                 1.15%, 07/09/03(b)..........         801,941
   9,715,188   Bank of Novia Scotia,
                 1.03%, 07/08/03(b)..........       9,715,188
   5,829,113   Credit Agricole Indosuez,
                 0.94%, 07/01/03(b)..........       5,829,113
   3,108,860   Credit Agricole Indosuez,
                 1.05%, 08/26/03(b)..........       3,108,860
   1,943,037   Den Danske Bank,
                 1.04%, 07/24/03(b)..........       1,943,037
   1,943,037   Royal Bank of Scotland,
                 1.05%, 07/28/03(b)..........       1,943,037
                                               --------------
               TOTAL TIME DEPOSITS
                 (Cost $32,084,845)..........      32,084,845
                                               --------------
               SHORT TERM CORPORATE NOTES -- 3.2%
   1,943,037   Canadian Imperial Bank of
                 Commerce, Floating Rate,
                 1.54%, 11/04/03(+)(b).......       1,943,037
   4,857,594   Goldman Sachs Group, Inc.,
                 Floating Rate,
                 1.53%, 07/02/03(+)(b).......       4,857,594
   7,772,150   Goldman Sachs Group, Inc.,
                 Floating Rate,
                 1.21%, 08/04/03(+)(b).......       7,772,150
   3,108,860   Goldman Sachs Group, Inc.,
                 Floating Rate,
                 1.13%, 09/17/03(+)(b).......       3,108,860
     971,519   Merrill Lynch & Company,
                 Floating Rate,
                 1.62%, 11/26/03(+)(b).......         971,519

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               SHORT TERM CORPORATE NOTES (CONTINUED)
$  3,886,075   Morgan Stanley, Floating Rate,
                 1.43%, 09/26/03(+)(b).......  $    3,886,075
  24,287,970   Morgan Stanley, Floating Rate,
                 1.43%, 12/16/03(+)(b).......      24,287,970
                                               --------------
               TOTAL SHORT TERM CORPORATE
                 NOTES
                 (Cost $46,827,205)..........      46,827,205
                                               --------------
               COMMERCIAL PAPER -- 0.1%
   1,943,038   Morgan Stanley, Floating Rate,
                 1.46%, 01/29/04(+)(b)
                 (Cost $1,943,038)...........       1,943,038
                                               --------------
   SHARES
   ------
               REGULATED INVESTMENT COMPANIES -- 4.2%
  34,003,158   BlackRock Tempcash Fund(b)....      34,003,158
  14,572,782   Dreyfus Cash Management Plus
                 Fund(b).....................      14,572,782
   4,921,770   Merrill Lynch Premier
                 Institutional Fund(b).......       4,921,770
   6,412,024   Merrimac Cash Fund - Premium
                 Class(b)....................       6,412,024
                                               --------------
               TOTAL REGULATED INVESTMENT
                 COMPANIES
                 (Cost $59,909,734)..........      59,909,734
                                               --------------
               TOTAL SECURITIES
                 (Cost $1,422,152,443).......   1,457,358,038
                                               --------------
 PRINCIPAL
 ---------
               REPURCHASE AGREEMENTS -- 28.7%
$ 73,534,250   With Investors Bank & Trust,
                 dated 06/30/03, 0.75%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $73,535,782 (Collateralized
                 by Fannie Mae 1.585%, due
                 01/25/33, with a value of
                 $37,248,361 and Fannie Mae,
                 1.535%, due 02/25/33, with a
                 value of $39,964,490).......      73,534,250
  99,000,000   With Investors Bank & Trust,
                 dated 06/30/03, 0.75%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $99,002,063 (Collateralized
                 by Freddie Mac, 1.69%, due
                 03/15/32, with a value of
                 $8,788,652, Freddie Mac,
                 1.535%, due 03/25/33, with a
                 value of $47,445,026 and
                 Freddie Mac, 1.68%, due
                 01/15/33, with a value of
                 $47,717,757)................      99,000,000

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               REPURCHASE AGREEMENTS (CONTINUED)
$ 99,000,000   With Investors Bank & Trust,
                 dated 06/30/03, 0.75%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $99,002,063 (Collateralized
                 by Cendant, 4.93%, due
                 07/25/33, with a value of
                 $41,059,801, Fannie Mae,
                 5.18%, due 11/01/32, with a
                 value of $43,726,528 and
                 Government National Mortgage
                 Association, 4.00%, due
                 08/20/31, with a value of
                 $19,163,671)................  $   99,000,000
 140,486,197   With Investors Bank & Trust,
                 dated 06/30/03, 0.75%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $140,489,123 (Collateralized
                 by U.S. Treasury Bonds,
                 6.00%, due 02/15/26, with a
                 value of $4,978,257, U.S.
                 Treasury Bonds, 6.75%, due
                 08/15/26, with a value of
                 $122,616,696 and U.S.
                 Treasury Bonds, 6.625%, due
                 02/15/27, with a value of
                 $15,711,136)................     140,486,197
   1,943,038   With Morgan Stanley, dated
                 06/30/03, 1.48%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $1,943,118 (Collateralized
                 by Vodafone Group PLC,
                 7.75%, due 02/15/10, with a
                 value of $4,820, Verizon
                 Global Funding Corp.,
                 6.875%, due 06/15/12, with a
                 value of $561, Prudential
                 Funding LLC, 6.60%, due
                 05/15/08, with a value of
                 $330,906, Jersey Central
                 Power & Lighting Company,
                 4.80%, due 06/15/18, with a
                 value of $18,609,
                 Corporation Andina de
                 Fomento, 7.375%, due
                 01/18/11, with a value of
                 $463,575, Abbey National
                 Capital Trust, 8.963%, due
                 06/30/30, with a value of
                 $964,799 and Vodafone Group
                 PLC, 7.875%, due 02/15/30,
                 with a value of
                 $174,235)(b)................       1,943,038
                                               --------------
               TOTAL REPURCHASE AGREEMENTS
                 (Cost $413,963,485).........     413,963,485
                                               --------------

 PRINCIPAL                                         VALUE
 ---------                                     --------------
               SECURITIES SOLD SHORT -- (1.5)%
$  2,900,000   TBA, 5.50%, 07/01/18 (Proceeds
                 $3,015,386).................  $   (3,007,845)
   7,400,000   TBA, 6.00%, 07/01/33 (Proceeds
                 $7,772,775).................      (7,753,809)
  10,200,000   TBA, 5.00%, 08/01/33 (Proceeds
                 $10,389,922)................     (10,324,318)
                                               --------------
               TOTAL SECURITIES SOLD SHORT...     (21,085,972)
                                               --------------
 CONTRACTS
 ---------
               CALL OPTIONS WRITTEN -- 0.0%
          84   US Treasury Note (10 Year)
                 December Future, Expiring
                 November 2003 @115 (Premium
                 $120,345)...................        (135,188)
                                               --------------
               Total Investments -- 128.1%
                 (Cost $1,814,817,500).......   1,850,100,363
               Liabilities less other
                 assets -- (28.1)%...........    (405,738,062)
                                               --------------
               NET ASSETS -- 100.0%..........  $1,444,362,301
                                               --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $1,814,817,500.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation..........  $42,516,104
    Gross unrealized depreciation..........   (7,233,241)
                                             -----------
    Net unrealized appreciation............  $35,282,863
                                             ===========

---------------

(a)  All or part of this security is on loan.

(b)  Collateral for securities on loan.

(c)  Quarterly reset provision. The rate shown was in effect at June 30, 2003.

(d)  Monthly reset provision. The rate shown was in effect at June 30, 2003.

(e) Principal amount shown for this debt security is denominated in Euro dollars.

(f) Principal amount shown for this debt security is denominated in Canadian dollars.

(g)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(h)  Security is segregated as initial margin for futures contracts.

(i) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at June 30, 2003.

(+) Variable Rate Security. Interest rate based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*    Bond is in default.

**   Step bond. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 61.6%
              ADVERTISING -- 0.1%
     12,900   Interpublic Group of Companies,
                Inc. ........................  $    172,602
      4,900   Omnicom Group, Inc. ...........       351,330
                                               ------------
                                                    523,932
                                               ------------
              AEROSPACE AND DEFENSE -- 0.8%
     22,400   Boeing Company.................       768,768
      5,950   General Dynamics Corp.(a)......       431,375
      2,800   Goodrich Corp. ................        58,800
     19,700   Lockheed Martin Corp. .........       937,129
      4,050   Raytheon Company...............       133,002
     13,100   United Technologies Corp. .....       927,873
                                               ------------
                                                  3,256,947
                                               ------------
              AGRICULTURE -- 0.0%
      8,800   Monsanto Company...............       190,432
                                               ------------
              AIRLINES -- 0.1%
     19,700   Southwest Airlines Company.....       338,840
                                               ------------
              APPAREL: MANUFACTURING -- 0.2%
      5,450   Jones Apparel Group, Inc.(c)...       159,467
      5,700   Liz Claiborne, Inc. ...........       200,925
      6,900   Nike, Inc. -- Class B..........       369,081
      2,200   Reebok International,
                Ltd.(c)......................        73,986
      2,800   V. F. Corp. ...................        95,340
                                               ------------
                                                    898,799
                                               ------------
              APPAREL: RETAIL -- 0.2%
     16,950   Limited Brands.................       262,725
     22,550   The Gap, Inc. .................       423,038
                                               ------------
                                                    685,763
                                               ------------
              AUTOMOBILE: RETAIL -- 0.0%
      9,500   AutoNation, Inc.(c)............       149,340
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      1,050   AutoZone, Inc.(c)..............        79,769
      7,800   Dana Corp. ....................        90,168
      2,400   Johnson Controls, Inc. ........       205,440
                                               ------------
                                                    375,377
                                               ------------
              BANKS -- 5.1%
      9,500   AmSouth Bancorp................       207,480
     49,950   Bank of America Corp. .........     3,947,548
      8,000   Bank of New York Company,
                Inc. ........................       230,000
     30,250   Bank One Corp. ................     1,124,695

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     12,150   BB&T Corp. ....................  $    416,745
      6,048   Charter One Financial, Inc. ...       188,577
      5,100   Comerica, Inc. ................       237,150
      4,500   First Tennessee National
                Corp. .......................       197,595
     28,700   FleetBoston Financial Corp. ...       852,677
      4,300   Golden West Financial Corp. ...       344,043
      5,650   Huntington Bancshares, Inc. ...       110,288
     52,650   J.P. Morgan Chase & Company....     1,799,577
     13,450   KeyCorp........................       339,882
      5,700   Marshall & Ilsley Corp. .......       174,306
     10,900   Mellon Financial Corp. ........       302,475
     38,900   National City Corp. ...........     1,272,419
      1,600   North Fork Bancorp, Inc. ......        54,496
      2,800   PNC Financial Services Group...       136,668
      5,900   Regions Financial Corp. .......       199,302
      9,900   SouthTrust Corp. ..............       269,280
      8,900   State Street Corp. ............       350,660
      7,300   SunTrust Banks, Inc. ..........       433,182
     49,282   U.S. Bancorp...................     1,207,409
      5,400   Union Planters Corp. ..........       167,562
     52,950   Wachovia Corp. ................     2,115,881
     39,000   Washington Mutual, Inc. .......     1,610,700
     44,250   Wells Fargo & Company..........     2,230,199
      2,850   Zions Bancorp..................       144,239
                                               ------------
                                                 20,665,035
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.2%
    116,650   AOL Time Warner, Inc.(c).......     1,876,899
     15,500   Clear Channel Communications,
                Inc.(c)......................       657,045
     60,550   Comcast Corp. -- Class A(c)....     1,827,399
     14,250   Delphi Corp. ..................       122,978
      7,400   Gannett Company, Inc. .........       568,394
      5,000   McGraw-Hill Companies, Inc. ...       310,000
      3,100   Meredith Corp. ................       136,400
      8,050   Tribune Company................       388,815
     46,100   Viacom, Inc. -- Class B(c).....     2,012,725
     53,400   Walt Disney Company............     1,054,650
                                               ------------
                                                  8,955,305
                                               ------------
              BUSINESS SERVICES -- 0.5%
     13,500   Concord EFS, Inc.(c)...........       198,720
      4,000   Convergys Corp.(c).............        64,000
      7,400   Ecolab, Inc. ..................       189,440

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
     19,100   First Data Corp. ..............  $    791,504
      5,100   Fiserv, Inc.(c)................       181,611
      4,000   Moody's Corp. .................       210,840
      9,600   Paychex, Inc. .................       281,376
      5,050   Robert Half International,
                Inc.(a)(c)...................        95,647
                                               ------------
                                                  2,013,138
                                               ------------
              CHEMICALS -- 0.8%
      6,250   Air Products and Chemicals,
                Inc. ........................       260,000
     24,000   Dow Chemical Company...........       743,040
     28,950   E. I. du Pont de Nemours and
                Company......................     1,205,478
      2,100   Eastman Chemical Company.......        66,507
      1,700   Great Lakes Chemical Corp. ....        34,680
      2,200   Hercules, Inc. ................        21,780
      2,500   International Flavors &
                Fragrances, Inc. ............        79,825
      4,850   PPG Industries, Inc. ..........       246,089
      4,600   Praxair, Inc. .................       276,460
      6,500   Rohm and Haas Company..........       201,695
      2,300   Sigma-Aldrich Corp. ...........       124,614
                                               ------------
                                                  3,260,168
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.8%
      7,100   Adobe Systems, Inc. ...........       227,697
      3,200   Autodesk, Inc. ................        51,712
     15,850   Automatic Data Processing,
                Inc. ........................       536,681
      9,950   BMC Software, Inc.(c)..........       162,484
     10,550   Citrix Systems, Inc.(c)........       214,798
     24,450   Computer Associates
                International, Inc. .........       544,746
      4,950   Computer Sciences
                Corp.(a)(c)..................       188,694
     28,200   Compuware Corp.(c).............       162,714
      3,600   Electronic Arts, Inc.(c).......       266,364
      6,500   Intuit, Inc.(c)................       289,445
      1,900   Mercury Interactive Corp.(c)...        73,359
    320,500   Microsoft Corp. ...............     8,208,004
      3,450   NVIDIA Corp.(a)(c).............        79,385
    242,100   Oracle Corp.(c)................     2,910,041
     23,400   Siebel Systems, Inc.(c)........       223,236
      6,800   SunGard Data Systems,
                Inc.(c)......................       176,188

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      9,950   Unisys Corp.(c)................  $    122,186
     26,950   VERITAS Software Corp.(c)......       772,657
                                               ------------
                                                 15,210,391
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.9%
     10,550   Apple Computer, Inc.(c)........       201,716
      1,200   Avery Dennison Corp. ..........        60,240
    113,600   Dell Computer Corp.(c).........     3,630,656
     93,650   EMC Corp.(c)...................       980,516
     79,387   Hewlett-Packard Company........     1,690,943
     42,950   International Business Machines
                Corp. .......................     3,543,375
      7,000   Lexmark International Group,
                Inc.(c)......................       495,390
      4,200   Network Appliance, Inc.(c).....        68,082
      6,300   Pitney Bowes, Inc. ............       241,983
     79,750   Sun Microsystems, Inc.(c)......       366,850
     20,500   Xerox Corp.(a)(c)..............       217,095
                                               ------------
                                                 11,496,846
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      2,100   American Standard Companies,
                Inc.(c)......................       155,253
      1,700   Centex Corp. ..................       132,243
      1,400   KB Home........................        86,772
     12,250   Masco Corp. ...................       292,163
      1,700   Pulte Homes, Inc. .............       104,822
                                               ------------
                                                    771,253
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.7%
      1,600   Alberto-Culver Company -- Class
                B............................        81,760
     53,000   Altria Group, Inc. ............     2,408,320
      1,900   American Greetings Corp. --
                Class A(a)(c)................        37,316
      2,800   Avon Products, Inc. ...........       174,160
      4,750   Cintas Corp.(a)................       168,340
      5,850   Clorox Company.................       249,503
     13,850   Colgate-Palmolive Company......       802,608
     16,250   Eastman Kodak Company(a).......       444,438
      7,400   FedEx Corp. ...................       459,022
      4,450   Fortune Brands, Inc. ..........       232,290
    331,250   General Electric Company.......     9,500,249
     62,100   Gillette Company...............     1,978,506
     14,400   Kimberly-Clark Corp. ..........       750,816

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
      7,800   Leggett & Platt, Inc. .........  $    159,900
      6,700   Newell Rubbermaid, Inc. .......       187,600
     52,350   Procter & Gamble Company.......     4,668,572
      4,150   Sherwin-Williams Company.......       111,552
      1,800   Whirlpool Corp. ...............       114,660
                                               ------------
                                                 22,529,612
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      3,000   Ball Corp. ....................       136,530
      2,200   Bemis Company, Inc. ...........       102,960
      7,800   Pactiv Corp.(c)................       153,738
      2,350   Sealed Air Corp.(c)............       112,001
                                               ------------
                                                    505,229
                                               ------------
              EDUCATION -- 0.1%
      4,900   Apollo Group, Inc. -- Class
                A(c).........................       302,624
                                               ------------
              ELECTRONICS -- 0.3%
     11,000   Emerson Electric Company.......       562,099
      4,750   Jabil Circuit, Inc.(c).........       104,975
      5,050   Molex, Inc. ...................       136,300
      4,950   Rockwell Collins, Inc. ........       121,919
     16,700   Sanmina-SCI Corp.(c)...........       105,377
      2,900   Tektronix, Inc.(c).............        62,640
        500   Thomas & Betts Corp.(c)........         7,225
                                               ------------
                                                  1,100,535
                                               ------------
              ENGINEERING -- 0.0%
      3,600   Fluor Corp. ...................       121,104
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
     10,800   Allied Waste Industries,
                Inc.(a)(c)...................       108,540
     17,600   Waste Management, Inc. ........       423,984
                                               ------------
                                                    532,524
                                               ------------
              FINANCIAL SERVICES -- 5.3%
     34,100   American Express Company.......     1,425,720
      6,200   Bear Stearns Companies,
                Inc.(a)......................       449,004
      9,100   Capital One Financial Corp. ...       447,538
     13,950   Charles Schwab Corp. ..........       140,756
    131,949   Citigroup, Inc. ...............     5,647,416
      8,150   Countrywide Financial Corp. ...       566,996
      1,950   Deluxe Corp. ..................        87,360
      5,400   Equifax, Inc. .................       140,400
     47,000   Fannie Mae.....................     3,169,679
      2,800   Franklin Resources, Inc. ......       109,396

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     28,050   Freddie Mac....................  $  1,424,099
     12,200   Goldman Sachs Group, Inc. .....     1,021,750
      7,550   H&R Block, Inc. ...............       326,538
     15,150   Lehman Brothers Holdings,
                Inc. ........................     1,007,172
     41,300   MBNA Corp. ....................       860,692
     37,000   Merrill Lynch & Company,
                Inc. ........................     1,727,159
     28,450   Morgan Stanley.................     1,216,238
      7,500   Providian Financial Corp.(c)...        69,450
     14,650   Prudential Financial, Inc. ....       492,973
     11,850   SLM Corp. .....................       464,165
      3,600   T. Rowe Price Group, Inc.(a)...       135,900
                                               ------------
                                                 20,930,401
                                               ------------
              FOOD AND BEVERAGE -- 2.7%
      1,500   Adolph Coors Company -- Class
                B............................        73,470
     22,300   Anheuser-Busch Companies,
                Inc. ........................     1,138,415
     17,350   Archer-Daniels-Midland
                Company......................       223,295
      2,000   Brown-Forman Corp. -- Class
                B............................       157,240
     10,750   Campbell Soup Company..........       263,375
     64,400   Coca-Cola Company..............     2,988,803
     11,700   Coca-Cola Enterprises, Inc. ...       212,355
     15,100   ConAgra Foods, Inc. ...........       356,360
     10,400   General Mills, Inc.(a).........       493,064
     21,900   H.J. Heinz Company.............       722,262
      3,600   Hershey Foods Corp. ...........       250,776
     10,050   Kellogg Company................       345,419
      3,700   McCormick & Company, Inc. .....       100,640
     10,700   Pepsi Bottling Group, Inc. ....       214,214
     44,400   PepsiCo, Inc. .................     1,975,800
     22,250   Sara Lee Corp. ................       418,523
     17,000   Sysco Corp. ...................       510,680
      5,900   Wm. Wrigley Jr. Company........       331,757
                                               ------------
                                                 10,776,448
                                               ------------
              INSURANCE -- 3.1%
      7,600   Ace, Ltd. .....................       260,604
      6,750   Aetna, Inc. ...................       406,350
     22,300   AFLAC, Inc. ...................       685,725
     30,000   Allstate Corp. ................     1,069,499
      3,100   Ambac Financial Group, Inc. ...       205,375
     66,853   American International Group,
                Inc. ........................     3,688,948
      9,950   Aon Corp. .....................       239,596
      4,950   Chubb Corp.(a).................       297,000

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
      3,850   CIGNA Corp. ...................  $    180,719
      1,700   Cincinnati Financial Corp. ....        63,053
      8,650   Humana, Inc.(c)................       130,615
      4,400   Jefferson-Pilot Corp. .........       182,424
      7,950   John Hancock Financial
                Services, Inc. ..............       244,304
      4,750   Loews Corp. ...................       224,628
     14,050   Marsh & McLennan Companies,
                Inc. ........................       717,534
      4,300   MBIA, Inc. ....................       209,625
     18,700   MetLife, Inc. .................       529,584
      2,950   MGIC Investment Corp. .........       137,588
     20,150   Financial Group, Inc. .........       649,838
     14,000   Progressive Corp. .............     1,023,400
      7,100   SAFECO Corp. ..................       250,488
      3,600   Torchmark Corp. ...............       134,100
     28,546   Travelers Property Casualty
                Corp. -- Class B.............       450,170
      6,300   UnumProvident Corp. ...........        84,483
      3,450   XL Capital, Ltd. -- Class A....       286,350
                                               ------------
                                                 12,352,000
                                               ------------
              INTERNET SERVICES -- 1.2%
    181,400   Cisco Systems, Inc.(c).........     3,009,426
      8,650   eBay, Inc.(c)..................       901,157
      9,600   Symantec Corp.(a)(c)...........       421,056
     15,050   YAHOO!, Inc.(c)................       493,038
                                               ------------
                                                  4,824,677
                                               ------------
              LEISURE AND RECREATION -- 0.2%
      2,050   Brunswick Corp. ...............        51,291
      4,100   Harrah's Entertainment,
                Inc.(c)......................       164,984
      4,150   Hilton Hotels Corp. ...........        53,079
      2,300   International Game
                Technology(c)................       235,359
      6,100   Marriott International, Inc. --
                Class A......................       234,362
                                               ------------
                                                    739,075
                                               ------------
              MACHINERY -- 0.4%
      8,800   Caterpillar, Inc. .............       489,808
     10,250   Deere & Company................       468,425
      5,300   Dover Corp. ...................       158,788
      5,000   Ingersoll-Rand Company -- Class
                A............................       236,600

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      8,200   Rockwell Automation, Inc. .....  $    195,488
                                               ------------
                                                  1,549,109
                                               ------------
              MANUFACTURING -- 1.0%
      9,850   3M Company.....................     1,270,452
      2,800   Cooper Industries,
                Ltd. -- Class A..............       115,640
      2,200   Crane Company..................        49,786
      4,400   Danaher Corp.(a)...............       299,420
      1,950   Eaton Corp.(a).................       153,290
      8,550   Honeywell International,
                Inc. ........................       229,568
      8,900   Illinois Tool Works, Inc.(a)...       586,065
      2,350   ITT Industries, Inc. ..........       153,831
      4,150   Textron, Inc. .................       161,933
     50,550   Tyco International, Ltd. ......       959,439
                                               ------------
                                                  3,979,424
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.8%
      8,700   Anthem, Inc.(c)................       671,205
      8,800   IMS Health, Inc. ..............       158,312
      8,150   McKesson Corp. ................       291,281
     26,500   UnitedHealth Group, Inc. ......     1,331,625
     10,000   WellPoint Health Networks,
                Inc.(c)......................       843,000
                                               ------------
                                                  3,295,423
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.2%
      1,600   Bausch & Lomb, Inc. ...........        60,000
      7,900   Becton, Dickinson and
                Company......................       306,915
      7,450   Biomet, Inc. ..................       213,517
     10,650   Boston Scientific Corp.(c).....       650,715
      2,700   C. R. Bard, Inc. ..............       192,537
      5,550   Genzyme Corp.(c)...............       231,990
     20,600   Guidant Corp. .................       914,434
     76,334   Johnson & Johnson..............     3,946,467
     32,000   Medtronic, Inc. ...............     1,535,040
      5,600   St. Jude Medical, Inc.(c)......       322,000
      5,200   Stryker Corp.(a)...............       360,724
      4,850   Zimmer Holdings, Inc.(c).......       218,493
                                               ------------
                                                  8,952,832
                                               ------------
              METALS AND MINING -- 0.2%
      9,300   Alcoa, Inc. ...................       237,150
      3,500   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(a)...........        85,750
     12,050   Newmont Mining Corp.(a)........       391,143

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
      2,100   Phelps Dodge Corp.(c)..........  $     80,514
      4,400   Worthington Industries,
                Inc. ........................        58,960
                                               ------------
                                                    853,517
                                               ------------
              MOTOR VEHICLES -- 0.5%
    121,150   Ford Motor Company(a)..........     1,331,439
      7,500   Harley-Davidson, Inc. .........       298,950
      7,550   PACCAR, Inc. ..................       509,021
                                               ------------
                                                  2,139,410
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
      3,700   Kinder Morgan, Inc. ...........       202,205
     17,700   Williams Companies, Inc. ......       139,830
                                               ------------
                                                    342,035
                                               ------------
              OIL, COAL AND GAS -- 3.3%
      3,500   Amerada Hess Corp. ............       172,130
     10,900   Anadarko Petroleum Corp. ......       484,723
      4,282   Apache Corp. ..................       278,587
      5,800   Burlington Resources, Inc. ....       313,606
     28,050   ChevronTexaco Corp. ...........     2,025,209
     17,713   ConocoPhillips.................       970,671
      5,900   Devon Energy Corp. ............       315,060
      1,200   EOG Resources, Inc. ...........        50,208
    170,750   Exxon Mobil Corp. .............     6,131,632
     12,500   Halliburton Company............       287,500
      2,400   Kerr-McGee Corp. ..............       107,520
     18,850   Marathon Oil Corp. ............       496,698
      3,900   Nabors Industries, Ltd.(c).....       154,245
      1,650   Noble Corp.(c).................        56,595
     22,000   Occidental Petroleum Corp. ....       738,100
      3,300   Rowan Companies, Inc.(c).......        73,920
      2,000   Sunoco, Inc. ..................        75,480
      9,250   Transocean, Inc.(c)............       203,223
     11,750   Unocal Corp. ..................       337,108
                                               ------------
                                                 13,272,215
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.1%
      1,600   Boise Cascade Corp. ...........        38,240
     12,350   International Paper Company....       441,266
                                               ------------
                                                    479,506
                                               ------------
              PHARMACEUTICALS -- 4.8%
     41,000   Abbott Laboratories............     1,794,160
     19,900   Bristol-Myers Squibb Company...       540,285

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
     11,750   Cardinal Health, Inc. .........  $    755,525
     29,000   Eli Lilly and Company..........     2,000,130
      9,350   Forest Laboratories, Inc.(c)...       511,913
     10,350   King Pharmaceuticals,
                Inc.(c)......................       152,766
     72,500   Merck & Company, Inc. .........     4,389,874
    202,510   Pfizer, Inc. ..................     6,915,716
     38,400   Schering-Plough Corp. .........       714,240
      4,700   Watson Pharmaceuticals,
                Inc.(c)......................       189,739
     34,700   Wyeth..........................     1,580,585
                                               ------------
                                                 19,544,933
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
      2,300   Knight-Ridder, Inc. ...........       158,539
      3,850   New York Times Company -- Class
                A............................       175,175
      3,300   R.R. Donnelley & Sons Company..        86,262
                                               ------------
                                                    419,976
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.2%
     10,250   Equity Office Properties
                Trust........................       276,853
      7,300   Equity Residential.............       189,435
      6,100   Simon Property Group, Inc. ....       238,083
                                               ------------
                                                    704,371
                                               ------------
              RESEARCH AND DEVELOPMENT -- 0.7%
     31,984   Amgen, Inc.(c).................     2,142,288
      3,900   Biogen, Inc.(c)................       148,200
      8,450   Chiron Corp.(c)................       369,434
      7,500   MedImmune, Inc.(c).............       272,775
      3,400   Quintiles Transnational
                Corp.(c).....................        48,246
                                               ------------
                                                  2,980,943
                                               ------------
              RETAIL -- 3.4%
      8,300   Bed Bath & Beyond, Inc.(c).....       322,123
      3,400   Best Buy Company, Inc.(c)......       149,328
      4,000   Big Lots, Inc.(c)..............        60,160
     11,800   Costco Wholesale Corp.(c)......       431,880
     12,250   CVS Corp. .....................       343,368
      3,150   Dillard's, Inc. -- Class A.....        42,431
      8,700   Dollar General Corp.(a)........       158,862
      5,500   Family Dollar Stores, Inc. ....       209,825
     12,300   Federated Department Stores,
                Inc. ........................       453,255
     61,150   Home Depot, Inc. ..............     2,025,287
      9,600   J.C. Penney Company, Inc. .....       161,760
     20,350   Lowe's Companies, Inc. ........       874,033

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      3,650   May Department Stores Company..  $     81,249
      7,900   Office Depot, Inc.(c)..........       114,629
      4,700   RadioShack Corp. ..............       123,657
     20,400   Staples, Inc.(c)...............       374,340
     13,750   TJX Companies, Inc. ...........       259,050
    111,870   Wal-Mart Stores, Inc. .........     6,004,062
     44,150   Walgreen Company...............     1,328,914
                                               ------------
                                                 13,518,213
                                               ------------
              RETAIL: RESTAURANTS -- 0.4%
      7,950   Darden Restaurants, Inc. ......       150,891
     35,900   McDonald's Corp. ..............       791,954
     10,100   Starbucks Corp.(c).............       247,652
      2,900   Wendy's International, Inc. ...        84,013
      8,050   YUM! Brands, Inc.(c)...........       237,958
                                               ------------
                                                  1,512,468
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
      3,750   Albertson's, Inc. .............        72,000
     19,100   Kroger Company(c)..............       318,588
      3,300   SUPERVALU, Inc. ...............        70,356
      4,400   Winn-Dixie Stores, Inc.(a).....        54,164
                                               ------------
                                                    515,108
                                               ------------
              RUBBER PRODUCTS -- 0.0%
      2,250   Cooper Tire & Rubber Company...        39,578
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
      6,900   Applera Corp. -- Applied
                Biosystems Group.............       131,307
      3,800   Pall Corp. ....................        85,500
      5,200   Thermo Electron Corp.(c).......       109,304
      8,250   Waters Corp.(c)................       240,323
                                               ------------
                                                    566,434
                                               ------------
              SEMICONDUCTORS -- 1.5%
      9,600   Altera Corp.(a)(c).............       157,440
     10,600   Analog Devices, Inc.(c)........       369,092
     42,000   Applied Materials, Inc.(c).....       666,120
    169,200   Intel Corp. ...................     3,516,653
      8,800   Linear Technology Corp. .......       283,448
      9,850   LSI Logic Corp.(c).............        69,738

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
      8,200   Maxim Integrated Products,
                Inc. ........................  $    280,358
      6,000   Novellus Systems, Inc.(c)......       219,726
      2,800   QLogic Corp.(c)................       135,324
      9,900   Xilinx, Inc.(c)................       250,569
                                               ------------
                                                  5,948,468
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 3.1%
      7,700   ALLTEL Corp. ..................       371,294
      2,700   Andrew Corp.(c)................        24,840
     17,010   AT&T Corp. ....................       327,443
     68,100   AT&T Wireless Services,
                Inc.(c)......................       559,101
     26,650   Avaya, Inc.(c).................       172,159
     42,050   BellSouth Corp. ...............     1,119,792
      4,050   CenturyTel, Inc. ..............       141,143
     18,700   CIENA Corp.(c).................        97,053
      9,500   Citizens Communications
                Company(a)(c)................       122,455
      8,400   Comverse Technology,
                Inc.(a)(c)...................       126,252
     30,000   Corning, Inc.(c)...............       221,700
     35,100   JDS Uniphase Corp.(c)..........       123,201
     23,650   Motorola, Inc. ................       223,020
     61,450   Nextel Communications, Inc. --
                Class A(a)(c)................     1,111,016
     20,900   QUALCOMM, Inc. ................       747,175
    100,400   SBC Communications, Inc. ......     2,565,219
      4,950   Scientific-Atlanta, Inc.(a)....       118,008
     34,300   Sprint Corp. (FON Group).......       493,921
      6,500   Symbol Technologies, Inc. .....        84,565
     10,400   Tellabs, Inc.(c)...............        68,328
     95,950   Verizon Communications,
                Inc. ........................     3,785,227
                                               ------------
                                                 12,602,912
                                               ------------
              TOOLS -- 0.1%
      2,200   Black & Decker Corp. ..........        95,590
      1,700   Snap-on, Inc. .................        49,351
      2,650   Stanley Works..................        73,140
                                               ------------
                                                    218,081
                                               ------------
              TOYS -- 0.1%
      5,500   Hasbro, Inc. ..................        96,195

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TOYS (CONTINUED)
     25,500   Mattel, Inc. ..................  $    482,460
                                               ------------
                                                    578,655
                                               ------------
              TRANSPORTATION -- 0.8%
      3,000   Ryder System, Inc. ............        76,860
     52,200   United Parcel Service, Inc. --
                Class B......................     3,325,140
                                               ------------
                                                  3,402,000
                                               ------------
              TRANSPORTATION: FREIGHT -- 0.2%
     10,600   Burlington Northern Santa Fe
                Corp. .......................       301,464
      9,600   Norfolk Southern Corp. ........       184,320
      2,600   Union Pacific Corp. ...........       150,852
                                               ------------
                                                    636,636
                                               ------------
              UTILITIES: ELECTRIC -- 1.5%
      2,000   Aes Corp.(c)...................        12,700
      4,500   Ameren Corp. ..................       198,450
      4,490   American Electric Power
                Company, Inc. ...............       133,937
     10,200   American Power Conversion
                Corp.(c).....................       159,018
     14,600   CenterPoint Energy, Inc.(a)....       118,990
      4,300   Cinergy Corp. .................       158,197
      6,200   Consolidated Edison, Inc. .....       268,336
      4,300   Constellation Energy Group,
                Inc. ........................       147,490
      7,800   Dominion Resources, Inc. ......       501,306
      1,650   DTE Energy Company.............        63,756
     23,250   Duke Energy Corp. .............       463,838
      8,700   Edison International(c)........       142,941
      5,650   Entergy Corp. .................       298,207
     13,950   Exelon Corp. ..................       834,349
      8,600   FirstEnergy Corp. .............       330,670
      4,800   FPL Group, Inc. ...............       320,880
     12,150   PG&E Corp.(c)..................       256,973
      7,200   PPL Corp. .....................       309,600
      7,600   Progress Energy, Inc.(a).......       333,640
      6,800   Public Service Enterprise
                Group, Inc. .................       287,300
     18,450   Southern Company...............       574,901
      8,100   TXU Corp. .....................       181,845
      7,900   Xcel Energy, Inc. .............       118,816
                                               ------------
                                                  6,216,140
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.1%
      4,000   KeySpan Corp. .................  $    141,800
      1,300   NICOR, Inc. ...................        48,243
      6,100   NiSource, Inc. ................       115,900
        650   Peoples Energy Corp. ..........        27,879
      5,300   Sempra Energy..................       151,209
                                               ------------
                                                    485,031
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $239,598,935)..........   248,259,213
                                               ------------
 PRINCIPAL
 ---------
              CORPORATE BONDS AND NOTES -- 12.6%
              AEROSPACE AND DEFENSE -- 0.3%
$    95,000   General Dynamics Corp.,
                4.25%, 05/15/13..............  $     95,644
    175,000   Lockheed Martin Corp.,
                7.25%, 05/15/06..............       199,429
     50,000   Lockheed Martin Corp.,
                8.50%, 12/01/29..............        68,173
    430,000   Lockheed Martin Corp.,
                7.20%, 05/01/36..............       524,545
     90,000   Northrop Grumman Corp.,
                7.13%, 02/15/11..............       107,976
     20,000   Northrop Grumman Corp.,
                7.75%, 02/15/31..............        25,739
                                               ------------
                                                  1,021,506
                                               ------------
              AIRLINES -- 0.1%
    100,000   American Airlines, Inc., Series
                99-1,
                7.02%, 10/15/09..............        95,527
    169,772   Continental Airlines, Inc.,
                Series 974A,
                6.90%, 01/02/18..............       164,976
     75,000   Offshore Logistic,
                6.13%, 06/15/13..............        75,563
                                               ------------
                                                    336,066
                                               ------------
              AUTOMOBILES -- 0.4%
     40,000   Asbury Automotive Group,
                9.00%, 06/15/12..............        38,800
    135,000   Autonation, Inc.,
                9.00%, 08/01/08..............       150,525
    150,000   Daimler Chrysler AG Corp.,
                7.45%, 03/01/27..............       157,639
    215,000   Daimler Chrysler NA Holding,
                4.75%, 01/15/08..............       220,770
    500,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       495,703

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOBILES (CONTINUED)
$   100,000   General Motors,
                8.25%, 07/15/23..............  $    100,552
    360,000   General Motors,
                8.38%, 07/15/33..............       352,350
                                               ------------
                                                  1,516,339
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.0%
    120,000   Dura Operating Corp., Series B,
                8.63%, 04/15/12..............       123,600
                                               ------------
              BANKS -- 0.8%
     75,000   Bank of America Corp.,
                7.40%, 01/15/11(a)...........        92,284
    155,000   Bank of America Corp.,
                3.88%, 01/15/08..............       162,719
     55,000   Bank of America Corp.,
                7.80%, 02/15/10..............        67,901
    185,000   Bank of America Corp.,
                4.88%, 09/15/12..............       195,606
    275,000   Barclays Bank PLC -- 144A,
                8.55%, perpetual bond(d).....       352,989
    175,000   Chase Manhattan Corp.,
                7.13%, 06/15/09..............       208,950
  1,170,000   European Investment Bank,
                Series DTC,
                5.63%, 01/24/06..............     1,281,822
    200,000   FleetBoston Financial Corp.,
                Series MTNT,
                4.20%, 11/30/07..............       210,575
    100,000   HSBC Holdings PLC,
                5.25%, 12/12/12..............       106,851
    110,000   JP Morgan Chase & Company,
                6.75%, 02/01/11..............       129,303
     75,000   Sovereign Bancorp,
                10.50%, 11/15/06.............        90,180
    255,000   U.S. Bancorp, Series MTNN,
                3.95%, 08/23/07..............       267,810
     50,000   Wells Fargo Company,
                5.90%, 05/21/06..............        55,305
    155,000   Wells Fargo Company,
                3.50%, 04/04/08..............       160,066
                                               ------------
                                                  3,382,361
                                               ------------
              BROADCAST SERVICES/MEDIA -- 0.9%
    130,000   AOL Time Warner, Inc.,
                5.63%, 05/01/05..............       138,084
     75,000   AOL Time Warner, Inc.,
                7.63%, 04/15/31..............        86,883
     83,000   AT&T Broadband Corp.,
                8.38%, 03/15/13..............       104,168

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   175,000   British Sky Broadcasting,
                6.88%, 02/23/09..............  $    198,031
    325,000   Charter Communication Holdings
                LLC,
                10.75%, 10/01/09.............       253,500
     95,000   Charter Communication Holdings
                LLC,
                11.13%, 01/15/11.............        74,100
    570,000   Comcast Cable Communications,
                Inc.,
                6.88%, 06/15/09..............       659,977
    105,000   Comcast Corp.,
                5.50%, 03/15/11..............       112,467
    175,000   Comcast Corp.,
                7.05%, 03/15/33..............       195,134
    125,000   Cox Enterprises -- 144A,
                4.38%, 05/01/08..............       130,122
     40,000   CSC Holdings, Inc.,
                7.88%, 12/15/07..............        41,100
     45,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............        45,675
     60,000   DirecTV Holdings -- 144A,
                8.38%, 03/15/13..............        67,200
    400,000   Echostar Broadband Corp.,
                10.38%, 10/01/07.............       445,000
     75,000   News America, Inc.,
                7.63%, 11/30/28..............        88,678
     75,000   TCI Communications, Inc.,
                7.88%, 02/15/26..............        88,169
     30,000   Time Warner, Inc.,
                7.25%, 10/15/17..............        34,819
     35,000   Time Warner, Inc.,
                6.88%, 06/15/18..............        39,477
    110,000   Time Warner, Inc.,
                6.95%, 01/15/28..............       118,191
    380,000   Time Warner, Inc.,
                6.63%, 05/15/29..............       393,300
    100,000   Turner Broadcasting,
                8.38%, 07/01/13..............       123,183
                                               ------------
                                                  3,437,258
                                               ------------
              CHEMICALS -- 0.2%
    325,000   Dow Chemical Company,
                7.38%, 11/01/29..............       380,598
    115,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       118,450
     90,000   Lyondell Chemical Company --
                144A,
                9.50%, 12/15/08..............        85,950

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$    95,000   Methanex Corp.,
                7.75%, 08/15/05..............  $    100,225
                                               ------------
                                                    685,223
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
     35,000   Unisys Corp.,
                6.88%, 03/15/10..............        36,575
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.0%
     60,000   Seagate Technology Holdings,
                8.00%, 05/15/09..............        65,250
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.3%
     65,000   Ainsworth Lumber Company, Ltd.,
                13.88%, 07/15/07.............        74,100
    130,000   D.R. Horton, Inc.,
                10.50%, 04/01/05.............       144,950
     70,000   D.R. Horton, Inc.,
                7.50%, 12/01/07..............        76,125
     45,000   D.R. Horton, Inc.,
                8.00%, 02/01/09..............        50,288
     90,000   D.R. Horton, Inc.,
                5.88%, 07/01/13..............        88,650
    110,000   NVR, Inc.,
                5.00%, 06/15/10..............       110,825
    500,000   Ryland Group,
                8.00%, 08/15/06..............       549,999
     20,000   Ryland Group,
                5.38%, 06/01/08..............        20,750
     40,000   Ryland Group,
                9.13%, 06/15/11..............        45,900
     95,000   Standard Pacific Corp. -- 144A,
                6.88%, 05/15/11..............        99,988
     55,000   Toll Corp.,
                8.25%, 12/01/11..............        61,875
                                               ------------
                                                  1,323,450
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.1%
    315,000   General Electric Company,
                5.00%, 02/01/13..............       333,356
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
    195,000   Crown Euro Holdings SA -- 144A,
                9.50%, 03/01/11..............       211,575
    180,000   Owens-Brockway Glass
                Containers,
                8.75%, 11/15/12(a)...........       196,200

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONTAINERS AND PACKAGING (CONTINUED)
$    65,000   Smurfit-Stone Container Corp.,
                8.25%, 10/01/12..............  $     70,038
                                               ------------
                                                    477,813
                                               ------------
              ELECTRONICS -- 0.1%
    115,000   Flextronics International,
                Ltd. -- 144A,
                6.50%, 05/15/13..............       111,263
     35,000   L-3 Communications Corp. --
                144A,
                6.13%, 07/15/13..............        35,525
     80,000   L-3 Communications Corp.,
                7.63%, 06/15/12..............        88,400
                                               ------------
                                                    235,188
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
     40,000   Allied Waste North America
                Industries, Inc.,
                7.88%, 04/15/13..............        42,050
     75,000   Allied Waste North America
                Industries, Inc.,
                7.40%, 09/15/35..............        69,375
     45,000   Allied Waste North America
                Industries, Inc. -- 144A,
                9.25%, 09/01/12..............        49,838
     80,000   Allied Waste North America
                Industries, Inc., Series B,
                8.88%, 04/01/08..............        87,200
     95,000   Allied Waste North America
                Industries, Inc., Series B,
                10.00%, 08/01/09(a)..........       101,412
                                               ------------
                                                    349,875
                                               ------------
              FINANCIAL SERVICES -- 2.2%
    300,000   Bear Stearns Company, Inc.,
                2.88%, 07/02/08..............       297,461
    500,000   Citigroup, Inc.,
                6.75%, 12/01/05..............       557,788
    375,000   Citigroup, Inc.,
                5.75%, 05/10/06..............       414,266
    435,000   Citigroup, Inc.,
                7.25%, 10/01/10..............       527,819
    205,000   Citigroup, Inc.,
                5.88%, 02/22/33..............       216,316
    140,000   Credit Suisse First Boston USA,
                Inc.,
                6.13%, 11/15/11..............       157,093
    305,000   Ford Motor Credit Company,
                6.88%, 02/01/06..............       323,674

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$    20,000   Ford Motor Credit Company,
                5.80%, 01/12/09..............  $     19,900
    590,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............       619,439
    175,000   General Electric Capital Corp.,
                Series MTNA,
                6.50%, 12/10/07..............       201,639
    620,000   General Electric Capital Corp.,
                Series MTNA,
                6.13%, 02/22/11..............       708,077
    420,000   General Electric Capital Corp.,
                Series MTNA,
                5.88%, 02/15/12..............       470,621
    250,000   General Electric Capital Corp.,
                Series MTNA,
                6.00%, 06/15/12(a)...........       282,689
    165,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............       169,554
    565,000   General Motors Acceptance
                Corp.,
                6.88%, 09/15/11..............       567,764
     40,000   General Motors Acceptance
                Corp.,
                8.00%, 11/01/31..............        39,355
     40,000   Goldman Sachs Group, Inc.,
                7.35%, 10/01/09..............        48,737
    105,000   Goldman Sachs Group, Inc.,
                6.60%, 01/15/12..............       122,212
    190,000   Goldman Sachs Group, Inc.,
                6.13%, 02/15/33..............       204,472
     50,000   Household Finance Corp.,
                7.20%, 07/15/06..............        57,117
     20,000   Household Finance Corp.,
                4.63%, 01/15/08..............        21,363
    150,000   Household Finance Corp.,
                6.75%, 05/15/11..............       174,477
    390,000   Household Finance Corp.,
                6.38%, 11/27/12..............       445,061
     75,000   Household Finance Corp.,
                7.63%, 05/17/32..............        95,386
     45,000   LaBranche & Company,
                9.50%, 08/15/04..............        47,475
    460,000   Lehman Brothers Holdings, Inc.,
                6.25%, 05/15/06..............       514,260
     75,000   Morgan Stanley,
                6.10%, 04/15/06..............        82,620
    150,000   Morgan Stanley,
                5.80%, 04/01/07..............       165,797
    175,000   Morgan Stanley,
                4.25%, 05/15/10..............       180,393

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   180,000   Morgan Stanley,
                6.75%, 04/15/11..............  $    210,869
    400,000   SLM Corp, Series MTN1, Floating
                Rate,
                1.39%, 07/25/07(d)...........       401,410
    150,000   Wells Fargo Financial,
                5.50%, 08/01/12..............       166,878
                                               ------------
                                                  8,511,982
                                               ------------
              FOOD AND BEVERAGE -- 0.5%
     40,000   Del Monte Corp. -- 144A,
                8.63%, 12/15/12..............        42,600
    150,000   Delhaize America, Inc.,
                8.13%, 04/15/11(a)...........       165,000
    185,000   General Mills, Inc.,
                5.13%, 02/15/07(a)...........       201,693
    260,000   General Mills, Inc.,
                6.00%, 02/15/12..............       294,031
    445,000   Kellogg Company, Series B,
                6.60%, 04/01/11..............       522,675
    520,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       567,577
     25,000   Kraft Foods, Inc.,
                6.50%, 11/01/31..............        27,698
                                               ------------
                                                  1,821,274
                                               ------------
              INSURANCE -- 0.4%
     40,000   American General Capital II,
                8.50%, 07/01/30..............        55,643
     65,000   Americo Life, Inc. -- 144A,
                7.88%, 05/01/13..............        66,300
    675,000   ASIF Global Financing -- 144A,
                3.85%, 11/26/07..............       698,188
    115,000   Fund American Companies, Inc.,
                5.88%, 05/15/13..............       120,473
    340,000   Marsh & McLennan Companies,
                Inc.,
                6.25%, 03/15/12..............       388,224
     50,000   MetLife, Inc.,
                6.50%, 12/15/32..............        57,259
    100,000   New York Life
                Insurance -- 144A,
                5.88%, 05/15/33..............       105,326
    100,000   Prudential Insurance Company --
                144A,
                6.38%, 07/23/06..............       111,923
                                               ------------
                                                  1,603,336
                                               ------------
              LEISURE AND RECREATION -- 0.1%
    130,000   Boyd Gaming Corp. -- 144A,
                7.75%, 12/15/12..............       138,613

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    80,000   MGM MIRAGE, Inc.,
                9.75%, 06/01/07..............  $     91,200
     65,000   Mohegan Tribal Gaming,
                8.75%, 01/01/09..............        70,363
     50,000   Park Place Entertainment,
                8.88%, 09/15/08..............        55,250
    145,000   Starwood Hotels & Resorts
                Worldwide, Inc. -- 144A,
                7.38%, 05/01/07..............       153,337
                                               ------------
                                                    508,763
                                               ------------
              MACHINERY -- 0.0%
     80,000   Terex Corp.,
                9.25%, 07/15/11..............        86,400
                                               ------------
              MANUFACTURING -- 0.3%
    200,000   Briggs & Stratton Corp.,
                8.88%, 03/15/11..............       232,000
    165,000   Dresser, Inc.,
                9.38%, 04/15/11..............       170,775
     60,000   SPX Corp.,
                6.25%, 06/15/11..............        61,500
    135,000   Tyco International Group SA,
                6.38%, 06/15/05..............       141,413
    110,000   Tyco International Group SA,
                6.38%, 02/15/06(a)...........       115,225
    274,000   Tyco International Group SA,
                5.80%, 08/01/06..............       284,275
     35,000   Tyco International Group SA,
                6.75%, 02/15/11..............        37,275
                                               ------------
                                                  1,042,463
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.0%
     55,000   United Surgical Partners, Inc.,
                10.00%, 12/15/11.............        59,675
                                               ------------
              OIL AND GAS: PIPELINES -- 0.2%
    135,000   El Paso Natural Gas -- 144A,
                8.38%, 06/15/32..............       143,775
    145,000   El Paso Production Holdings --
                144A,
                7.75%, 06/01/13..............       145,363
     60,000   Gulfterra Energy
                Partner -- 144A,
                6.25%, 06/01/10..............        60,150
     70,000   Gulfterra Energy
                Partner -- 144A,
                10.63%, 12/01/12.............        81,200
     30,000   Gulfterra Energy Partner,
                Series B,
                8.50%, 06/01/11..............        32,250
    215,000   Kinder Morgan Energy Partners,
                7.30%, 08/15/33..............       259,058

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES (CONTINUED)
$    80,000   Tennessee Gas Pipeline,
                7.50%, 04/01/17..............  $     82,600
     35,000   Tennessee Gas Pipeline,
                8.38%, 06/15/32..............        38,238
                                               ------------
                                                    842,634
                                               ------------
              OIL, COAL AND GAS -- 0.5%
    175,000   Amerada Hess Corp.,
                7.13%, 03/15/33(a)...........       199,845
    230,000   Anadarko Petroleum Corp,
                5.38%, 03/01/07..............       251,891
     75,000   Chesapeake Energy Corp.,
                9.00%, 08/15/12..............        84,000
     40,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        42,900
    115,000   Conoco, Inc.,
                6.95%, 04/15/29..............       138,817
    305,000   ConocoPhillips,
                5.90%, 10/15/32..............       328,458
     75,000   Devon Energy Corp.,
                7.95%, 04/15/32..............        96,855
    125,000   Devon Financing Corp. ULC,
                6.88%, 09/30/11..............       146,866
    450,000   Gazprom OAO -- 144A,
                9.63%, 03/01/13..............       497,250
    125,000   Swift Energy Company,
                9.38%, 05/01/12..............       136,563
                                               ------------
                                                  1,923,445
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.3%
    155,000   Georgia-Pacific Corp. -- 144A,
                8.88%, 02/01/10..............       168,950
     85,000   International Paper Company,
                5.85%, 10/30/12..............        92,809
    135,000   Tembec Industries, Inc.,
                8.50%, 02/01/11..............       134,325
    350,000   Weyerhaeuser Company,
                6.00%, 08/01/06..............       384,204
    115,000   Weyerhaeuser Company,
                7.13%, 07/15/23..............       127,592
    120,000   Weyerhaeuser Company,
                6.88%, 12/15/33..............       131,463
                                               ------------
                                                  1,039,343
                                               ------------
              PHARMACEUTICALS -- 0.1%
    135,000   AmerisourceBergen Corp.,
                8.13%, 09/01/08..............       149,175
     50,000   Omnicare, Inc.,
                6.13%, 06/01/13..............        51,250

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
$   200,000   Pharmacia Corp.,
                6.50%, 12/01/18..............  $    249,606
                                               ------------
                                                    450,031
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES -- 0.4%
  1,600,000   Daimler Chrysler Auto Trust,
                Series 01-C, Class A4,
                4.63%, 12/06/06..............     1,674,061
                                               ------------
              PRIVATE ASSET BACKED: BANKS -- 0.4%
  1,099,291   Banc of America Funding Corp.,
                Series 2003-1, Class A1,
                6.00%, 05/20/33..............     1,121,649
    275,607   Washington Mutual MSC, Series
                2002-MS12, Class A,
                6.50%, 05/25/32..............       282,693
    132,014   Washington Mutual, Series
                2000-1, Class A1, Floating
                Rate,
                1.33%, 06/25/24(e)...........       132,104
                                               ------------
                                                  1,536,446
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 0.2%
    975,000   Sears Credit Account Master
                Trust, Series 02-5, Class A,
                Floating Rate,
                1.56%, 11/17/09(e)...........       976,789
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 0.3%
    510,000   Morgan Stanley Capital I,
                Series 1999-FNV1, Class A2,
                6.53%, 03/15/31..............       590,632
    483,457   SLM, Series 2001-3, Class A1L,
                Floating Rate,
                1.36%, 04/25/10(d)...........       484,034
                                               ------------
                                                  1,074,666
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.9%
    551,544   BA Mortgage Securities, Inc.,
                Series 1998-6, Class A4,
                6.25%, 12/26/28..............       553,213
    371,028   Bear Stearns Commercial
                Mortgage Securities, Series
                01, Class A1,
                6.08%, 02/15/35..............       411,936

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   625,000   DLJ Commercial Mortgage Corp.,
                Series 2000-CKP1, Class A1B,
                7.18%, 08/10/10..............  $    738,366
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............     1,059,186
    920,000   NationsLink Funding Corp.,
                Series 1998-2, Class A2,
                6.48%, 08/20/30..............     1,060,186
                                               ------------
                                                  3,822,887
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 0.5%
    400,000   Impac Secured Assets CMN Owner
                Trust, Series 2003-2,
                Class A2,
                6.00%, 08/25/33..............       417,375
    937,179   SLM Student Loan Trust, Series
                2002-1, Class A1, Floating
                Rate,
                1.35%, 10/25/10(d)...........       937,784
    512,910   Small Business Administration,
                Series 2002-P10B, Class 1,
                5.20%, 08/01/12..............       529,639
                                               ------------
                                                  1,884,798
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 0.6%
  2,000,000   Peco Energy Transition Trust,
                Series 00-A, Class A4,
                7.65%, 03/01/10..............     2,456,892
                                               ------------
              REAL ESTATE -- 0.1%
    280,000   EOP Operating LP,
                7.50%, 04/19/29..............       323,517
                                               ------------
              RETAIL -- 0.1%
    125,000   Sears Roebuck Acceptance Corp.,
                6.25%, 05/01/09..............       139,840
    100,000   Sears Roebuck Acceptance Corp.,
                6.75%, 08/15/11..............       113,048
      5,000   Sears Roebuck Acceptance Corp.,
                6.70%, 04/15/12..............         5,652
     70,000   Sears Roebuck Acceptance Corp.,
                7.00%, 06/01/32..............        78,556

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL (CONTINUED)
$   100,000   Wal-Mart Stores,
                6.88%, 08/10/09..............  $    120,510
                                               ------------
                                                    457,606
                                               ------------
              RETAIL: RESTAURANTS -- 0.0%
    135,000   Yum! Brands, Inc.,
                8.88%, 04/15/11..............       160,650
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.0%
     45,000   PerkinElmer Inc. -- 144A,
                8.88%, 01/15/13..............        49,050
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.0%
    175,000   Principal Life Global -- 144A,
                5.25%, 01/15/13..............       186,127
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
    190,000   Ameritech Capital Funding,
                6.25%, 05/18/09..............       215,358
    135,000   AT&T Corp., 8.50%,
                11/15/31(j)..................       153,607
    175,000   British Telecom PLC,
                8.88%, 12/15/30..............       239,688
     45,000   Deutsche Telekom,
                8.50%, 06/15/10..............        55,367
    250,000   New England Telephone &
                Telegraph,
                7.88%, 11/15/29..............       324,001
    210,000   New Jersey Bell Telephone,
                7.85%, 11/15/29..............       270,410
     50,000   Nextel Communications,
                9.95%, 02/15/08(a)...........        52,500
     70,000   Panamsat Corp.,
                8.50%, 02/01/12..............        76,125
     85,000   Panamsat Corp.,
                6.88%, 01/15/28..............        83,725
    245,000   Qwest Capital Funding Corp.,
                7.75%, 08/15/06..............       229,075
    145,000   Qwest Capital Funding Corp.,
                7.00%, 08/03/09(a)...........       119,988
     80,000   SBC Communications, Inc.,
                6.25%, 03/15/11..............        91,936
    125,000   Verizon Maryland, Inc., Series
                A,
                6.13%, 03/01/12..............       142,020
    140,000   Vodafone Group PLC,
                6.25%, 11/30/32..............       152,247
    630,000   WorldCom, Inc.,
                6.40%, 08/15/05*.............       187,425

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$   430,000   WorldCom, Inc.,
                8.00%, 05/15/06*(a)..........  $    127,925
     20,000   WorldCom, Inc.,
                8.25%, 05/15/10*.............         5,950
    260,000   WorldCom, Inc.,
                8.25%, 05/15/31*.............        77,350
                                               ------------
                                                  2,604,697
                                               ------------
              TRANSPORTATION: FREIGHT -- 0.2%
    230,000   Burlington Northern Santa Fe
                Corp.,
                7.29%, 06/01/36..............       282,167
    400,000   Canadian National Railway
                Company,
                6.90%, 07/15/28(i)...........       476,428
    200,000   Norfolk Southern Corp.,
                7.05%, 05/01/37..............       233,937
                                               ------------
                                                    992,532
                                               ------------
              TRANSPORTATION: SERVICES -- 0.0%
     45,000   Overseas Shipholding Group,
                8.75%, 12/01/13..............        48,375
     90,000   Overseas Shipholding Group --
                144A,
                8.25%, 03/15/13..............        94,050
                                               ------------
                                                    142,425
                                               ------------
              UTILITIES: ELECTRIC -- 0.3%
     85,000   Aes Corp. -- 144A,
                8.75%, 05/15/13..............        88,825
     25,000   Centerpoint Energy Houston --
                144A,
                6.95%, 03/15/33..............        28,752
     50,000   Dominion Resources, Inc.,
                6.30%, 03/15/33..............        53,022
    290,000   DTE Energy Corp.,
                6.45%, 06/01/06..............       322,913
    110,000   First Energy Corp., Series C,
                7.38%, 11/15/31..............       123,672
    250,000   Florida Power Corp.,
                4.80%, 03/01/13..............       261,089
     80,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        78,635
     25,000   Oncor Electric Corp. -- 144A,
                6.38%, 01/15/15..............        28,420

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$   150,000   Oncor Electric Corp. -- 144A,
                7.25%, 01/15/33..............  $    177,558
                                               ------------
                                                  1,162,886
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $48,858,468)...........    50,719,235
                                               ------------
              US TREASURY SECURITIES -- 4.8%
              US TREASURY BONDS -- 2.7%
  1,580,000   10.38%, 11/15/12(a)............     2,105,166
  1,275,000   12.00%, 08/15/13(a)............     1,853,283
    180,000   9.25%, 02/15/16................       275,660
  1,200,000   8.50%, 02/15/20................     1,797,516
    420,000   8.00%, 11/15/21................       608,590
    785,000   6.00%, 02/15/26................       938,597
    895,000   6.75%, 08/15/26................     1,166,542
    610,000   6.50%, 11/15/26................       774,057
  1,280,000   5.38%, 02/15/31(a).............     1,441,751
                                               ------------
                                                 10,961,162
                                               ------------
              US TREASURY NOTES -- 1.4%
    245,000   2.00%, 05/15/06................       247,680
  2,155,000   2.63%, 05/15/08(a).............     2,175,373
    650,000   6.50%, 02/15/10................       788,760
    815,000   4.00%, 11/15/12................       848,333
  1,445,000   3.63%, 05/15/13(a).............     1,456,742
                                               ------------
                                                  5,516,888
                                               ------------
              US TREASURY STRIPS -- 0.7%
  4,895,000   Zero coupon, 05/15/17..........     2,658,249
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $18,475,012)...........    19,136,299
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 14.8%
              FANNIE MAE -- 9.4%
    775,000   1.75%, 06/16/06................       772,873
  1,765,000   7.13%, 06/15/10(a).............     2,184,849
  1,305,000   6.00%, 05/15/11................     1,528,122
    935,000   4.75%, 02/21/13................       966,075
  1,568,895   PL# 406815, 7.00%, 07/01/28....     1,655,420
    899,210   PL# 428865, 7.00%, 06/01/28....       948,801
     30,154   PL# 535041, 7.00%, 12/01/29....        31,780
    717,986   PL# 535675, 7.00%, 01/01/16....       764,091
    303,247   PL# 545139, 7.00%, 08/01/31....       319,531
     13,452   PL# 549906, 7.50%, 09/01/30....        14,296
     11,061   PL# 552549, 7.50%, 09/01/30....        11,755

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    15,743   PL# 558083, 7.50%, 10/01/30....  $     16,731
      9,866   PL# 558384, 7.50%, 01/01/31....        10,486
     22,260   PL# 561844, 7.50%, 11/01/30....        23,658
     69,337   PL# 564462, 6.50%, 03/01/32....        72,329
    145,130   PL# 566031, 6.00%, 03/01/16....       151,522
     15,668   PL# 568677, 7.50%, 01/01/31....        16,652
     16,009   PL# 572762, 7.50%, 03/01/31....        17,015
     63,689   PL# 575334, 6.00%, 04/01/16....        66,495
    172,638   PL# 577523, 6.00%, 05/01/16....       180,242
     47,561   PL# 578769, 6.00%, 05/01/16....        49,656
    431,855   PL# 579234, 6.00%, 04/01/16....       450,877
     46,871   PL# 582178, 7.50%, 06/01/31....        49,815
    228,368   PL# 582491, 6.00%, 05/01/16....       238,427
     25,212   PL# 594316, 6.50%, 07/01/31....        26,300
     14,866   PL# 602859, 6.50%, 10/01/31....        15,507
    248,142   PL# 614924, 7.00%, 12/01/16....       264,022
     55,348   PL# 618454, 5.50%, 12/01/16....        57,520
     15,331   PL# 620174, 6.50%, 12/01/31....        15,992
    367,529   PL# 627256, 6.50%, 03/01/32....       383,386
     76,118   PL# 649576, 6.00%, 12/01/32....        79,156
    486,598   PL# 658906, 4.65%, 01/01/33....       503,860
    200,000   TBA, 4.50%, 07/01/18...........       204,062
  2,700,000   TBA, 5.00%, 07/01/18...........     2,789,438
  1,900,000   TBA, 5.50%, 07/01/18...........     1,973,625
    500,000   TBA, 6.00%, 07/01/18...........       520,156
  1,500,000   TBA, 6.00%, 07/01/18...........     1,566,093
  1,200,000   TBA, 6.50%, 07/01/18...........     1,266,374
  1,600,000   TBA, 5.00%, 07/01/33...........     1,626,000
  1,200,000   TBA, 5.50%, 07/01/33...........     1,240,500
  7,700,000   TBA, 6.00%, 07/01/33...........     8,003,189
  4,900,000   TBA, 6.50%, 07/01/33...........     5,111,314
  1,900,000   TBA, 7.00%, 07/01/33...........     2,001,532
                                               ------------
                                                 38,189,524
                                               ------------
              FANNIE MAE GOLD -- 1.3%
    324,625   PL# E01172, 6.00%, 07/01/17....       337,689
    371,062   PL# E88749, 6.00%, 03/01/17....       386,027
  1,108,066   PL# E89531, 6.00%, 05/01/17....     1,152,657
    214,312   PL# E89874, 6.00%, 05/01/17....       222,955
    809,411   PL# E89913, 6.00%, 05/01/17....       841,984
    169,513   PL# E90227, 6.00%, 06/01/17....       176,334
    160,833   PL# E90603, 6.00%, 07/01/17....       167,305
    444,251   PL# E90827, 5.50%, 08/01/17....       460,910

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE GOLD (CONTINUED)
$   344,675   PL# G01315, 7.00%, 09/01/31....  $    361,538
  1,300,000   TBA, 4.50%, 07/01/18...........     1,327,219
                                               ------------
                                                  5,434,618
                                               ------------
              FREDDIE MAC -- 1.3%
    695,000   3.50%, 04/01/08................       710,562
  1,075,000   6.63%, 09/15/09................     1,291,872
    250,000   7.00%, 03/15/10................       306,883
    401,553   6.00%, 02/01/32................       416,477
    700,000   TBA, 5.00%, 07/01/18...........       722,968
  1,000,000   TBA, 5.50%, 07/01/33...........     1,031,875
    700,000   TBA, 7.00%, 07/01/33...........       734,125
                                               ------------
                                                  5,214,762
                                               ------------
              FREDDIE MAC GOLD -- 0.1%
    199,980   PL# C64741, 7.00%, 03/01/32....       209,723
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 2.4%
    977,116   PL# 3161, 6.50%, 11/20/31......     1,021,173
    460,025   PL# 256840, 6.00%, 12/15/31....       482,595
     25,783   PL# 461836, 7.00%, 01/15/28....        27,281
     28,705   PL# 471343, 6.00%, 10/15/32....        30,113
     49,795   PL# 480112, 6.00%, 04/15/29....        52,284
     66,705   PL# 499445, 6.00%, 04/15/29....        70,039
    104,988   PL# 552851, 6.00%, 10/15/32....       110,138
    300,030   PL# 555581, 7.00%, 10/15/31....       316,979
    478,989   PL# 578249, 6.00%, 10/15/32....       502,484
    452,944   PL# 587527, 6.00%, 10/15/32....       475,161
  1,645,361   PL# 590257, 6.00%, 10/15/32....     1,726,067
     41,286   PL# 590403, 6.00%, 08/15/32....        43,311
     26,731   PL# 596647, 7.00%, 09/15/32....        28,242
    198,591   PL# 780914, 6.00%, 11/15/28....       208,590
  1,747,586   PL# 781328, 7.00%, 09/15/31....     1,847,148
  1,200,000   TBA, 5.50%, 07/01/33...........     1,249,500
  1,300,000   TBA, 6.50%, 07/01/33...........     1,365,405
                                               ------------
                                                  9,556,510
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.2%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       694,310
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION FUNDING STRIPS -- 0.1%
$   250,000   Zero coupon, 07/15/18..........  $    121,082
    250,000   Zero coupon, 10/15/18..........       119,031
                                               ------------
                                                    240,113
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $58,986,947).................    59,539,560
                                               ------------
              MUNICIPAL BONDS -- 0.4%
              CALIFORNIA -- 0.1%
    250,000   California State Department of
                Water Powersupply, Revenue
                Bond, Series E,
                3.98%, 05/01/05..............       256,270
                                               ------------
              ILLINOIS -- 0.3%
  1,475,000   Illinois State Pension, General
                Obligation,
                5.10%, 06/01/33..............     1,450,471
                                               ------------
              TOTAL MUNICIPAL BONDS (Cost
                $1,724,979)..................     1,706,741
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.5%
  3,809,277   Bundes Republic of Deutscheland
                Obligation, Series 140,
                4.50%, 08/17/07(e)...........     4,661,163
  1,475,000   French Treasury Note,
                3.50%, 01/12/08..............     1,731,043
    715,000   Government of Canada,
                4.50%, 09/01/07(f)...........       546,653
  1,260,000   Government of Canada,
                5.25%, 06/01/12(f)...........       985,638
  1,935,000   Government of Canada,
                5.25%, 06/01/13(f)...........     1,511,946
  7,695,000   Government of Sweden,
                5.00%, 01/28/09(g)...........     1,021,767
     75,000   Province of Quebec, Series A,
                7.37%, 03/06/26**............        97,342
    100,000   Province of Quebec, Series
                MTNA,
                7.38%, 04/09/26**............       130,863
    120,000   Province of Quebec, Series NJ,
                7.50%, 07/15/23..............       157,377
    557,362   Republic of Colombia,
                9.75%, 04/09/11..............       635,392
    472,000   Republic of Panama,
                8.25%, 04/22/08..............       522,740
    538,000   Republic of Panama,
                9.63%, 02/08/11..............       625,425
    250,000   United Mexican States,
                9.88%, 02/01/10..............       321,250

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   250,000   United Mexican States,
                11.38%, 09/15/16.............  $    364,375
    802,000   United Mexican States,
                8.13%, 12/30/19..............       916,285
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $12,890,760).................    14,229,259
                                               ------------
              SHORT TERM US TREASURY OBLIGATION -- 0.0%
    120,000   US Treasury Bill,
                1.11%, 07/10/03
              (Cost $119,967)................       119,967
                                               ------------
              TIME DEPOSITS -- 1.2%
    757,575   American Express Centurion
                Bank,
                1.26%, 07/07/03(b)...........       757,575
    606,060   Bank of Montreal,
                1.08%, 07/02/03(b)...........       606,060
    125,068   Bank of Montreal,
                1.15%, 07/09/03(b)...........       125,068
  1,515,149   Bank of Novia Scotia,
                1.03%, 07/08/03(b)...........     1,515,149
    909,089   Credit Agricole Indosuez,
                0.94%, 07/01/03(b)...........       909,089
    484,848   Credit Agricole Indosuez,
                1.05%, 08/26/03(b)...........       484,848
    303,030   Den Danske Bank,
                1.04%, 07/24/03(b)...........       303,030
    303,030   Royal Bank of Scotland,
                1.05%, 07/28/03(b)...........       303,030
                                               ------------
              TOTAL TIME DEPOSITS (Cost
                $5,003,849)..................     5,003,849
                                               ------------
              SHORT TERM CORPORATE NOTES -- 1.8%
    303,030   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(b)........       303,030
    757,574   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b)........       757,574
  1,212,119   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b)........     1,212,119
    484,848   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b)........       484,848
    151,515   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b)........       151,515

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$   606,060   Morgan Stanley, Floating Rate,
                1.43%, 09/26/03(+)(b)........  $    606,060
  3,787,872   Morgan Stanley, Floating Rate,
                1.43%, 12/16/03(+)(b)........     3,787,872
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $7,303,018)......     7,303,018
                                               ------------
              COMMERCIAL PAPER -- 0.1%
    303,030   Morgan Stanley, Floating Rate,
                1.46%, 01/29/04(+)(b)
              (Cost $303,030)................       303,030
                                               ------------
  SHARES
  ------
              REGULATED INVESTMENT COMPANIES -- 2.3%
  5,303,021   BlackRock Tempcash Fund(b).....  $  5,303,021
  2,272,723   Dreyfus Cash Management Plus
                Fund(b)......................     2,272,723
    767,583   Merrill Lynch Premier
                Institutional Fund(b)........       767,583
    999,998   Merrimac Cash Fund -- Premium
                Class(b).....................       999,998
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES (Cost
                $9,343,325)..................     9,343,325
                                               ------------
              TOTAL SECURITIES
                (Cost $402,608,290)..........   415,663,496
                                               ------------
 PRINCIPAL
 ---------
              REPURCHASE AGREEMENTS -- 10.2%
$ 2,723,790   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase proceeds
                at maturity $2,723,846
                (Collateralized by Freddie
                Mac, 6.373%, due 07/01/08,
                with a value of
                $2,859,979)..................  $  2,723,790
 38,037,481   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase proceeds
                at maturity $38,038,274
                (Collateralized by Fannie
                Mae, 5.52%, due 08/01/32,
                with a value of $31,574,160
                and Fannie Mae, 1.535%, due
                03/25/33, with a value of
                $8,366,403)..................    38,037,481

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$   303,030   With Morgan Stanley, dated
                06/30/03, 1.48%, due
                07/01/03, repurchase proceeds
                at maturity $303,042
                (Collateralized by Vodafone
                Group PLC, 7.75%, due
                02/15/10, with a value of
                $752, Verizon Global Funding
                Corp., 6.875%, due 06/15/12,
                with a value of $88,
                Prudential Funding LLC,
                6.60%, due 05/15/08, with a
                value of $51,654, Jersey
                Central Power & Lighting
                Company, 4.80%, due 06/15/18,
                with a value of $2,905,
                Corporation Andina de
                Fomento, 7.375%, due
                01/18/11, with a value of
                $72,364, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $150,604 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $27,198)(b)..................  $    303,030
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $41,064,301)...........    41,064,301
                                               ------------
              SECURITIES SOLD SHORT -- (2.3)%
  3,900,000   Fannie Mae, TBA,
                7.00%, 07/01/23 (Proceeds
                $4,122,530)..................    (4,108,408)
  2,700,000   Fannie Mae Gold, TBA,
                6.00%, 07/01/18 (Proceeds
                $2,812,013)..................    (2,808,843)
  2,300,000   Government National Mortgage
                Association, TBA,
                6.00%, 07/01/33 (Proceeds
                $2,416,581)..................    (2,409,968)
                                               ------------
              TOTAL SECURITIES SOLD SHORT....    (9,327,219)
                                               ------------
 CONTRACTS
 ---------
              CALL OPTIONS WRITTEN -- 0.0%
          9   US Treasury Note (10 Year)
                December Future, Expiring
                November 2003 @115
                (Cost $12,894)...............       (14,484)
                                               ------------
              Total Investments -- 111.0%
                (Cost $434,308,573)..........   447,386,094
              Liabilities less other
                assets -- (11.0)%............   (44,242,990)
                                               ------------
              NET ASSETS -- 100.0%...........  $403,143,104
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $434,308,573.

The following amount is based on costs for federal income tax purposes:

    Gross unrealized appreciation.........  $ 23,421,183
    Gross unrealized depreciation.........   (10,343,662)
                                            ------------
    Net unrealized appreciation...........  $ 13,077,521
                                            ============

---------------

(a)  All or part of this security is on loan.

(b) Collateral for securities on loan.

(c)  Non-income producing security.

(d)  Quarterly reset provision. The rate shown was in effect at June 30, 2003.

(e)  Monthly reset provision. The rate shown was in effect at June 30, 2003.

(f) Principal amount shown for this debt security is denominated in Euro dollars.

(g) Principal amount shown for this debt security is denominated in Canadian dollars.

(h)  Principal amount shown for this debt security is denominated in Swedish
     Krona.

(i)  Security is segregated as initial margin for futures contracts.

(j) Variable Rate Security. Interest rate based on the credit rating of the issuer. The rate shown was in effect at June 30, 2003.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

*    Bond is in default.

**   Step bond. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS -- 98.1%
              AEROSPACE AND DEFENSE -- 0.6%
    200,000   Goodrich Corp. ...............  $    4,200,000
     95,500   United Technologies Corp. ....       6,764,265
                                              --------------
                                                  10,964,265
                                              --------------
              APPAREL: MANUFACTURING -- 0.5%
    293,100   V. F. Corp. ..................       9,980,055
                                              --------------
              APPAREL: RETAIL -- 0.3%

    110,000   Ross Stores, Inc. ............       4,701,400
                                              --------------
              AUTOMOTIVE EQUIPMENT -- 1.5%
     50,000   AutoZone, Inc.(c).............       3,798,500
     75,000   Johnson Controls, Inc. .......       6,420,000
    142,725   Lear Corp.(c).................       6,568,205
    153,900   Magna International,
                Inc. -- Class A(a)..........      10,352,853
                                              --------------
                                                  27,139,558
                                              --------------
              BANKS -- 13.4%
    856,400   Bank of America Corp. ........      67,681,291
  1,000,000   Bank One Corp. ...............      37,180,000
    411,700   FleetBoston Financial
                Corp. ......................      12,231,607
     93,600   Golden West Financial
                Corp. ......................       7,488,936
    153,800   Huntington Bancshares,
                Inc.(a).....................       3,002,176
  1,084,840   J.P. Morgan Chase & Company...      37,079,831
    397,300   National City Corp.(a)........      12,995,683
    386,900   Regions Financial Corp. ......      13,069,482
    560,000   Wachovia Corp. ...............      22,377,600
    540,150   Washington Mutual, Inc. ......      22,308,195
    132,800   Wells Fargo & Company.........       6,693,120
                                              --------------
                                                 242,107,921
                                              --------------
              BROADCAST SERVICES/MEDIA -- 4.2%
    528,000   AOL Time Warner, Inc.(c)......       8,495,520
    808,165   Comcast Corp. -- Class A(c)...      24,390,420
    175,000   Comcast Corp. -- Special Class
                A(c)........................       5,045,250
    275,000   Cox Communications,
                Inc. -- Class A(c)..........       8,772,500
    500,000   Viacom, Inc. -- Class B(c)....      21,830,000
    200,000   Westwood One, Inc.(c).........       6,786,000
                                              --------------
                                                  75,319,690
                                              --------------
              BUSINESS SERVICES -- 1.0%
    450,000   First Data Corp.(a)...........      18,648,000

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
          2   Hudson Highland Group,
                Inc.(c).....................  $           38
                                              --------------
                                                  18,648,038
                                              --------------
              CHEMICALS -- 1.4%
    329,695   Dow Chemical Company..........      10,207,357
    175,000   E. I. du Pont de Nemours and
                Company.....................       7,287,000
    186,600   Eastman Chemical Company......       5,909,622
     82,500   Lubrizol Corp. ...............       2,556,675
                                              --------------
                                                  25,960,654
                                              --------------
              COMPUTER SOFTWARE AND SERVICES -- 1.9%
     75,000   Affiliated Computer Services,
                Inc. -- Class A(a)(c).......       3,429,750
    650,000   Microsoft Corp. ..............      16,646,500
    500,000   VERITAS Software Corp.(c).....      14,335,000
                                              --------------
                                                  34,411,250
                                              --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
  1,732,400   Hewlett-Packard Company.......      36,900,120
     61,000   International Business
                Machines Corp. .............       5,032,500
                                              --------------
                                                  41,932,620
                                              --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.1%
    100,000   American Standard Companies,
                Inc.(c).....................       7,393,000
     98,200   Martin Marietta Materials,
                Inc. .......................       3,300,502
    141,200   Pulte Homes, Inc. ............       8,706,392
                                              --------------
                                                  19,399,894
                                              --------------
              CONSUMER GOODS AND SERVICES -- 5.7%
    914,400   Altria Group, Inc. ...........      41,550,336
    275,000   Avon Products, Inc. ..........      17,105,000
    140,000   Colgate-Palmolive Company.....       8,113,000
    350,000   Loews Corp. -- Carolina
                Group.......................       9,450,000
    175,000   Procter & Gamble Company......      15,606,500
    166,100   Whirlpool Corp. ..............      10,580,570
                                              --------------
                                                 102,405,406
                                              --------------
              CONTAINERS AND PACKAGING -- 0.0%
      9,200   Ball Corp. ...................         418,692
                                              --------------
              DISTRIBUTION -- 0.4%
    272,200   Avnet, Inc.(c)................       3,451,496
    324,105   Ingram Micro, Inc. -- Class
                A(c)........................       3,565,155
                                              --------------
                                                   7,016,651
                                              --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 0.5%
  1,638,375   Solectron Corp.(c)............  $    6,127,523
    147,600   Thomas & Betts Corp.(c).......       2,132,820
                                              --------------
                                                   8,260,343
                                              --------------
              FINANCIAL SERVICES -- 8.8%
  1,670,500   Citigroup, Inc. ..............      71,497,400
    369,800   Fannie Mae....................      24,939,312
    192,900   Freddie Mac...................       9,793,533
    209,800   Lehman Brothers Holdings,
                Inc. .......................      13,947,504
    750,000   MBNA Corp. ...................      15,630,000
    165,700   Merrill Lynch & Company,
                Inc. .......................       7,734,876
    374,400   Morgan Stanley................      16,005,600
                                              --------------
                                                 159,548,225
                                              --------------
              FOOD AND BEVERAGE -- 0.9%
    310,000   Anheuser-Busch Companies,
                Inc. .......................      15,825,500
                                              --------------
              INSURANCE -- 9.5%
    425,000   Ace, Ltd. ....................      14,573,250
     89,400   Aetna, Inc. ..................       5,381,880
    431,300   Allstate Corp. ...............      15,375,845
    733,700   American International Group,
                Inc. .......................      40,485,566
    190,700   Chubb Corp.(a)................      11,442,000
    267,600   CIGNA Corp. ..................      12,561,144
    950,200   MetLife, Inc. ................      26,909,664
     97,000   PartnerRE, Ltd. ..............       4,957,670
    153,110   RenaissanceRe Holdings,
                Ltd. .......................       6,969,567
    353,500   St. Paul Companies, Inc.(a)...      12,906,285
    270,300   Torchmark Corp. ..............      10,068,675
    564,300   Travelers Property Casualty
                Corp. -- Class A............       8,972,370
     55,079   Travelers Property Casualty
                Corp. -- Class B............         868,596
                                              --------------
                                                 171,472,512
                                              --------------
              INTERNET SERVICES -- 0.7%
    998,100   Juniper Networks,
                Inc.(a)(c)..................      12,346,497
                                              --------------
              LEISURE AND RECREATION -- 0.4%
    225,000   Carnival Corp.(a).............       7,314,750
                                              --------------
              MANUFACTURING -- 1.5%
    229,000   Cooper Industries,
                Ltd. -- Class A.............       9,457,700
    228,300   Owens-Illinois, Inc.(c).......       3,143,691
    182,100   Parker-Hannifin Corp. ........       7,646,379

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS (CONTINUED)
              MANUFACTURING (CONTINUED)
    592,950   Smurfit-Stone Container
                Corp.(a)(c).................  $    7,726,139
                                              --------------
                                                  27,973,909
                                              --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.8%
    700,000   HCA, Inc.(a)..................      22,428,000
     75,400   Health Management Associates,
                Inc. -- Class A.............       1,391,130
    750,000   Tenet Healthcare Corp.(c).....       8,737,500
    215,000   WellPoint Health Networks,
                Inc.(c).....................      18,124,500
                                              --------------
                                                  50,681,130
                                              --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.9%
    140,200   Alcon, Inc. ..................       6,407,140
    125,000   Johnson & Johnson.............       6,462,500
     86,100   Zimmer Holdings, Inc.(c)......       3,878,805
                                              --------------
                                                  16,748,445
                                              --------------
              METALS AND MINING -- 0.2%
    150,000   Alcoa, Inc. ..................       3,825,000
                                              --------------
              MOTOR VEHICLES -- 0.8%
    350,000   Harley-Davidson, Inc. ........      13,951,000
                                              --------------
              OIL, COAL AND GAS -- 11.7%
    375,000   BP PLC (ADR)..................      15,757,500
    494,000   ChevronTexaco Corp. ..........      35,666,800
    874,400   ConocoPhillips................      47,917,120
  1,534,800   Exxon Mobil Corp. ............      55,114,667
    350,000   Kerr-McGee Corp. .............      15,680,000
    210,000   Nabors Industries, Ltd.(c)....       8,305,500
    774,000   Occidental Petroleum Corp. ...      25,967,700
    220,000   Valero Energy Corp. ..........       7,992,600
                                              --------------
                                                 212,401,887
                                              --------------
              PAPER AND FOREST PRODUCTS -- 0.8%
     41,800   International Paper Company...       1,493,514
    319,702   MeadWestvaco Corp. ...........       7,896,640
    119,350   Temple-Inland, Inc.(a)........       5,121,309
                                              --------------
                                                  14,511,463
                                              --------------
              PHARMACEUTICALS -- 4.0%
     49,000   Aventis S.A. (ADR)(a).........       2,680,300
    265,400   GlaxoSmithKline PLC (ADR).....      10,759,316
     45,000   Merck & Company, Inc. ........       2,724,750
  1,205,400   Pfizer, Inc. .................      41,164,410

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    340,000   Wyeth.........................  $   15,487,000
                                              --------------
                                                  72,815,776
                                              --------------
              RETAIL -- 2.1%
    315,700   Federated Department Stores,
                Inc. .......................      11,633,545
    200,000   Home Depot, Inc. .............       6,624,000
    275,000   J.C. Penney Company,
                Inc.(a).....................       4,633,750
    429,678   Sears, Roebuck & Company(a)...      14,454,368
                                              --------------
                                                  37,345,663
                                              --------------
              RETAIL: SUPERMARKETS -- 1.0%
    519,925   Safeway, Inc.(c)..............      10,637,666
    355,700   SUPERVALU, Inc. ..............       7,583,524
                                              --------------
                                                  18,221,190
                                              --------------
              RUBBER PRODUCTS -- 0.2%
    193,100   Cooper Tire & Rubber Company..       3,396,629
                                              --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.4%
    385,000   Applera Corp. -- Applied
                Biosystems Group............       7,326,550
                                              --------------
              SEMICONDUCTORS -- 0.5%
    350,000   Intersil Corp. -- Class
                A(c)........................       9,313,500
                                              --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 5.5%
     35,960   AT&T Corp. ...................         692,230
  1,690,300   Corning, Inc.(c)..............      12,491,317
  5,564,866   Nortel Networks Corp.(c)......      15,025,138
  1,132,200   Qwest Communications
                International, Inc.(c)......       5,411,916
    854,900   SBC Communications, Inc. .....      21,842,695
  1,679,800   Sprint Corp. (FON Group)......      24,189,120
    140,700   Sprint Corp. (PCS Group)(c)...         809,025
    964,950   Tellabs, Inc.(c)..............       6,339,722
    320,652   Verizon Communications,
                Inc. .......................      12,649,721
                                              --------------
                                                  99,450,884
                                              --------------
              TRANSPORTATION: FREIGHT -- 4.8%
    974,900   Burlington Northern Santa Fe
                Corp. ......................      27,726,156
    398,100   CSX Corp. ....................      11,978,829
    609,900   Norfolk Southern Corp. .......      11,710,080
    600,000   Union Pacific Corp. ..........      34,812,000
                                              --------------
                                                  86,227,065
                                              --------------

  SHARES                                          VALUE
  ------                                      --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC -- 5.1%
    384,180   American Electric Power
                Company, Inc. ..............  $   11,460,089
     46,400   Cinergy Corp. ................       1,707,056
    509,600   Constellation Energy Group,
                Inc. .......................      17,479,280
    500,000   Edison International(a)(c)....       8,215,000
    429,000   Entergy Corp. ................      22,642,620
    487,500   PPL Corp. ....................      20,962,500
    305,800   Wisconsin Energy Corp. .......       8,868,200
                                              --------------
                                                  91,334,745
                                              --------------
              UTILITIES: GAS -- 0.7%
    447,425   Sempra Energy.................      12,765,035
                                              --------------
              TOTAL COMMON STOCKS
                (Cost $1,713,467,156).......   1,773,463,792
                                              --------------
              REGULATED INVESTMENT COMPANIES -- 1.6%
 16,641,859   BlackRock Tempcash Fund(b)....      16,641,859
  7,132,225   Dreyfus Cash Management Plus
                Fund(b).....................       7,132,225
  2,408,817   Merrill Lynch Premier
                Institutional Fund(b).......       2,408,817
  3,138,179   Merrimac Cash Fund -- Premium
                Class(b)....................       3,138,179
                                              --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $29,321,080)..........      29,321,080
                                              --------------
 PRINCIPAL
 ---------
              SHORT TERM CORPORATE NOTES -- 1.3%
$   950,963   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(b).......         950,963
  2,377,408   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b).......       2,377,408
  3,803,854   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b).......       3,803,854
  1,521,541   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b).......       1,521,541
    475,482   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b).......         475,482
  1,901,927   Morgan Stanley, Floating Rate,
                1.43%, 09/26/03(+)(b).......       1,901,927

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                    --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$11,887,042   Morgan Stanley, Floating Rate,
                1.43%, 12/16/03(+)(b).......  $   11,887,042
                                              --------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $22,918,217)..........      22,918,217
                                              --------------
              TIME DEPOSITS -- 0.9%
  2,377,408   American Express Centurion
                Bank,
                1.26%, 07/07/03(b)..........       2,377,408
  1,901,927   Bank of Montreal,
                1.08%, 07/02/03(b)..........       1,901,927
    392,487   Bank of Montreal,
                1.15%, 07/09/03(b)..........         392,487
  4,754,817   Bank of Novia Scotia,
                1.03%, 07/08/03(b)..........       4,754,817
  2,852,890   Credit Agricole Indosuez,
                0.94%, 07/01/03(b)..........       2,852,890
  1,521,541   Credit Agricole Indosuez,
                1.05%, 08/26/03(b)..........       1,521,541
    950,964   Den Danske Bank,
                1.04%, 07/24/03(b)..........         950,964
    950,964   Royal Bank of Scotland,
                1.05%, 07/28/03(b)..........         950,964
                                              --------------
              TOTAL TIME DEPOSITS
                (Cost $15,702,998)..........      15,702,998
                                              --------------
              COMMERCIAL PAPER -- 0.1%
    950,964   Morgan Stanley, Floating Rate,
                1.46%, 01/29/04(+)(b) (Cost
                $950,964)...................         950,964
                                              --------------
              TOTAL SECURITIES
                (Cost $1,782,360,415).......   1,842,357,051
                                              --------------

 PRINCIPAL                                        VALUE
 ---------                                    --------------
              REPURCHASE AGREEMENTS -- 2.1%
$37,484,577   With Investors Bank and Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase
                proceeds at maturity
                $37,485,358 (Collateralized
                by Government National
                Mortgage Association, 1.68%,
                due 05/16/32, with a value
                of $9,349,781 and
                Residential Accredit Loans,
                Inc., 1.81%, due 06/25/33,
                with a value of
                $30,009,024)................  $   37,484,577
    950,963   With Morgan Stanley, dated
                06/30/03, 1.48%, due
                07/01/03, repurchase
                proceeds at maturity
                $951,002 (Collateralized by
                Vodafone Group PLC, 7.75%,
                due 02/15/10, with a value
                of $2,367, Verizon Global
                Funding Corp., 6.875%, due
                06/15/12, with a value of
                $275, Prudential Funding
                LLC, 6.60%, due 05/15/08,
                with a value of $162,462,
                Jersey Central Power &
                Lighting Company, 4.80%, due
                06/15/18, with a value of
                $9,136, Corporation Andina
                de Fomento, 7.375%, due
                01/18/11, with a value of
                $227,598, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $473,680 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $85,543)(b).................         950,963
                                              --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $38,435,540)..........      38,435,540
                                              --------------
              Total Investments -- 104.1%
                (Cost $1,820,795,955).......   1,880,792,591
              Liabilities less other
                assets -- (4.1)%............     (73,298,288)
                                              --------------
              NET ASSETS -- 100.0%..........  $1,807,494,303
                                              ==============

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $1,820,795,955.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $147,882,332
    Gross unrealized depreciation.........   (87,885,696)
                                            ------------
    Net unrealized appreciation...........  $ 59,996,636
                                            ============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing securities.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 98.0%
              ADVERTISING -- 0.1%
     23,100   Interpublic Group of Companies,
                Inc. ........................  $    309,078
      8,950   Omnicom Group, Inc. ...........       641,715
                                               ------------
                                                    950,793
                                               ------------
              AEROSPACE AND DEFENSE -- 3.0%
     40,600   Boeing Company.................     1,393,392
      9,150   General Dynamics Corp. ........       663,375
      4,100   Goodrich Corp. ................        86,100
    318,650   Lockheed Martin Corp. .........    15,158,180
      3,240   Northrop Grumman Corp. ........       279,580
      7,200   Raytheon Company...............       236,448
    124,400   United Technologies Corp. .....     8,811,252
                                               ------------
                                                 26,628,327
                                               ------------
              AGRICULTURE -- 0.0%
     13,850   Monsanto Company...............       299,714
                                               ------------
              AIRLINES -- 0.1%
     35,700   Southwest Airlines Company.....       614,040
                                               ------------
              APPAREL: MANUFACTURING -- 0.2%
     10,350   Jones Apparel Group, Inc.(c)...       302,841
     10,400   Liz Claiborne, Inc. ...........       366,600
     13,750   Nike, Inc. -- Class B..........       735,487
      3,200   Reebok International,
                Ltd.(a)(c)...................       107,616
      5,050   V. F. Corp. ...................       171,953
                                               ------------
                                                  1,684,497
                                               ------------
              APPAREL: RETAIL -- 0.1%
     30,700   Limited Brands.................       475,850
     40,100   The Gap, Inc. .................       752,276
                                               ------------
                                                  1,228,126
                                               ------------
              AUTOMOBILE: RETAIL -- 0.0%
     17,500   AutoNation, Inc.(a)(c).........       275,100
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.1%
      1,900   AutoZone, Inc.(c)..............       144,343
      4,900   Dana Corp. ....................        56,644
      4,100   Johnson Controls, Inc. ........       350,960
                                               ------------
                                                    551,947
                                               ------------
              BANKS -- 6.6%
     22,650   AmSouth Bancorp. ..............       494,676
    172,541   Bank of America Corp. .........    13,635,914
     14,500   Bank of New York Company,
                Inc. ........................       416,875

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
     54,800   Bank One Corp. ................  $  2,037,464
     24,750   BB&T Corp. ....................       848,925
     10,808   Charter One Financial, Inc. ...       336,993
      9,100   Comerica, Inc. ................       423,150
      5,500   First Tennessee National
                Corp. .......................       241,505
     49,750   FleetBoston Financial Corp. ...     1,478,073
      7,850   Golden West Financial Corp. ...       628,079
     10,200   Huntington Bancshares,
                Inc.(a)......................       199,104
     89,900   J.P. Morgan Chase & Company....     3,072,782
     21,300   KeyCorp........................       538,251
      9,500   Marshall & Ilsley Corp. .......       290,510
     19,850   Mellon Financial Corp. ........       550,838
     70,750   National City Corp. ...........     2,314,233
      2,950   North Fork Bancorp, Inc. ......       100,477
      5,100   PNC Financial Services Group...       248,931
     10,700   Regions Financial Corp. .......       361,446
     16,050   SouthTrust Corp. ..............       436,560
     17,950   State Street Corp. ............       707,230
     13,050   SunTrust Banks, Inc. ..........       774,387
     87,200   U.S. Bancorp...................     2,136,400
     10,950   Union Planters Corp. ..........       339,779
     91,550   Wachovia Corp. ................     3,658,337
     70,800   Washington Mutual, Inc. .......     2,924,040
    395,350   Wells Fargo & Company..........    19,925,639
      5,300   Zions Bancorp..................       268,233
                                               ------------
                                                 59,388,831
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.3%
    211,700   AOL Time Warner, Inc.(c).......     3,406,253
    158,500   Clear Channel Communications,
                Inc.(c)......................     6,718,815
    109,950   Comcast Corp. -- Class A(c)....     3,318,291
     27,850   Delphi Corp. ..................       240,346
     12,700   Gannett Company, Inc. .........       975,487
     10,700   McGraw-Hill Companies, Inc. ...       663,400
      5,700   Meredith Corp.(a)..............       250,800
     14,000   Tribune Company................       676,200
    265,000   Viacom, Inc. -- Class B(c).....    11,569,899
     96,850   Walt Disney Company............     1,912,788
                                               ------------
                                                 29,732,279
                                               ------------
              BUSINESS SERVICES -- 0.4%
     19,900   Concord EFS, Inc.(c)...........       292,928
      9,000   Convergys Corp.(c).............       144,000

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES (CONTINUED)
     12,600   Ecolab, Inc. ..................  $    322,560
     34,700   First Data Corp. ..............     1,437,967
      8,550   Fiserv, Inc.(c)................       304,466
      4,800   Moody's Corp. .................       253,008
     17,450   Paychex, Inc. .................       511,460
      3,100   Robert Half International,
                Inc.(a)(c)...................        58,714
                                               ------------
                                                  3,325,103
                                               ------------
              CHEMICALS -- 2.5%
     11,100   Air Products and Chemicals,
                Inc. ........................       461,760
     43,650   Dow Chemical Company...........     1,351,404
    338,850   E. I. du Pont de Nemours and
                Company......................    14,109,714
      3,900   Eastman Chemical Company.......       123,513
      4,700   Great Lakes Chemical
                Corp.(a).....................        95,880
      8,100   International Flavors &
                Fragrances, Inc. ............       258,633
    100,150   PPG Industries, Inc. ..........     5,081,611
      8,400   Praxair, Inc. .................       504,840
     11,650   Rohm And Haas Company..........       361,500
      4,050   Sigma-Aldrich Corp. ...........       219,429
                                               ------------
                                                 22,568,284
                                               ------------
              COMMERCIAL SERVICES -- 1.5%
    712,240   Cendant Corp.(c)...............    13,048,237
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 6.0%
     12,750   Adobe Systems, Inc. ...........       408,893
      2,200   Autodesk, Inc. ................        35,552
     28,700   Automatic Data Processing,
                Inc. ........................       971,782
     10,650   BMC Software, Inc.(c)..........       173,915
     19,300   Citrix Systems, Inc.(c)........       392,948
     67,150   Computer Associates
                International, Inc. .........     1,496,102
      8,400   Computer Sciences
                Corp.(a)(c)..................       320,208
     45,400   Compuware Corp.(c).............       261,958
      6,550   Electronic Arts, Inc.(c).......       484,635
     11,700   Intuit, Inc.(c)................       521,001
      3,550   Mercury Interactive Corp.(c)...       137,066
  1,403,000   Microsoft Corp. ...............    35,930,829
      6,250   NVIDIA Corp.(a)(c).............       143,813
    438,300   Oracle Corp.(c)................     5,268,365
     14,800   PeopleSoft, Inc.(c)............       260,332
     39,250   Siebel Systems, Inc.(c)........       374,445

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     12,650   SunGard Data Systems,
                Inc.(c)......................  $    327,762
     18,250   Unisys Corp.(c)................       224,110
    209,750   VERITAS Software Corp.(c)......     6,013,532
                                               ------------
                                                 53,747,248
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.6%
     19,100   Apple Computer, Inc.(c)........       365,192
     17,300   Avery Dennison Corp. ..........       868,460
    350,400   Dell Computer Corp.(c).........    11,198,783
    166,950   EMC Corp.(c)...................     1,747,967
    413,361   Hewlett-Packard Company........     8,804,589
     76,550   International Business Machines
                Corp. .......................     6,315,375
     12,500   Lexmark International Group,
                Inc.(c)......................       884,625
     14,800   Network Appliance, Inc.(c).....       239,908
     12,000   Pitney Bowes, Inc. ............       460,920
    142,250   Sun Microsystems, Inc.(c)......       654,350
     33,250   Xerox Corp.(a)(c)..............       352,118
                                               ------------
                                                 31,892,287
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.2%
      3,800   American Standard Companies,
                Inc.(c)......................       280,934
      3,050   Centex Corp. ..................       237,260
      3,800   KB Home........................       235,524
     21,850   Masco Corp. ...................       521,122
      3,100   Pulte Homes, Inc. .............       191,146
      5,100   Vulcan Materials Company.......       189,057
                                               ------------
                                                  1,655,043
                                               ------------
              CONSUMER GOODS AND SERVICES -- 8.8%
      2,300   Alberto-Culver Company -- Class
                B............................       117,530
    201,500   Altria Group, Inc. ............     9,156,160
      4,750   Avon Products, Inc. ...........       295,450
      8,350   Cintas Corp.(a)................       295,924
    143,350   Clorox Company.................     6,113,878
     25,050   Colgate-Palmolive Company......     1,451,648
     29,900   Eastman Kodak Company(a).......       817,765
    184,100   Estee Lauder Companies, Inc. --
                Class A......................     6,172,873
     32,950   FedEx Corp. ...................     2,043,889
      7,900   Fortune Brands, Inc. ..........       412,380
    590,750   General Electric Company.......    16,942,709

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
    510,120   Gillette Company...............  $ 16,252,422
     23,900   Kimberly-Clark Corp. ..........     1,246,146
      9,350   Leggett & Platt, Inc. .........       191,675
    304,800   Newell Rubbermaid, Inc. .......     8,534,400
     92,400   Procter & Gamble Company.......     8,240,232
      7,700   Sherwin-Williams Company.......       206,976
      4,500   Whirlpool Corp. ...............       286,650
                                               ------------
                                                 78,778,707
                                               ------------
              CONTAINERS AND PACKAGING -- 0.1%
      5,600   Ball Corp.(a)..................       254,856
      5,100   Bemis Company, Inc. ...........       238,680
     18,200   Pactiv Corp.(c)................       358,722
      4,250   Sealed Air Corp.(c)............       202,555
                                               ------------
                                                  1,054,813
                                               ------------
              EDUCATION -- 0.1%
      8,500   Apollo Group, Inc. -- Class
                A(c).........................       524,960
                                               ------------
              ELECTRONICS -- 1.4%
    228,132   Emerson Electric Company.......    11,657,545
     12,200   Jabil Circuit, Inc.(c).........       269,620
      7,900   Molex, Inc. ...................       213,221
     14,600   Rockwell Collins, Inc.(a)......       359,598
     30,600   Sanmina-SCI Corp.(c)...........       193,086
                                               ------------
                                                 12,693,070
                                               ------------
              ENGINEERING -- 0.0%
      3,800   Fluor Corp. ...................       127,832
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 0.1%
     15,900   Allied Waste Industries,
                Inc.(a)(c)...................       159,795
     27,050   Waste Management, Inc. ........       651,635
                                               ------------
                                                    811,430
                                               ------------
              FINANCIAL SERVICES -- 5.8%
     63,000   American Express Company.......     2,634,030
     10,900   Bear Stearns Companies,
                Inc.(a)......................       789,378
     16,600   Capital One Financial
                Corp.(a).....................       816,388
     25,350   Charles Schwab Corp.(a)........       255,782
    498,459   Citigroup, Inc. ...............    21,334,044
     14,500   Countrywide Financial Corp. ...     1,008,765
      3,300   Deluxe Corp. ..................       147,840
      6,400   Equifax, Inc. .................       166,400
     83,850   Fannie Mae.....................     5,654,843
      5,050   Franklin Resources, Inc. ......       197,304

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
     50,950   Freddie Mac....................  $  2,586,732
     61,734   Goldman Sachs Group, Inc. .....     5,170,223
     13,500   H&R Block, Inc. ...............       583,875
     27,450   Lehman Brothers Holdings,
                Inc. ........................     1,824,876
     68,325   MBNA Corp. ....................     1,423,893
     65,900   Merrill Lynch & Company,
                Inc. ........................     3,076,212
     51,700   Morgan Stanley.................     2,210,175
     14,450   Providian Financial Corp.(c)...       133,807
     29,700   Prudential Financial, Inc. ....       999,405
     21,300   SLM Corp. .....................       834,321
      6,550   T. Rowe Price Group, Inc.(a)...       247,263
                                               ------------
                                                 52,095,556
                                               ------------
              FOOD AND BEVERAGE -- 5.4%
      2,000   Adolph Coors Company -- Class
                B............................        97,960
    214,150   Anheuser-Busch Companies,
                Inc. ........................    10,932,358
     29,755   Archer-Daniels-Midland
                Company......................       382,947
      3,000   Brown-Forman Corp. -- Class
                B............................       235,860
     20,200   Campbell Soup Company..........       494,900
    339,309   Coca-Cola Company..............    15,747,330
     19,750   Coca-Cola Enterprises, Inc. ...       358,463
     25,750   ConAgra Foods, Inc. ...........       607,700
     19,100   General Mills, Inc.(a).........       905,531
     38,500   H.J. Heinz Company.............     1,269,730
      6,600   Hershey Foods Corp. ...........       459,756
     17,900   Kellogg Company................       615,223
      6,500   McCormick & Company, Inc. .....       176,800
     18,600   Pepsi Bottling Group, Inc. ....       372,372
    309,454   PepsiCo, Inc. .................    13,770,702
     35,800   Sara Lee Corp. ................       673,398
     30,900   Sysco Corp. ...................       928,236
      7,950   UST, Inc. .....................       278,489
     10,700   Wm. Wrigley Jr. Company........       601,661
                                               ------------
                                                 48,909,416
                                               ------------
              INSURANCE -- 6.6%
     20,350   Ace, Ltd. .....................       697,802
     12,200   Aetna, Inc. ...................       734,440
    395,350   AFLAC, Inc. ...................    12,157,012
     80,650   Allstate Corp. ................     2,875,173
      5,100   Ambac Financial Group, Inc. ...       337,875
    367,150   American International Group,
                Inc. ........................    20,259,336
     17,750   Aon Corp. .....................       427,420

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     55,200   Chubb Corp.(a).................  $  3,311,999
      6,950   CIGNA Corp. ...................       326,233
      3,050   Cincinnati Financial Corp. ....       113,125
    162,400   Hartford Financial Services
                Group, Inc. .................     8,178,463
     15,650   Humana, Inc.(c)................       236,315
      7,700   Jefferson-Pilot Corp. .........       319,242
     14,600   John Hancock Financial
                Services, Inc. ..............       448,658
      8,600   Loews Corp. ...................       406,694
     25,450   Marsh & McLennan Companies,
                Inc. ........................     1,299,732
      7,050   MBIA, Inc. ....................       343,688
     33,900   MetLife, Inc. .................       960,048
      6,950   MGIC Investment Corp. .........       324,148
     36,550   Principal Financial Group,
                Inc. ........................     1,178,738
     25,000   Progressive Corp. .............     1,827,500
     16,000   SAFECO Corp. ..................       564,480
      5,650   Torchmark Corp. ...............       210,463
     52,123   Travelers Property Casualty
                Corp. -- Class B.............       821,980
     13,000   UnumProvident Corp. ...........       174,330
      6,200   XL Capital, Ltd. -- Class A....       514,600
                                               ------------
                                                 59,049,494
                                               ------------
              INTERNET SERVICES -- 1.4%
    514,450   Cisco Systems, Inc.(c).........     8,534,726
     15,450   eBay, Inc.(c)..................     1,609,581
     24,900   Monster Worldwide, Inc.(c).....       491,277
     16,950   Symantec Corp.(c)..............       743,427
     26,800   YAHOO!, Inc.(a)(c).............       877,968
                                               ------------
                                                 12,256,979
                                               ------------
              LEISURE AND RECREATION -- 0.1%
      5,600   Brunswick Corp. ...............       140,112
      4,800   Harrah's Entertainment,
                Inc.(a)(c)...................       193,152
      7,000   Hilton Hotels Corp. ...........        89,530
      4,350   International Game
                Technology(c)................       445,136
     10,850   Marriott International, Inc. --
                Class A......................       416,857
                                               ------------
                                                  1,284,787
                                               ------------
              MACHINERY -- 0.4%
     16,100   Caterpillar, Inc. .............       896,126
     26,550   Deere & Company................     1,213,335

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
      9,600   Dover Corp. ...................  $    287,616
      8,100   Ingersoll-Rand Company -- Class
                A............................       383,292
     16,650   Rockwell Automation, Inc. .....       396,936
                                               ------------
                                                  3,177,305
                                               ------------
              MANUFACTURING -- 2.3%
     17,600   3M Company.....................     2,270,048
      7,050   Cooper Industries,
                Ltd. -- Class A..............       291,165
      3,300   Crane Company..................        74,679
      7,900   Danaher Corp.(a)...............       537,595
      3,000   Eaton Corp. ...................       235,830
     15,450   Honeywell International,
                Inc. ........................       414,833
    220,450   Illinois Tool Works, Inc.(a)...    14,516,632
      4,250   ITT Industries, Inc. ..........       278,205
      7,550   Textron, Inc. .................       294,601
     91,900   Tyco International, Ltd. ......     1,744,262
                                               ------------
                                                 20,657,850
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 1.3%
     17,750   Anthem, Inc.(c)................     1,369,413
     16,000   IMS Health, Inc. ..............       287,840
      1,700   Manor Care, Inc.(c)............        42,517
     15,100   McKesson Corp. ................       539,674
    163,500   UnitedHealth Group, Inc. ......     8,215,875
     17,550   WellPoint Health Networks,
                Inc.(c)......................     1,479,465
                                               ------------
                                                 11,934,784
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
     13,750   Becton, Dickinson and
                Company......................       534,188
    427,300   Biomet, Inc. ..................    12,246,417
     19,400   Boston Scientific Corp.(c).....     1,185,340
      5,000   C. R. Bard, Inc. ..............       356,550
      9,850   Genzyme Corp.(c)...............       411,730
     36,150   Guidant Corp. .................     1,604,699
    135,600   Johnson & Johnson..............     7,010,520
    420,607   Medtronic, Inc. ...............    20,176,517
     10,050   St. Jude Medical, Inc.(c)......       577,875
      9,000   Stryker Corp.(a)...............       624,330
      9,450   Zimmer Holdings, Inc.(c).......       425,723
                                               ------------
                                                 45,153,889
                                               ------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING -- 0.2%
     16,800   Alcoa, Inc. ...................  $    428,400
      8,000   Freeport-McMoRan Copper & Gold,
                Inc. -- Class B(a)...........       196,000
     21,500   Newmont Mining Corp.(a)........       697,890
      5,150   Phelps Dodge Corp.(c)..........       197,451
      4,700   United States Steel Corp. .....        76,939
      8,000   Worthington Industries,
                Inc. ........................       107,200
                                               ------------
                                                  1,703,880
                                               ------------
              MOTOR VEHICLES -- 1.0%
    212,750   Ford Motor Company(a)..........     2,338,123
    161,350   Harley-Davidson, Inc. .........     6,431,410
      6,425   PACCAR, Inc. ..................       433,174
                                               ------------
                                                  9,202,707
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
      6,500   Kinder Morgan, Inc. ...........       355,225
     31,800   Williams Companies, Inc. ......       251,220
                                               ------------
                                                    606,445
                                               ------------
              OIL, COAL AND GAS -- 6.8%
      6,350   Amerada Hess Corp. ............       312,293
     19,750   Anadarko Petroleum Corp. ......       878,283
      7,800   Apache Corp. ..................       507,468
     98,100   Burlington Resources, Inc. ....     5,304,267
     48,150   ChevronTexaco Corp. ...........     3,476,430
    183,514   ConocoPhillips.................    10,056,566
     94,600   Devon Energy Corp. ............     5,051,640
      2,150   EOG Resources, Inc. ...........        89,956
    704,000   Exxon Mobil Corp. .............    25,280,639
     22,600   Halliburton Company............       519,800
      4,500   Kerr-McGee Corp. ..............       201,600
     34,200   Marathon Oil Corp. ............       901,170
      7,200   Nabors Industries, Ltd.(c).....       284,760
      2,900   Noble Corp.(c).................        99,470
     42,700   Occidental Petroleum Corp. ....     1,432,585
      5,100   Rowan Companies, Inc.(c).......       114,240
      3,600   Sunoco, Inc. ..................       135,864
    264,550   Transocean, Inc.(c)............     5,812,164
     16,000   Unocal Corp. ..................       459,040
                                               ------------
                                                 60,918,235
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PAPER AND FOREST PRODUCTS -- 0.7%
      2,800   Boise Cascade Corp. ...........  $     66,920
    174,750   International Paper Company....     6,243,818
                                               ------------
                                                  6,310,738
                                               ------------
              PHARMACEUTICALS -- 8.4%
    327,250   Abbott Laboratories............    14,320,459
     36,200   Bristol-Myers Squibb Company...       982,830
     21,200   Cardinal Health, Inc. .........     1,363,160
    185,100   Eli Lilly and Company..........    12,766,347
     28,800   Forest Laboratories, Inc.(c)...     1,576,800
     18,700   King Pharmaceuticals,
                Inc.(c)......................       276,012
    129,150   Merck & Company, Inc. .........     7,820,033
    933,843   Pfizer, Inc. ..................    31,890,737
     69,550   Schering-Plough Corp. .........     1,293,630
      5,900   Watson Pharmaceuticals,
                Inc.(c)......................       238,183
     63,050   Wyeth..........................     2,871,928
                                               ------------
                                                 75,400,119
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
      4,300   Knight-Ridder, Inc. ...........       296,399
      7,000   New York Times Company -- Class
                A............................       318,500
      5,900   R.R. Donnelley & Sons Company..       154,226
                                               ------------
                                                    769,125
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.1%
     18,500   Equity Office Properties
                Trust........................       499,685
     13,300   Equity Residential.............       345,135
      8,700   Simon Property Group, Inc. ....       339,561
                                               ------------
                                                  1,184,381
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 0.8%
     70,400   SPDR Trust Series 1............     6,866,816
                                               ------------
              RESEARCH AND DEVELOPMENT -- 1.1%
    127,594   Amgen, Inc.(c).................     8,546,246
      7,350   Biogen, Inc.(c)................       279,300
     15,100   Chiron Corp.(c)................       660,172
     13,150   MedImmune, Inc.(c).............       478,266
      5,300   Quintiles Transnational
                Corp.(c).....................        75,207
                                               ------------
                                                 10,039,191
                                               ------------
              RETAIL -- 4.1%
     14,300   Bed Bath & Beyond, Inc.(c).....       554,983
      6,050   Best Buy Company, Inc.(c)......       265,716
      6,400   Big Lots, Inc.(c)..............        96,256

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     21,350   Costco Wholesale Corp.(c)......  $    781,410
     21,850   CVS Corp. .....................       612,456
      6,800   Dillard's, Inc. -- Class A.....        91,596
     26,800   Dollar General Corp(a).........       489,368
      9,650   Family Dollar Stores, Inc. ....       368,148
     22,250   Federated Department Stores,
                Inc. ........................       819,913
    111,050   Home Depot, Inc. ..............     3,677,976
     17,450   J.C. Penney Company, Inc. .....       294,033
     36,950   Lowe's Companies, Inc. ........     1,587,003
      6,450   May Department Stores Company..       143,577
     14,400   Office Depot, Inc.(c)..........       208,944
      8,500   RadioShack Corp. ..............       223,635
    210,300   Staples, Inc.(c)...............     3,859,004
     25,000   TJX Companies, Inc. ...........       471,000
    362,499   Wal-Mart Stores, Inc. .........    19,455,320
     78,750   Walgreen Company...............     2,370,375
                                               ------------
                                                 36,370,713
                                               ------------
              RETAIL: RESTAURANTS -- 0.3%
      8,400   Darden Restaurants, Inc. ......       159,432
     64,150   McDonald's Corp. ..............     1,415,149
     18,300   Starbucks Corp.(c).............       448,716
      5,800   Wendy's International, Inc. ...       168,026
     14,650   YUM! Brands, Inc.(c)...........       433,054
                                               ------------
                                                  2,624,377
                                               ------------
              RETAIL: SUPERMARKETS -- 0.1%
     17,750   Albertson's, Inc.(a)...........       340,800
     34,550   Kroger Company(a)(c)...........       576,294
      2,700   SUPERVALU, Inc. ...............        57,564
      7,900   Winn-Dixie Stores, Inc.(a).....        97,249
                                               ------------
                                                  1,071,907
                                               ------------
              RUBBER PRODUCTS -- 0.0%
      4,750   Cooper Tire & Rubber Company...        83,553
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.1%
     11,150   Applera Corp.-Applied
                Biosystems Group.............       212,185
      6,600   Pall Corp. ....................       148,500
      8,800   Thermo Electron Corp.(c).......       184,976
     15,550   Waters Corp.(c)................       452,971
                                               ------------
                                                    998,632
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS -- 2.1%
     16,800   Altera Corp.(a)(c).............  $    275,520
     19,450   Analog Devices, Inc.(c)........       677,249
     74,850   Applied Materials, Inc.(c).....     1,187,121
    706,975   Intel Corp. ...................    14,693,768
     16,150   Linear Technology Corp. .......       520,192
     10,300   LSI Logic Corp.(c).............        72,924
     15,900   Maxim Integrated Products,
                Inc. ........................       543,621
      7,100   Novellus Systems, Inc.(c)......       260,009
      4,500   QLogic Corp.(c)................       217,485
     17,900   Xilinx, Inc.(c)................       453,049
                                               ------------
                                                 18,900,938
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.6%
     14,000   ALLTEL Corp. ..................       675,080
      5,000   Andrew Corp.(c)................        46,000
     30,330   AT&T Corp. ....................       583,853
    123,700   AT&T Wireless Services,
                Inc.(c)......................     1,015,577
     36,100   Avaya, Inc.(c).................       233,206
    112,250   BellSouth Corp. ...............     2,989,217
      7,350   CenturyTel, Inc. ..............       256,148
     33,800   CIENA Corp.(c).................       175,422
     14,700   Citizens Communications
                Company(a)(c)................       189,483
     24,050   Comverse Technology,
                Inc.(a)(c)...................       361,472
     53,500   Corning, Inc.(c)...............       395,365
     62,600   JDS Uniphase Corp.(c)..........       219,726
     42,750   Motorola, Inc. ................       403,133
    107,950   Nextel Communications, Inc. --
                Class A(a)(c)................     1,951,736
     36,900   QUALCOMM, Inc. ................     1,319,175
    179,100   SBC Communications, Inc. ......     4,576,004
     10,650   Scientific-Atlanta, Inc.(a)....       253,896
     62,000   Sprint Corp.(FON Group)........       892,800
     12,000   Symbol Technologies, Inc. .....       156,120
     20,950   Tellabs, Inc.(c)...............       137,642
    172,600   Verizon Communications,
                Inc. ........................     6,809,069
                                               ------------
                                                 23,640,124
                                               ------------
              TOOLS -- 0.0%
      6,300   Black & Decker Corp. ..........       273,735
      1,800   Snap-on, Inc. .................        52,254
      3,650   Stanley Works..................       100,740
                                               ------------
                                                    426,729
                                               ------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TOYS -- 0.1%
     11,300   Hasbro, Inc. ..................  $    197,637
     52,550   Mattel, Inc. ..................       994,246
                                               ------------
                                                  1,191,883
                                               ------------
              TRANSPORTATION -- 0.7%
      3,400   Ryder System, Inc. ............        87,108
     91,850   United Parcel Service, Inc. --
                Class B......................     5,850,845
                                               ------------
                                                  5,937,953
                                               ------------
              TRANSPORTATION: FREIGHT -- 0.1%
     18,400   Burlington Northern Santa Fe
                Corp. .......................       523,296
     19,350   Norfolk Southern Corp. ........       371,520
      4,650   Union Pacific Corp. ...........       269,793
                                               ------------
                                                  1,164,609
                                               ------------
              UTILITIES: ELECTRIC -- 1.9%
     25,650   Aes Corp.(c)...................       162,878
      8,250   Ameren Corp. ..................       363,825
     17,350   American Electric Power
                Company, Inc. ...............       517,551
     20,800   American Power Conversion
                Corp.(c).....................       324,272
     14,900   CenterPoint Energy, Inc.(a)....       121,435
     13,100   Cinergy Corp. .................       481,949
     31,450   Consolidated Edison, Inc. .....     1,361,156
      8,300   Constellation Energy Group,
                Inc. ........................       284,690
     42,100   Dominion Resources, Inc. ......     2,705,766
      8,950   DTE Energy Company.............       345,828
     32,900   Duke Energy Corp. .............       656,355
     15,850   Edison International(c)........       260,416
     10,250   Entergy Corp. .................       540,995
     25,350   Exelon Corp. ..................     1,516,183
     15,750   FirstEnergy Corp. .............       605,588
     14,700   FPL Group, Inc. ...............       982,695
     19,550   PG&E Corp.(c)..................       413,483
     12,100   PPL Corp. .....................       520,300
     11,050   Progress Energy, Inc.(a).......       485,095
     10,400   Public Service Enterprise
                Group, Inc. .................       439,400
    120,900   Southern Company...............     3,767,243
     14,600   TXU Corp. .....................       327,770
     17,200   Xcel Energy, Inc. .............       258,688
                                               ------------
                                                 17,443,561
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS -- 0.1%
      7,100   KeySpan Corp. .................  $    251,695
      3,650   NICOR, Inc. ...................       135,452
     10,100   NiSource, Inc. ................       191,900
      1,700   Peoples Energy Corp. ..........        72,913
      9,600   Sempra Energy..................       273,888
                                               ------------
                                                    925,848
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $848,222,012)..........   879,883,192
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 1.1%
  5,713,266   BlackRock Tempcash Fund(b).....     5,713,266
  2,448,543   Dreyfus Cash Management Plus
                Fund(b)......................     2,448,543
    826,964   Merrill Lynch Premier
                Institutional Fund(b)........       826,964
  1,077,359   Merrimac Cash Fund -- Premium
                Class(b).....................     1,077,359
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $10,066,132)...........    10,066,132
                                               ------------
 PRINCIPAL
 ---------
              SHORT TERM US TREASURY SECURITY -- 0.0%
$   342,000   US Treasury Bill,
                1.12%, 07/10/03 (Cost
                $341,904)....................       341,904
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.9%
    326,472   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/14/03(+)(b)........       326,472
    816,181   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b)........       816,181
  1,305,890   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b)........     1,305,890
    522,356   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b)........       522,356
    163,236   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b)........       163,236
    652,945   Morgan Stanley, Floating Rate,
                1.43%, 09/26/03(+)(b)........       652,945
  4,080,905   Morgan Stanley, Floating Rate,
                1.43%, 12/16/03(+)(b)........     4,080,905
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $7,867,985)............     7,867,985
                                               ------------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              TIME DEPOSITS -- 0.6%
$   816,181   American Express Centurion
                Bank,
                1.26%, 07/07/03(b)...........  $    816,181
    652,945   Bank of Montreal,
                1.08%, 07/02/03(b)...........       652,945
    134,743   Bank of Montreal,
                1.15%, 07/09/03(b)...........       134,743
  1,632,362   Bank of Novia Scotia,
                1.03%, 07/08/03(b)...........     1,632,362
    979,417   Credit Agricole Indosuez,
                0.94%, 07/01/03(b)...........       979,417
    522,356   Credit Agricole Indosuez,
                1.05%, 08/26/03(b)...........       522,356
    326,472   Den Danske Bank,
                1.04%, 07/24/03(b)...........       326,472
    326,472   Royal Bank of Scotland,
                1.05%, 07/28/03(b)...........       326,472
                                               ------------
              TOTAL TIME DEPOSITS
                (Cost $5,390,948)............     5,390,948
                                               ------------
              COMMERCIAL PAPER -- 0.0%
    326,472   Morgan Stanley, Floating Rate,
                1.46%, 01/29/04(+)(b) (Cost
                $326,472)....................       326,472
                                               ------------
              TOTAL SECURITIES (Cost
                $872,215,453)................   903,876,633
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 2.6%
$22,671,806   With Investors Bank and Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase proceeds
                at maturity $22,672,278
                (Collateralized by Fannie
                Mae, 2.84%, due 03/25/22,
                with a value of $806,339 and
                Freddie Mac, 5.00%, due
                04/15/30, with a value of
                $22,999,057).................  $ 22,671,806
    326,472   With Morgan Stanley, dated
                06/30/03, 1.48%, due 07/01/03
                repurchase proceeds at
                maturity $326,485
                (Collateralized by Vodafone
                Group PLC, 7.75%, due
                02/15/10, with a value of
                $8,111, Verizon Global
                Funding Corp., 6.875%, due
                06/15/12, with a value of
                $944, Prudential Funding LLC,
                6.60%, due 05/15/08, with a
                value of $556,779, Jersey
                Central Power & Lighting
                Company, 4.80%, due 06/15/18,
                with a value of $31,312,
                Corporation Andina de
                Fomento, 7.375%, due
                01/18/11, with a value of
                $780,006, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $1,623,360 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $293,166)(b).................       326,472
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $22,998,278)...........    22,998,278
                                               ------------
              Total Investments -- 103.2%
                (Cost $895,213,731)..........   926,874,911
              Liabilities less other
                assets -- (3.2)%.............   (28,988,853)
                                               ------------
              NET ASSETS -- 100.0%...........  $897,886,058
                                               ============

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $895,213,731.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 58,240,946
    Gross unrealized depreciation..........   (26,579,766)
                                             ------------
    Net unrealized appreciation............  $ 31,661,180
                                             ============

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 96.4%
              AEROSPACE AND DEFENSE -- 1.4%
     54,800   Boeing Company...............  $    1,880,736
    151,500   Lockheed Martin Corp. .......       7,206,855
    180,000   United Technologies Corp. ...      12,749,400
                                             --------------
                                                 21,836,991
                                             --------------
              AIRLINES -- 0.4%
    350,600   Southwest Airlines Company...       6,030,320
                                             --------------
              APPAREL: MANUFACTURING -- 0.3%
     98,500   Nike, Inc. -- Class B........       5,268,765
                                             --------------
              AUTOMOBILE -- 0.8%
    326,714   Bayerische Motoren Werke
                AG.........................      12,582,279
                                             --------------
              BANKS -- 0.3%
    103,700   Washington Mutual, Inc. .....       4,282,810
                                             --------------
              BROADCAST SERVICES/MEDIA -- 3.1%
    136,060   Clear Channel Communications,
                Inc.(c)....................       5,767,583
    135,500   Fox Entertainment Group,
                Inc. -- Class A(c).........       3,899,690
     70,900   Tribune Company..............       3,424,470
    605,974   Viacom, Inc. -- Class B(c)...      26,456,825
    403,943   Walt Disney Company..........       7,977,874
                                             --------------
                                                 47,526,442
                                             --------------
              BUSINESS SERVICES -- 0.6%
     90,600   First Data Corp. ............       3,754,464
    186,300   Paychex, Inc. ...............       5,460,453
                                             --------------
                                                  9,214,917
                                             --------------
              COMMERCIAL SERVICES -- 0.3%
    279,500   Accenture, Ltd. -- Class
                A(c).......................       5,056,155
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 7.9%
    120,500   Automatic Data Processing,
                Inc.(a)....................       4,080,130
    291,908   Electronic Arts, Inc.(c).....      21,598,273
  2,667,270   Microsoft Corp. .............      68,308,785
  1,248,200   Oracle Corp.(c)..............      15,003,364
     67,000   SAP AG (ADR).................       1,957,740
    203,100   Siebel Systems, Inc.(c)......       1,937,574
    336,500   VERITAS Software Corp.(c)....       9,647,455
                                             --------------
                                                122,533,321
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 4.1%
  1,317,508   Dell Computer Corp.(c).......      42,107,556
    759,000   EMC Corp.(c).................       7,946,730

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
    124,100   International Business
                Machines Corp. ............  $   10,238,250
    212,600   Network Appliance, Inc.(c)...       3,446,246
                                             --------------
                                                 63,738,782
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.3%
     52,552   Lennar Corp. -- Class A(a)...       3,757,468
      4,153   Lennar Corp. -- Class B......         285,311
                                             --------------
                                                  4,042,779
                                             --------------
              CONSUMER GOODS AND SERVICES -- 10.1%
     71,600   Clorox Company...............       3,053,740
    402,300   Colgate-Palmolive
                Company(a).................      23,313,285
     76,300   Estee Lauder Companies,
                Inc. -- Class A............       2,558,339
    206,975   FedEx Corp. .................      12,838,659
  2,737,601   General Electric Company.....      78,514,397
    102,500   Gillette Company.............       3,265,650
     68,900   Kimberly-Clark Corp. ........       3,592,446
    335,200   Procter & Gamble Company.....      29,893,136
                                             --------------
                                                157,029,652
                                             --------------
              ELECTRONICS -- 0.2%
    296,600   General Motors Corp. -- Class
                H(c).......................       3,799,446
                                             --------------
              FINANCIAL SERVICES -- 8.4%
    134,400   American Express Company.....       5,619,264
    666,167   Citigroup, Inc. .............      28,511,948
    591,522   Fannie Mae(a)................      39,892,243
    213,500   Franklin Resources, Inc. ....       8,341,445
     80,413   Goldman Sachs Group, Inc. ...       6,734,589
    150,600   Lehman Brothers Holdings,
                Inc. ......................      10,011,888
     72,500   Merrill Lynch & Company,
                Inc. ......................       3,384,300
    106,700   Prudential Financial,
                Inc. ......................       3,590,455
    610,605   SLM Corp. ...................      23,917,398
                                             --------------
                                                130,003,530
                                             --------------
              FOOD AND BEVERAGE -- 5.3%
    542,549   Anheuser-Busch Companies,
                Inc. ......................      27,697,126
    353,000   Coca-Cola Company............      16,382,730
    176,500   Coca-Cola Enterprises,
                Inc. ......................       3,203,475
    640,386   PepsiCo, Inc. ...............      28,497,177
    204,100   Sysco Corp. .................       6,131,164
                                             --------------
                                                 81,911,672
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 1.3%
     81,000   AFLAC, Inc. .................  $    2,490,750
    139,200   American International Group,
                Inc. ......................       7,681,056
     87,500   Hartford Financial Services
                Group, Inc. ...............       4,406,500
     98,000   Marsh & McLennan Companies,
                Inc. ......................       5,004,860
      8,350   SAFECO Corp. ................         294,588
                                             --------------
                                                 19,877,754
                                             --------------
              INTERNET SERVICES -- 4.6%
     83,300   Amazon.com, Inc.(a)(c).......       3,039,617
  2,738,589   Cisco Systems, Inc.(c).......      45,433,191
    183,255   eBay, Inc.(c)................      19,091,506
     98,600   InterActive Corp.(a)(c)......       3,901,602
                                             --------------
                                                 71,465,916
                                             --------------
              LEISURE AND RECREATION -- 0.4%
    142,558   Four Seasons Hotels,
                Inc.(a)....................       6,167,059
                                             --------------
              MANUFACTURING -- 0.8%
     84,200   3M Company...................      10,860,116
     31,500   Danaher Corp.(a).............       2,143,575
                                             --------------
                                                 13,003,691
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.8%
     70,900   Anthem, Inc.(c)..............       5,469,935
     97,200   Caremark Rx, Inc.(c).........       2,496,096
    202,597   Quest Diagnostics,
                Inc.(a)(c).................      12,925,689
    602,685   UnitedHealth Group, Inc. ....      30,284,921
     95,000   WellPoint Health Networks,
                Inc.(c)....................       8,008,500
                                             --------------
                                                 59,185,141
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.3%
     76,650   Boston Scientific
                Corp.(a)(c)................       4,683,315
     44,600   Genzyme Corp.(a)(c)..........       1,864,280
     48,900   Guidant Corp. ...............       2,170,671
    721,855   Johnson & Johnson............      37,319,904
    433,954   Medtronic, Inc. .............      20,816,773
     44,950   St. Jude Medical, Inc.(c)....       2,584,625
     71,000   Stryker Corp.(a).............       4,925,270
    171,614   Zimmer Holdings, Inc.(c).....       7,731,211
                                             --------------
                                                 82,096,049
                                             --------------
              METALS AND MINING -- 0.1%
     40,900   Nucor Corp. .................       1,997,965
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MOTOR VEHICLES -- 0.2%
     93,500   Harley-Davidson, Inc. .......  $    3,726,910
                                             --------------
              OIL, COAL AND GAS -- 1.8%
    310,500   Baker Hughes, Inc. ..........      10,423,485
    152,600   BJ Services Company(c).......       5,701,136
     84,300   BP PLC (ADR).................       3,542,286
    101,500   EOG Resources, Inc. .........       4,246,760
    101,500   Noble Corp.(c)...............       3,481,450
                                             --------------
                                                 27,395,117
                                             --------------
              PHARMACEUTICALS -- 13.2%
    234,500   Abbott Laboratories..........      10,261,720
     52,000   AmerisourceBergen Corp.(a)...       3,606,200
     76,700   Bristol-Myers Squibb
                Company....................       2,082,405
    246,500   Cardinal Health, Inc. .......      15,849,950
    155,154   Eli Lilly and Company........      10,700,971
    323,000   Merck & Company, Inc. .......      19,557,650
     84,750   Mylan Laboratories, Inc. ....       2,946,758
  2,548,777   Pfizer, Inc. ................      87,040,734
    344,200   Teva Pharmaceutical
                Industries, Ltd.
                (ADR)(a)...................      19,595,306
     62,100   Watson Pharmaceuticals,
                Inc.(a)(c).................       2,506,977
    687,400   Wyeth........................      31,311,070
                                             --------------
                                                205,459,741
                                             --------------
              RESEARCH AND DEVELOPMENT -- 5.6%
    713,875   Amgen, Inc.(c)...............      47,815,347
     53,100   Biogen, Inc.(c)..............       2,017,800
    442,399   Genentech, Inc.(c)...........      31,905,816
     74,200   Gilead Sciences, Inc.(c).....       4,124,036
     28,674   IDEC Pharmaceuticals
                Corp.(a)(c)................         974,916
                                             --------------
                                                 86,837,915
                                             --------------
              RETAIL -- 8.2%
    109,600   Best Buy Company, Inc.(c)....       4,813,632
    107,000   Costco Wholesale Corp.(c)....       3,916,200
    437,700   Home Depot, Inc. ............      14,496,624
     61,000   Kohl's Corp.(c)..............       3,134,180
    413,416   Lowe's Companies, Inc. ......      17,756,217
     78,600   Target Corp.(a)..............       2,974,224
    486,853   Tiffany & Company............      15,910,356

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
    945,478   Wal-Mart Stores, Inc.(a).....  $   50,743,805
    489,000   Walgreen Company.............      14,718,900
                                             --------------
                                                128,464,138
                                             --------------
              RETAIL: RESTAURANTS -- 0.5%
    329,500   Starbucks Corp.(c)...........       8,079,340
                                             --------------
              SEMICONDUCTORS -- 4.8%
    138,800   Analog Devices, Inc.(c)......       4,833,016
    208,200   Applied Materials, Inc.(c)...       3,302,052
  2,510,842   Intel Corp. .................      52,185,340
     43,100   KLA-Tencor Corp.(a)(c).......       2,003,719
    202,500   Maxim Integrated Products,
                Inc. ......................       6,923,475
     76,700   QLogic Corp.(a)(c)...........       3,706,911
     78,900   Xilinx, Inc.(c)..............       1,996,959
                                             --------------
                                                 74,951,472
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.6%
    121,300   Nextel Communications,
                Inc. -- Class A(a)(c)......       2,193,104
    585,839   Nokia Oyj (ADR)..............       9,625,335
    151,500   QUALCOMM, Inc. ..............       5,416,125
    423,500   Vodafone Group PLC (ADR)(a)..       8,321,775
                                             --------------
                                                 25,556,339
                                             --------------
              TOYS -- 0.2%
    190,000   Mattel, Inc. ................       3,594,800
                                             --------------
              TRANSPORTATION -- 0.5%
    128,500   United Parcel Service,
                Inc. -- Class B............       8,185,450
                                             --------------
              TOTAL COMMON STOCKS
              (Cost $1,513,449,025)........   1,500,902,658
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 2.0%
 17,881,410   BlackRock Tempcash Fund(b)...      17,881,410
  7,663,461   Dreyfus Cash Management Plus
                Fund(b)....................       7,663,461
  2,588,236   Merrill Lynch Premier
                Institutional Fund(b)......       2,588,236
  3,371,923   Merrimac Cash Fund --
                Premium Class(b)...........       3,371,923
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
              (Cost $31,505,030)...........      31,505,030
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES -- 1.6%
$ 1,021,795   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(b)......  $    1,021,795
  2,554,487   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b)......       2,554,487
  4,087,179   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b)......       4,087,179
  1,634,872   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b)......       1,634,872
    510,897   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b)......         510,897
  2,043,590   Morgan Stanley, Floating
                Rate,
                1.43%, 09/26/03(+)(b)......       2,043,590
 12,772,436   Morgan Stanley, Floating
                Rate,
                1.43%, 12/16/03(+)(b)......      12,772,436
                                             --------------
              TOTAL SHORT TERM CORPORATE NOTES
              (Cost $24,625,256)...........      24,625,256
                                             --------------
              TIME DEPOSITS -- 1.1%
  2,554,487   American Express Centurion
                Bank,
                1.26%, 07/07/03(b).........       2,554,487
  2,043,590   Bank of Montreal,
                1.08%, 07/02/03(b).........       2,043,590
    421,720   Bank of Montreal,
                1.15%, 07/09/03(b).........         421,720
  5,108,974   Bank of Novia Scotia,
                1.03%, 08/17/03(b).........       5,108,974
  3,065,384   Credit Agricole Indosuez,
                0.94%, 07/01/03(b).........       3,065,384
  1,634,872   Credit Agricole Indosuez,
                1.05%, 08/26/03(b).........       1,634,872
  1,021,795   Den Danske Bank,
                1.04%, 07/24/03(b).........       1,021,795
  1,021,795   Royal Bank of Scotland,
                1.05%, 07/28/03(b).........       1,021,795
                                             --------------
              TOTAL TIME DEPOSITS
              (Cost $16,872,617)...........      16,872,617
                                             --------------
              COMMERCIAL PAPER -- 0.1%
  1,021,795   Morgan Stanley, Floating
                Rate, 1.46%, 01/29/04(+)(b)
                (Cost $1,021,795)..........       1,021,795
                                             --------------
              TOTAL SECURITIES
              (Cost $1,587,473,723)........   1,574,927,356
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS -- 3.5%
$10,263,518   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase
                proceeds at maturity
                $10,263,731 (Collat-
                eralized by Government Na-
                tional Mortgage
                Association, 1.58%, due
                03/16/32, with a value of
                $10,776,693)...............  $   10,263,518
 15,337,546   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase
                proceeds at maturity
                $15,337,866 (Collat-
                eralized by Fannie Mae,
                5.358%, due 01/01/32, with
                a value of $16,104,424)....      15,337,546
 28,544,672   With Investors Bank & Trust,
                dated 06/30/03, 0.75%, due
                07/01/03, repurchase
                proceeds at maturity
                $28,545,266 (Collat-
                eralized by Freddie Mac,
                2.76%, due 12/15/08, with a
                value of $6,388,418 and
                Fannie Mae, 4.128%, due
                02/01/33, with a value
                $23,583,487)...............      28,544,672
  1,021,795   With Morgan Stanley, dated
                06/30/03, 1.48%, due
                07/01/03, repurchase
                proceeds at maturity
                $1,021,837 (Collateralized
                by Vodafone Group PLC,
                7.75%, due 02/15/10, with a
                value of $2,531, Verizon
                Global Funding Corp.,
                6.875%, due 06/15/12, with
                a value of $294, Prudential
                Funding LLC, 6.60%, due
                05/15/08, with a value of
                $173,717, Jersey Central
                Power & Lighting Company,
                4.80%, due 06/15/18, with a
                value of $9,769,
                Corporation Andina de
                Fomento, 7.375%, due
                01/18/11, with a value of
                $243,365, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $506,495 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $91,469)(b)................       1,021,795
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
              (Cost $55,167,531)...........      55,167,531
                                             --------------
              Total Investments -- 104.7%
              (Cost $1,642,641,254)........   1,630,094,887
              Liabilities less other
                assets -- (4.7)%...........     (72,738,700)
                                             --------------
              NET ASSETS -- 100.0%.........  $1,557,356,187
                                             ==============



The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $1,642,641,254.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $ 104,520,942
    Gross unrealized depreciation........   (117,067,309)
                                           -------------
    Net unrealized depreciation..........  $ (12,546,367)
                                           =============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 95.5%
             APPAREL: MANUFACTURING -- 1.6%
   146,700   The Warnaco Group, Inc.(c)......  $  1,973,115
                                               ------------
             AUTOMOTIVE EQUIPMENT -- 3.8%
    36,500   Advanced Auto Parts, Inc.(c)....     2,222,850
    72,100   Genuine Parts Company...........     2,307,921
                                               ------------
                                                  4,530,771
                                               ------------
             BANKS -- 6.4%
    70,056   Charter One Financial, Inc. ....     2,184,346
    21,700   M&T Bank Corp.(a)...............     1,827,574
    65,100   North Fork Bancorp, Inc. .......     2,217,306
    34,700   State Street Corp.(a)...........     1,367,180
                                               ------------
                                                  7,596,406
                                               ------------
             BROADCAST SERVICES/MEDIA -- 1.9%
    62,040   Cablevision Systems New York
               Group -- Class A(a)(c)........     1,287,950
    30,200   Cox Communications, Inc. --
               Class A(c)....................       963,380
                                               ------------
                                                  2,251,330
                                               ------------
             BUSINESS SERVICES AND SUPPLIES -- 3.8%
     5,300   Certegy, Inc.(c)................       147,075
    55,300   Manpower, Inc. .................     2,051,077
   160,600   Moore Wallace, Inc.(c)..........     2,357,608
                                               ------------
                                                  4,555,760
                                               ------------
             CHEMICALS -- 1.9%
    28,200   Air Products and Chemicals,
               Inc. .........................     1,173,120
    21,300   PPG Industries, Inc. ...........     1,080,762
                                               ------------
                                                  2,253,882
                                               ------------
             COMMERCIAL SERVICES -- 7.5%
   139,400   Accenture, Ltd. -- Class A(c)...     2,521,746
   121,200   ARAMARK Corp. -- Class B(c).....     2,717,304
   115,700   Cendant Corp.(c)................     2,119,624
    74,500   Viad Corp. .....................     1,668,055
                                               ------------
                                                  9,026,729
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.3%
    79,400   SkillSoft PLC (ADR)(c)..........       400,970
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.5%
   200,300   IKON Office Solutions, Inc. ....     1,782,670
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.7%
    27,100   American Standard Companies,
               Inc.(c).......................     2,003,503
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             CONSUMER GOODS AND SERVICES -- 6.7%
    41,500   Avon Products, Inc. ............  $  2,581,300
    61,300   Clorox Company..................     2,614,445
    52,800   Fortune Brands, Inc. ...........     2,756,160
                                               ------------
                                                  7,951,905
                                               ------------
             DISTRIBUTION -- 1.7%
    44,000   W.W. Grainger, Inc. ............     2,057,440
                                               ------------
             FOOD AND BEVERAGE -- 1.5%
    76,000   Hormel Foods Corp. .............     1,801,200
                                               ------------
             INSURANCE -- 9.8%
    19,900   Chubb Corp.(a)..................     1,194,000
    68,700   Everest Re Group, Ltd.(a).......     5,255,551
    32,900   MBIA, Inc. .....................     1,603,875
   120,200   Willis Group Holdings, Ltd. ....     3,696,150
                                               ------------
                                                 11,749,576
                                               ------------
             LEISURE AND RECREATION -- 1.5%
    51,900   MGM MIRAGE(c)...................     1,773,942
                                               ------------
             MANUFACTURING -- 1.1%
    19,400   ITT Industries, Inc. ...........     1,269,924
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 4.0%
    62,600   Omnicare, Inc. .................     2,115,254
    62,100   Oxford Health Plans, Inc.(c)....     2,610,063
                                               ------------
                                                  4,725,317
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 4.1%
    60,500   Amersham PLC (ADR)(a)...........     2,323,200
    17,400   Becton, Dickinson and Company...       675,990
    26,500   C. R. Bard, Inc. ...............     1,889,715
                                               ------------
                                                  4,888,905
                                               ------------
             METALS AND MINING -- 2.7%
   197,100   United States Steel Corp. ......     3,226,527
                                               ------------
             OIL AND GAS: PIPELINES -- 1.0%
    31,842   Kinder Morgan Management,
               LLC(c)........................     1,192,801
                                               ------------
             OIL, COAL AND GAS -- 5.4%
    42,500   EnCana Corp. ...................     1,630,725
    27,900   EOG Resources, Inc. ............     1,167,336
   105,100   Halliburton Company.............     2,417,300
    28,900   Weatherford International,
               Ltd.(c).......................     1,210,910
                                               ------------
                                                  6,426,271
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             PAPER AND FOREST PRODUCTS -- 1.0%
    47,200   MeadWestvaco Corp. .............  $  1,165,840
                                               ------------
             PRINTING AND PUBLISHING -- 1.7%
    77,000   John Wiley & Sons, Inc. -- Class
               A.............................     2,017,400
                                               ------------
             REAL ESTATE INVESTMENT TRUST -- 3.5%
   115,500   Istar Financial, Inc. ..........     4,215,750
                                               ------------
             RETAIL -- 3.0%
    60,200   Dollar Tree Stores,
               Inc.(a)(c)....................     1,910,146
    99,500   J.C. Penney Company, Inc.(a)....     1,676,575
                                               ------------
                                                  3,586,721
                                               ------------
             RETAIL: RESTAURANTS -- 3.8%
    93,600   Darden Restaurants, Inc. .......     1,776,528
    92,800   YUM! Brands, Inc.(c)............     2,743,168
                                               ------------
                                                  4,519,696
                                               ------------
             SEMICONDUCTORS -- 1.5%
   776,100   Agere Systems, Inc. -- Class
               B(c)..........................     1,785,030
                                               ------------
             TOOLS -- 1.5%
    64,400   Stanley Works...................     1,777,440
                                               ------------
             TRANSPORTATION: FREIGHT -- 3.6%
   148,300   CP Ships, Ltd.(a)...............     2,481,059
    31,300   Union Pacific Corp. ............     1,816,026
                                               ------------
                                                  4,297,085
                                               ------------
             UTILITIES: ELECTRIC -- 6.0%
   156,600   PG&E Corp.(c)...................     3,312,090
    62,200   PPL Corp. ......................     2,674,600
   185,300   Reliant Resources, Inc.(c)......     1,135,889
                                               ------------
                                                  7,122,579
                                               ------------
             TOTAL COMMON STOCKS
             (Cost $104,248,196).............   113,926,485
                                               ------------
             REGULATED INVESTMENT COMPANIES -- 3.0%
 2,029,063   BlackRock Tempcash Fund(b)......     2,029,063
   869,599   Dreyfus Cash Management Plus
               Fund(b).......................       869,599
   293,696   Merrill Lynch Premier
               Institutional Fund(b).........       293,696
   382,623   Merrimac Cash Fund -- Premium
               Class(b)......................       382,623
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
             (Cost $3,574,981)...............     3,574,981
                                               ------------
PRINCIPAL                                         VALUE
---------                                      ------------
               SHORT TERM CORPORATE NOTES -- 2.3%
$  115,947   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.54%, 11/04/03(+)(b).........  $    115,947
   289,866   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.53%, 07/02/03(+)(b).........       289,866
   463,786   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.21%, 08/04/03(+)(b).........       463,786
   185,514   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.13%, 09/17/03(+)(b).........       185,514
    57,973   Merrill Lynch & Company,
               Floating Rate,
               1.62%, 11/26/03(+)(b).........        57,973
   231,893   Morgan Stanley, Floating Rate,
               1.43%, 09/26/03(+)(b).........       231,893
 1,449,331   Morgan Stanley, Floating Rate,
               1.43%, 12/16/03(+)(b).........     1,449,331
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
             (Cost $2,794,310)...............     2,794,310
                                               ------------
             TIME DEPOSITS -- 1.6%
   289,866   American Express Centurion Bank,
               1.26%, 07/07/03(b)............       289,866
   231,893   Bank of Montreal,
               1.08%, 07/02/03(b)............       231,893
    47,854   Bank of Montreal,
               1.15%, 07/09/03(b)............        47,854
   579,732   Bank of Novia Scotia,
               1.03%, 07/08/03(b)............       579,732
   347,839   Credit Agricole Indosuez,
               0.94%, 07/01/03(b)............       347,839
   185,514   Credit Agricole Indosuez,
               1.05%, 08/26/03(b)............       185,514
   115,947   Den Danske Bank,
               1.04%, 07/24/03(b)............       115,947
   115,947   Royal Bank of Scotland,
               1.05%, 07/28/03(b)............       115,947
                                               ------------
             TOTAL TIME DEPOSITS.............     1,914,592
                                               ------------
             (Cost $1,914,592)
             COMMERCIAL PAPER -- 0.1%
   115,946   Morgan Stanley, Floating Rate,
               1.46%, 01/29/04(+)(b) (Cost
               $115,946).....................       115,946
                                               ------------
             TOTAL SECURITIES
               (Cost $112,648,025)...........   122,326,314
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 4.9%
$5,767,641   With Investors Bank & Trust,
               dated 06/30/03, 0.75%, due
               07/01/03, repurchase proceeds
               at maturity $5,767,762
               (Collateralized by Freddie
               Mac, 1.68%, due 07/15/31, with
               a value of $6,056,405)........  $  5,767,641
   115,947   With Morgan Stanley, dated
               06/30/03, 1.48%, due 07/01/03,
               repurchase proceeds at
               maturity $115,952
               (Collateralized by Vodafone
               Group PLC, 7.75%, due
               02/15/10, with a value of
               $285, Verizon Global Funding
               Corp., 6.875%, due 06/15/12,
               with a value of $33,
               Prudential Funding LLC, 6.60%,
               due 05/15/08, with a value of
               $19,536, Jersey Central Power
               & Lighting Company, 4.80%, due
               06/15/18, with a value of
               $1,099, Corporation Andina de
               Fomento, 7.375%, due 01/18/11,
               with a value of $27,369, Abbey
               National Capital Trust,
               8.963%, due 06/30/30, with a
               value of $56,960 and Vodafone
               Group PLC, 7.875%, due
               02/15/30, with a value of
               $10,286)(b)...................       115,947
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,883,588).............     5,883,588
                                               ------------
             Total Investments -- 107.4%
               (Cost $118,531,613)...........   128,209,902
             Liabilities less other
               assets -- (7.4)%..............    (8,871,975)
                                               ------------
             NET ASSETS -- 100.0%............  $119,337,927
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $118,531,613.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $10,128,137
    Gross unrealized depreciation..........     (449,848)
                                             -----------
    Net unrealized appreciation............  $ 9,678,289
                                             ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS -- 97.3%
             ADVERTISING -- 1.3%
    40,000   Lamar Advertising Company(c)....  $  1,408,400
                                               ------------
             AEROSPACE AND DEFENSE -- 1.5%
    31,200   Alliant Techsystems,
               Inc.(a)(c)....................     1,619,592
                                               ------------
             AGRICULTURAL EQUIPMENT -- 0.6%
    40,000   AGCO Corp.(c)...................       683,200
                                               ------------
             APPAREL: MANUFACTURING -- 1.5%
    30,000   Nike, Inc. -- Class B(a)........     1,604,700
                                               ------------
             BANKS -- 2.8%
    65,000   Charter One Financial, Inc. ....     2,026,700
    27,000   TCF Financial Corp. ............     1,075,680
                                               ------------
                                                  3,102,380
                                               ------------
             BROADCAST SERVICES/MEDIA -- 3.9%
    60,000   Cox Radio, Inc. -- Class A(c)...     1,386,600
    15,000   E.W. Scripps Company -- Class
               A.............................     1,330,800
    30,000   Entercom Communications
               Corp.(c)......................     1,470,300
                                               ------------
                                                  4,187,700
                                               ------------
             BUSINESS SERVICES -- 2.8%
   110,000   BISYS Group, Inc.(c)............     2,020,700
    30,000   Fiserv, Inc.(c).................     1,068,300
                                               ------------
                                                  3,089,000
                                               ------------
             CHEMICALS -- 0.9%
    22,500   Air Products and Chemicals,
               Inc. .........................       936,000
                                               ------------
             COMMERCIAL SERVICES -- 2.9%
    64,000   ARAMARK Corp. -- Class B(c).....     1,434,880
    50,000   Choicepoint, Inc.(c)............     1,726,000
                                               ------------
                                                  3,160,880
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 11.0%
    32,500   Affiliated Computer Services,
               Inc. -- Class A(a)(c).........     1,486,225
    90,000   Amdocs, Ltd.(c).................     2,160,000
    67,000   BEA Systems, Inc.(a)(c).........       727,620
    41,000   Computer Sciences Corp.(a)(c)...     1,562,920
    10,900   Electronic Arts, Inc.(c)........       806,491
    30,000   Mercury Interactive
               Corp.(a)(c)...................     1,158,300
    75,000   Perot Systems Corp. -- Class
               A(c)..........................       852,000
    85,000   SunGard Data Systems, Inc.(c)...     2,202,350
    55,000   THQ, Inc.(a)(c).................       990,000
                                               ------------
                                                 11,945,906
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             DISTRIBUTION -- 0.9%
    30,500   Fastenal Company................  $  1,035,170
                                               ------------
             EDUCATION -- 1.1%
    17,000   Career Education Corp.(c).......     1,163,140
                                               ------------
             ELECTRONICS -- 2.5%
    46,000   Jabil Circuit, Inc.(c)..........     1,016,600
    40,000   L-3 Communications Holdings,
               Inc.(c).......................     1,739,600
                                               ------------
                                                  2,756,200
                                               ------------
             FOOD AND BEVERAGE -- 5.9%
    75,000   Coca-Cola Enterprises, Inc. ....     1,361,250
    50,000   Dean Foods Company(c)...........     1,575,000
    23,000   Hershey Foods Corp. ............     1,602,180
    50,000   Performance Food Group
               Company(a)(c).................     1,850,000
                                               ------------
                                                  6,388,430
                                               ------------
             INSURANCE -- 4.1%
    25,000   Aetna, Inc. ....................     1,505,000
    17,000   Hartford Financial Services
               Group, Inc. ..................       856,120
    70,000   Willis Group Holdings, Ltd. ....     2,152,500
                                               ------------
                                                  4,513,620
                                               ------------
             INTERNET SERVICES -- 1.4%
    35,000   Symantec Corp.(c)...............     1,535,100
                                               ------------
             LEISURE AND RECREATION -- 2.7%
   100,000   Hilton Hotels Corp. ............     1,279,000
    57,000   Starwood Hotels & Resorts.......     1,629,630
                                               ------------
                                                  2,908,630
                                               ------------
             MANUFACTURING -- 3.7%
    27,500   Danaher Corp.(a)................     1,871,375
    50,000   SPX Corp.(c)....................     2,203,000
                                               ------------
                                                  4,074,375
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 8.4%
    65,000   AdvancePCS(a)(c)................     2,484,950
    30,000   Anthem, Inc.(c).................     2,314,500
    45,000   Caremark Rx, Inc.(c)............     1,155,600
    28,500   Universal Health Services,
               Inc. -- Class B(c)............     1,129,170
    25,000   WellPoint Health Networks,
               Inc.(c).......................     2,107,500
                                               ------------
                                                  9,191,720
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             MEDICAL EQUIPMENT AND SUPPLIES -- 6.0%
    50,000   Biomet, Inc. ...................  $  1,433,000
    15,000   Boston Scientific Corp.(c)......       916,500
    20,000   St. Jude Medical, Inc.(c).......     1,150,000
    28,000   Stryker Corp.(a)................     1,942,360
    20,000   Varian Medical Systems,
               Inc.(c).......................     1,151,400
                                               ------------
                                                  6,593,260
                                               ------------
             MOTOR VEHICLES -- 0.7%
    20,000   Harley-Davidson, Inc. ..........       797,200
                                               ------------
             OIL, COAL AND GAS -- 9.9%
    25,900   Anadarko Petroleum Corp. .......     1,151,773
    45,000   BJ Services Company(c)..........     1,681,200
    42,500   Nabors Industries, Ltd.(c)......     1,680,875
    35,000   Patterson-UTI Energy, Inc.(c)...     1,134,000
    27,500   Smith International, Inc.(c)....     1,010,350
    52,000   Weatherford International,
               Ltd.(a)(c)....................     2,178,800
    95,000   XTO Energy, Inc. ...............     1,910,450
                                               ------------
                                                 10,747,448
                                               ------------
             PHARMACEUTICALS -- 5.5%
    35,400   AmerisourceBergen Corp.(a)......     2,454,990
    15,000   Barr Laboratories, Inc.(c)......       982,500
    35,500   Biovail Corp.(c)................     1,670,630
    15,000   Teva Pharmaceutical Industries,
               Ltd.(ADR).....................       853,950
                                               ------------
                                                  5,962,070
                                               ------------
             PRINTING AND PUBLISHING -- 1.1%
    39,300   Scholastic Corp.(c).............     1,170,354
                                               ------------
             RESEARCH AND DEVELOPMENT -- 2.2%
    17,500   Gilead Sciences, Inc.(c)........       972,650
    20,000   IDEC Pharmaceuticals
               Corp.(a)(c)...................       680,000
    20,000   MedImmune, Inc.(c)..............       727,400
                                               ------------
                                                  2,380,050
                                               ------------
             RETAIL -- 2.3%
    65,000   Linens 'n Things, Inc.(c).......     1,534,650
    35,000   Williams-Sonoma, Inc.(c)........     1,022,000
                                               ------------
                                                  2,556,650
                                               ------------
             RETAIL: RESTAURANTS -- 1.8%
    32,500   Outback Steakhouse, Inc. .......     1,267,500
    26,500   Starbucks Corp.(c)..............       649,780
                                               ------------
                                                  1,917,280
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS -- 5.3%
    46,400   Cypress Semiconductor
               Corp.(c)......................  $    556,800
    52,500   Emulex Corp.(c).................     1,195,425
    40,000   Marvell Technology Group,
               Ltd.(c).......................     1,374,800
    65,000   Microchip Technology, Inc. .....     1,592,500
    22,000   QLogic Corp.(a)(c)..............     1,063,260
                                               ------------
                                                  5,782,785
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 1.1%
    35,000   UTStarcom, Inc.(a)(c)...........     1,244,950
                                               ------------
             TOYS -- 1.3%
    77,000   Mattel, Inc. ...................     1,456,840
                                               ------------
             TRANSPORTATION -- 0.2%
     7,600   Expeditors International of
               Washington, Inc. .............       263,264
                                               ------------
             TOTAL COMMON STOCKS
               (Cost $99,610,269)............   106,176,294
                                               ------------
             REGULATED INVESTMENT COMPANIES -- 7.6%
 4,703,201   BlackRock Tempcash Fund(b)......     4,703,201
 2,015,658   Dreyfus Cash Management Plus
               Fund(b).......................     2,015,658
   680,763   Merrill Lynch Premier
               Institutional Fund(b).........       680,763
   886,890   Merrimac Cash Fund -- Premium
               Class(b)......................       886,890
                                               ------------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $8,286,512).............     8,286,512
                                               ------------
PRINCIPAL
---------
             SHORT TERM CORPORATE NOTES -- 5.9%
$  268,754   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.54%, 11/04/03(+)(b).........       268,754
   671,886   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.53%, 07/02/03(+)(b).........       671,886
 1,075,017   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.21%, 08/04/03(+)(b).........     1,075,017
   430,007   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.13%, 09/17/03(+)(b).........       430,007
   134,377   Merrill Lynch & Company,
               Floating Rate,
               1.62%, 11/26/03(+)(b).........       134,377

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             SHORT TERM CORPORATE NOTES (CONTINUED)
$  537,509   Morgan Stanley, Floating Rate,
               1.43%, 09/26/03(+)(b).........  $    537,509
 3,359,430   Morgan Stanley, Floating Rate,
               1.43%, 12/16/03(+)(b).........     3,359,430
                                               ------------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $6,476,980).............     6,476,980
                                               ------------
             TIME DEPOSITS -- 4.1%
   671,886   American Express Centurion Bank,
               1.26%, 07/07/03(b)............       671,886
   537,509   Bank of Montreal,
               1.08%, 07/02/03(b)............       537,509
   110,922   Bank of Montreal,
               1.15%, 07/09/03(b)............       110,922
 1,343,772   Bank of Novia Scotia,
               1.03%, 07/08/03(b)............     1,343,772
   806,263   Credit Agricole Indosuez,
               0.94%, 07/01/03(b)............       806,263
   430,007   Credit Agricole Indosuez,
               1.05%, 08/26/03(b)............       430,007
   268,754   Den Danske Bank,
               1.04%, 07/24/03(b)............       268,754
   268,754   Royal Bank of Scotland,
               1.05%, 07/28/03(b)............       268,754
                                               ------------
             TOTAL TIME DEPOSITS (Cost
               $4,437,867)...................     4,437,867
                                               ------------
             COMMERCIAL PAPER -- 0.2%
   268,754   Morgan Stanley, Floating Rate,
               1.46%, 01/29/04(+)(b) (Cost
               $268,754).....................       268,754
                                               ------------
             TOTAL SECURITIES (Cost
               $119,080,382).................   125,646,407
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             REPURCHASE AGREEMENTS -- 3.0%
$3,007,522   With Investors Bank and Trust,
               dated 06/30/03, 0.75%, due
               07/01/03, repurchase proceeds
               at maturity $3,007,584
               (Collateralized by Government
               National Mortgage Association,
               5.75%, due 07/20/23, with a
               value of $3,157,898)..........  $  3,007,522
   268,754   With Morgan Stanley, dated
               06/30/03, 1.48%, due 07/01/03
               repurchase proceeds at
               maturity $268,765
               (Collateralized by Vodafone
               Group PLC, 7.75%, due
               02/15/10, with a value of
               $665, Verizon Global Funding
               Corp., 6.875%, due 06/15/12,
               with a value of $77,
               Prudential Funding LLC, 6.60%,
               due 05/15/08, with a value of
               $45,632, Jersey Central Power
               & Lighting Company, 4.80%, due
               06/15/18, with a value of
               $2,566, Corporation Andina de
               Fomento, 7.375%, due 01/18/11,
               with a value of $63,927, Abbey
               National Capital Trust,
               8.963%, due 06/30/30, with a
               value of $133,045 and Vodafone
               Group PLC, 7.875%, due
               02/15/30, with a value of
               $24,027(b)....................       268,754
                                               ------------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $3,276,276).............     3,276,276
                                               ------------
             Total Investments -- 118.1%
               (Cost $122,356,658)...........   128,922,683
             Liabilities less other
               assets -- (18.1)%.............   (19,749,652)
                                               ------------
             NET ASSETS -- 100.0%............  $109,173,031
                                               ============

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $122,356,658.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 7,788,368
    Gross unrealized depreciation..........   (1,222,343)
                                             -----------
    Net unrealized appreciation............  $ 6,566,025
                                             ===========

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(ADR) American Depository Receipt.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS -- 95.6%
             AGRICULTURE -- 3.8%
   101,775   Delta and Pine Land Company......  $ 2,237,015
                                                -----------
             APPAREL: MANUFACTURING -- 1.8%
    33,350   Kellwood Company.................    1,054,860
                                                -----------
             APPAREL: RETAIL -- 5.3%
   123,725   Footstar, Inc.(a)(c).............    1,608,425
   120,625   Payless ShoeSource, Inc.(c)......    1,507,813
                                                -----------
                                                  3,116,238
                                                -----------
             BANKS -- 5.9%
    71,400   Commercial Federal Corp. ........    1,513,680
    29,900   First Financial Bancorp..........      478,400
    23,475   Provident Financial Services,
               Inc. ..........................      447,199
    38,600   Silicon Valley Bancshares(c).....      919,066
     3,600   UMB Financial Corp. .............      152,640
                                                -----------
                                                  3,510,985
                                                -----------
             BUSINESS SERVICES AND SUPPLIES -- 6.4%
   125,600   CSG Systems International,
               Inc.(c)........................    1,774,728
   155,150   Dendrite International,
               Inc.(c)........................    1,998,332
                                                -----------
                                                  3,773,060
                                                -----------
             CHEMICALS -- 3.3%
    18,825   Cytec Industries, Inc.(c)........      636,285
   139,825   Millennium Chemicals, Inc. ......    1,329,736
                                                -----------
                                                  1,966,021
                                                -----------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.9%
    47,725   Texas Industries, Inc. ..........    1,135,855
                                                -----------
             CONSUMER GOODS AND SERVICES -- 6.8%
   156,325   American Greetings Corp. -- Class
               A(a)(c)........................    3,070,222
    35,925   Blyth, Inc. .....................      977,160
                                                -----------
                                                  4,047,382
                                                -----------
             FINANCIAL SERVICES -- 5.0%
    35,450   Raymond James Financial, Inc. ...    1,171,623
    68,750   Waddell & Reed Financial, Inc. --
               Class A........................    1,764,812
                                                -----------
                                                  2,936,435
                                                -----------
             INSURANCE -- 2.7%
   174,375   Phoenix Companies, Inc.(a).......    1,574,606
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             INTERNET SERVICES -- 4.0%
   212,625   Earthlink, Inc.(c)...............  $ 1,677,611
    27,750   ProQuest Company(a)(c)...........      715,950
                                                -----------
                                                  2,393,561
                                                -----------
             LEISURE AND RECREATION -- 3.8%
    25,825   Gaylord Entertainment
               Company(c).....................      505,395
    65,925   Speedway Motorsports, Inc. ......    1,766,790
                                                -----------
                                                  2,272,185
                                                -----------
             MANUFACTURING -- 13.8%
   150,550   Acuity Brands, Inc. .............    2,735,493
    27,600   Brady Corp. -- Class A...........      920,459
    78,225   Crane Company....................    1,770,231
    31,275   Furniture Brands International,
               Inc.(c)........................      816,278
    52,400   Paxar Corp.(c)...................      576,400
    17,800   SPS Technologies, Inc.(c)........      481,312
    58,350   Tredegar Corp. ..................      874,667
                                                -----------
                                                  8,174,840
                                                -----------
             MEDICAL AND OTHER HEALTH SERVICES -- 2.2%
    61,800   LifePoint Hospitals, Inc.(c).....    1,294,092
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
    48,925   Haemonetics Corp.(c).............      914,898
    30,300   Ocular Sciences, Inc.(a)(c)......      601,455
                                                -----------
                                                  1,516,353
                                                -----------
             OIL, COAL AND GAS -- 1.3%
    31,000   Forest Oil Corp.(c)..............      778,720
                                                -----------
             PAPER AND FOREST PRODUCTS -- 3.9%
    70,437   Rayonier, Inc. ..................    2,324,421
                                                -----------
             PRINTING AND PUBLISHING -- 5.1%
    79,775   Bowne & Company, Inc. ...........    1,039,468
   185,975   Hollinger International, Inc. ...    2,002,951
                                                -----------
                                                  3,042,419
                                                -----------
             REAL ESTATE DEVELOPMENT AND SERVICES -- 0.1%
     2,525   Avatar Holdings, Inc.(c).........       76,255
                                                -----------
             RETAIL -- 1.5%
    22,450   Zale Corp.(c)....................      898,000
                                                -----------
             SECURITY SERVICES -- 3.3%
   134,275   The Brink's Company..............    1,956,387
                                                -----------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             SEMICONDUCTORS -- 4.6%
   206,525   Axcelis Technologies, Inc.(c)....  $ 1,263,933
   113,225   Fairchild Semiconductor
               International, Inc.(c).........    1,448,148
                                                -----------
                                                  2,712,081
                                                -----------
             SPORTING GOODS AND EQUIPMENT -- 2.7%
   122,225   Callaway Golf Company............    1,615,815
                                                -----------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 3.8%
    47,075   Andrew Corp.(c)..................      433,090
    77,625   Belden, Inc. ....................    1,233,461
    58,975   CommScope, Inc.(c)...............      560,263
                                                -----------
                                                  2,226,814
                                                -----------
             TOTAL COMMON STOCKS
               (Cost $52,942,905).............   56,634,400
                                                -----------
             REGULATED INVESTMENT COMPANIES -- 3.7%
 1,234,747   BlackRockTempcash Fund(b)........    1,234,747
   529,177   Dreyfus Cash Management Plus
               Fund(b)........................      529,177
   178,723   Merrill Lynch Premier
               Institutional Fund(b)..........      178,723
   232,838   Merrimac Cash Fund -- Premium
               Class(b).......................      232,838
                                                -----------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $2,175,485)..............    2,175,485
                                                -----------
PRINCIPAL
---------
             SHORT TERM CORPORATE NOTES -- 2.9%
$   70,557   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.54%, 11/14/03(+)(b)..........       70,557
   176,392   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.53%, 07/02/03(+)(b)..........      176,392
   282,228   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.21%, 08/04/03(+)(b)..........      282,228

PRINCIPAL                                          VALUE
---------                                       -----------
               SHORT TERM CORPORATE NOTES (CONTINUED)
$  112,891   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.13%, 09/17/03(+)(b)..........  $   112,891
    35,279   Merrill Lynch & Company, Floating
               Rate,
               1.62%, 11/26/03(+)(b)..........       35,279
   141,114   Morgan Stanley, Floating Rate,
               1.43%, 09/26/03(+)(b)..........      141,114
   881,962   Morgan Stanley, Floating Rate,
               1.43%, 12/16/03(+)(b)..........      881,962
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $1,700,423)..............    1,700,423
                                                -----------
             TIME DEPOSITS -- 2.0%
   176,392   American Express Centurion Bank,
               1.26%, 07/07/03(b).............      176,392
   141,114   Bank of Montreal,
               1.08%, 07/02/03(b).............      141,114
    29,121   Bank of Montreal,
               1.15%, 07/09/03(b).............       29,121
   352,785   Bank of Novia Scotia,
               1.03%, 07/08/03(b).............      352,785
   211,671   Credit Agricole Indosuez,
               0.94%, 07/01/03(b).............      211,671
   112,891   Credit Agricole Indosuez,
               1.05%, 08/26/03(b).............      112,891
    70,557   Den Danske Bank,
               1.04%, 07/24/03(b).............       70,557
    70,557   Royal Bank of Scotland,
               1.05%, 07/28/03(b).............       70,557
                                                -----------
             TOTAL TIME DEPOSITS
               (Cost $1,165,088)..............    1,165,088
                                                -----------
             COMMERCIAL PAPER -- 0.1%
    70,557   Morgan Stanley, Floating Rate,
               1.46%, 01/29/04(+)(b)
               (Cost $70,557).................       70,557
                                                -----------
             TOTAL SECURITIES
               (Cost $58,054,458).............   61,745,953
                                                -----------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENTS -- 4.4%
$2,569,091   With Investors Bank and Trust,
               dated 06/30/03, 0.75%, due
               07/01/03, repurchase proceeds
               at maturity $2,569,145
               (Collateralized by Freddie Mac
               Adjustable Rate Mortgage,
               3.85%, due 02/01/26, with a
               value of $2,697,864)...........  $ 2,569,091
    70,557   With Morgan Stanley, dated
               06/30/03, 1.48%, due 07/01/03
               repurchase proceeds at maturity
               $70,560 (Collateralized by
               Vodafone Group PLC, 7.75%, due
               02/15/10, with a value of $176,
               Verizon Global Funding Corp.,
               6.875%, due 06/15/12, with a
               value of $21, Prudential
               Funding LLC, 6.60%, due
               05/15/08, with a value of
               $12,125, Jersey Central Power &
               Lighting Company, 4.80%, due
               06/15/18, with a value of $682,
               Corporation Andina de Fomento,
               7.375%, due 01/18/11, with a
               value of $16,986, Abbey
               National Capital Trust, 8.963%,
               due 06/30/30, with a value of
               $35,352 and Vodafone Group PLC,
               7.875%, due 02/15/30, with a
               value of $6,384)(b)............       70,557
                                                -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $2,639,648)..............    2,639,648
                                                -----------
             Total Investments -- 108.7%
               (Cost $60,694,106).............   64,385,601
             Liabilities less other
               assets -- (8.7)%...............   (5,161,258)
                                                -----------
             NET ASSETS -- 100.0%.............  $59,224,343
                                                ===========



The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $60,694,106.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 5,053,697
    Gross unrealized depreciation..........   (1,362,202)
                                             -----------
    Net unrealized appreciation............  $ 3,691,495
                                             ===========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS -- 98.1%
              ADVERTISING -- 0.6%
    313,221   aQuantive, Inc.(c)...........  $    3,288,821
    102,100   Catalina Marketing
                Corp.(c)...................       1,802,065
     16,600   R.H. Donnelley Corp.(c)......         605,402
                                             --------------
                                                  5,696,288
                                             --------------
              AEROSPACE AND DEFENSE -- 0.5%
    219,900   AAR Corp.(a).................       1,552,494
     47,100   Curtiss-Wright Corp. -- Class
                B..........................       2,934,330
      9,900   Ducommun, Inc.(c)............         139,590
      4,900   Moog, Inc. -- Class A(c).....         170,275
                                             --------------
                                                  4,796,689
                                             --------------
              AGRICULTURAL EQUIPMENT -- 0.4%
    253,600   AGCO Corp.(c)................       4,331,488
                                             --------------
              AIRLINES -- 0.6%
     99,900   AirTran Holdings, Inc.(c)....       1,045,953
     16,800   Alaska Air Group, Inc.(c)....         360,360
    153,800   Atlantic Coast Airlines
                Holdings, Inc.(c)..........       2,074,762
    109,800   ExpressJet Holdings,
                Inc.(c)....................       1,657,980
     74,300   MesaAir Group, Inc.(c).......         594,400
                                             --------------
                                                  5,733,455
                                             --------------
              APPAREL: MANUFACTURING -- 0.7%
    291,600   Ashworth, Inc.(c)............       2,067,444
     12,200   K-Swiss, Inc. -- Class A.....         421,144
     47,600   Kellwood Company.............       1,505,588
     34,400   Phillips-Van Heusen Corp. ...         468,872
     78,100   Quiksilver, Inc.(c)..........       1,287,869
     34,000   Russell Corp. ...............         646,000
                                             --------------
                                                  6,396,917
                                             --------------
              APPAREL: RETAIL -- 4.4%
    292,910   Aeropostale, Inc.(c).........       6,291,707
     63,300   Brown Shoe Company, Inc. ....       1,886,340
     48,800   Claire's Stores, Inc. .......       1,237,568
     59,800   Footstar, Inc.(a)(c).........         777,400
    423,400   J. Jill Group, Inc.(c).......       7,130,056
     34,600   Jos. A. Bank Clothiers,
                Inc.(c)....................       1,156,678
     12,400   Mothers Work, Inc.(c)........         331,948
    178,000   Ross Stores, Inc. ...........       7,607,719
      7,100   Shoe Carnival, Inc.(c).......         104,796
     24,400   Stage Stores, Inc.(c)........         573,400
    293,000   The Men's Wearhouse,
                Inc.(c)....................       6,402,050

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              APPAREL: RETAIL (CONTINUED)
    371,130   Too, Inc.(a)(c)..............  $    7,515,383
    147,400   Wilsons The Leather Experts,
                Inc.(c)....................       1,062,754
                                             --------------
                                                 42,077,799
                                             --------------
              AUTOMOTIVE EQUIPMENT -- 1.3%
     38,500   Dura Automotive Systems,
                Inc. -- Class A(c).........         364,210
     10,100   Keystone Automotive
                Industries, Inc.(c)........         184,426
    191,100   O'Reilly Automotive,
                Inc.(c)....................       6,380,829
    211,600   Spartan Motors, Inc. ........       1,749,932
     11,400   Standard Motor Products,
                Inc. ......................         126,540
    137,900   TBC Corp.(c).................       2,626,995
     66,100   Tenneco Automotive,
                Inc.(c)....................         237,960
    108,400   Visteon Corp. ...............         744,708
                                             --------------
                                                 12,415,600
                                             --------------
              BANKS -- 7.5%
      3,000   ABC Bancorp..................          42,990
     16,900   AMCORE Financial, Inc. ......         393,432
      1,400   BancFirst Corp. .............          72,604
     19,500   BancorpSouth, Inc. ..........         406,575
    136,300   Bank of Bermuda, Ltd. .......       4,769,137
      2,600   Bank of Granite Corp. .......          44,330
      1,500   Bank of the Ozarks, Inc. ....          58,140
    153,176   Banner Corp. ................       3,138,576
      1,900   Capital Corp. of the
                West(c)....................          48,184
      2,000   Capitol Bancorp, Ltd. .......          54,200
      2,100   CCBT Financial Companies,
                Inc. ......................          50,169
    225,880   Chittenden Corp.(a)..........       6,177,818
      8,600   Citizens Banking Corp. ......         230,222
     12,800   City Holding Company.........         374,656
     12,300   Columbia Banking System,
                Inc. ......................         220,293
    104,700   Commercial Federal Corp. ....       2,219,640
     48,900   Community First Bankshares,
                Inc. ......................       1,334,970
      1,700   Community Trust Bancorp,
                Inc. ......................          44,438
      9,100   Connecticut Bancshares,
                Inc. ......................         357,175
      7,600   Corus Bankshares, Inc. ......         368,068
      2,900   Dime Community Bancshares....          73,805
     62,490   F.N.B. Corp. ................       1,890,947
      4,000   Financial Institutions,
                Inc. ......................          94,000
     39,000   First BanCorp................       1,070,550

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
      6,700   First Commonwealth Financial
                Corp. .....................  $       86,832
     54,200   First Community Bancorp......       1,700,796
      1,900   First Essex Bancorp, Inc. ...          89,566
     14,900   First Midwest Bancorp,
                Inc. ......................         429,269
      3,600   First National Corp. ........          88,776
      2,400   FirstFed America Bancorp,
                Inc. ......................          82,800
     23,700   FirstFed Financial
                Corp.(c)...................         836,373
     40,300   Flagstar Bancorp, Inc. ......         985,335
     16,200   Flushing Financial Corp. ....         359,154
      3,900   Frontier Financial Corp. ....         110,799
      2,600   Home Federal Bancorp.........          63,128
    263,011   Hudson United Bancorp........       8,981,826
      6,400   Independent Bank Corp. ......         164,416
     31,400   IndyMac Bancorp, Inc. .......         798,188
      2,600   Interchange Financial
                Services Corp. ............          51,532
     28,100   Irwin Financial Corp. .......         727,790
      4,300   ITLA Capital Corp.(c)........         173,849
     16,900   Local Financial Corp.(c).....         244,036
      1,500   MASSBANK Corp. ..............          54,255
      2,700   MB Financial, Inc. ..........         108,108
      6,100   Nara Bancorp, Inc. ..........         115,900
    135,600   NetBank, Inc. ...............       1,784,496
     11,000   OceanFirst Financial
                Corp. .....................         276,100
     14,700   Oriental Financial Group,
                Inc. ......................         377,643
     21,500   Pacific Capital Bancorp......         753,575
      2,600   Patriot Bank Corp. ..........          46,774
      2,000   People's Bancorp, Inc. ......          50,540
    325,000   People's Bank................       9,421,750
      1,500   People's Holding Company.....          66,375
      3,600   PFF Bancorp, Inc. ...........         139,140
      2,600   PrivateBancorp, Inc.(a)......          70,902
      2,700   Prosperity Bancshares,
                Inc. ......................          51,975
     36,800   Provident Bankshares
                Corp. .....................         935,088
     30,700   Provident Financial Group,
                Inc. ......................         786,841
      1,900   Provident Financial Holdings,
                Inc. ......................          55,746
     27,500   R & G Financial Corp. --
                Class B....................         816,750
      2,800   S&T Bancorp, Inc. ...........          76,804
      1,900   Second Bancorp, Inc. ........          49,020
      5,400   Simmons First National
                Corp. -- Class A...........         108,054

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BANKS (CONTINUED)
    125,700   Sky Financial Group, Inc. ...  $    2,730,204
      2,785   State Bancorp, Inc. .........          54,502
      3,600   State Financial Services
                Corp. -- Class A...........          79,704
    118,600   Staten Island Bancorp,
                Inc. ......................       2,310,328
      5,600   Sterling Bancorp.............         156,184
      1,500   Suffolk Bancorp..............          48,300
     29,900   Susquehanna Bancshares,
                Inc. ......................         698,165
     14,600   Trustmark Corp. .............         371,862
      2,800   U.S.B. Holding Company,
                Inc. ......................          49,700
    135,710   UCBH Holdings, Inc. .........       3,892,163
        800   UMB Financial Corp. .........          33,920
      1,800   Union Bankshares Corp. ......          50,886
      5,000   United Community Financial
                Corp. .....................          46,200
      6,200   Washington Federal, Inc. ....         143,406
      6,800   West Coast Bancorp...........         123,760
    147,340   Westamerica Bancorp..........       6,347,407
      1,400   Western Sierra Bancorp(c)....          46,578
                                             --------------
                                                 72,838,489
                                             --------------
              BROADCAST SERVICES/MEDIA -- 2.8%
    388,200   Cox Radio, Inc. -- Class
                A(a)(c)....................       8,971,302
    708,600   Emmis Communications Corp. --
                Class A(c).................      16,262,370
     20,700   Regent Communications,
                Inc.(c)....................         122,130
     53,400   Sinclair Broadcast Group --
                Class A(c).................         619,974
     53,000   Spanish Broadcasting System,
                Inc. -- Class A(c).........         431,950
     13,200   World Wrestling
                Entertainment, Inc. .......         135,828
     15,800   Young Broadcasting , Inc. --
                Class A(c).................         333,854
                                             --------------
                                                 26,877,408
                                             --------------
              BUSINESS SERVICES AND SUPPLIES -- 2.5%
     55,400   Advisory Board Company(c)....       2,244,808
    417,000   American Management Systems,
                Inc.(c)....................       5,954,760
     21,300   Angelica Corp. ..............         361,035
     19,900   CDI Corp.(c).................         516,604
     10,800   Corporate Executive Board
                Company(c).................         440,856
     55,300   Dendrite International,
                Inc. ......................         712,264

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES (CONTINUED)
     30,000   Exult, Inc.(c)...............  $      257,100
     56,100   Gartner, Inc. -- Class
                B(c).......................         420,750
     59,500   Gevity HR, Inc. .............         703,290
    178,400   Global Payments, Inc. .......       6,333,200
     15,600   John H. Harland Company......         408,096
     69,600   Labor Ready, Inc.(c).........         499,032
    132,100   MAXIMUS, Inc.(a)(c)..........       3,649,923
     19,800   MemberWorks, Inc.(a)(c)......         391,050
     12,300   New England Business Service,
                Inc. ......................         369,000
     39,700   Right Management Consultants,
                Inc.(c)....................         502,205
      3,000   SOURCECORP, Inc.(c)..........          64,800
     12,700   Spherion Corp.(c)............          88,265
      7,200   UniFirst Corp. ..............         157,680
      7,300   Volt Information Sciences,
                Inc.(c)....................          99,645
                                             --------------
                                                 24,174,363
                                             --------------
              CHEMICALS -- 0.8%
     34,400   Airgas, Inc. ................         576,200
     19,500   Albemarle Corp. .............         545,415
     25,900   Arch Chemicals, Inc. ........         494,690
      6,100   Cabot Microelectronics
                Corp.(a)(c)................         307,867
     18,000   Cytec Industries, Inc. ......         608,400
     15,600   Ethyl Corp.(c)...............         155,220
     12,200   Octel Corp. .................         169,580
     29,200   OMNOVA Solutions, Inc.(c)....         117,968
    248,130   Tetra Technologies,
                Inc.(c)....................       4,250,467
      9,000   Tetra Technologies,
                Inc.(c)....................         266,850
     32,600   Wellman, Inc. ...............         365,120
                                             --------------
                                                  7,857,777
                                             --------------
              COLLECTIBLES -- 0.1%
     21,300   Department 56, Inc.(c).......         326,529
     21,600   RC2 Corp.(c).................         367,416
                                             --------------
                                                    693,945
                                             --------------
              COMPUTER SOFTWARE AND SERVICES -- 4.6%
     35,700   Advanced Digital Information
                Corp.(c)...................         356,643
     90,400   Altiris, Inc.(a)(c)..........       1,812,520
     89,900   ANSYS, Inc.(c)...............       2,795,890

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
    288,900   Autodesk, Inc. ..............  $    4,668,624
     39,200   Avid Technology, Inc.(c).....       1,374,744
      7,500   Catapult Communications
                Corp.(c)...................          79,650
    228,800   Checkpoint Systems,
                Inc.(c)....................       3,237,520
      2,900   Citrix Systems, Inc.(c)......          59,044
    169,190   Cognizant Technology
                Solutions Corp.(c).........       4,121,468
     33,200   CompuCom Systems, Inc.(c)....         150,064
    164,550   Concur Technologies,
                Inc.(a)(c).................       1,657,019
     21,500   Datastream Systems,
                Inc.(c)....................         227,685
    194,300   Embarcadero Technologies,
                Inc.(c)....................       1,360,100
     22,800   Epicor Software Corp.(c).....         136,572
     14,700   EPIQ Systems, Inc.(a)(c).....         252,399
     36,600   Foundry Networks, Inc.(c)....         527,040
     38,700   Hyperion Solutions
                Corp.(c)...................       1,306,512
     29,400   Inter-Tel, Inc. .............         623,868
     77,300   Keane, Inc.(c)...............       1,053,599
      4,000   ManTech International
                Corp. -- Class A(c)........          76,720
     10,700   MAPICS, Inc.(c)..............          87,740
     50,100   McDATA Corp. -- Class A(c)...         734,967
     88,700   Merge Technologies,
                Inc.(a)(c).................       1,157,535
    122,300   Micromuse, Inc.(c)...........         977,177
    171,900   MRO Software, Inc.(c)........       1,483,497
     14,800   MTS Systems Corp. ...........         218,152
     10,400   NetScreen Technologies,
                Inc.(c)....................         234,520
      8,500   Omnicell, Inc.(c)............          87,040
    157,200   OPNET Technologies,
                Inc.(c)....................       1,916,268
    788,700   Parametric Technology
                Corp.(c)...................       2,405,535
    170,000   Pinnacle Systems, Inc.(c)....       1,819,000
     51,600   Rainbow Technologies,
                Inc.(c)....................         433,956
      8,100   Renaissance Learning,
                Inc.(a)(c).................         177,390
      6,700   SERENA Software, Inc.(c).....         139,896
     13,600   SRA International, Inc. --
                Class A(c).................         435,200
     11,600   SS&C Technologies, Inc.(c)...         185,020
     22,000   Stratasys, Inc.(c)...........         773,740
     35,500   Sykes Enterprises, Inc.(c)...         173,595
     50,000   Synopsys, Inc.(a)(c).........       3,092,500
     14,100   Tradestation Group,
                Inc.(c)....................         144,666

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES (CONTINUED)
     38,600   Transaction Systems
                Architects, Inc. -- Class
                A(c).......................  $      345,856
    130,500   Verisity, Ltd.(c)............       1,558,170
                                             --------------
                                                 44,459,101
                                             --------------
              COMPUTERS AND OFFICE EQUIPMENT -- 1.2%
     70,000   Black Box Corp.(a)...........       2,534,000
    237,100   Cray, Inc.(c)................       1,873,090
     91,900   Dot Hill Systems
                Corp.(a)(c)................       1,203,890
     31,700   Hutchinson Technology,
                Inc.(c)....................       1,042,613
     84,300   IKON Office Solutions,
                Inc. ......................         750,270
     36,500   Komag, Inc.(c)...............         431,795
    255,600   Maxtor Corp.(c)..............       1,919,556
     33,300   Mercury Computer Systems,
                Inc.(c)....................         604,728
     10,800   Overland Storage, Inc.(c)....         219,672
     18,500   Radiant Systems, Inc.(c).....         124,690
     17,600   RadiSys Corp.(c).............         232,320
     15,400   SanDisk Corp.(a)(c)..........         621,390
      6,100   Western Digital Corp.(c).....          62,830
                                             --------------
                                                 11,620,844
                                             --------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.2%
      8,900   Centex Construction Products,
                Inc. ......................         356,801
     35,500   Florida Rock Industries,
                Inc. ......................       1,465,440
      6,700   Genlyte Group, Inc.(c).......         234,299
    195,100   Granite Construction,
                Inc. ......................       3,738,116
     28,000   Integrated Electrical
                Services, Inc.(c)..........         203,000
     55,300   Lennox International,
                Inc. ......................         711,711
     28,200   M/I Schottenstein Homes,
                Inc. ......................       1,203,576
     34,300   Meritage Corp.(c)............       1,689,618
      1,800   Ryland Group, Inc. ..........         124,920
    116,200   Simpson Manufacturing
                Company, Inc.(c)...........       4,252,920
     19,000   Universal Forest Products,
                Inc. ......................         397,860
     65,400   USG Corp.(a)(c)..............       1,242,600
     46,200   Walter Industries, Inc. .....         542,850
    207,000   WCI Communities, Inc.(c).....       3,980,610
     39,400   York International Corp. ....         921,960
                                             --------------
                                                 21,066,281
                                             --------------

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 1.5%
     22,600   Applica, Inc.(c).............  $      192,100
      4,200   Central Garden & Pet
                Company(c).................         100,170
     37,000   Chattem, Inc.(c).............         695,600
     79,300   Coinstar, Inc.(c)............       1,495,598
      4,000   CSS Industries, Inc. ........         154,200
     37,100   DIMON, Inc. .................         265,636
     87,000   Jarden Corp.(c)..............       2,407,290
    185,700   NBTY, Inc.(c)................       3,910,842
      8,300   Playtex Products, Inc.(c)....          53,286
     58,994   Regis Corp. .................       1,713,776
     54,800   Toro Company.................       2,178,300
     59,900   Yankee Candle Company,
                Inc.(c)....................       1,390,878
                                             --------------
                                                 14,557,676
                                             --------------
              CONTAINERS AND PACKAGING -- 0.1%
     11,600   Chesapeake Corp. ............         253,460
     36,400   Crown Holdings, Inc.(c)......         259,896
      5,800   Greif, Inc. -- Class A.......         133,400
     15,900   Silgan Holdings, Inc.(c).....         497,352
                                             --------------
                                                  1,144,108
                                             --------------
              CORRECTIONAL FACILITIES -- 0.0%
      6,100   Wackenhut Corrections
                Corp.(c)...................          83,631
                                             --------------
              DISTRIBUTION -- 1.6%
      4,700   Building Materials Holding
                Corp. .....................          69,607
     97,700   Handleman Company(c).........       1,563,200
     71,500   Hughes Supply, Inc. .........       2,481,050
     24,200   Nu Skin Enterprises, Inc. --
                Class A....................         252,890
    163,700   United Stationers, Inc.(c)...       5,921,029
    108,100   Universal Corp.(a)...........       4,572,630
     26,600   Watsco, Inc. ................         440,496
                                             --------------
                                                 15,300,902
                                             --------------
              EDUCATION -- 2.0%
     56,085   Bright Horizons Family
                Solutions, Inc.(c).........       1,882,213
    513,530   ITT Educational Services,
                Inc.(c)....................      15,020,752
     88,500   Sylvan Learning Systems,
                Inc.(c)....................       2,021,340
                                             --------------
                                                 18,924,305
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 1.8%
     47,800   Artesyn Technologies,
                Inc.(c)....................  $      268,158
    232,440   Benchmark Electronics,
                Inc.(a)(c).................       7,149,854
     25,000   Daktronics, Inc.(c)..........         408,750
      7,200   Excel Technology, Inc.(c)....         164,376
     39,800   Innovex, Inc.(c).............         401,980
     22,800   Manufacturers Services,
                Ltd.(c)....................         110,580
     43,100   Methode Electronics, Inc. --
                Class A....................         463,325
     12,400   Planar Systems, Inc.(c)......         242,544
     15,000   Stoneridge, Inc.(c)..........         204,750
    108,900   Technitrol, Inc.(c)..........       1,638,945
    407,300   Thomas & Betts Corp.(c)......       5,885,485
                                             --------------
                                                 16,938,747
                                             --------------
              EQUIPMENT RENTAL AND LEASING -- 0.3%
    101,600   Aaron Rents, Inc. ...........       2,625,344
      5,600   AMERCO(a)(c).................          39,872
     17,200   DVI, Inc.(c).................          80,324
                                             --------------
                                                  2,745,540
                                             --------------
              FINANCIAL SERVICES -- 1.1%
    105,200   American Capital Strategies,
                Ltd.(a)....................       2,623,688
     49,100   Bankrate, Inc.(c)............         595,092
     16,400   CompuCredit Corp.(c).........         199,260
     93,700   Financial Federal Corp.(c)...       2,286,280
     97,800   Investment Technology Group,
                Inc.(c)....................       1,819,080
     28,500   New Century Financial
                Corp. .....................       1,244,025
    102,700   Saxon Capital, Inc.(a)(c)....       1,784,926
     12,700   World Acceptance Corp.(c)....         206,756
                                             --------------
                                                 10,759,107
                                             --------------
              FOOD AND BEVERAGE -- 1.9%
      2,800   Boston Beer Company, Inc. --
                Class A(c).................          40,320
     46,900   Chiquita Brands
                International, Inc.(c).....         680,050
    242,940   Cott Corp.(a)(c).............       5,026,429
    136,700   Interstate Bakeries Corp. ...       1,736,090
    109,800   Peet's Coffee & Tea,
                Inc.(c)....................       1,917,108
     57,500   Ralcorp Holdings, Inc.(c)....       1,435,200
     72,387   Riviana Foods, Inc. .........       1,947,934
      5,800   Sanderson Farms, Inc. .......         162,980

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
     80,700   Sensient Technologies
                Corp. .....................  $    1,855,293
    142,710   United Natural Foods,
                Inc.(c)....................       4,015,859
                                             --------------
                                                 18,817,263
                                             --------------
              FUNERAL SERVICES -- 0.1%
    219,900   Service Corp.
                International(c)...........         851,013
     77,400   Stewart Enterprises, Inc. --
                Class A(c).................         332,820
                                             --------------
                                                  1,183,833
                                             --------------
              INSURANCE -- 3.7%
      3,800   Argonaut Group, Inc. ........          46,854
     77,600   Delphi Financial Group,
                Inc. -- Class A............       3,631,680
     83,300   Fremont General Corp.(a).....       1,141,210
     86,400   Infinity Property & Casualty
                Corp. .....................       2,042,496
    131,800   IPC Holdings, Ltd. ..........       4,415,300
     47,400   LandAmerica Financial Group,
                Inc. ......................       2,251,500
     38,600   National Western Life
                Insurance Company -- Class
                A(c).......................       4,262,598
    102,000   Platinum Underwriters
                Holdings, Inc.(a)..........       2,768,280
     47,750   ProAssurance Corp.(c)........       1,288,773
    161,800   Reinsurance Group of America,
                Inc.(a)....................       5,193,780
     53,500   RLI Corp. ...................       1,760,150
     98,700   Scottish Annuity & Life
                Holdings, Ltd. ............       1,994,727
     25,200   StanCorp Financial Group,
                Inc. ......................       1,315,944
     47,000   Stewart Information Services
                Corp.(c)...................       1,308,950
    374,800   Universal American Financial
                Corp.(c)...................       2,387,476
                                             --------------
                                                 35,809,718
                                             --------------
              INTERNET SERVICES -- 3.6%
     75,500   Akamai Technologies,
                Inc.(c)....................         366,930
     36,600   Ask Jeeves, Inc.(c)..........         503,250
      6,300   CheckFree Corp.(a)(c)........         175,392
    285,700   CNET Networks, Inc.(c).......       1,779,911
    465,900   Digitas, Inc.(c).............       2,310,864
    133,600   DoubleClick, Inc.(a)(c)......       1,235,800
    105,600   ebookers PLC (ADR)(a)(c).....       1,695,091
     56,600   eResearch Technology,
                Inc.(a)(c).................       1,254,256

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     60,100   eSpeed, Inc. -- Class A(c)...  $    1,187,576
    116,058   FindWhat.com(a)(c)...........       2,183,051
    134,500   InfoSpace, Inc.(c)...........       1,825,165
     18,300   j2 Global Communications,
                Inc.(a)(c).................         841,434
     16,600   Keynote Systems, Inc.(c).....         173,968
    174,442   Lionbridge Technologies,
                Inc. ......................         710,328
    234,158   Lionbridge Technologies,
                Inc.(c)....................       1,191,864
    263,140   Macromedia, Inc.(c)..........       5,536,466
      8,000   Netflix, Inc.(a)(c)..........         204,400
     59,200   Packeteer, Inc.(c)...........         921,744
     79,400   RADWARE, Ltd.(c).............       1,360,122
     20,400   RSA Security, Inc.(c)........         219,300
     17,800   SafeNet, Inc.(a)(c)..........         498,044
    234,300   Secure Computing Corp.(c)....       2,045,439
    761,400   Tumbleweed Communications
                Corp.(c)...................       1,964,412
     49,700   United Online, Inc.(c).......       1,259,398
    119,800   Verity, Inc.(c)..............       1,516,668
    142,000   webMethods, Inc.(c)..........       1,154,460
     21,300   Websense, Inc.(a)(c).........         333,558
                                             --------------
                                                 34,448,891
                                             --------------
              INVESTMENT COMPANY -- 0.0%
     20,200   MCG Capital Corp.(a).........         292,900
                                             --------------
              LEISURE AND RECREATION -- 1.5%
    381,190   Alliance Gaming Corp.(c).....       7,208,303
     77,600   Aztar Corp.(c)...............       1,250,136
     61,800   Choice Hotels International,
                Inc.(c)....................       1,687,758
     66,500   La Quinta Corp.(c)...........         286,615
     12,200   Navigant International,
                Inc.(c)....................         157,380
     16,100   Polaris Industries,
                Inc.(a)....................         988,540
    269,600   Scientific Games Corp. --
                Class A(c).................       2,534,240
     13,900   Shuffle Master, Inc.(c)......         408,521
                                             --------------
                                                 14,521,493
                                             --------------
              MACHINERY -- 0.7%
     88,200   Albany International Corp. --
                Class A....................       2,416,680
     19,000   Applied Industrial
                Technologies, Inc. ........         400,900
     16,800   Cascade Corp. ...............         292,320

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     22,900   Global Power Equipment Group,
                Inc.(c)....................  $      106,485
    160,200   Kadant, Inc.(c)..............       3,003,750
     28,200   Milacron, Inc. ..............         137,898
     13,700   Tecumseh Products Company --
                Class A....................         524,847
                                             --------------
                                                  6,882,880
                                             --------------
              MANUFACTURING -- 2.2%
     35,000   A.O. Smith Corp. ............         985,250
     71,000   Applied Films Corp.(c).......       1,837,480
      2,100   BHA Group Holdings, Inc. ....          41,601
     40,300   Briggs & Stratton Corp. .....       2,035,150
     50,000   C&D Technologies, Inc. ......         718,000
     34,000   Carlisle Companies, Inc. ....       1,433,440
     33,700   Ceradyne, Inc.(c)............         631,201
      9,600   Cognex Corp.(c)..............         214,560
    110,500   Deswell Industries, Inc. ....       2,241,935
      2,300   Donaldson Company, Inc. .....         102,235
     34,200   ESCO Technologies, Inc.(c)...       1,504,800
     18,600   Griffon Corp.(c).............         297,600
     18,200   II-VI, Inc.(c)...............         420,056
      3,900   Intermet Corp. ..............          13,143
     68,400   Jacuzzi Brands, Inc.(c)......         361,836
      4,800   Kaydon Corp. ................          99,840
     26,300   Lincoln Electric Holdings,
                Inc. ......................         536,783
      9,200   NN, Inc. ....................         116,472
      5,500   Powell Industries, Inc.(c)...          80,520
      5,100   Quanex Corp. ................         151,572
      8,400   Quixote Corp. ...............         214,452
      6,500   Rofin-Sinar Technologies,
                Inc.(c)....................          91,390
    210,000   Rogers Corp.(c)..............       6,993,000
     20,600   Valmont Industries, Inc. ....         403,966
                                             --------------
                                                 21,526,282
                                             --------------
              MEDICAL AND OTHER HEALTH SERVICES -- 6.6%
    161,300   American Medical Security
                Group, Inc.(c).............       3,080,830
    140,900   AMERIGROUP Corp.(a)(c).......       5,241,480
     17,100   AMN Healthcare Services,
                Inc.(c)....................         217,170
     39,700   AmSurg Corp.(c)..............       1,210,850
    103,750   Computer Programs and
                Systems, Inc.(c)...........       2,076,038
     47,500   CorVel Corp.(c)..............       1,710,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
     17,200   Hanger Orthopedic Group,
                Inc.(c)....................  $      196,940
     69,600   ICON PLC (ADR)(c)............       2,214,672
     68,600   IMPAC Medical Systems,
                Inc.(c)....................       1,432,368
     91,000   Inveresk Research Group,
                Inc.(c)....................       1,647,100
      1,300   Kindred Healthcare,
                Inc.(c)....................          23,192
    238,935   Lincare Holdings, Inc.(c)....       7,528,842
      6,400   Mid Atlantic Medical
                Services, Inc.(c)..........         334,720
     60,600   Odyssey Healthcare,
                Inc.(a)(c).................       2,242,200
    160,700   Option Care, Inc.(c).........       1,852,871
    345,837   Orthodontic Centers of
                America, Inc.(a)(c)........       2,770,154
    285,000   Owens & Minor, Inc. .........       6,369,750
      7,100   PDI, Inc.(c).................          72,136
    154,700   Per-Se Technologies,
                Inc.(c)....................       1,737,281
      7,500   Quality Systems, Inc.(c).....         207,150
    263,960   Triad Hospitals, Inc.(c).....       6,551,487
    362,800   Universal Health Services,
                Inc. -- Class B(c).........      14,374,136
    153,000   US Oncology, Inc.(c).........       1,130,670
                                             --------------
                                                 64,222,037
                                             --------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 3.1%
      9,300   Advanced Medical Optics,
                Inc.(c)....................         158,565
      7,400   Advanced Neuromodulation
                Systems, Inc.(c)...........         383,098
    277,460   ALARIS Medical Systems,
                Inc.(c)....................       3,593,107
      6,100   American Medical Systems
                Holdings, Inc.(c)..........         102,907
     10,000   Candela Corp.(c).............         115,200
     85,000   Conceptus, Inc.(c)...........       1,194,250
     20,900   Cyberonics, Inc.(c)..........         449,559
      3,900   Cytyc Corp.(c)...............          41,028
     63,200   Dade Behring Holdings,
                Inc.(c)....................       1,465,608
      1,100   Diagnostic Products Corp. ...          45,155
     10,400   DJ Orthopedics, Inc.(c)......         113,984
     23,000   Gen-Probe, Inc.(c)...........         940,010
     58,300   IDEXX Laboratories,
                Inc.(a)(c).................       1,963,544
     34,000   Immucor, Inc.(c).............         740,860
     39,700   INAMED Corp.(c)..............       2,131,493
     23,400   Kensey Nash Corp.(a)(c)......         612,144

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
    126,200   Laserscope(c)................  $    1,008,338
     24,100   Luminex Corp.(a)(c)..........         124,356
      1,900   Medical Action Industries,
                Inc.(c)....................          31,027
     66,600   Mentor Corp. ................       1,290,708
      8,500   Merit Medical Systems,
                Inc.(c)....................         169,830
     96,900   Osteotech, Inc.(c)...........       1,316,871
    122,300   PolyMedica Corp.(a)..........       5,600,117
     14,600   Possis Medical, Inc.(c)......         200,312
     46,000   PSS World Medical, Inc.(c)...         264,500
     18,400   Synovis Life Technologies,
                Inc.(c)....................         366,160
     78,300   Techne Corp.(c)..............       2,375,622
     44,600   Theragenics Corp.(c).........         191,780
     18,400   Ventana Medical Systems,
                Inc.(c)....................         500,112
     68,500   Zoll Medical Corp.(c)........       2,298,860
                                             --------------
                                                 29,789,105
                                             --------------
              METALS AND MINING -- 0.4%
     44,600   Allegheny Technologies,
                Inc. ......................         294,360
      7,600   AMCOL International Corp. ...          58,520
     12,800   Brush Engineered Materials,
                Inc.(c)....................         106,880
      6,800   Century Aluminum Company.....          47,804
     17,200   Cleveland-Cliffs, Inc.(c)....         307,020
    101,200   Hecla Mining Company(c)......         428,076
      8,500   Material Sciences Corp.(c)...          82,450
    104,600   Meridian Gold, Inc.(c).......       1,201,854
     28,300   RTI International Metals,
                Inc.(c)....................         306,489
      4,400   Schnitzer Steel Industries,
                Inc. -- Class A............         194,128
     17,000   Southern Peru Copper
                Corp. .....................         260,100
      3,700   Steel Technologies, Inc. ....          37,407
     18,100   USEC, Inc. ..................         127,062
     48,500   Worthington Industries,
                Inc. ......................         649,900
                                             --------------
                                                  4,102,050
                                             --------------
              OIL AND GAS: EQUIPMENT -- 1.4%
     41,300   CARBO Ceramics, Inc. ........       1,538,425
     13,100   Gulf Island Fabrication,
                Inc.(c)....................         221,652
     22,100   Hydril Company(c)............         602,225
    147,300   Key Energy Services,
                Inc.(c)....................       1,579,056
    261,260   National-Oilwell, Inc.(c)....       5,747,720
    179,900   Oil States International,
                Inc.(c)....................       2,176,790

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: EQUIPMENT (CONTINUED)
    186,100   Superior Energy Services,
                Inc.(c)....................  $    1,764,228
     15,200   Superior Energy Services,
                Inc.(c)....................         175,560
                                             --------------
                                                 13,805,656
                                             --------------
              OIL, COAL AND GAS -- 2.3%
     15,700   Berry Petroleum Company --
                Class A....................         281,815
     17,700   Cabot Oil & Gas Corp. .......         488,697
     86,700   Cal Dive International,
                Inc.(c)....................       1,890,060
     81,500   Comstock Resources,
                Inc.(c)....................       1,114,920
    403,300   Grey Wolf, Inc.(c)...........       1,629,332
     18,300   Headwaters, Inc.(c)..........         268,827
    177,000   Helmerich & Payne, Inc. .....       5,168,400
     33,400   KCS Energy, Inc.(c)..........         180,026
      8,800   McMoRan Exploration
                Company(a)(c)..............          98,032
     26,400   Nuevo Energy Company(c)......         460,680
      6,200   Oceaneering International,
                Inc.(c)....................         158,410
     73,925   Patina Oil & Gas Corp. ......       2,376,689
      7,000   Petroleum Development
                Corp.(c)...................          64,330
     93,700   St. Mary Land & Exploration
                Company....................       2,558,010
     90,000   Unit Corp.(c)................       1,881,900
    133,600   Vintage Petroleum, Inc. .....       1,507,008
      5,800   Westmoreland Coal
                Company(c).................         104,284
     58,500   Westport Resources
                Corp.(c)...................       1,330,875
     11,400   World Fuel Services Corp. ...         280,326
                                             --------------
                                                 21,842,621
                                             --------------
              PAPER AND FOREST PRODUCTS -- 0.1%
     24,800   Caraustar Industries,
                Inc.(c)....................         198,648
     35,100   Longview Fibre Company.......         287,820
     21,600   Schweitzer-Mauduit
                International, Inc. .......         521,424
                                             --------------
                                                  1,007,892
                                             --------------
              PHARMACEUTICALS -- 2.8%
     59,500   aaiPharma, Inc.(a)(c)........       1,182,860
    100,000   Able Laboratories,
                Inc.(a)(c).................       1,980,000
     73,100   Adolor Corp.(a)(c)...........         896,937
     33,700   Angiotech Pharmaceuticals,
                Inc.(a)(c).................       1,372,938
      3,100   Arena Pharmaceuticals,
                Inc.(c)....................          20,584
    154,100   AtheroGenics, Inc.(c)........       2,300,713

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS (CONTINUED)
    110,600   Bradley Pharmaceuticals,
                Inc.(a)(c).................  $    1,824,900
     65,000   CIMA Laboratories, Inc.(c)...       1,747,850
    156,000   CollaGenex Pharmaceuticals,
                Inc.(a)(c).................       2,123,160
    317,990   Connetics Corp.(c)...........       4,760,310
     32,600   CV Therapeutics,
                Inc.(a)(c).................         966,916
     45,400   Kos Pharmaceuticals,
                Inc.(a)(c).................       1,065,538
     91,400   Ligand Pharmaceuticals,
                Inc. -- Class B(a)(c)......       1,242,126
      8,700   Medicis Pharmaceuticals
                Corp. -- Class A...........         493,290
     31,900   Nabi Biopharmaceuticals(c)...         218,834
     21,100   Penwest Pharmaceuticals
                Company(c).................         514,207
     35,400   Perrigo Company..............         553,656
      1,700   Pharmaceutical Resources,
                Inc.(c)....................          82,722
    170,900   Pozen, Inc.(c)...............       1,876,482
     55,800   Savient Pharmaceuticals,
                Inc.(c)....................         258,912
     29,600   Tanox, Inc.(c)...............         475,080
     91,600   Vicuron Pharmaceuticals,
                Inc.(c)....................       1,298,888
     32,100   VIVUS, Inc.(c)...............         164,994
                                             --------------
                                                 27,421,897
                                             --------------
              PRINTING AND PUBLISHING -- 0.0%
     14,100   Consolidated Graphics,
                Inc.(c)....................         322,608
      4,200   Thomas Nelson, Inc. .........          52,500
                                             --------------
                                                    375,108
                                             --------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.7%
     71,400   Getty Realty Corp. ..........       1,593,648
    157,700   The St. Joe Company..........       4,920,240
                                             --------------
                                                  6,513,888
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.2%
      5,200   American Land Lease, Inc. ...          87,360
     35,100   Apex Mortgage Capital,
                Inc. ......................         191,997
     87,700   Arden Realty, Inc. ..........       2,275,815
     20,300   Associated Estates Realty
                Corp. .....................         133,371
     18,100   Bedford Property Investors,
                Inc. ......................         514,040
     22,800   Boykin Lodging Company.......         177,840
      2,300   Camden Property Trust........          80,385
     22,900   Capital Automotive REIT......         640,971
      9,200   Cornerstone Realty Income
                Trust, Inc. ...............          67,252

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      3,000   Correctional Properties
                Trust......................  $       84,000
     53,100   Equity Inns, Inc. ...........         366,390
      9,000   Essex Property Trust,
                Inc. ......................         515,250
     27,000   Gables Residential Trust.....         816,210
      9,600   Great Lakes REIT.............         153,600
     12,900   Highwoods Properties,
                Inc. ......................         287,670
     70,300   HRPT Properties Trust........         646,760
     32,200   Innkeepers USA Trust.........         218,960
     22,100   Keystone Property Trust......         409,071
     25,400   Kilroy Realty Corp. .........         698,500
     27,200   Koger Equity.................         468,656
     18,000   LTC Properties, Inc. ........         171,900
     77,300   Maguire Properties,
                Inc.(a)(c).................       1,488,025
    151,200   MeriStar Hospitality
                Corp. .....................         777,168
    153,400   Mid-Atlantic Realty Trust....       3,212,196
     18,400   Mission West Properties,
                Inc. ......................         209,208
     24,500   National Health Investors,
                Inc. ......................         451,780
      9,600   Post Properties, Inc. .......         254,400
     85,200   RAIT Investment Trust........       2,257,800
     25,500   Shurgard Storage Centers,
                Inc. -- Class A............         843,540
     19,500   Sizeler Property Investors,
                Inc. ......................         199,875
     33,000   SL Green Realty Corp. .......       1,151,370
     22,100   Sovran Self Storage..........         696,150
      5,300   Urstadt Biddle Properties --
                Class A....................          68,158
     21,100   Winston Hotels, Inc. ........         172,387
                                             --------------
                                                 20,788,055
                                             --------------
              REGISTERED INVESTMENT COMPANY -- 0.4%
     83,100   iShares Russell 2000 Growth
                Index Fund(a)..............       3,955,560
                                             --------------
              RESEARCH AND DEVELOPMENT -- 1.5%
     55,500   Albany Molecular Research,
                Inc.(c)....................         838,050
      7,800   BioReliance Corp.(c).........         165,360
     24,500   Biosite, Inc.(a)(c)..........       1,178,450
     21,200   Digene Corp.(c)..............         577,276
     21,400   Diversa Corp.(c).............         210,362
     17,850   Enzo Biochem, Inc.(a)(c).....         384,132
      8,400   Exact Sciences Corp.(c)......          92,064
     15,800   Genencor International,
                Inc.(c)....................         260,226
     72,100   Incyte, Inc.(c)..............         334,544

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RESEARCH AND DEVELOPMENT (CONTINUED)
    206,230   Integra LifeSciences
                Holdings(a)(c).............  $    5,440,347
     21,200   Lexicon Genetics, Inc.(c)....         142,252
     79,400   Martek Biosciences
                Corp.(a)(c)................       3,409,436
     18,800   Maxygen, Inc.(c).............         206,236
      1,900   Neose Technologies,
                Inc.(c)....................          19,019
     89,900   Telik, Inc.(a)(c)............       1,444,693
                                             --------------
                                                 14,702,447
                                             --------------
              RETAIL -- 4.3%
    537,050   Big Lots, Inc.(c)............       8,077,232
      2,800   BJ'S Wholesale Club,
                Inc.(c)....................          42,168
     11,400   Brookstone, Inc.(c)..........         230,850
     83,700   Casey's General Stores,
                Inc. ......................       1,183,518
     50,400   Cost Plus, Inc.(c)...........       1,797,264
    133,000   Duane Reade, Inc.(a)(c)......       1,961,750
      6,700   Finlay Enterprises,
                Inc.(c)....................         110,885
    139,900   Guitar Center, Inc.(c).......       4,057,100
     66,500   Hot Topic, Inc.(c)...........       1,789,515
    153,100   Kirkland's, Inc.(c)..........       2,472,565
     93,900   Movie Gallery, Inc.(c).......       1,732,455
      5,400   Pantry, Inc.(c)..............          42,606
    105,140   PETsMART, Inc.(c)............       1,752,684
      6,400   REX Stores Corp.(c)..........          77,504
    452,300   Saks, Inc.(c)................       4,387,310
     51,700   School Specialty,
                Inc.(a)(c).................       1,471,382
    101,400   Shopko Stores, Inc.(a)(c)....       1,318,200
    110,900   The Bombay Company, Inc.(c)..       1,178,867
     81,400   The Pep Boys -- Manny, Moe &
                Jack.......................       1,099,714
    208,750   Tuesday Morning Corp.(c).....       5,490,125
    100,200   Ultimate Electronics,
                Inc.(c)....................       1,284,564
      8,800   Whitehall Jewellers,
                Inc.(c)....................          79,816
      9,800   Zale Corp.(a)(c).............         392,000
                                             --------------
                                                 42,030,074
                                             --------------
              RETAIL: RESTAURANTS -- 4.0%
    421,600   Applebee's International,
                Inc. ......................      13,250,888
     98,400   CEC Entertainment, Inc.(c)...       3,633,912
     95,900   Chicago Pizza & Brewery,
                Inc.(a)(c).................         959,000
      3,500   Landry's Restaurants,
                Inc. ......................          82,600
     30,500   Lone Star Steakhouse &
                Saloon, Inc. ..............         663,985
    100,000   Outback Steakhouse, Inc. ....       3,900,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS (CONTINUED)
     57,800   Papa John's International,
                Inc.(a)(c).................  $    1,621,290
     70,500   RARE Hospitality
                International, Inc.(c).....       2,303,940
    432,200   Ruby Tuesday, Inc. ..........      10,688,306
     51,000   Ryan's Family Steak Houses,
                Inc.(c)....................         714,000
     50,100   Sonic Corp.(c)...............       1,274,043
                                             --------------
                                                 39,091,964
                                             --------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.2%
     46,500   Analogic Corp. ..............       2,267,340
    100,300   FEI Company(c)...............       1,881,628
     52,700   Input/Output, Inc.(c)........         283,526
      2,500   Metrologic Instruments,
                Inc.(c)....................          83,125
    445,170   PerkinElmer, Inc. ...........       6,147,798
     11,100   Woodward Governor Company....         477,300
                                             --------------
                                                 11,140,717
                                             --------------
              SECURITY SERVICES -- 0.5%
    159,550   Kroll, Inc.(c)...............       4,317,423
     34,900   The Brink's Company..........         508,493
                                             --------------
                                                  4,825,916
                                             --------------
              SEMICONDUCTORS -- 8.0%
    347,262   Actel Corp.(c)...............       7,118,870
     31,000   Artisan Components,
                Inc.(c)....................         700,910
    939,620   ASE Test, Ltd.(c)............       5,167,910
      5,200   Cohu, Inc. ..................          81,120
    268,960   Cree, Inc.(a)(c).............       4,378,669
     93,100   DSP Group, Inc.(c)...........       2,004,443
    151,000   Dupont Photomasks,
                Inc.(a)(c).................       2,843,330
    253,500   Emulex Corp.(c)..............       5,772,195
    408,690   Entegris, Inc.(c)............       5,492,794
    195,700   ESS Technology, Inc.(c)......       1,908,075
    364,635   Exar Corp.(c)................       5,772,172
    633,977   Genus, Inc.(a)(c)............       1,711,738
    224,000   International Rectifier
                Corp.(c)...................       6,007,680
    286,100   Kopin Corp.(c)...............       1,750,932
    493,600   LogicVision, Inc.(c).........       1,475,864
      6,600   Micrel, Inc.(c)..............          68,574
     57,200   Microsemi Corp.(c)...........         915,200
    158,800   Monolithic System Technology,
                Inc.(a)(c).................       1,438,728
    177,200   Mykrolis Corp.(c)............       1,798,580

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              SEMICONDUCTORS (CONTINUED)
     38,200   OmniVision Technologies,
                Inc.(a)(c).................  $    1,191,840
     17,300   ParthusCeva, Inc.(c).........         140,995
    238,900   Pericom Semiconductor
                Corp.(c)...................       2,221,770
     49,600   Photronics, Inc.(c)..........         865,520
    109,300   Power Integrations,
                Inc.(c)....................       2,658,176
     35,400   Silicon Laboratories,
                Inc.(c)....................         943,056
    190,000   Skyworks Solutions,
                Inc.(a)(c).................       1,286,300
     14,800   Standard Microsystems
                Corp.(c)...................         224,516
     43,400   Three-Five Systems,
                Inc.(c)....................         299,460
    351,245   Ultratech, Inc.(c)...........       6,494,519
     83,700   Varian Semiconductor
                Equipment Associates,
                Inc.(a)(c).................       2,490,912
    119,650   Zoran Corp.(a)(c)............       2,298,477
                                             --------------
                                                 77,523,325
                                             --------------
              SPORTING GOODS AND EQUIPMENT -- 1.0%
      5,600   Callaway Golf Company........          74,032
    225,200   Hibbett Sporting Goods,
                Inc.(c)....................       7,418,088
    160,000   K2, Inc.(c)..................       1,960,000
     14,100   Nautilus Group, Inc.(a)......         174,840
                                             --------------
                                                  9,626,960
                                             --------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.7%
      9,000   ADTRAN, Inc.(a)(c)...........         459,180
      4,400   Anaren, Inc.(c)..............          41,228
      8,800   Anixter International,
                Inc.(c)....................         206,184
     13,900   Applied Signal Technology,
                Inc. ......................         234,493
     28,900   Audiovox Corp. -- Class
                A(c).......................         323,391
     11,100   Belden, Inc. ................         176,379
      6,000   Boston Communications Group,
                Inc.(a)(c).................         102,780
    590,500   Cable Design Technologies
                Corp.(c)...................       4,222,075
     56,700   Centillium Communications,
                Inc.(c)....................         561,897
    291,800   Cincinnati Bell, Inc.(c).....       1,955,060
     22,000   Commonwealth Telephone
                Enterprises, Inc.(a)(c)....         967,340
     10,100   Comtech Telecommunications
                Corp.(c)...................         285,224
     35,600   General Cable Corp.(c).......         192,240
     33,400   General Communication,
                Inc. -- Class A(c).........         289,244
     21,000   Inet Technologies, Inc.(c)...         209,370

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
     10,100   InterDigital Communications
                Corp.(c)...................  $      236,037
    130,900   Intrado, Inc.(c).............       2,066,911
      7,000   Price Communications
                Corp.(c)...................          90,370
     18,900   SpectraLink Corp.(c).........         186,732
     11,000   SureWest Communications......         332,750
      1,400   Tekelec(c)...................          15,820
     16,000   Ulticom, Inc.(c).............         152,000
     41,600   UNOVA, Inc.(c)...............         461,760
     70,200   Western Wireless Corp., --
                Class A(a).................         809,406
    127,900   Wireless Facilities,
                Inc.(c)....................       1,522,010
                                             --------------
                                                 16,099,881
                                             --------------
              TRANSPORTATION: FREIGHT -- 1.3%
    217,000   EGL, Inc.(a)(c)..............       3,298,400
     72,900   Forward Air Corp.(c).........       1,849,473
    226,800   Genesee & Wyoming, Inc. --
                Class A(c).................       4,665,276
     15,100   Landstar System, Inc.(c).....         949,035
     84,100   Old Dominion Freight Line,
                Inc.(c)....................       1,818,242
                                             --------------
                                                 12,580,426
                                             --------------
              TRANSPORTATION: SERVICES -- 0.7%
      3,100   Covenant Transport, Inc. --
                Class A(c).................          52,700
     81,870   Petroleum Helicopters,
                Inc. ......................       2,468,380
      4,200   SCS Transportation,
                Inc.(c)....................          53,046
     71,000   USF Corp. ...................       1,914,870
     46,650   UTI Worldwide, Inc. .........       1,455,014
     59,700   Werner Enterprises, Inc. ....       1,265,640
                                             --------------
                                                  7,209,650
                                             --------------
              UTILITIES: ELECTRIC -- 0.9%
     63,400   Black Hills Corp. ...........       1,946,380
    111,800   Cleco Corp. .................       1,936,376
     18,400   El Paso Electric
                Company(c).................         226,872
    148,800   PNM Resources, Inc. .........       3,980,400
     14,500   Unisource Energy Corp. ......         272,600
                                             --------------
                                                  8,362,628
                                             --------------
              UTILITIES: GAS -- 0.7%
      7,800   AGL Resources, Inc. .........         198,432
      3,600   Cascade Natural Gas Corp. ...          68,760

  SHARES                                         VALUE
  ------                                     --------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: GAS (CONTINUED)
      5,800   Energen Corp. ...............  $      193,140
     35,500   Peoples Energy Corp. ........       1,522,595
      6,300   SEMCO Energy, Inc.(a)........          36,666
     63,900   Southern Union Company(c)....       1,071,603
    127,000   WGL Holdings, Inc. ..........       3,390,900
                                             --------------
                                                  6,482,096
                                             --------------
              WASTE MANAGEMENT AND RECYCLING -- 0.0%
      2,100   IMCO Recycling, Inc.(c)......          13,944
                                             --------------
              TOTAL COMMON STOCKS (Cost
                $813,386,747)..............     948,487,617
                                             --------------
              REGULATED INVESTMENT COMPANIES -- 5.3%
 29,004,028   BlackRock Tempcash Fund(b)...      29,004,028
 12,430,298   Dreyfus Cash Management Plus
                Fund(b)....................      12,430,298
  4,198,173   Merrill Lynch Premier
                Institutional Fund(b)......       4,198,173
  5,469,331   Merrimac Cash Fund -- Premium
                Class(b)...................       5,469,331
                                             --------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $51,101,830).........      51,101,830
                                             --------------
 PRINCIPAL
 ---------
              SHORT TERM US TREASURY SECURITY -- 0.1%
$ 1,000,000   US Treasury Bill,
                0.86%, 09/18/03(d) (Cost
                $998,113)..................         998,113
                                             --------------
              SHORT TERM CORPORATE NOTES -- 4.1%
  1,657,373   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(b)......       1,657,373
  4,143,433   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b)......       4,143,433
  6,629,492   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b)......       6,629,492
  2,651,797   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b)......       2,651,797
    828,687   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b)......         828,687
  3,314,746   Morgan Stanley, Floating
                Rate,
                1.43%, 09/26/03(+)(b)......       3,314,746

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$20,717,163   Morgan Stanley, Floating
                Rate,
                1.43%, 12/16/03(+)(b)......  $   20,717,163
                                             --------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $39,942,691)...      39,942,691
                                             --------------
              TIME DEPOSITS -- 2.8%
  4,143,433   American Express Centurion
                Bank,
                1.26%, 07/07/03(b).........       4,143,433
  3,314,746   Bank of Montreal,
                1.08%, 07/02/03(b).........       3,314,746
    684,040   Bank of Montreal,
                1.15%, 07/09/03(b).........         684,040
  8,286,865   Bank of Novia Scotia,
                1.03%, 07/08/03(b).........       8,286,865
  4,972,119   Credit Agricole Indosuez,
                0.94%, 07/01/03(b).........       4,972,119
  2,651,797   Credit Agricole Indosuez,
                1.05%, 08/26/03(b).........       2,651,797
  1,657,373   Den Danske Bank,
                1.04%, 07/24/03(b).........       1,657,373
  1,657,373   Royal Bank of Scotland,
                1.05%, 07/28/03(b).........       1,657,373
                                             --------------
              TOTAL TIME DEPOSITS
                (Cost $27,367,746).........      27,367,746
                                             --------------
              COMMERCIAL PAPER -- 0.2%
  1,657,373   Morgan Stanley, Floating
                Rate,
                1.46%, 01/29/04(+)(b) (Cost
                $1,657,373)................       1,657,373
                                             --------------
              TOTAL SECURITIES
                (Cost $934,454,500)........   1,069,555,370
                                             --------------
              REPURCHASE AGREEMENTS -- 2.6%
    954,975   With Investors Bank and
                Trust, dated 06/30/03,
                0.75%, due 07/01/03,
                repurchase proceeds at
                maturity $954,995
                (Collateralized by Freddie
                Mac Adjustable Rate
                Mortgage, 6.949%, due
                12/01/25, with a value of
                $1,002,797)................         954,975
  2,936,326   With Investors Bank and
                Trust, dated 06/30/03,
                0.75%, due 07/01/03,
                repurchase proceeds at
                maturity $2,936,387
                (Collateralized by Small
                Business Administration,
                4.125%, due 11/25/26, with
                a value of $3,083,142).....       2,936,326

 PRINCIPAL                                       VALUE
 ---------                                   --------------
              REPURCHASE AGREEMENTS (CONTINUED)
$ 3,417,954   With Investors Bank and
                Trust, dated 06/30/03,
                0.75%, due 07/01/03,
                repurchase proceeds at
                maturity $3,418,025
                (Collateralized by Small
                Business Administration,
                5.375%, due 12/25/26, with
                a value of $3,588,852).....  $    3,417,954
  6,318,280   With Investors Bank and
                Trust, dated 06/30/03,
                0.75%, due 07/01/03,
                repurchase proceeds at
                maturity $6,318,412
                (Collateralized by Freddie
                Mac Adjustable Rate
                Mortgage, 4.138%, due
                05/01/28, with a value of
                $6,634,260)................       6,318,280
  9,252,893   With Investors Bank and
                Trust, dated 06/30/03,
                0.75%, due 07/01/03,
                repurchase proceeds at
                maturity $9,253,086
                (Collateralized by Freddie
                Mac, 6.00%, due 12/15/30,
                with a value of
                $9,715,538)................       9,252,893
  1,657,373   With Morgan Stanley, dated
                06/30/03, 1.48%, due
                07/01/03, repurchase
                proceeds at maturity
                $1,657,441 (Collateralized
                by Vodafone Group PLC,
                7.75%, due 02/15/10, with a
                value of $4,106, Verizon
                Global Funding Corp.,
                6.875%, due 06/15/12, with
                a value of $478, Prudential
                Funding LLC, 6.60%, due
                05/15/08, with a value of
                $281,834, Jersey Central
                Power & Lighting Company,
                4.80%, due 06/15/18, with a
                value of $15,850,
                Corporation Andina de
                Fomento, 7.375%, due
                01/18/11, with a value of
                $394,828, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $821,722 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $148,397)(b)...............       1,657,373
                                             --------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $24,537,801).........      24,537,801
                                             --------------
              Total Investments -- 113.2%
                (Cost $958,992,301)........   1,094,093,171
              Liabilities less other
                assets -- (13.2)%..........    (127,589,753)
                                             --------------
              NET ASSETS -- 100.0%.........  $  966,503,418
                                             ==============

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $958,992,301.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $189,718,363
    Gross unrealized depreciation.........   (54,617,493)
                                            ------------
    Net unrealized appreciation...........  $135,100,870
                                            ============

---------------

(a)    All or part of this security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(d)    Security is segregated as initial margin for futures contracts.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate. The rate shown was in effect at June 30, 2003.

(ADR) American Depository Receipt.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS -- 94.7%
             ADVERTISING -- 1.7%
    22,400   Getty Images, Inc.(c)............  $   925,120
                                                -----------
             AEROSPACE AND DEFENSE -- 1.3%
    20,800   Veridian Corp.(c)................      725,712
                                                -----------
             APPAREL: RETAIL -- 1.6%
    24,700   Urban Outfitters, Inc.(a)(c).....      886,730
                                                -----------
             BANKS -- 9.4%
    42,000   Allegiant Bancorp, Inc. .........      850,500
    28,900   BankAtlantic Bancorp, Inc. --
               Class A........................      343,621
    39,800   Brookline Bancorp, Inc. .........      557,200
    10,700   Downey Financial Corp. ..........      441,910
    10,700   Partners Trust Financial Group,
               Inc. ..........................      204,156
    59,200   R & G Financial Corp. -- Class
               B..............................    1,758,240
    25,900   South Financial Group, Inc. .....      604,247
    14,500   Wintrust Financial Corp. ........      429,200
                                                -----------
                                                  5,189,074
                                                -----------
             BROADCAST SERVICES/MEDIA -- 6.3%
    67,700   Cumulus Media, Inc. -- Class
               A(c)...........................    1,281,561
    50,400   Gray Television, Inc. ...........      624,960
    31,000   Lin TV Corp. -- Class A(c).......      730,050
    86,000   Mediacom Communications
               Corp.(c).......................      848,820
                                                -----------
                                                  3,485,391
                                                -----------
             BUSINESS SERVICES AND SUPPLIES -- 3.1%
    31,300   Advisory Board Company(c)........    1,268,276
    37,500   Gevity HR, Inc. .................      443,250
                                                -----------
                                                  1,711,526
                                                -----------
             COMMERCIAL SERVICES -- 0.2%
     6,600   iDine Rewards Network, Inc.(c)...       90,684
                                                -----------
             COMPUTER SOFTWARE AND SERVICES -- 2.4%
   138,300   Agile Software Corp.(c)..........    1,334,595
                                                -----------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
    43,600   Integral Systems, Inc.(c)........      866,768
                                                -----------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.0%
    28,000   WCI Communities, Inc.(c).........      538,440
                                                -----------
             ELECTRONICS -- 1.4%
    26,000   Gentex Corp.(c)..................      795,860
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             FINANCIAL SERVICES -- 1.9%
    33,700   American Home Mortgage Holdings,
               Inc. ..........................  $   659,846
     8,800   Doral Financial Corp. ...........      392,920
                                                -----------
                                                  1,052,766
                                                -----------
             FOOD AND BEVERAGE -- 1.0%
    13,100   American Italian Pasta Company --
               Class A(a)(c)..................      545,615
                                                -----------
             INSURANCE -- 5.3%
     3,900   Baldwin & Lyons, Inc. -- Class
               B..............................       92,625
    32,300   Delphi Financial Group, Inc. --
               Class A........................    1,511,640
    27,000   RLI Corp. .......................      888,300
    15,100   Stewart Information Services
               Corp.(c).......................      420,535
                                                -----------
                                                  2,913,100
                                                -----------
             LEISURE AND RECREATION -- 1.3%
    13,300   Extended Stay America, Inc.(c)...      179,417
    12,900   Four Seasons Hotels, Inc.(a).....      558,054
                                                -----------
                                                    737,471
                                                -----------
             MEDICAL EQUIPMENT AND SUPPLIES -- 4.2%
    88,200   Align Technology, Inc.(a)(c).....    1,106,910
    66,600   Conceptus, Inc.(a)(c)............      935,730
    14,600   Viasys Healthcare, Inc.(c).......      302,220
                                                -----------
                                                  2,344,860
                                                -----------
             OIL, COAL AND GAS -- 4.0%
    41,700   Cal Dive International,
               Inc.(c)........................      909,060
    47,100   Denbury Resources, Inc.(c).......      632,553
    35,000   Pride International,
               Inc.(a)(c).....................      658,700
                                                -----------
                                                  2,200,313
                                                -----------
             PHARMACEUTICALS -- 10.5%
    26,900   CIMA Laboratories, Inc.(c).......      723,341
    63,300   Connetics Corp.(c)...............      947,601
    30,900   CV Therapeutics, Inc.(a)(c)......      916,494
    21,200   Medicines Company(c).............      417,428
    20,100   Medicis Pharmaceuticals Corp. --
               Class A........................    1,139,670
   135,800   Nektar Therapeutics(c)...........    1,253,434
    25,400   Tanox, Inc.(c)...................      407,670
                                                -----------
                                                  5,805,638
                                                -----------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             REAL ESTATE INVESTMENT TRUST -- 1.7%
    24,300   Redwood Trust, Inc.(a)...........  $   969,813
                                                -----------
             RESEARCH AND DEVELOPMENT -- 5.4%
    51,100   Inspire Pharmaceuticals,
               Inc.(c)........................      551,880
    10,608   IntraBiotics Pharmaceuticals,
               Inc.(c)........................       42,433
    10,400   Neurocrine Biosciences,
               Inc.(c)........................      519,376
    32,900   NPS Pharmaceuticals,
               Inc.(a)(c).....................      800,786
    29,500   Pain Therapeutics, Inc.(c).......      190,570
     5,300   Trimeris, Inc.(a)(c).............      242,104
   125,500   XOMA, Ltd.(c)....................      668,915
                                                -----------
                                                  3,016,064
                                                -----------
             RETAIL -- 7.3%
    23,900   Coach, Inc.(c)...................    1,188,786
    39,800   Cost Plus, Inc.(c)...............    1,419,268
    60,200   First Cash Financial Services,
               Inc.(c)........................      855,442
    19,800   Guitar Center, Inc.(c)...........      574,200
                                                -----------
                                                  4,037,696
                                                -----------
             RETAIL: RESTAURANTS -- 7.9%
    11,700   Krispy Kreme Doughnuts,
               Inc.(a)(c).....................      481,806
    29,800   Landry's Restaurants, Inc. ......      703,280
    21,900   RARE Hospitality International,
               Inc.(c)........................      715,692
    27,900   Ruby Tuesday, Inc. ..............      689,967
    33,300   Sonic Corp.(c)...................      846,819
    26,500   The Cheesecake Factory,
               Inc.(c)........................      951,085
                                                -----------
                                                  4,388,649
                                                -----------
             SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 3.4%
    31,200   Cymer, Inc.(a)(c)................      984,672
    26,400   Varian, Inc.(c)..................      915,288
                                                -----------
                                                  1,899,960
                                                -----------
             SECURITY SERVICES -- 1.0%
    21,400   Kroll, Inc.(c)...................      579,084
                                                -----------
             SEMICONDUCTORS -- 3.5%
    94,200   O2Micro International,
               Ltd.(a)(c).....................    1,517,562
    58,400   Skyworks Solutions, Inc.(a)(c)...      395,368
                                                -----------
                                                  1,912,930
                                                -----------
             SPORTING GOODS AND EQUIPMENT -- 2.2%
    37,300   Hibbett Sporting Goods,
               Inc.(c)........................    1,228,662
                                                -----------

  SHARES                                           VALUE
  ------                                        -----------
             COMMON STOCKS (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 1.1%
    41,647   CIENA Corp.(c)...................  $   216,148
    35,500   Tekelec(c).......................      401,150
                                                -----------
                                                    617,298
                                                -----------
             TRANSPORTATION: FREIGHT -- 3.0%
    35,900   Heartland Express, Inc.(c).......      798,775
    33,800   Knight Transportation, Inc.(c)...      841,620
                                                -----------
                                                  1,640,395
                                                -----------
             TOTAL COMMON STOCKS
               (Cost $46,700,899).............   52,440,214
                                                -----------
             REGULATED INVESTMENT COMPANIES -- 6.1%
 1,933,787   BlackRock Tempcash Fund(b).......    1,933,787
   828,766   Dreyfus Cash Management Plus
               Fund(b)........................      828,766
   279,905   Merrill Lynch Premier
               Institutional Fund(b)..........      279,905
   364,657   Merrimac Cash Fund -- Premium
               Class(b).......................      364,657
                                                -----------
             TOTAL REGULATED INVESTMENT
               COMPANIES
               (Cost $3,407,115)..............    3,407,115
                                                -----------
PRINCIPAL
---------
             SHORT TERM CORPORATE NOTES -- 4.8%
$  110,502   Canadian Imperial Bank of
               Commerce, Floating Rate,
               1.54%, 11/04/03(+)(b)..........      110,502
   276,255   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.53%, 07/02/03(+)(b)..........      276,255
   442,009   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.21%, 08/04/03(+)(b)..........      442,009
   176,804   Goldman Sachs Group, Inc.,
               Floating Rate,
               1.13%, 09/17/03(+)(b)..........      176,804
    55,251   Merrill Lynch & Company, Floating
               Rate,
               1.62%, 11/26/03(+)(b)..........       55,251
   221,004   Morgan Stanley, Floating Rate,
               1.43%, 09/26/03(+)(b)..........      221,004
 1,381,277   Morgan Stanley, Floating Rate,
               1.43%, 12/16/03(+)(b)..........    1,381,277
                                                -----------
             TOTAL SHORT TERM CORPORATE NOTES
               (Cost $2,663,102)..............    2,663,102
                                                -----------

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                          VALUE
---------                                       -----------
             TIME DEPOSITS -- 3.3%
$  276,255   American Express Centurion Bank,
               1.26%, 07/07/03(b).............  $   276,255
   221,004   Bank of Montreal,
               1.08%, 07/02/03(b).............      221,004
    45,607   Bank of Montreal,
               1.15%, 07/09/03(b).............       45,607
   552,511   Bank of Novia Scotia,
               1.03%, 07/08/03(b).............      552,511
   331,506   Credit Agricole Indosuez,
               0.94%, 07/01/03(b).............      331,506
   176,803   Credit Agricole Indosuez,
               1.05%, 08/26/03(b).............      176,803
   110,502   Den Danske Bank,
               1.04%, 07/24/03(b).............      110,502
   110,502   Royal Bank of Scotland,
               1.05%, 07/28/03(b).............      110,502
                                                -----------
             TOTAL TIME DEPOSITS
               (Cost $1,824,690)..............    1,824,690
                                                -----------
             COMMERCIAL PAPER -- 0.2%
   110,502   Morgan Stanley, Floating Rate,
               1.46%, 01/29/04(+)(b) (Cost
               $110,502)......................      110,502
                                                -----------
             TOTAL SECURITIES
               (Cost $54,706,308).............   60,445,623
                                                -----------

PRINCIPAL                                          VALUE
---------                                       -----------
             REPURCHASE AGREEMENTS -- 5.9%
$3,134,892   With Investors Bank and Trust,
               dated 06/30/03, 0.75%, due
               07/01/03, repurchase proceeds
               at maturity $3,134,957
               (Collateralized by Small
               Business Administration,
               4.125%, due 07/25/26, with a
               value of $3,291,636)...........  $ 3,134,892
   110,502   With Morgan Stanley, dated
               06/30/03, 1.48%, due 07/01/03
               repurchase proceeds at maturity
               $110,507 (Collateralized by
               Vodafone Group PLC, 7.75%, due
               02/15/10, with a value of $273,
               Verizon Global Funding Corp.,
               6.875%, due 06/15/12, with a
               value of $32, Prudential
               Funding LLC, 6.60%, due
               05/15/08, with a value of
               $18,764, Jersey Central Power &
               Lighting Company, 4.80%, due
               06/15/18, with a value of
               $1,055, Corporation Andina de
               Fomento, 7.375%, due 01/18/11,
               with a value of $26,287, Abbey
               National Capital Trust, 8.963%,
               due 06/30/30, with a value of
               $54,708 and Vodafone Group PLC,
               7.875%, due 02/15/30, with a
               value of $9,880)(b)                  110,502
                                                -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $3,245,394)..............    3,245,394
                                                -----------
             Total Investments -- 115.0%
               (Cost $57,951,702).............   63,691,017
             Liabilities less other
               assets -- (15.0)%..............   (8,287,522)
                                                -----------
             NET ASSETS -- 100.0%.............  $55,403,495
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $57,951,702.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $5,999,639
    Gross unrealized depreciation............    (260,324)
                                               ----------
    Net unrealized appreciation..............  $5,739,315
                                               ==========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.9%
              APPAREL: RETAIL -- 2.5%
    410,000   The Gap, Inc.(a)...............  $  7,691,600
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.7%
    138,000   Advanced Auto Parts, Inc.(c)...     8,404,200
                                               ------------
              BANKS -- 2.4%
    250,001   New York Community Bancorp,
                Inc.(a)......................     7,272,529
                                               ------------
              BROADCAST SERVICES/MEDIA -- 4.6%
    181,000   Comcast Corp. -- Class A(c)....     5,462,580
    247,090   EchoStar Communications --
                Class A(c)...................     8,554,256
                                               ------------
                                                 14,016,836
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 14.7%
    468,035   Amdocs, Ltd.(c)................    11,232,839
    300,000   Computer Associates
                International, Inc.(a).......     6,684,000
     68,000   Electronic Arts, Inc.(c).......     5,031,320
    490,000   Foundry Networks, Inc.(c)......     7,056,000
    190,000   Hyperion Solutions Corp.(c)....     6,414,400
    130,000   Mercury Interactive
                Corp.(a)(c)..................     5,019,300
     57,000   Synopsys, Inc.(a)(c)...........     3,525,450
                                               ------------
                                                 44,963,309
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
    175,000   Dell Computer Corp.(c).........     5,593,000
     67,000   Lexmark International Group,
                Inc.(c)......................     4,741,590
                                               ------------
                                                 10,334,590
                                               ------------
              ELECTRONICS -- 2.4%
    128,000   FLIR Systems, Inc.(a)(c).......     3,859,200
     45,000   Harman International
                Industries, Inc. ............     3,561,300
                                               ------------
                                                  7,420,500
                                               ------------
              ENVIRONMENTAL MANAGEMENT SERVICES -- 1.1%
     90,000   Stericycle, Inc.(a)(c).........     3,463,200
                                               ------------
              FINANCIAL SERVICES -- 7.0%
    190,000   American Express Company.......     7,943,900
    151,305   Capital One Financial Corp. ...     7,441,180
    139,000   Citigroup, Inc. ...............     5,949,200
                                               ------------
                                                 21,334,280
                                               ------------
              FOOD AND BEVERAGE -- 2.5%
    240,000   Dean Foods Company(c)..........     7,560,000
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE -- 3.9%
    125,000   Arch Capital Group, Ltd.(c)....  $  4,341,250
    146,600   W.R. Berkley Corp. ............     7,725,820
                                               ------------
                                                 12,067,070
                                               ------------
              INTERNET SERVICES -- 12.0%
    562,460   Ask Jeeves, Inc.(c)............     7,733,825
    300,000   Cisco Systems, Inc.(c).........     4,977,000
    150,000   j2 Global Communications,
                Inc.(a)(c) ..................     6,897,000
    195,000   RADWARE, Ltd.(c)...............     3,340,350
     77,775   Symantec Corp.(a)(c)...........     3,411,212
    410,000   United Online, Inc.(a)(c)......    10,389,400
                                               ------------
                                                 36,748,787
                                               ------------
              MANUFACTURING -- 2.3%
    105,000   Danaher Corp.(a)...............     7,145,250
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 8.2%
    108,000   Anthem, Inc.(c)................     8,332,200
    360,000   Caremark Rx, Inc.(c)...........     9,244,800
    225,000   Health Net, Inc.(c)............     7,413,750
                                               ------------
                                                 24,990,750
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 8.9%
    108,000   Advanced Neuromodulation
                Systems, Inc.(c).............     5,591,160
    250,000   Cooper Companies, Inc.(a)......     8,692,500
    132,000   St. Jude Medical, Inc.(c)......     7,590,000
     92,000   Varian Medical Systems,
                Inc.(c)......................     5,296,440
                                               ------------
                                                 27,170,100
                                               ------------
              OIL, COAL AND GAS -- 2.2%
     65,000   Pogo Producing Company.........     2,778,750
    200,001   XTO Energy, Inc. ..............     4,022,020
                                               ------------
                                                  6,800,770
                                               ------------
              PHARMACEUTICALS -- 4.7%
    160,000   Pharmaceutical Resources,
                Inc.(a)(c) ..................     7,785,600
    164,110   Watson Pharmaceuticals,
                Inc.(a)(c) ..................     6,625,121
                                               ------------
                                                 14,410,721
                                               ------------
              RESEARCH AND DEVELOPMENT -- 3.8%
     80,000   Amgen, Inc.(c).................     5,358,400
    110,000   Gilead Sciences, Inc.(c).......     6,113,800
                                               ------------
                                                 11,472,200
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL -- 3.6%
     92,000   Coach, Inc.(c).................  $  4,576,080
    344,000   Staples, Inc.(c)...............     6,312,400
                                               ------------
                                                 10,888,480
                                               ------------
              RETAIL: RESTAURANTS -- 1.1%
     90,000   Brinker International,
                Inc.(c)......................     3,241,800
                                               ------------
              SEMICONDUCTORS -- 3.9%
    476,375   Entegris, Inc.(c)..............     6,402,480
    158,000   Marvell Technology Group,
                Ltd.(c) .....................     5,430,460
                                               ------------
                                                 11,832,940
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.0%
    340,000   Nextel Communications,
                Inc. -- Class A(a)(c)........     6,147,200
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $257,460,344)..........   305,377,112
                                               ------------
              REGULATED INVESTMENT COMPANIES -- 10.4%
 18,087,912   BlackRockTempcash Fund(b)......    18,087,912
  7,751,963   Dreyfus Cash Management Plus
                Fund(b)......................     7,751,963
  2,618,126   Merrill Lynch Premier
                Institutional Fund(b)........     2,618,126
  3,410,864   Merrimac Cash Fund -- Premium
                Class(b).....................     3,410,864
                                               ------------
              TOTAL REGULATED INVESTMENT
                COMPANIES
                (Cost $31,868,865)...........    31,868,865
                                               ------------
 PRINCIPAL
 ---------
              SHORT TERM CORPORATE NOTES -- 8.2%
$ 1,033,595   Canadian Imperial Bank of
                Commerce, Floating Rate,
                1.54%, 11/04/03(+)(b)........     1,033,595
  2,583,987   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.53%, 07/02/03(+)(b)........     2,583,987
  4,134,380   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.21%, 08/04/03(+)(b)........     4,134,380
  1,653,752   Goldman Sachs Group, Inc.,
                Floating Rate,
                1.13%, 09/17/03(+)(b)........     1,653,752
    516,797   Merrill Lynch & Company,
                Floating Rate,
                1.62%, 11/26/03(+)(b)........       516,797

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES (CONTINUED)
$ 2,067,190   Morgan Stanley, Floating Rate,
                1.43%, 09/26/03(+)(b)........  $  2,067,190
 12,919,938   Morgan Stanley, Floating Rate,
                1.43%, 12/16/03(+)(b)........    12,919,938
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES
                (Cost $24,909,639)...........    24,909,639
                                               ------------
              TIME DEPOSITS -- 5.6%
  2,583,987   American Express Centurion
                Bank, 1.26%, 07/07/03(b).....     2,583,987
  2,067,190   Bank of Montreal,
                1.08%, 07/02/03(b)...........     2,067,190
    426,591   Bank of Montreal,
                1.15%, 07/09/03(b)...........       426,591
  5,167,975   Bank of Novia Scotia,
                1.03%, 07/08/03(b)...........     5,167,975
  3,100,785   Credit Agricole Indosuez,
                0.94%, 07/01/03(b)...........     3,100,785
  1,653,752   Credit Agricole Indosuez,
                1.05%, 08/26/03(b)...........     1,653,752
  1,033,595   Den Danske Bank,
                1.04%, 07/24/03(b)...........     1,033,595
  1,033,595   Royal Bank of Scotland,
                1.05%, 07/28/03(b)...........     1,033,595
                                               ------------
              TOTAL TIME DEPOSITS
                (Cost $17,067,470)...........    17,067,470
                                               ------------
              COMMERCIAL PAPER -- 0.3%
  1,033,595   Morgan Stanley, Floating Rate,
                1.46%, 01/29/04(+)(b)
                (Cost $1,033,595)............     1,033,595
                                               ------------
              TOTAL SECURITIES
                (Cost $332,339,913)..........   380,256,681
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS -- 0.9%
$ 1,817,298   With Investors Bank and Trust,
                dated 06/30/03, 0.75%,
                07/01/03, repurchase proceeds
                at maturity $1,817,336
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                5.455%, due 09/01/18, with a
                value of $1,908,458).........  $  1,817,298
  1,033,595   With Morgan Stanley, dated
                06/30/03, 1.48%, due 07/01/03
                repurchase proceeds at
                maturity $1,033,637
                (Collateralized by Vodafone
                Group PLC, 7.75%, due
                02/15/10, with a value of
                $25,631, Verizon Global
                Funding Corp., 6.875%, due
                06/15/12, with a value of
                $2,982, Prudential Funding
                LLC, 6.60%, due 05/15/08,
                with a value of $1,759,514,
                Jersey Central Power &
                Lighting Company, 4.80%, due
                06/15/18, with a value of
                $98,951, Corporation Andina
                de Fomento, 7.375%, due
                01/18/11, with a value of
                $2,464,950, Abbey National
                Capital Trust, 8.963%, due
                06/30/30, with a value of
                $5,130,089 and Vodafone Group
                PLC, 7.875%, due 02/15/30,
                with a value of
                $926,455)(b).................     1,033,595
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $2,850,893)............     2,850,893
                                               ------------
              Total Investments -- 125.3%
                (Cost $335,190,806)..........   383,107,574
              Liabilities less other
                assets -- (25.3)%............   (77,448,226)
                                               ------------
              NET ASSETS -- 100.00%..........  $305,659,348
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $335,190,806.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $49,136,948
    Gross unrealized depreciation..........   (1,220,180)
                                             -----------
    Net unrealized appreciation............  $47,916,768
                                             ===========

---------------

(a) All or part of this security is on loan.

(b) Collateral for securities on loan.

(c) Non-income producing security.

(+) Variable rate security. Interest rate is based on the Federal Funds Rate.
    The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES -- 96.7%
             ADVERTISING -- 0.7%
$  165,000   R.H. Donnelley Finance Corp.
               I -- 144A,
               8.88%, 12/15/10...............  $    183,150
 1,045,000   R.H. Donnelley Finance Corp.
               I -- 144A,
               10.88%, 12/15/12..............     1,222,650
                                               ------------
                                                  1,405,800
                                               ------------
             AEROSPACE AND DEFENSE -- 0.7%
   310,000   K&F Industries, Series B,
               9.63%, 12/15/10...............       345,650
   680,000   Titan Corp. -- 144A,
               8.00%, 05/15/11...............       724,200
   355,000   Vought Aircraft
               Industries, Inc. -- 144A,
               8.00%, 07/15/11...............       358,550
                                               ------------
                                                  1,428,400
                                               ------------
             AGRICULTURAL EQUIPMENT -- 0.1%
   250,000   AGCO Corp.,
               9.50%, 05/01/08...............       271,250
                                               ------------
             AIRLINES -- 2.8%
 1,080,000   American Airlines, Series 01-2,
               7.80%, 10/01/06...............       747,521
   295,000   American Airlines, Series 01-2,
               7.86%, 10/01/11...............       290,091
   830,317   Continental Airlines, Inc.,
               Series 01-1,
               7.03%, 06/15/11...............       658,396
    91,557   Continental Airlines, Inc.,
               Series 98-3,
               7.08%, 11/01/04...............        82,928
   460,000   Continental Airlines, Inc.,
               Series 99-2,
               7.43%, 09/15/04...............       406,154
 1,615,000   Delta Air Lines,
               7.70%, 12/15/05...............     1,421,200
 1,280,000   Dunlop Standard Aerospace
               Holdings,
               11.88%, 05/15/09..............     1,382,400
   175,000   Northwest Airlines, Inc.,
               8.52%, 04/07/04...............       164,500
   455,000   Northwest Airlines, Inc.,
               9.88%, 03/15/07...............       361,725
   430,000   Offshore Logistic,
               6.13%, 06/15/13...............       433,225
                                               ------------
                                                  5,948,140
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             APPAREL: MANUFACTURING -- 2.7%
$1,245,000   GFSI, Inc., Series B,
               9.63%, 03/01/07...............  $  1,064,475
 1,325,000   Oxford Industries, Inc. -- 144A,
               8.88%, 06/01/11...............     1,397,875
   620,000   Phillips Van-Heusen -- 144A,
               8.13%, 05/01/13...............       639,375
   970,000   Tropical Sportswear
               International, Series A,
               11.00%, 06/15/08..............     1,003,950
 1,345,000   William Carter, Series B,
               10.88%, 08/15/11..............     1,526,575
                                               ------------
                                                  5,632,250
                                               ------------
             APPAREL: RETAIL -- 0.7%
 1,295,000   Mothers Work, Inc.,
               11.25%, 08/01/10..............     1,405,075
                                               ------------
             AUTOMOBILE -- 0.1%
   300,000   General Motors,
               7.13%, 07/15/13...............       298,188
                                               ------------
             AUTOMOBILE: RENTAL -- 0.1%
   310,000   Williams Scotsman, Inc.,
               9.88%, 06/01/07...............       305,350
                                               ------------
             AUTOMOTIVE EQUIPMENT -- 2.4%
 1,580,000   Collins & Aikman, Series B,
               9.75%, 02/15/10...............     1,659,000
   900,000   Dana Corp.,
               10.13%, 03/15/10..............       996,750
   790,000   Dura Operating Corp., Series B,
               8.63%, 04/15/12...............       813,700
   365,000   Rexnord Corp. -- 144A,
               10.13%, 12/15/12..............       403,325
   510,000   Tenneco Automotive,
               Inc. -- 144A,
               10.25%, 07/15/13..............       518,925
   545,000   TRW Automotive, Inc. -- 144A,
               11.00%, 02/15/13..............       596,775
                                               ------------
                                                  4,988,475
                                               ------------
             BROADCAST SERVICES/MEDIA -- 7.4%
 1,160,000   Charter Communication Holdings,
               10.00%, 04/01/09..............       893,200
 1,650,000   Charter Communication Holdings,
               10.25%, 01/15/10..............     1,254,000
 1,305,000   Charter Communication Holdings,
               zero coupon, 01/15/11(1)......       685,125
   800,000   Charter Communication Holdings,
               10.00%, 05/15/11..............       580,000
   425,000   Charter Communications LLC,
               10.75%, 10/01/09..............       331,500

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             BROADCAST SERVICES/MEDIA (CONTINUED)
$  285,000   Charter Communications LLC,
               zero coupon, 04/01/11(1)......  $    188,813
 1,265,000   Corus Entertainment, Inc.,
               8.75%, 03/01/12...............     1,366,200
    95,000   CSC Holdings, Inc.,
               7.88%, 12/15/07...............        97,613
   400,000   CSC Holdings, Inc.,
               10.50%, 05/15/16..............       438,000
   350,000   DirecTV Holdings -- 144A,
               8.38%, 03/15/13...............       392,000
    70,000   Echostar DBS Corp.,
               9.13%, 01/15/09...............        78,575
   325,000   Entravision Communication Corp.,
               8.13%, 03/15/09...............       339,625
    70,000   Granite Broadcasting Corp.,
               9.38%, 12/01/05...............        69,650
 1,855,000   Insight Communications,
               zero coupon, 02/15/11(1)......     1,548,924
   305,000   Lodgenet Entertainment,
               9.50%, 06/15/13...............       314,150
   120,000   Mediacom Broadband LLC,
               11.00%, 07/15/13..............       134,100
 1,015,000   Nexstar Financial Holdings LLC,
               Inc. -- 144A,
               zero coupon, 04/01/13(1)......       681,319
   360,000   Nextmedia Operating, Inc.,
               10.75%, 07/01/11..............       405,000
   580,000   ONO Finance PLC,
               13.00%, 05/01/09..............       456,025
   900,000   ONO Finance PLC,
               14.00%, 02/15/11..............       707,625
 1,165,000   Paxson Communications,
               zero coupon, 01/15/09(1)......       978,600
 1,000,000   Pegasus Communications Corp.,
               Series B,
               9.63%, 10/15/05...............       920,000
   250,000   Pegasus Communications Corp.,
               Series B,
               9.75%, 12/01/06...............       228,750
   765,000   Pegasus Satellite,
               12.38%, 08/01/06..............       719,100
 1,940,000   Pegasus Satellite -- 144A,
               11.25%, 01/15/10..............     1,823,599
                                               ------------
                                                 15,631,493
                                               ------------
             CHEMICALS -- 4.9%
 1,290,000   Avecia Group PLC,
               11.00%, 07/01/09..............     1,173,900

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CHEMICALS (CONTINUED)
$  655,000   Equistar Chemical -- 144A,
               10.63%, 05/01/11..............  $    674,650
   720,000   Hercules, Inc.,
               11.13%, 11/15/07..............       842,400
 1,050,000   HMP Equity Holdings Corp.,
               zero coupon, 05/15/08.........       535,500
 1,095,000   IMC Global, Inc.,
               7.63%, 11/01/05...............     1,166,175
   675,000   IMC Global, Inc., Series B,
               11.25%, 06/01/11..............       705,375
   230,000   Lyondell Chemical Company,
               9.50%, 12/15/08...............       219,650
   900,000   Lyondell Chemical Company,
               11.13%, 07/15/12..............       927,000
   550,000   Lyondell Chemical Company,
               Series A,
               9.63%, 05/01/07...............       541,750
   360,000   Macdermid, Inc.,
               9.13%, 07/15/11...............       404,100
   530,000   Methanex Corp.,
               8.75%, 08/15/12...............       596,250
   225,000   Noveon, Inc., Series B,
               11.00%, 02/28/11..............       256,500
 1,870,000   OM Group Inc.,
               9.25%, 12/15/11...............     1,832,600
   210,000   Texas Petrochemical Corp.,
               11.13%, 07/01/06(b)...........        57,750
   460,000   United Industries Corp. -- 144A,
               9.88%, 04/01/09...............       487,600
                                               ------------
                                                 10,421,200
                                               ------------
             COMMERCIAL SERVICES -- 0.4%
   840,000   Coinmach Corp.,
               9.00%, 02/01/10...............       903,000
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 0.5%
   365,000   Cooperative Computing -- 144A,
               10.50%, 06/15/11..............       375,950
   680,000   Digitalnet, Inc. -- 144A,
               9.00%, 07/15/10...............       680,000
                                               ------------
                                                  1,055,950
                                               ------------
             COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
   440,000   Danka Business Systems -- 144A,
               11.00%, 06/15/10..............       435,600
 1,940,000   Xerox Capital Trust I,
               8.00%, 02/01/27...............     1,648,999
   610,000   Xerox Corp.,
               7.13%, 06/15/10...............       612,288

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             COMPUTERS AND OFFICE EQUIPMENT (CONTINUED)
$  610,000   Xerox Corp.,
               7.63%, 06/15/13...............  $    613,813
                                               ------------
                                                  3,310,700
                                               ------------
             CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
 1,405,000   Associated Materials, Inc.,
               9.75%, 04/15/12...............     1,540,231
 1,085,000   Dayton Superior Corp. -- 144A,
               10.75%, 09/15/08..............     1,079,575
    70,000   Ryland Group, Inc.,
               9.75%, 09/01/10...............        80,850
                                               ------------
                                                  2,700,656
                                               ------------
             CONSUMER GOODS AND SERVICES -- 2.2%
   520,000   Amscan Holdings, Inc.,
               9.88%, 12/15/07...............       530,400
 1,520,000   Fedders North America,
               9.38%, 08/15/07...............     1,269,200
   245,000   Fedders North America, Series B,
               9.38%, 08/15/07...............       204,575
   300,000   Mobile Mini, Inc. -- 144A,
               9.50%, 07/01/13...............       312,000
   780,000   Resolution Performance,
               9.50%, 04/15/10...............       815,100
 1,125,000   Resolution Performance,
               13.50%, 11/15/10..............     1,130,625
   285,000   Weight Watchers International,
               Inc.,
               13.00%, 10/01/09..............       329,175
                                               ------------
                                                  4,591,075
                                               ------------
             CONTAINERS AND PACKAGING -- 3.6%
   455,000   Bway Corp. -- 144A,
               10.00%, 10/15/10..............       464,100
   390,000   Consolidated Container Company,
               10.13%, 07/15/09..............       236,925
   365,000   Crown Euro Holdings SA -- 144A,
               9.50%, 03/01/11...............       396,025
 1,990,000   Crown Euro Holdings SA 144A,
               10.88%, 03/01/13..............     2,179,050
   190,000   Graham Packaging, Series B,
               8.75%, 01/15/08...............       190,000
   320,000   Graham Packaging, Series B,
               10.75%, 01/15/09..............       331,200
   125,000   Graphic Packaging Corp.,
               8.63%, 02/15/12...............       128,125
   180,000   Hexcel Corp. -- 144A,
               9.88%, 10/01/08...............       198,900
   300,000   Kappa Beheer BV,
               10.63%, 07/15/09..............       322,875

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             CONTAINERS AND PACKAGING (CONTINUED)
$1,150,000   Owens-Brockway Glass
               Containers -- 144A,
               8.25%, 05/15/13...............  $  1,207,500
   870,000   Riverwood International,
               10.88%, 04/01/08..............       896,100
   640,000   Smurfit-Stone Container Corp.,
               8.25%, 10/01/12...............       689,600
   270,000   Stone Container Corp.,
               8.38%, 07/01/12...............       290,925
                                               ------------
                                                  7,531,325
                                               ------------
             DISTRIBUTION -- 0.1%
   300,000   Aviall, Inc. -- 144A,
               7.63%, 07/01/11...............       305,625
                                               ------------
             ELECTRONICS -- 1.7%
   775,000   Muzak LLC,
               10.00%, 02/15/09..............       815,688
 1,380,000   Muzak LLC,
               9.88%, 03/15/09...............     1,317,900
   650,000   Muzak LLC,
               zero coupon, 03/15/10(1)......       523,250
   905,000   Sanmina-Sci Corp. -- 144A,
               10.38%, 01/15/10..............     1,013,600
                                               ------------
                                                  3,670,438
                                               ------------
             ENVIRONMENTAL MANAGEMENT SERVICES -- 1.9%
   760,000   Allied Waste North America
               Industries, Inc., -- 144A,
               9.25%, 09/01/12...............       841,700
 1,380,000   Allied Waste North America
               Industries, Inc., Series B,
               10.00%, 08/01/09..............     1,473,150
 1,550,000   Synagro Technologies, Inc.,
               9.50%, 04/01/09...............     1,666,250
                                               ------------
                                                  3,981,100
                                               ------------
             FINANCIAL SERVICES -- 2.0%
   745,000   Arch Western Finance -- 144A,
               6.75%, 07/01/13...............       767,350
   405,000   IOS Capital LLC,
               7.25%, 06/30/08...............       397,913
 1,350,000   MDP Acquisitions PLC,
               9.63%, 10/01/12...............     1,498,500
 1,325,000   Orion Power Holdings Inc.,
               12.00%, 05/01/10..............     1,543,625
                                               ------------
                                                  4,207,388
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             FOOD AND BEVERAGE -- 4.6%
$1,130,000   American Seafood Group LLC,
               10.13%, 04/15/10..............  $  1,288,200
   590,000   Burns, Philp and Company,
               Ltd. -- 144A,
               9.50%, 11/15/10...............       622,450
   815,000   Burns, Philp and Company,
               Ltd. -- 144A,
               9.75%, 07/15/12...............       798,700
 1,365,000   Doane Pet Care Company,
               10.75%, 03/01/10..............     1,494,675
   485,000   Dominos, Inc. -- 144A,
               8.25%, 07/01/11...............       503,188
   305,000   Le-Natures, Inc. -- 144A,
               9.00%, 06/15/13...............       315,675
   795,000   Luigino's, Inc.,
               10.00%, 02/01/06..............       830,775
   295,000   Merisant Company -- 144A,
               9.50%, 07/15/13...............       306,800
 1,700,000   Michael Foods, Series B,
               11.75%, 04/01/11..............     1,963,500
 1,589,000   New World Pasta Company,
               9.25%, 02/15/09...............       508,480
 1,000,000   Premier International Foods PLC,
               12.00%, 09/01/09..............     1,125,000
                                               ------------
                                                  9,757,443
                                               ------------
             LEISURE AND RECREATION -- 9.0%
   350,000   Ameristar Casinos, Inc.,
               10.75%, 02/15/09..............       398,563
   420,000   AMF Bowling Worldwide,
               13.00%, 02/28/08..............       459,900
   625,000   Bally Total Fitness
               Holding -- 144A,
               10.50%, 07/15/11..............       628,125
 1,080,000   Carmike Cinemas,
               10.38%, 02/01/09..............     1,139,400
   400,000   Extended Stay America, Inc.,
               9.88%, 06/15/11...............       432,000
   145,000   Hard Rock Hotel, Inc. -- 144A,
               8.88%, 06/01/13...............       152,250
   185,000   HMH Properties, Inc., Series B,
               7.88%, 08/01/08...............       188,700
 1,040,000   Hockey Company,
               11.25%, 04/15/09..............     1,149,200
   640,000   Hollywood Casino Shreveport,
               13.00%, 08/01/06(a)...........       438,400
   275,000   John Q. Hamons Hotels, Series B,
               8.88%, 05/15/12...............       290,125
 1,000,000   Kerzner International,
               8.88%, 08/15/11...............     1,087,500

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             LEISURE AND RECREATION (CONTINUED)
$1,000,000   Majestic Star LLC, Series B,
               10.88%, 07/01/06..............  $  1,051,250
   300,000   Mandalay Resort Group,
               9.50%, 08/01/08...............       345,000
 1,085,000   Mandalay Resort Group, Series B,
               10.25%, 08/01/07..............     1,231,475
   805,000   MGM Mirage, Inc.,
               9.75%, 06/01/07...............       917,700
 1,125,000   Penn National Gaming, Inc.,
               Series B,
               11.13%, 03/01/08..............     1,251,563
   190,000   Royal Caribbean Cruises,
               7.25%, 08/15/06...............       194,750
   125,000   Royal Caribbean Cruises,
               8.00%, 05/15/10...............       130,625
 2,000,000   Royal Caribbean Cruises,
               8.75%, 02/02/11...............     2,129,999
   390,000   Royal Caribbean Cruises,
               7.25%, 03/15/18...............       353,925
   470,000   Six Flags, Inc.,
               9.50%, 02/01/09...............       465,300
   605,000   Six Flags, Inc. -- 144A,
               9.75%, 06/15/07...............       601,975
 1,785,000   Venetian Casino Resort/Las Vegas
               Sands,
               11.00%, 06/15/10..............     2,021,512
 1,800,000   Waterford Gaming LLC -- 144A,
               8.63%, 09/15/12...............     1,899,000
   300,000   Worldspan LP/WS Financial
               Corp. -- 144A,
               9.63%, 06/15/11...............       310,500
                                               ------------
                                                 19,268,737
                                               ------------
             MACHINERY -- 2.0%
   725,000   Flowserve Corp.,
               12.25%, 08/15/10..............       848,250
 1,350,000   Terex Corp.,
               9.25%, 07/15/11...............     1,458,000
 1,345,000   Terex Corp., Series B,
               10.38%, 04/01/11..............     1,492,950
   470,000   The Manitowoc Company, Inc.,
               10.50%, 08/01/12..............       524,050
                                               ------------
                                                  4,323,250
                                               ------------
             MANUFACTURING -- 1.7%
   465,000   Avondale Mills, Inc. -- 144A,
               10.25%, 07/01/13..............       466,163
   885,000   Dresser, Inc.,
               9.38%, 04/15/11...............       915,974

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             MANUFACTURING (CONTINUED)
$   95,000   Fastentech, Inc. -- 144A,
               11.50%, 05/01/11..............  $     95,950
   490,000   Foamex LP,
               10.75%, 04/01/09..............       394,450
   445,000   Louisiana Pacific Corp.,
               10.88%, 11/15/08..............       509,525
   340,000   Tekni-Plex, Inc. -- 144A,
               12.75%, 06/15/10..............       333,200
   545,000   Transdigm, Inc.,
               10.38%, 12/01/08..............       593,467
   720,000   Venture Holdings Trust, Series
               B,
               9.50%, 07/01/05(b)............       203,400
                                               ------------
                                                  3,512,129
                                               ------------
             MEDICAL AND OTHER HEALTH SERVICES -- 1.9%
   565,000   Magellan Health
               Services -- 144A,
               9.38%, 11/15/07(b)............       567,825
 1,030,000   Pacificare Health System,
               10.75%, 06/01/09..............     1,187,075
   450,000   Rotech Healthcare, Inc.,
               9.50%, 04/01/12...............       464,625
   660,000   Select Medical Corp.,
               9.50%, 06/15/09...............       720,225
 1,100,000   Vanguard Health Systems,
               9.75%, 08/01/11...............     1,100,000
                                               ------------
                                                  4,039,750
                                               ------------
             MEDICAL EQUIPMENT AND SUPPLIES -- 1.4%
 1,060,000   Advanced Medical Optics,
               9.25%, 07/15/10...............     1,155,400
   120,000   Alliance Imaging,
               10.38%, 04/15/11..............       126,000
   175,000   Hanger Orthopedic Group, Inc.,
               10.38%, 02/15/09..............       194,250
 1,375,000   Medquest, Inc., Series B,
               11.88%, 08/15/12..............     1,436,875
                                               ------------
                                                  2,912,525
                                               ------------
             METALS AND MINING -- 0.7%
   275,000   AK Steel Corp.,
               7.88%, 02/15/09...............       235,125
   190,000   AK Steel Corp.,
               7.75%, 06/15/12...............       158,650
   495,000   United States Steel LLC,
               10.75%, 08/01/08..............       522,225
   485,000   United States Steel LLC,
               9.75%, 05/15/10...............       494,700
                                               ------------
                                                  1,410,700
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL AND GAS: PIPELINES -- 6.2%
$  365,000   ANR Pipeline Company -- 144A,
               8.88%, 03/15/10...............  $    400,588
   925,000   Dynegy Holdings, Inc.,
               8.13%, 03/15/05...............       904,188
   440,000   Dynegy Holdings, Inc.,
               7.45%, 07/15/06...............       421,300
 1,900,000   Dynegy Holdings, Inc.,
               6.88%, 04/01/11...............     1,605,500
   195,000   Dynegy Holdings, Inc.,
               7.63%, 10/15/26...............       159,900
 2,610,000   El Paso Corp.,
               7.00%, 05/15/11...............     2,388,149
   690,000   Gulfterra Energy
               Partner -- 144A,
               8.50%, 06/01/10...............       741,750
   685,000   Gulfterra Energy
               Partner -- 144A,
               10.63%, 12/01/12..............       794,600
   630,000   Gulfterra Energy Partner, Series
               B,
               8.50%, 06/01/11...............       677,250
   380,000   Northwest Pipeline Corp.,
               8.13%, 03/01/10...............       410,400
   780,000   Southern Natural Gas,
               8.00%, 03/01/32...............       847,275
   275,000   Southern Natural Gas -- 144A,
               8.88%, 03/15/10...............       301,125
 1,100,000   Transmontaigne, Inc. -- 144A,
               9.13%, 06/01/10...............     1,164,625
 1,030,000   Williams Companies, Inc.,
               8.63%, 06/01/10...............     1,081,500
 1,235,000   Williams Companies, Inc., Series
               A,
               6.75%, 01/15/06(c)............     1,222,650
                                               ------------
                                                 13,120,800
                                               ------------
             OIL, COAL AND GAS -- 5.1%
   630,000   AmeriGas Partners, Series B,
               8.88%, 05/20/11...............       689,850
   210,000   Chesapeake Energy Corp., Series
               B,
               8.50%, 03/15/12...............       223,125
   590,000   Clark R&M, Inc.,
               8.88%, 11/15/07...............       604,750
 1,840,000   Comstock Resources, Inc.,
               11.25%, 05/01/07..............     2,014,800
   600,000   Continental Resources,
               10.25%, 08/01/08..............       606,000
   115,000   Grey Wolf, Inc.,
               8.88%, 07/01/07...............       119,025
   100,000   Grey Wolf, Inc., Series C,
               8.88%, 07/01/07...............       103,250
 1,900,000   Petrobras International Finance,
               9.13%, 07/02/13...............     1,907,125

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             OIL, COAL AND GAS (CONTINUED)
$1,859,550   Port Arthur Finance Corp.,
               12.50%, 01/15/09..............  $  2,184,971
   440,000   Ram Energy, Inc.,
               11.50%, 02/15/08..............       156,750
 1,295,000   Sesi LLC,
               8.88%, 05/15/11...............     1,398,600
 1,015,000   Trico Marine Services, Inc.,
               8.88%, 05/15/12...............       877,975
                                               ------------
                                                 10,886,221
                                               ------------
             PAPER AND FOREST PRODUCTS -- 1.7%
 1,295,000   Georgia-Pacific Corp.,
               9.50%, 12/01/11...............     1,432,594
 1,385,000   Georgia-Pacific Corp. -- 144A,
               9.38%, 02/01/13...............     1,533,887
   525,000   Longview Fibre Company,
               10.00%, 01/15/09..............       585,375
                                               ------------
                                                  3,551,856
                                               ------------
             PRINTING AND PUBLISHING -- 2.1%
   435,000   American Color Graphics -- 144A,
               10.00%, 06/15/10..............       435,000
   300,000   American Media Operation, Series
               B,
               10.25%, 05/01/09..............       325,500
 1,195,000   Canwest Media, Inc.,
               10.63%, 05/15/11..............     1,368,275
   405,000   CBD Media/CBD Finance -- 144A,
               8.63%, 06/01/11...............       419,175
   245,000   Dex Media East LLC,
               9.88%, 11/15/09...............       274,400
   835,000   Liberty Group Operating,
               9.38%, 02/01/08...............       847,525
   695,000   Vertis, Inc., Series B,
               10.88%, 06/15/09..............       698,475
                                               ------------
                                                  4,368,350
                                               ------------
             REAL ESTATE DEVELOPMENT AND MANAGEMENT -- 0.2%
   485,000   CBRE Escrow, Inc. -- 144A,
               9.75%, 05/15/10...............       512,281
                                               ------------
             REAL ESTATE INVESTMENT TRUSTS -- 0.4%
   530,000   Host Marriott LP, Series G,
               9.25%, 10/01/07...............       572,400
   300,000   Host Marriott LP, Series I,
               9.50%, 01/15/07...............       324,000
                                               ------------
                                                    896,400
                                               ------------

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             RESEARCH AND DEVELOPMENT -- 0.2%
$  210,000   Alaris Medical Systems, Inc.,
               7.25%, 07/01/11...............  $    213,675
   210,000   Alaris Medical Systems, Inc.,
               Series B,
               11.63%, 12/01/06..............       256,200
                                               ------------
                                                    469,875
                                               ------------
             RETAIL -- 1.0%
 1,070,000   Hollywood Entertainment,
               9.63%, 03/15/11...............     1,175,663
   485,000   Jafra Cosmetics/
               Distributors -- 144A,
               10.75%, 05/15/11..............       509,250
   190,000   Shopko Stores,
               9.25%, 03/15/22...............       175,750
   215,000   Sonic Automotive, Inc., Series
               D,
               11.00%, 08/01/08..............       228,975
                                               ------------
                                                  2,089,638
                                               ------------
             SEMICONDUCTORS -- 2.9%
   990,000   AMI Semiconductor, Inc. -- 144A,
               10.75%, 02/01/13..............     1,123,650
   960,000   Amkor Technology, Inc.,
               9.25%, 02/15/08...............     1,003,200
   150,000   Amkor Technology, Inc.,
               10.50%, 05/01/09..............       152,250
   700,000   Amkor Technology, Inc. -- 144A,
               7.75%, 05/15/13...............       668,500
   730,000   Chippac International, Ltd.,
               Series B,
               12.75%, 08/01/09..............       824,900
 1,825,000   On Semiconductor Corp.,
               13.00%, 05/15/08..............     1,852,375
   645,000   SCG Holding & Semiconductor
               Company,
               12.00%, 08/01/09..............       557,925
                                               ------------
                                                  6,182,800
                                               ------------
             SPECIAL PURPOSE ENTITY -- 3.1%
 1,159,059   Caithness Coso Funding Corp.,
               Series B,
               9.05%, 12/15/09...............     1,240,193
 1,375,000   Chukchansi Economic Development
               Authority -- 144A,
               14.50%, 06/15/09..............     1,522,813
   554,271   Hollinger Participation -- 144A,
               12.13%, 11/15/10..............       624,941
   590,000   Huntsman Adv. Materials -- 144A,
               11.00%, 07/15/10..............       616,550

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             SPECIAL PURPOSE ENTITY (CONTINUED)
$  675,000   Interline Brands, Inc. -- 144A,
               11.50%, 05/15/11..............  $    715,500
   150,000   PCA LLC/PCA Finance Corp.,
               11.88%, 08/01/09..............       164,250
 1,575,000   Universal City
               Development -- 144A,
               11.75%, 04/01/10..............     1,736,437
                                               ------------
                                                  6,620,684
                                               ------------
             SYNDICATED BANK LOANS -- 1.7%
   800,000   Century Cable Holdings, Term
               loan,
               6.75%, 06/30/09...............       681,143
 1,689,521   Huntsman Company, LLC, Term A,
               6.05%, 03/31/07...............     1,564,013
   826,689   Huntsman International, LLC,
               Term B,
               8.44%, 03/31/07...............       765,278
   982,394   IPCS, Term loan,
               zero coupon, 06/30/08 (b).....       635,609
                                               ------------
                                                  3,646,043
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 7.0%
 1,235,000   American Tower Corp.,
               9.38%, 02/01/09...............     1,247,350
 1,125,000   American Tower Escrow,
               zero coupon, 08/01/08.........       731,250
   620,000   Centennial Cellular/
               Communications -- 144A,
               10.13%, 06/15/13..............       616,900
   280,000   Centennial Communications,
               10.75%, 12/15/08..............       259,000
 2,000,000   Colt Telecommunications Group
               PLC,
               12.00%, 12/15/06..............     2,029,999
   190,000   Crown Castle International
               Corp.,
               10.75%, 08/01/11..............       208,050
   610,000   Insight Midwest, L.P./Insight
               Capital, Inc.,
               10.50%, 11/01/10..............       672,525
 1,000,000   IWO Holdings, Inc.,
               14.00%, 01/15/11..............       185,000
   535,000   LCI International, Inc.,
               7.25%, 06/15/07...............       409,275
   240,000   Nextel Communications,
               9.95%, 02/15/08...............       252,000
   580,000   Nextel Communications,
               12.00%, 11/01/08..............       626,400
 1,325,000   Nextel Partners, Inc.,
               12.50%, 11/15/09..............     1,497,250

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT AND SERVICES
               (CONTINUED)
$  460,000   Nextel Partners, Inc.,
               11.00%, 03/15/10..............  $    499,100
   295,000   Nextel Partners, Inc.,
               11.00%, 03/15/10..............       320,075
   680,000   Nextel Partners, Inc.,
               8.13%, 07/01/11...............       681,700
    89,717   NII Holdings, Ltd.,
               zero coupon, 11/01/09(1)......        67,548
 1,455,000   Nortel Networks Corp.,
               4.25%, 09/01/08...............     1,233,113
   485,000   Qwest Capital Funding Corp.,
               7.00%, 08/03/09...............       401,338
   110,000   Qwest Corp.,
               7.20%, 11/10/26...............       103,675
 1,640,000   Qwest Services Corp. -- 144A,
               13.50%, 12/15/10..............     1,861,400
   465,000   Rural Cellular Corp.,
               9.75%, 01/15/10...............       413,850
   155,000   Rural Cellular Corp., Series B,
               9.63%, 05/15/08...............       137,950
   335,000   Triton PCS, Inc. -- 144A,
               8.50%, 06/01/13...............       361,800
   202,000   Ubiquitel Operating
               Company -- 144A,
               zero coupon, 05/15/10(1)......       102,010
                                               ------------
                                                 14,918,558
                                               ------------
             TRANSPORTATION: SERVICES -- 0.8%
   380,000   Hornbeck Offshore Services,
               10.63%, 08/01/08..............       420,850
 1,115,000   Petroleum Helicopters,
               9.38%, 05/01/09...............     1,255,769
                                               ------------
                                                  1,676,619
                                               ------------
             UTILITIES -- 0.3%
   635,000   National Waterworks, Inc.,
               Series B, 10.50%, 12/01/12....       705,644
                                               ------------
             UTILITIES: ELECTRIC -- 4.8%
   490,000   AES Corp.,
               10.25%, 07/15/06..............       487,550
 1,160,000   AES Corp.,
               8.50%, 11/01/07...............     1,107,800
   143,000   AES Corp.,
               9.38%, 09/15/10...............       144,430
   500,000   AES Corp.,
               8.88%, 11/01/27...............       412,500
    70,000   AES Corp. -- 144A,
               10.00%, 07/15/05..............        72,975

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                      ------------
             CORPORATE BONDS AND NOTES (CONTINUED)
             UTILITIES: ELECTRIC (CONTINUED)
$  520,000   AES Eastern Energy, Series 99-A,
               9.00%, 01/02/17...............  $    552,825
 1,460,000   Calpine Canada Energy Financial,
               8.50%, 05/01/08...............     1,146,100
 1,635,000   Calpine Corp.,
               8.25%, 08/15/05...............     1,528,725
 2,265,000   Calpine Corp.,
               8.50%, 02/15/11...............     1,710,074
   585,000   PG&E Corp. -- 144A,
               6.88%, 07/15/08...............       609,131
   735,000   Reliant Resources, Inc. -- 144A,
               9.50%, 07/15/13...............       744,188
 1,605,000   Sierra Pacific Resources,
               8.75%, 05/15/05...............     1,673,213
                                               ------------
                                                 10,189,511
                                               ------------
             TOTAL CORPORATE BONDS AND NOTES
               (Cost $196,749,042)...........   205,052,692
                                               ------------
  SHARES
  ------
             COMMON STOCKS -- 0.6%
             OIL AND GAS: PIPELINES -- 0.4%
   120,000   Williams Companies, Inc. .......       948,000
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.2%
     1,752   FLAG Telecom Group, Ltd.(a).....        60,454
     9,710   NII Holdings, Inc. -- Class
               B(a)..........................       371,613
                                               ------------
                                                    432,067
                                               ------------
             TOTAL COMMON STOCKS
               (Cost $2,412,283).............     1,380,067
                                               ------------
             PREFERRED STOCKS -- 1.1%
             BROADCAST SERVICES/MEDIA -- 1.1%
    21,730   CSC Holdings, Inc., Series M,
               11.13%........................     2,232,757
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.0%
        38   Nextel Communications, Inc.,
               Series D,
               13.00%........................        40,423
                                               ------------
             TOTAL PREFERRED STOCKS
               (Cost $2,233,145).............     2,273,180
                                               ------------
             CONVERTIBLE PREFERRED STOCKS -- 1.3%
             AUTOMOTIVE EQUIPMENT -- 0.7%
    58,460   General Motors Corp., Series C,
               6.25%.........................     1,455,654
                                               ------------

  SHARES                                          VALUE
  ------                                          -----
             CONVERTIBLE PREFERRED STOCKS (CONTINUED)
             MANUFACTURING -- 0.3%
    20,315   Owens-Illinois, Inc.,
               4.75%.........................  $    609,450
                                               ------------
             OIL AND GAS: PIPELINES -- 0.3%
    11,465   Williams Companies,
               Inc. -- 144A,
               5.50%.........................       621,976
                                               ------------
             TOTAL CONVERTIBLE PREFERRED
               STOCKS
               (Cost $2,571,211).............     2,687,080
                                               ------------
             WARRANTS -- 0.1%
     1,125   American Tower Corp., Expires
               08/01/08......................       115,875
     1,000   IPCS, Inc. -- 144A, Expires
               07/15/10......................            --
     1,000   IWO Holdings, Inc., Expires
               01/15/11......................            --
        84   New World Coffee, Expires
               06/20/06......................             1
     1,000   ONO Finance, Expires 03/16/11...            --
       250   Ubiquitel, Inc. -- 144A, Expires
               04/15/10......................            --
                                               ------------
             TOTAL WARRANTS
               (Cost $75,402)................       115,876
                                               ------------
PRINCIPAL
---------
             CONVERTIBLE CORPORATE BONDS AND NOTES -- 0.7%
             SEMICONDUCTORS -- 0.2%
$  190,000   Amkor Technologies, Inc.,
               5.75%, 06/01/06...............       174,325
   190,000   Amkor Technologies, Inc.,
               5.00%, 03/15/07...............       159,838
                                               ------------
                                                    334,163
                                               ------------
             TELECOMMUNICATIONS EQUIPMENT AND
               SERVICES -- 0.5%
 1,030,000   Nextel Communications,
               6.00%, 06/01/11...............     1,082,787
                                               ------------
             TOTAL CONVERTIBLE CORPORATE
               BONDS AND NOTES
               (Cost $1,327,866).............     1,416,950
                                               ------------
             TOTAL SECURITIES
               (Cost $205,368,949)...........   212,925,845
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

PRINCIPAL                                         VALUE
---------                                         -----
             REPURCHASE AGREEMENT -- 1.0%
$2,144,014   Investors Bank and Trust, dated
               06/30/03, 0.75%, due 07/01/03,
               repurchase proceeds at
               maturity $2,144,059
               (Collateralized by Fannie Mae
               Adjustable Rate Mortgage,
               5.42%, due 12/01/30, with a
               value of $2,251,377) (Cost
               $2,144,014)...................  $  2,144,014
                                               ------------
             Total Investments -- 101.5%
               (Cost $207,512,963)...........   215,069,859
             Liabilities less other
               assets -- (1.5)%..............    (3,108,951)
                                               ------------
             NET ASSETS -- 100.0%............  $211,960,908
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $207,512,963.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $14,710,883
    Gross unrealized.......................   (7,153,987)
                                             -----------
    Net unrealized appreciation............  $ 7,556,896
                                             ===========

---------------

(a) Non-income producing security.

(b) Bond is in default.

(c) Variable rate security. The rate shown was in effect at June 30, 2003.

(1) Represents a zero coupon bond which will convert to an interest-bearing security at a later date.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2003

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS -- 96.2%
               AEROSPACE AND DEFENSE -- 0.5%
   1,627,244   Bae Systems PLC.......  $  3,833,478     BRI
                                       ------------
               AIRLINES -- 0.4%
     573,000   Japan Airlines System
                 Corp.(a)............     1,251,571     JAP
     317,000   Singapore Airlines,
                 Ltd. ...............     1,872,119     SIN
                                       ------------
                                          3,123,690
                                       ------------
               AUTOMOBILES -- 4.1%
      65,300   Bayerische Motoren
                 Werke AG............     2,514,807     GER
      97,900   DaimlerChrysler
                 AG(a)...............     3,421,394     GER
      40,000   Honda Motor Company,
                 Ltd. ...............     1,517,299     JAP
     612,000   Mitsubishi Motors
                 Corp.(a)(c).........     1,382,676     JAP
     903,000   Nissan Motor Company,
                 Ltd. ...............     8,642,300     JAP
     139,600   Renault SA............     7,388,691     FRA
     491,000   Suzuki Motor
                 Corp.(a)............     6,393,848     JAP
                                       ------------
                                         31,261,015
                                       ------------
               BANKS -- 12.4%
     651,883   ABN AMRO Holding
                 NV(a)...............    12,477,588     NET
     253,690   Australia & New
                 Zealand Banking
                 Group, Ltd. ........     3,169,322     AUS
     843,200   Banco Bilbao Vizcaya
                 Argentaria SA.......     8,869,486     SPA
     504,600   Barclays PLC..........     3,753,921     BRI
     266,600   BNP Paribas, SA.......    13,561,889     FRA
     106,483   Credit Suisse
                 Group(c)............     2,807,365     SWI
      74,100   Deutsche Bank AG......     4,811,269     GER
     353,250   ForeningsSparbanken
                 AB..................     4,881,340     SWE
     292,300   Hang Seng Bank,
                 Ltd. ...............     3,092,507     HNG
     260,700   HBOS PLC..............     3,381,111     BRI
     583,600   HSBC Holdings PLC.....     6,908,022     BRI
     115,900   National Australia
                 Bank, Ltd. .........     2,606,423     AUS
     449,900   Royal Bank of Scotland
                 Group PLC...........    12,644,170     BRI
     400,800   Standard Chartered
                 PLC.................     4,876,755     BRI
     100,000   Svenska Handelsanken
                 AB -- Class A.......     1,638,196     SWE
     103,500   UBS AG................     5,767,435     SWI
                                       ------------
                                         95,246,799
                                       ------------

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA -- 1.6%
     222,001   News Corp., Ltd. .....  $  1,669,128     AUS
     495,606   Reuters Group PLC.....     1,439,983     BRI
     177,207   Singapore Press
                 Holdings, Ltd. .....     1,841,504     SIN
     394,452   Vivendi Universal
                 SA(c)...............     7,187,372     FRA
                                       ------------
                                         12,137,987
                                       ------------
               CHEMICALS -- 1.8%
     128,900   BOC Group PLC.........     1,656,833     BRI
      31,350   L'Air Liquide SA......     4,652,759     FRA
      73,600   Nitto Denko Corp. ....     2,411,405     JAP
     109,800   Norsk Hydro ASA(a)....     5,398,828     NOR
         200   Norsk Hydro ASA
                 (ADR)...............         9,830     NOR
                                       ------------
                                         14,129,655
                                       ------------
               COMMERCIAL SERVICES -- 0.2%
     338,300   Brambles Industries
                 PLC.................       917,215     BRI
     145,000   Brambles Industries,
                 Ltd. ...............       444,837     AUS
                                       ------------
                                          1,362,052
                                       ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.5%
      28,300   SAP AG................     3,341,209     GER
      16,300   SAP AG (ADR)(a).......       476,286     GER
                                       ------------
                                          3,817,495
                                       ------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.0%
      96,000   Canon, Inc.(a)........     4,409,837     JAP
      59,000   TDK Corp. ............     2,916,799     JAP
                                       ------------
                                          7,326,636
                                       ------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 3.3%
     216,200   Bouygues SA(a)........     5,974,985     FRA
      75,300   CRH PLC...............     1,181,611     IRE
     254,600   CRH PLC...............     4,012,755     IRE
     151,849   Holcim, Ltd. .........     5,620,502     SWI
      46,000   Rohm Company, Ltd. ...     5,019,925     JAP
     351,000   Sekisui House,
                 Ltd.(a).............     2,662,859     JAP
      78,000   Tostem Inax Holding
                 Corp. ..............     1,124,969     JAP
                                       ------------
                                         25,597,606
                                       ------------
               CONSUMER GOODS AND SERVICES -- 2.8%
      49,300   Altadis SA............     1,264,992     SPA
      57,700   Hoya Corp. ...........     3,978,150     JAP
      53,000   L'Oreal SA............     3,741,028     FRA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
     194,000   Nikon Corp.(c)........  $  1,599,550     JAP
      77,000   Reckitt Benckiser
                 PLC.................     1,415,536     BRI
     115,350   Sony Corp.(a).........     3,250,379     JAP
     313,000   Swire Pacific, Ltd. --
                 Class A.............     1,368,758     HNG
      46,000   Unilever NV...........     2,470,628     NET
     323,400   Unilever PLC..........     2,579,662     BRI
                                       ------------
                                         21,668,683
                                       ------------
               DISTRIBUTION -- 0.4%
   2,232,000   Li & Fung, Ltd. ......     2,876,657     HNG
                                       ------------
               DIVERSIFIED SERVICES -- 1.2%
   1,371,600   Bombardier, Inc. --
                 Class B(a)..........     4,623,597     CDA
     456,800   Hutchison Whampoa,
                 Ltd. ...............     2,782,580     HNG
     237,000   Mitsubishi Corp. .....     1,645,861     JAP
      36,300   TUI AG(a).............       540,410     GER
                                       ------------
                                          9,592,448
                                       ------------
               ELECTRONICS -- 4.4%
      74,222   Advantest Corp. ......     3,291,880     JAP
      44,100   Epcos AG(a)(c)........       568,824     GER
      37,300   Hirose Electric
                 Company, Ltd. ......     3,087,862     JAP
     353,000   Hitachi, Ltd. ........     1,497,932     JAP
   1,939,000   Johnson Electric
                 Holdings, Ltd. .....     2,399,568     HNG
      10,989   Keyence Corp. ........     2,015,490     JAP
     153,800   Koninklijke (Royal)
                 Philips Electronics
                 NV..................     2,927,948     NET
      13,000   Koninklijke (Royal)
                 Philips Electronics
                 NV (ADR)............       248,430     NET
      45,500   Murata Manufacturing
                 Company, Ltd. ......     1,790,413     JAP
     733,000   NEC Corp.(a)(c).......     3,666,528     JAP
      69,803   Samsung Electronics
                 (GDR)(a)............    10,372,566     KOR
     190,000   Venture Corp.,
                 Ltd. ...............     1,737,081     SIN
                                       ------------
                                         33,604,522
                                       ------------
               ENGINEERING -- 0.2%
   1,580,000   Singapore Technologies
                 Engineering,
                 Ltd. ...............     1,561,158     SIN
                                       ------------

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 2.9%
      49,300   ACOM Company, Ltd. ...  $  1,783,760     JAP
      29,660   AIFUL Corp. ..........     1,266,021     JAP
     459,000   Daiwa Securities
                 Group, Inc. ........     2,640,350     JAP
     470,000   DBS Group Holdings,
                 Ltd. ...............     2,749,006     SIN
      36,300   Muenchener
                 Rueckversicherungs-
                 Gesellschaft
                 AG(a)...............     3,704,832     GER
     941,000   Nikko Cordial
                 Corp. ..............     3,781,259     JAP
     251,000   Nomura Holdings,
                 Inc. ...............     3,189,029     JAP
      62,080   Orix Corp. ...........     3,436,525     JAP
                                       ------------
                                         22,550,782
                                       ------------
               FOOD AND BEVERAGE -- 3.9%
     275,000   Compass Group PLC.....     1,485,504     BRI
     802,205   Foster's Group,
                 Ltd. ...............     2,267,170     AUS
      39,200   Groupe Danone.........     5,430,251     FRA
      61,500   Heineken Holding
                 NV -- Class A.......     1,770,338     NET
     259,943   Heineken NV...........     9,233,861     NET
      50,900   Koninklijke Numico
                 NV(c)...............       784,096     NET
      42,248   Nestle SA.............     8,732,670     SWI
                                       ------------
                                         29,703,890
                                       ------------
               INSURANCE -- 3.3%
      26,400   Allianz AG(a).........     2,196,692     GER
      61,300   Assicurazioni Generali
                 Spa(a)(c)...........     1,422,094     ITA
     348,404   ING Groep NV..........     6,059,947     NET
     329,000   Mitsui Sumitomo
                 Insurance Company,
                 Ltd. ...............     1,527,745     JAP
     412,700   Prudential PLC........     2,503,952     BRI
     349,440   QBE Insurance Group,
                 Ltd.(a).............     2,186,277     AUS
     176,303   Swiss Re..............     9,785,195     SWI
                                       ------------
                                         25,681,902
                                       ------------
               INTERNET SERVICES -- 1.4%
     157,024   Thomson Corp.(a)......     4,910,982     CDA
     100,000   Thomson Corp.(a)......     3,145,000     CDA
         154   Yahoo Japan Corp. ....     2,503,543     JAP
                                       ------------
                                         10,559,525
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION -- 0.2%
      48,100   Accor SA..............  $  1,741,816     FRA
                                       ------------
               MANUFACTURING -- 4.5%
     308,500   Assa Abloy AB.........     2,989,864     SWE
     402,524   Compagnie Financiere
                 Richemont AG........     6,519,210     SWI
     641,000   Mitsubishi Heavy
                 Industries, Ltd. ...     1,661,951     JAP
       1,300   NIDEC Corp. ..........        85,944     JAP
     131,400   Schneider Electric
                 SA..................     6,184,292     FRA
     192,500   Siemens AG............     9,453,850     GER
      12,700   SMC Corp. ............     1,070,421     JAP
     607,214   Smiths Group PLC......     7,057,039     BRI
                                       ------------
                                         35,022,571
                                       ------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.3%
      54,600   Essilor International
                 SA CIE Generale
                 D'Optique(a)........     2,201,907     FRA
                                       ------------
               METALS AND MINING -- 2.2%
     682,500   Alumina, Ltd. ........     1,864,720     AUS
   1,096,409   BHP Billiton PLC......     5,782,141     BRI
     203,975   BHP Billiton, Ltd. ...     1,183,062     AUS
      59,000   Companhia Vale do Rio
                 Doce (CVRD) (ADR)...     1,749,940     BRA
      65,000   Companhia Vale do Rio
                 Doce (CVRD) (ADR)...     1,803,750     BRA
      63,563   Pechiney SA...........     2,284,232     FRA
     407,500   WMC Resources, Ltd. ..       960,177     AUS
     255,000   Xstrata PLC...........     1,696,803     BRI
                                       ------------
                                         17,324,825
                                       ------------
               OIL, COAL AND GAS -- 6.1%
   1,340,000   BG Group PLC..........     5,948,048     BRI
     617,900   Eni Spa(a)............     9,355,149     ITA
     134,500   Repsol YPF SA.........     2,183,251     SPA
     455,100   Royal Dutch Petroleum
                 Company.............    21,147,056     NET
      34,000   Royal Dutch Petroleum
                 Company.............     1,585,080     NET
     518,300   Statoil ASA(a)........     4,414,943     NOR
     112,200   Suncor Energy,
                 Inc. ...............     2,097,181     CDA
                                       ------------
                                         46,730,708
                                       ------------

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.7%
     301,500   Abitibi -- Consolidated,
                 Inc.(a).............  $  1,912,591     CDA
     189,000   Sumitomo Forestry
                 Company, Ltd. ......       980,058     JAP
     196,000   UPM -- Kymmene
                 Oyj(a)..............     2,863,838     FIN
                                       ------------
                                          5,756,487
                                       ------------
               PHARMACEUTICALS -- 11.0%
     167,100   AstraZeneca PLC.......     6,712,868     BRI
     549,728   AstraZeneca PLC.......    22,307,823     BRI
      40,062   AstraZeneca PLC
                 (ADR)...............     1,633,328     BRI
     211,500   Chugai Pharmaceutical
                 Company, Ltd. ......     2,405,052     JAP
      70,000   GlaxoSmithKline
                 PLC(c)..............     1,415,305     BRI
     350,423   Novartis AG...........    13,890,455     SWI
      58,800   Novo Nordisk A/S --
                 Class B.............     2,061,386     DEN
      58,412   Roche Holding AG......     4,589,761     SWI
     150,000   Sankyo Company,
                 Ltd. ...............     1,793,247     JAP
     388,380   Sanofi-Synthelabo
                 SA..................    22,770,563     FRA
     256,000   Shionogi & Company,
                 Ltd. ...............     3,472,380     JAP
      59,000   Yamanouchi
                 Pharmaceutical
                 Company, Ltd. ......     1,539,558     JAP
                                       ------------
                                         84,591,726
                                       ------------
               PRINTING AND PUBLISHING -- 1.6%
     115,000   DAI Nippon Printing
                 Company, Ltd. ......     1,217,591     JAP
     689,100   Pearson PLC...........     6,447,986     BRI
      57,800   Reed Elsevier NV......       682,409     NET
     220,900   Reed Elsevier PLC.....     1,841,480     BRI
      63,724   VNU NV................     1,965,488     NET
                                       ------------
                                         12,154,954
                                       ------------
               REAL ESTATE -- 1.6%
     488,000   Cheung Kong Holdings,
                 Ltd. ...............     2,935,085     HNG
   2,374,000   Hang Lung Properties,
                 Ltd. ...............     2,146,336     HNG
     746,000   Hong Kong Land
                 Holdings, Ltd. .....       932,500     HNG
     426,000   Mitsubishi Estate
                 Company, Ltd.(a)....     2,887,353     JAP

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE (CONTINUED)
     444,000   Mitsui Fudosan
                 Company, Ltd.(a)....  $  2,839,083     JAP
     183,000   Sun Hung Kai
                 Properties, Ltd. ...       924,645     HNG
                                       ------------
                                         12,665,002
                                       ------------
               RETAIL -- 3.1%
     248,000   Aeon Company, Ltd. ...     5,685,702     JAP
     276,600   Industria de Diseno
                 Textil SA...........     6,963,748     SPA
     396,666   Marks & Spencer Group
                 PLC.................     2,070,588     BRI
      76,800   Metro AG(a)...........     2,485,343     GER
      19,500   SHIMAMURA Company,
                 Ltd. ...............     1,077,824     JAP
     630,400   Woolworths, Ltd. .....     5,298,308     AUS
                                       ------------
                                         23,581,513
                                       ------------
               SEMICONDUCTORS -- 2.6%
     512,400   Arm Holdings PLC(c)...       567,557     BRI
     140,000   ASML Holding NV(c)....     1,338,400     NET
      29,800   ASML Holding NV(c)....       283,314     NET
     129,700   Infineon Technologies
                 AG(c)...............     1,255,448     GER
      83,200   STMicroelectronics
                 NV..................     1,729,728     NET
     163,900   STMicroelectronics
                 NV(a)...............     3,440,539     NET
     373,259   Taiwan Semiconductor
                 Manufacturing
                 Company, Ltd.
                 (ADR)(a)............     3,762,451     TWN
     157,400   Tokyo Electron,
                 Ltd. ...............     7,466,494     JAP
                                       ------------
                                         19,843,931
                                       ------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 14.3%
     228,500   America Movil SA de
                 CV -- Series L
                 (ADR)...............     4,284,375     MEX
     272,300   BCE, Inc.(a)..........     6,238,576     CDA
     434,600   Deutsche Telekom
                 AG(c)...............     6,639,899     GER
     164,200   France Telecom
                 SA(a)(c)............     4,032,006     FRA
         364   Japan Telecom Holdings
                 Company, Ltd. ......     1,107,628     JAP
   1,113,400   Koninklijke (Royal)
                 KPN NV(c)...........     7,897,382     NET
   2,222,000   mm02 PLC(c)...........     2,084,660     BRI

   SHARES                                 VALUE       COUNTRY
   ------                              ------------   -------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
         251   Nippon Telegraph and
                 Telephone Corp. ....  $    985,586     JAP
     573,900   Nokia Oyj.............     9,460,894     FIN
         841   NTT DoCoMo, Inc. .....     1,822,926     JAP
     187,300   Portugal Telecom SGPS
                 SA..................     1,343,597     POR
   7,285,000   Singapore
                 Telecommunications,
                 Ltd. ...............     6,246,650     SIN
     193,100   Societe Europeenne des
                 Satellites (FDR)....     1,254,231     LUX
      32,158   Swisscom AG...........     9,156,064     SWI
     742,990   Telecom Corp. of New
                 Zealand, Ltd. ......     2,285,737     NZE
     235,000   Telecom Italia
                 Spa(a)..............     1,288,644     ITA
     483,660   Telefonica SA.........     5,621,317     SPA
     151,900   Telefonos de Mexico SA
                 de CV, Series L
                 (ADR)...............     4,772,698     MEX
     208,300   Telus Corp. ..........     3,434,023     CDA
  15,096,140   Vodafone Group PLC....    29,573,973     BRI
      31,000   Vodafone Group PLC
                 (ADR)(a)............       609,150     BRI
                                       ------------
                                        110,140,016
                                       ------------
               TEXTILES -- 0.3%
   1,102,000   Toray Industries,
                 Inc. ...............     2,563,218     JAP
                                       ------------
               TOOLS -- 0.2%
      53,000   Sandvik AB............     1,388,528     SWE
                                       ------------
               TRANSPORTATION -- 0.2%
     487,000   Tokyu Corp. ..........     1,571,230     JAP
                                       ------------
               TRANSPORTATION: SERVICES -- 0.1%
      80,000   Yamato Transport
                 Company, Ltd. ......       886,369     JAP
                                       ------------
               UTILITIES: ELECTRIC -- 0.7%
     110,800   Kansai Electric Power
                 Company, Inc. ......     1,749,522     JAP
     587,200   National Grid Transco
                 PLC.................     3,989,820     BRI
                                       ------------
                                          5,739,342
                                       ------------
               UTILITIES: GAS -- 0.2%
     577,000   Centrica PLC..........     1,676,473     BRI
                                       ------------
               TOTAL COMMON STOCKS
                 (Cost
                 $795,388,672).......   741,216,596
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                VALUE       COUNTRY
 ---------                             ------------   -------
               CORPORATE BONDS AND NOTES -- 0.5%
               BANKS -- 0.5%
$  1,050,000   Credit Suisse Group,
                 6.00%, 12/23/05.....  $    896,483     SWI
 351,000,000   SMFG Finance -- 144A,
                 2.25%,
                 07/11/05(d).........     2,710,411     JAP
                                       ------------
               TOTAL CORPORATE BONDS
                 AND NOTES (Cost
                 $3,478,089).........     3,606,894
                                       ------------
   SHARES
   ------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive, Ltd. --
                 Class A(c) (Cost
                 $0).................            --     BRI
                                       ------------
               REGULATED INVESTMENT COMPANIES -- 4.6%
  20,075,864   BlackRock Tempcash
                 Fund(b).............    20,075,864     USA
   8,603,942   Dreyfus Cash
                 Management Plus
                 Fund(b).............     8,603,942     USA
   2,905,871   Merrill Lynch Premier
                 Institutional
                 Fund(b).............     2,905,871     USA
   3,785,734   Merrimac Cash Fund --
                 Premium Class(b)....     3,785,734     USA
                                       ------------
               TOTAL REGULATED
                 INVESTMENT COMPANIES
                 (Cost
                 $35,371,411)........    35,371,411
                                       ------------
 PRINCIPAL
 ---------
               SHORT TERM CORPORATE NOTES -- 3.6%
$  1,147,192   Canadian Imperial Bank
                 of Commerce,
                 Floating Rate,
                 1.54%,
                 11/04/03(+)(b)......     1,147,192     USA
   2,867,981   Goldman Sachs Group,
                 Inc., Floating Rate,
                 1.53%,
                 07/02/03(+)(b)......     2,867,981     USA
   4,588,769   Goldman Sachs Group,
                 Inc., Floating Rate,
                 1.21%,
                 08/04/03(+)(b)......     4,588,769     USA
   1,835,508   Goldman Sachs Group,
                 Inc., Floating Rate,
                 1.13%,
                 09/17/03(+)(b)......     1,835,508     USA

 PRINCIPAL                                VALUE       COUNTRY
 ---------                             ------------   -------
               SHORT TERM CORPORATE NOTES (CONTINUED)
$    573,596   Merrill Lynch &
                 Company, Floating
                 Rate, 1.62%,
                 11/26/03(+)(b)......  $    573,596     USA
   2,294,385   Morgan Stanley,
                 Floating Rate,
                 1.43%,
                 09/26/03(+)(b)......     2,294,385     USA
  14,339,903   Morgan Stanley,
                 Floating Rate,
                 1.43%,
                 12/16/03(+)(b)......    14,339,903     USA
                                       ------------
               TOTAL SHORT TERM
                 CORPORATE NOTES
                 (Cost
                 $27,647,334)........    27,647,334
                                       ------------
               TIME DEPOSITS -- 2.4%
   2,867,981   American Express
                 Centurion Bank,
                 1.26%,
                 07/07/03(b).........     2,867,981     USA
   2,294,385   Bank of Montreal,
                 1.08%,
                 07/02/03(b).........     2,294,385     USA
     473,475   Bank of Montreal,
                 1.15%,
                 07/09/03(b).........       473,475     USA
   5,735,961   Bank of Novia Scotia,
                 1.03%,
                 07/08/03(b).........     5,735,961     USA
   3,441,577   Credit Agricole
                 Indosuez,
                 0.94%,
                 07/01/03(b).........     3,441,577     USA
   1,835,508   Credit Agricole
                 Indosuez,
                 1.05%,
                 08/26/03(b).........     1,835,508     USA
   1,147,192   Den Danske Bank,
                 1.04%,
                 07/24/03(b).........     1,147,192     USA
   1,147,192   Royal Bank of
                 Scotland, 1.05%,
                 07/28/03(b).........     1,147,192     USA
                                       ------------
               TOTAL TIME DEPOSITS
                 (Cost
                 $18,943,271)........    18,943,271
                                       ------------
               COMMERCIAL PAPER -- 0.1%
   1,147,191   Morgan Stanley,
                 Floating Rate,
                 1.46%,
                 01/29/03(+)(b) (Cost
                 $1,147,191).........     1,147,191     USA
                                       ------------
               TOTAL SECURITIES (Cost
                 $881,975,968).......   827,932,697
                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

 PRINCIPAL                                VALUE       COUNTRY
 ---------                             ------------   -------
               REPURCHASE AGREEMENTS -- 3.1%
$ 22,426,265   With Investors Bank
                 and Trust, dated
                 06/30/03, 0.75%, due
                 07/01/03, repurchase
                 proceeds at maturity
                 $22,426,733
                 (Collateralized by
                 Fannie Mae
                 Adjustable Rate
                 Mortgage, 3.20%, due
                 01/01/31, with a
                 value of $1,018,724
                 and by Fannie Mae,
                 5.56%, due 07/01/32,
                 with a value of
                 $22,528,856)........  $ 22,426,265     USA
   1,147,192   With Morgan Stanley,
                 dated 06/30/03,
                 1.48%, due 07/01/03,
                 repurchase proceeds
                 at maturity
                 $1,147,239
                 (Collateralized by
                 Vodafone Group PLC,
                 7.75%, due 02/15/10,
                 with a value of
                 $2,846, Verizon
                 Global Funding
                 Corp., 6.875%, due
                 06/15/12, with a
                 value of $331,
                 Prudential Funding
                 LLC, 6.60%, due
                 05/15/08, with a
                 value of $195,377,
                 Jersey Central Power
                 & Lighting Company,
                 4.80%, due 06/15/18,
                 with a value of
                 $10,988, Corporation
                 Andina de Fomento,
                 7.375%, due
                 01/18/11, with a
                 value of $273,708,
                 Abbey National
                 Capital Trust,
                 8.963%, due
                 06/30/30, with a
                 value of $569,645
                 and Vodafone Group
                 PLC, 7.875%, due
                 02/15/30, with a
                 value of
                 $102,874)(b)........     1,147,192     USA
                                       ------------
               TOTAL REPURCHASE
                 AGREEMENTS (Cost
                 $23,573,457)........    23,573,457
                                       ------------
               Total
                Investments -- 110.5%
                 (Cost
                 $905,549,425).......   851,506,154
               Liabilities less other
                 assets -- (10.5)%...   (81,158,939)
                                       ------------
               NET ASSETS --100.0%...  $770,347,215
                                       ============

The aggregate cost of securities for federal income tax purposes at June 30, 2003 is $905,549,425.

The following amount is based on cost for federal income tax purposes:

    Gross unrealized appreciation........  $  61,576,569
    Gross unrealized depreciation........   (115,619,840)
                                           -------------
    Net unrealized depreciation..........  $ (54,043,271)
                                           =============

---------------

(a)    All or part of the security is on loan.

(b)    Collateral for securities on loan.

(c)    Non-income producing security.

(d) Principal amount shown for this debt security is denominated in Japanese yen.

(ADR) American Depository Receipt.

(FDR) Foreign Depository Receipt.

(GDR) Global Depository Receipt.

(+)    Variable rate security. Interest rate is based on the Federal Funds Rate.

       The rate shown was in effect at June 30, 2003.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2003

                                  (UNAUDITED)

                                         PERCENT OF TOTAL
COUNTRY COMPOSITION                    INVESTMENTS AT VALUE
-------------------                    --------------------
Australia (AUS)......................           2.54%
Berlin (BER).........................           0.11%
Brazil (BRA).........................           0.42%
Canada (CDA).........................           3.10%
China (CHI)..........................           0.10%
Denmark (DEN)........................           0.24%
Finland (FIN)........................           1.45%
France (FRA).........................          10.23%
Germany (GER)........................           4.86%
Great Britain (BRI)..................          17.48%
Hong Kong (HNG)......................           2.18%
Ireland (IRE)........................           0.61%
Italy (ITA)..........................           1.42%
Japan (JAP)..........................          15.42%
Korea (KOR)..........................           1.22%
Luxembourg (LUX).....................           0.15%
Mexico (MEX).........................           1.06%
Netherlands (NET)....................           8.93%
New Zealand (NZE)....................           0.27%
Norway (NOR).........................           1.15%
Portugal (POR).......................           0.16%
Singapore (SIN)......................           1.88%
Spain (SPA)..........................           2.92%
Sweden (SWE).........................           1.28%
Switzerland (SWI)....................           7.85%
Taiwan (TWN).........................           0.44%
United States (USA)..................          12.53%
                                              ------
TOTAL PERCENTAGE.....................         100.00%
                                              ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of sixteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High-Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

     B. REPURCHASE AGREEMENTS

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. FOREIGN CURRENCY TRANSLATION

The accounting records of each Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

     E. OPTIONS

Each Series, with the exception of the Money Market Series, may purchase and write (sell) call and put options on securities indices for the purpose of protecting against an anticipated decline in the value of the securities held by that Series. Index options are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. A realized gain or loss equal to the difference between the exercise price and the value of the index is recorded by the Series upon cash settlement of the option. The use of index options may expose the Series to the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted or the value of the securities in the index may not move in direct correlation with the movements of the Series portfolio. In addition, there is the risk the Series may not be able to enter into a closing transaction because of an illiquid secondary market.

Transactions in options written for the period ended June 30, 2003 were as follows:

                                                              CORE BOND               BALANCED
                                                         --------------------   --------------------
                                                         NUMBER OF              NUMBER OF
                                                         CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
                                                         ---------   --------   ---------   --------
Options outstanding at beginning of period.............      --      $     --       --      $     --
Options written........................................     156       181,950       24        25,416
Options terminated in closing purchase transactions....     (72)      (61,605)     (15)      (12,522)
Options expired........................................      --            --       --            --
                                                            ---      --------      ---      --------
Options outstanding at June 30, 2003...................      84      $120,345        9      $ 12,894
                                                            ===      ========      ===      ========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



     F. FUTURES CONTRACTS

Each Series may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in fair value caused by changes in prevailing market or interest rates.

Initial margin deposits made in cash upon entering into futures contracts are recognized as assets due from the broker (the Series agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Open futures contracts as of June 30, 2003:

                                                                                                     VALUE AS OF      UNREALIZED
                       NUMBER OF                                       EXPIRATION       VALUE AT       JUNE 30,      APPRECIATION
SERIES                 CONTRACTS             DESCRIPTION                  DATE         TRADE DATE        2003       (DEPRECIATION)
------                 ---------   --------------------------------  --------------   ------------   ------------   --------------
Core Bond............  998 Short   US Treasury Notes 5 Year Future   September 2003   $114,561,560   $114,894,750      $333,190
                       932 Short   US Treasury Notes 10 Year Future  September 2003    109,035,569    109,451,750       416,181
                        18 Short   US Treasury Notes 10 Year Future  December 2003       2,081,874      2,088,844         6,970
                       187 Short   US Long Bond Future               September 2003     21,771,368     21,943,281       171,913
                                                                                                                       --------
                                                                                                                       $928,254
                                                                                                                       ========
Balanced.............     5 Long   US Long Bond Future               September 2003   $  3,188,051   $  3,168,281      $(19,770)
                        99 Short   US Treasury Notes 5 Year Future   September 2003     11,342,239     11,397,375        55,136
                       121 Short   US Treasury Notes 10 Year Future  September 2003     14,148,594     14,209,938        61,344
                         2 Short   US Treasury Notes 10 Year Future  December 2003         231,323        232,097           774
                                                                                                                       --------
                                                                                                                       $ 97,484
                                                                                                                       ========
Special Equity.......    16 Long   Russell 2000 Future               September 2003   $  3,628,387   $  3,587,200      $(41,187)
                                                                                                                       ========

     G. SHORT SALES

The Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the 1940 Act. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the period ended June 30, 2003 the Core Bond Series and the Balanced Series had short sales.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



     H. FEDERAL INCOME TAXES

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     I. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     J. OPERATING EXPENSES

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on the relative net assets or another methodology that is appropriate based on the circumstances.

     K. OTHER

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), formerly AUSA Life Insurance Company, Inc. ("AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON USA, Inc., a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON USA is an indirect, wholly-owned subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group. AUSA has sub-accounts which invest in the corresponding Series Portfolios as follows:

AUSA SUB-ACCOUNT                                              INVESTMENT IN PORTFOLIO
----------------                                              -----------------------
Money Market................................................           11.18%
High Quality Bond...........................................           19.98
Intermediate Government Bond................................           28.72
Core Bond...................................................           15.79
Balanced....................................................           36.46
Value & Income..............................................           33.43
Growth & Income.............................................           29.07
Equity Growth...............................................           26.76
Mid-Cap Value...............................................           01.49
Mid-Cap Growth..............................................           00.26
Small-Cap Value.............................................           00.01
Special Equity..............................................           27.93
Small-Cap Growth............................................           00.00
Aggressive Equity...........................................           24.85
High Yield Bond.............................................           10.87
International Equity........................................           17.71

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)




                                                                                  ADVISOR   SUBADVISOR
PORTFOLIO SERIES                              PORTFOLIO SUBADVISOR                FEE (%)    FEE (%)
----------------                 ----------------------------------------------   -------   ----------
Money Market Series............  Capital Management Group                          0.25        0.05
High Quality Bond Series.......  Merganser Capital Management Corporation          0.35            (2)
Intermediate Government Bond
  Series.......................  Capital Management Group                          0.35        0.15
Core Bond Series...............  Black Rock Advisors, Inc.                         0.35            (3)
Balanced Series................  (4)                                               0.45(1)         (5)
Value & Income Series..........  (6)                                               0.45            (7)
Growth & Income Series.........  (8)                                               0.60            (9)
Equity Growth Series...........  (10)                                              0.62            (11)
Mid-Cap Value Series...........  Cramer Rosenthal McGlynn, LLC                     0.67(1)         (12)
Mid-Cap Growth Series..........  Dresdner RCM                                      0.72(1)         (13)
Small-Cap Value Series.........  Sterling Capital Management Investment Counsel    0.82(1)     0.50
Special Equity Series..........  (14)                                              0.80            (15)
Small-Cap Growth Series........  Delaware Investments                              0.87(1)     0.50
Aggressive Equity Series.......  McKinley Capital Management                       0.97(1)         (16)
High-Yield Bond Series.........  Eaton Vance                                       0.55(1)         (17)
International Equity Series....  Capital Guardian Trust Company                    0.75            (18)

---------------

(1)  The Advisor is currently waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000.

(4) Balanced Series has two subadvisors: Aeltus Investment Management, Inc. and Black Rock Advisors, Inc. for equity and fixed income securities, respectively.

(5) Aeltus Investment Management, Inc. received 0.20% on the first $200,000,000 in average daily net assets, 0.15% on the next $300,000,000 in average daily net assets, 0.125% on the next $500,000,000 in average daily net assets, and 0.10% on all average daily net assets in excess of $1,000,000,000. Black Rock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets, and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series.

(6) The Value & Income Series has two subadvisors: Alliance Capital Management LP and Asset Management Group.

     During the period ended June 30, 2003, the Value & Income Series executed trades through Sanford Bernstein and Company, Inc., an affiliate of the Subadvisor. Commissions paid for such transactions Amounted to $243,112.

(7) Asset Management Group received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2003 through May 27, 2003, Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets, and 0.13% on all average daily net assets in excess of $1,000,000,000. For the period May 28, 2003 through June 30, 2003, Alliance Capital Management LP received 0.27% on the

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)



   first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets, and 0.11% on all average daily net assets in excess of $2,000,000,000.

(8) The Growth & Income Series has two subadvisors: Aeltus Investment Management, Inc. and Credit Suisse Asset Management.

(9) Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. Credit Suisse Asset Management received 0.30% on the first $100,000,000 in average daily net assets, 0.20% on the next $200,000,000 in average daily net assets, 0.15% on the next $200,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000.

(10) The Equity Growth Series has three subadvisors, Ark Asset Management, Marsico Capital Management, and Dresdner RCM Global Investors.

     During the period ended June 30, 2003, the Equity Growth Series executed trades through Bank of America Securities LLC, an affiliate of the Subadvisor. Commissions paid for such transactions Amounted to $10,703.

(11) Dresdner RCM Global Investors, Inc. received 0.22% on the first $700,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $700,000,000. Ark Asset Management received 0.20% of average daily net assets. Marsico Capital Management received 0.30% on the first $1,000,000,000 in average daily net assets, 0.25% on the next $1,000,000,000 in average daily net assets, and 0.27% on all average daily net assets in excess of $2,000,000,000.

(12) 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $300,000,000.

(13) 0.82% on the first $25,000,000 in average daily net assets, 0.46% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, and 0.23% on all average daily net assets in excess of $100,000,000.

(14) The Special Equity Series has five subadvisors: Liberty Investment Management, Inc.; Westport Asset Management, Inc.; Robertson, Stephens; Seneca Equities Corporation; and INVESCO, Inc. Effective December 1, 2002, Seneca Equities Corporation replaced Husic Capital.

(15) Liberty Investment Management received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $250,000,000 in average daily net assets, and 0.20% on all daily average net assets in excess of $350,000,000. Westport Asset Management, Inc. received 0.50% of average daily net assets. Robertson, Stephens received 0.50% on the first $100,000,000 in average daily net assets, and 0.40% on all average daily net assets in excess of $100,000,000. For the period January 1, 2002 through November 30, 2002, Husic Capital received 0.40% on the first $250,000,000 in average daily net assets, 0.25% on the next $100,000,000 in average daily net assets, and 0.20% on all average daily net assets in excess of $350,000,000. For the period December 1, 2002 through December 31, 2002, Seneca Equity Corporation received 0.43% on the first $200,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $200,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)




(16) 0.90% on the first $10,000,000 in average daily net assets, 0.80% on the next $15,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.40% on the next $50,000,000 in average daily net assets, and 0.35% on all average daily net assets in excess of $100,000,000.

(17) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets, and 0.15% on all average daily net assets in excess of $125,000,000.

(18) 0.75% on the first $25,000,000 in average daily net assets, 0.60% on the next $25,000,000 in average daily net assets, 0.425% on the next $200,000,000 in average daily net assets and 0.375% on all average daily net assets in excess of $250,000,000.

For the period ended June 30, 2003, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceeds the following expense caps (as a proportion of average daily net assets):

FUND                                                               EXPENSE CAP
----                                                          ----------------------
Money Market Series.........................................  30 basis points (b.p.)
High Quality Bond Series....................................         40 b.p.
Intermediate Government Bond Series.........................         40 b.p.
Core Bond Series............................................         40 b.p.
Balanced Series.............................................         50 b.p.
Value & Income Series.......................................         50 b.p.
Growth & Income Series......................................         65 b.p.
Equity Growth Series........................................         65 b.p.
Mid-Cap Value Series........................................         70 b.p.
Mid-Cap Growth Series.......................................         75 b.p.
Small-Cap Value Series......................................         85 b.p.
Special Equity Series.......................................         85 b.p.
Small-Cap Growth Series.....................................         90 b.p.
Aggressive Equity Series....................................         100 b.p.
High-Yield Bond Series......................................         60 b.p.
International Equity Series.................................         90 b.p.

Certain trustees and officers of the Series Portfolio, and of Spokes that invest in the Series Portfolio, are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the period ended June 30, 2003, amounted to $21,574.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

The Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments purchased with cash collateral received. At June 30, 2003, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
                                                              MARKET VALUE      RECEIVED
                                                              ------------   ---------------
High Quality Bond Series....................................  $  4,876,609    $  5,105,000
Intermediate Government Bond Series.........................    11,204,808      11,427,000
Core Bond Series............................................   139,102,799     142,707,860
Balanced Series.............................................    21,421,334      22,276,583
Value & Income Series.......................................    67,653,919      70,064,114
Growth & Income Series......................................    22,919,013      24,011,854
Equity Growth Series........................................    72,946,051      74,917,963
Mid-Cap Value Series........................................     8,222,852       8,425,176
Mid-Cap Growth Series.......................................    19,019,073      19,679,265
Small-Cap Value Series......................................     4,919,529       5,229,028
Special Equity Series.......................................   116,036,481     121,544,634
Small-Cap Growth Series.....................................     7,736,349       8,092,118
Aggressive Equity Series....................................    73,217,074      75,881,490
International Equity Series.................................    79,055,510      84,258,853

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2003, were as follows:

                                                                      COST OF          PROCEEDS
                                                                     PURCHASES        FROM SALES
                                                                   --------------   --------------
High Quality Bond Series.................  Government Obligations  $   28,426,464   $    6,334,510
                                           Other                      260,297,155      123,762,002
Intermediate Government Bond Series......  Government Obligations     160,058,281      191,922,382
                                           Other                       19,154,262       20,325,662
Core Bond Series.........................  Government Obligations   5,998,574,090    5,788,837,378
                                           Other                      432,511,008      321,966,742
Balanced Series..........................  Government Obligations     606,103,169      620,466,491
                                           Other                      172,165,000      155,446,843
Value & Income Series....................  Other                    1,033,705,310      865,183,189
Growth & Income Series...................  Other                      426,889,978      406,897,106
Equity Growth Series.....................  Other                      582,993,911      343,335,486
Mid-Cap Value Series.....................  Other                      101,256,239       42,873,027
Mid-Cap Growth Series....................  Other                       82,733,481       26,144,965
Small-Cap Value Series...................  Other                       39,496,859        5,713,750
Special Equity Series....................  Other                      499,546,919      680,642,183
Small-Cap Growth Series..................  Other                       38,457,976        7,125,682
Aggressive Equity Series.................  Other                      254,795,102      292,829,239
High Yield Bond Series...................  Other                      184,289,658      195,354,252
International Equity Series..............  Other                      130,947,975       65,813,509

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. FOREIGN CURRENCY FORWARD CONTRACTS

At June 30, 2003, the Core Bond Series, the Balanced Series and the International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                          NET UNREALIZED
                                     FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                    ----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Canadian Dollar...................   6,413,160   $ 4,604,988    07/14/03    $ 4,727,092    $   122,104
Canadian Dollar...................   7,734,519     5,553,794    07/14/03      5,701,056        147,262
Canadian Dollar...................   6,948,338     4,989,275    07/14/03      5,121,568        132,293
Swedish Krona.....................  11,240,379     1,423,842    07/16/03      1,404,616        (19,226)
                                                                                           -----------
TOTAL.............................                                                         $   382,433
                                                                                           ===========
SALE CONTRACTS:
Canadian Dollar...................   7,139,697   $ 5,126,680    07/14/03    $ 5,262,617    $  (135,937)
Canadian Dollar...................  43,828,677    31,217,006    07/14/03     32,305,789     (1,088,783)
Euro..............................  38,942,820    44,550,586    07/15/03     44,752,096       (201,510)
Euro..............................  12,637,532    14,520,524    07/15/03     14,522,729         (2,205)
Swedish Krona.....................  91,449,988    11,387,081    07/16/03     11,427,742        (40,661)
Swedish Krona.....................  11,183,662     1,416,658    07/16/03      1,397,529         19,129
                                                                                           -----------
TOTAL.............................                                                         $(1,449,967)
                                                                                           ===========
BALANCED
PURCHASE CONTRACTS:
Canadian Dollar...................   1,160,705   $   833,448    07/14/03    $   855,547    $    22,099
Canadian Dollar...................   1,043,041       748,959    07/14/03        768,818         19,859
Canadian Dollar...................   2,085,492     1,512,102    07/14/03      1,537,200         25,098
Swedish Krona.....................   7,970,336       992,397    07/16/03        995,987          3,590
Swedish Krona.....................   2,236,953       283,359    07/16/03        279,533         (3,826)
                                                                                           -----------
TOTAL.............................                                                         $    66,820
                                                                                           ===========
SALE CONTRACTS:
Canadian Dollar...................     961,186   $   690,183    07/14/03    $   708,483    $   (18,300)
Canadian Dollar...................   1,073,322       770,702    07/14/03        791,138        (20,436)
Canadian Dollar...................   6,161,704     4,388,678    07/14/03      4,541,746       (153,068)
Euro..............................   4,156,159     4,754,646    07/15/03      4,776,152        (21,506)
Euro..............................   1,522,905     1,749,818    07/15/03      1,750,084           (266)
Swedish Krona.....................   7,970,336       993,188    07/01/03        996,715         (3,527)
Swedish Krona.....................   1,347,429       170,682    07/16/03        168,377          2,305
Swedish Krona.....................  15,632,262     1,946,483    07/16/03      1,953,434         (6,951)
                                                                                           -----------
TOTAL.............................                                                         $  (221,749)
                                                                                           ===========
EQUITY GROWTH
SALE CONTRACTS:
Euro..............................     496,605   $   567,049    09/17/03    $   570,898    $    (3,849)
Euro..............................   9,907,275    11,403,472    09/17/03     11,389,404         14,068
                                                                                           -----------
TOTAL.............................                                                         $    10,219
                                                                                           ===========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)




                                                                                          NET UNREALIZED
                                     FOREIGN     IN EXCHANGE   SETTLEMENT                 APPRECIATION/
                                     CURRENCY        FOR          DATE         VALUE      (DEPRECIATION)
                                    ----------   -----------   ----------   -----------   --------------
INTERNATIONAL EQUITY
PURCHASES:
Swiss Franc.......................     156,112   $   115,758    07/01/03    $   115,450    $      (308)
Euro..............................     186,504       213,622    07/01/03        214,405            783
Japanese Yen......................   4,722,051        39,997    07/01/03         39,784           (213)
Japanese Yen......................   4,158,464        34,854    07/01/03         34,668           (186)
Japanese Yen......................   5,015,489        42,037    07/01/03         41,813           (224)
Japanese Yen......................   6,992,244        58,606    07/01/03         58,293           (313)
                                                                                           -----------
TOTAL.............................                                                         $      (461)
                                                                                           ===========
SALE CONTRACTS:
Euro..............................     112,829   $   124,056    12/31/03    $   129,089    $    (5,033)
                                                                                           ===========

FOREIGN CURRENCY CROSS CONTRACTS:

                                                                                            NET UNREALIZED
                                               SETTLEMENT     PURCHASE          SALE        APPRECIATION/
PURCHASE/SALE                                     DATE      CURRENT VALUE   CURRENT VALUE   (DEPRECIATION)
-------------                                  ----------   -------------   -------------   --------------
Australian Dollar/Japanese Yen...............   09/05/03     $ 3,089,992     $ 3,005,039      $   84,953
Canadian Dollar/Swiss Franc..................   07/14/03       4,326,970       4,110,679         216,291
Canadian Dollar/Japanese Yen.................   07/17/03       5,763,148       5,324,103         439,045
Euro/Japanese Yen............................   09/12/03         959,789         891,760          68,029
Euro/Japanese Yen............................   09/30/03      13,713,552      12,654,793       1,058,759
Euro/Hong Kong Dollar........................   10/16/03       4,466,401       4,086,770         379,631
                                                                                              ----------
TOTAL........................................                                                 $2,246,708
                                                                                              ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

7. FINANCIAL HIGHLIGHTS

                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
MONEY MARKET
06/30/2003*              0.28%**       0.28%**         1.27%**        1.27%**         N/A      $  923,856,211    0.63%
12/31/2002               0.28          0.28            1.70           1.70            N/A         864,772,946    1.72
12/31/2001               0.27          0.27            3.85           3.85            N/A         704,577,191    4.04(+)
12/31/2000               0.28          0.28            6.18           6.18            N/A         492,136,376     N/A
12/31/1999               0.28          0.28            5.06           5.06            N/A         416,768,827     N/A
12/31/1998               0.28          0.28            5.32           5.32            N/A         292,437,753     N/A
HIGH QUALITY BOND
06/30/2003*            0.38**        0.38**          3.43**         3.43**             29%        591,761,124    1.98
12/31/2002               0.38          0.38            4.36           4.36             54         439,015,018    6.21
12/31/2001               0.38          0.38            5.74           5.74             53         330,502,956    8.26(+)
12/31/2000               0.38          0.38            6.21           6.21             73         228,391,465     N/A
12/31/1999               0.38          0.38            5.78           5.78             56         199,906,097     N/A
12/31/1998               0.39          0.39            5.90           5.90             68         227,463,134     N/A
INTERMEDIATE GOVERNMENT BOND
06/30/2003*            0.38**        0.38**          3.11**         3.11**             67         296,349,891    1.69
12/31/2002               0.39          0.39            3.93           3.93            134         358,005,390    8.31
12/31/2001               0.38          0.38            5.25           5.25             40         260,795,117    6.83(+)
12/31/2000               0.37          0.37            5.82           5.82             48         208,106,902     N/A
12/31/1999               0.39          0.39            5.46           5.46             25         174,804,385     N/A
12/31/1998               0.39          0.39            5.46           5.46             70         158,574,467     N/A
CORE BOND
06/30/2003*            0.38**        0.38**          3.64**         3.64**            537       1,444,362,301    4.34
12/31/2002               0.39          0.39            4.85           4.85            462         999,624,604    9.24
12/31/2001               0.38          0.38            5.32           5.32            547         761,473,139    6.97(+)
12/31/2000               0.38          0.38            6.28           6.28            521         641,903,354     N/A
12/31/1999               0.37          0.37            5.86           5.86            307         515,721,444     N/A
12/31/1998               0.38          0.38            5.98           5.98            102         551,935,530     N/A

---------------

*   Unaudited.

**  Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)




                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
BALANCED
06/30/2003*              0.52%**       0.50%**         2.24%**         2.26%**        205%     $  403,143,104     8.07%
12/31/2002               0.52          0.50            2.63            2.65           289         375,745,612   (10.01)
12/31/2001               0.49          0.49            2.82            2.82           312         497,836,597    (5.27)(+)
12/31/2000               0.49          0.49            2.93            2.93           286         512,675,482      N/A
12/31/1999               0.52          0.50            2.46            2.48           256         525,583,903      N/A
12/31/1998               0.48          0.48            3.22            3.22            91         505,995,739      N/A
VALUE & INCOME
06/30/2003*            0.47**        0.47**            2.19**          2.19**          56       1,807,494,303     8.97
12/31/2002               0.48          0.48            1.97            1.97            31       1,553,159,805   (15.25)
12/31/2001               0.48          0.48            2.07            2.07            32       1,653,702,046    (1.98)(+)
12/31/2000               0.46          0.46            2.23            2.23            76       1,530,760,024      N/A
12/31/1999               0.46          0.46            1.75            1.75            43       1,414,634,230      N/A
12/31/1998               0.47          0.47            2.23            2.23            31       1,367,107,496      N/A
GROWTH & INCOME
06/30/2003*            0.64**        0.64**            0.96**          0.96**          50         897,886,058     9.50
12/31/2002               0.66          0.65            0.77            0.78           115         799,621,503   (22.57)
12/31/2001               0.63          0.63            0.50            0.50           153         968,765,767   (22.31)(+)
12/31/2000               0.62          0.62            0.07            0.07            80       1,172,093,970      N/A
12/31/1999               0.62          0.62            0.07            0.07            86       1,242,236,443      N/A
12/31/1998               0.63          0.63            0.30            0.30            75         771,268,461      N/A
EQUITY GROWTH
06/30/2003*            0.65**        0.65**            0.38**          0.38**          28       1,557,356,187    12.34
12/31/2002               0.65          0.65            0.22            0.22            75       1,146,889,083   (23.60)
12/31/2001               0.64          0.64            0.09            0.09            63       1,230,944,333   (20.22)(+)
12/31/2000               0.64          0.64            0.05            0.05            97       1,226,091,994      N/A
12/31/1999               0.64          0.64            0.12            0.12            44       1,266,869,154      N/A
12/31/1998               0.64          0.64            0.22            0.22           104         688,448,565      N/A
MID-CAP VALUE
06/30/2003*            0.79**        0.70**            0.45**          0.54**          67         119,337,927    15.35
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
12/31/2001(1)          1.91**        0.70**           (0.48)**         0.73**          87          13,632,294     8.28(+)
MID-CAP GROWTH
06/30/2003*            0.85**        0.75**           (0.51)**        (0.41)**         42         109,173,031    11.72
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)
12/31/2001(1)          1.93**        0.75**           (1.50)**        (0.32)**         63          15,562,948   (13.27)(+)
SMALL-CAP VALUE
06/30/2003*            1.04**        0.85**            0.32**          0.51**          20          59,224,343    15.03
12/31/2002(2)          1.39**        0.85**           (0.17)**         0.37**          26          17,920,226   (21.90)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

7. FINANCIAL HIGHLIGHTS (CONTINUED)




                                      RATIO TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                                   INVESTMENT
       FOR THE                       EXPENSES       INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR                      (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
SPECIAL EQUITY
06/30/2003*              0.84%**       0.84%**         0.13%**         0.13%**         51%     $  966,503,418    14.94%
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
12/31/2001               0.83          0.83           (0.02)          (0.02)           88       1,323,223,840    (3.09)(+)
12/31/2000               0.82          0.82            0.10            0.10            77       1,311,523,517      N/A
12/31/1999               0.84          0.84            0.13            0.13           171       1,171,034,281      N/A
12/31/1998               0.83          0.83            0.14            0.14           173         924,089,884      N/A
SMALL-CAP GROWTH
06/30/2003*            1.12**        0.90**           (0.62)**        (0.40)**         27          55,403,495    16.67
12/31/2002(2)          1.48**        0.90**           (1.03)**        (0.45)**         68          16,521,455   (15.98)
AGGRESSIVE EQUITY
06/30/2003*            1.01**        1.00**           (0.45)**        (0.44)**         81         305,659,348    11.00
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00          1.00           (0.72)          (0.72)           98         372,579,133   (31.15)(+)
12/31/2000               0.98          0.98           (0.62)          (0.62)           62         435,760,615      N/A
12/31/1999               1.01          1.00           (0.47)          (0.46)          132         259,974,422      N/A
12/31/1998               1.10          1.00           (0.41)          (0.31)          121          81,327,707      N/A
HIGH YIELD BOND
06/30/2003*            0.60**        0.60**            9.33**          9.33**          84         211,960,908    15.39
12/31/2002               0.61          0.60            9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59          0.59            9.41            9.41            90         174,019,465     5.15(+)
12/31/2000               0.65          0.60            9.17            9.22           105         139,986,593      N/A
12/31/1999               0.61          0.60            8.45            8.46           145         124,990,408      N/A
12/31/1998               0.63          0.60            8.64            8.67            83          94,870,981      N/A
INTERNATIONAL EQUITY
06/30/2003*            0.88**        0.88**            2.13**          2.13**          10         770,347,215     7.06
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88          0.88            0.67            0.67            28         632,888,725   (18.57)(+)
12/31/2000               0.84          0.84            0.77            0.77            46         650,534,093      N/A
12/31/1999               0.86          0.86            0.74            0.74            35         592,713,641      N/A
12/31/1998               0.88          0.87            1.05            1.06            33         320,218,173      N/A

---------------

*   Unaudited.

**  Annualized.

(1) Commencement of Operations, April 27, 2001.

(2) Commencement of Operations, April 15, 2002.

(+) 2001's Total Return was originally presented gross of expenses. Amounts as previously reported of 4.37%, 8.70%, 7.24%, 7.38%, (4.75)%, (1.46)%,
    (21.84)%, (19.12)%, 9.29%, (12.05)%, (1.92)%, (30.23)%, 5.94% and (16.82)%
    for the Money Market, High Quality Bond, Intermediate Government Bond, Core Bond, Balanced, Value & Income, Growth & Income, Equity Growth, Mid-Cap Value, Mid-Cap Growth, Special Equity, Aggressive Equity, High Yield Bond, and International Equity Portfolios, respectively, have been restated to present them net of expenses.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                              TRUSTEES INFORMATION
                                  (UNAUDITED)

Each portfolio is supervised by the Board of Trustees of Diversified Investors Portfolios. The respective Trustees and officers of each Portfolio Trust and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each Trustee and officer of Diversified Investors Portfolios is Four Manhattanville Road, Purchase, New York 10577. Additional information about Diversified Investors Portfolios' Trustees may be found in Diversified Investors Portfolios' Statement of Additional Information, which is available without charge upon request by calling 1-800-755-5801.

OFFICERS AND INTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Joseph P. Carusone, 37.................   Treasurer since 2001     Vice President and Director,
                                                                   Diversified Investment Advisors,
                                                                   Inc.; Vice President, Assistant
                                                                   Vice President and Assistant
                                                                   Treasurer, The Bank of New York.

Robert F. Colby, 47....................   Secretary since 1993     Senior Vice President and General
                                                                   Counsel, Diversified Investment
                                                                   Advisors, Inc.; Vice President,
                                                                   Diversified Investors Securities
                                                                   Corp.; Vice President and Assistant
                                                                   Secretary, of AUSA Life Insurance
                                                                   Company, Inc.

John F. Hughes, 61.....................   Assistant Secretary      Assistant Secretary, Vice President
                                           since 1993              and Senior Counsel, Diversified
                                                                   Investment Advisors, Inc.; Vice
                                                                   President, AUSA Life Insurance
                                                                   Company, Inc.; Assistant Secretary,
                                                                   Diversified Investors Securities
                                                                   Corp.

Peter G. Kunkel, 52....................   Trustee since 2002       Senior Vice President, Chief
                                                                   Operating Officer, Diversified
                                                                   Investment Advisors, Inc.

Suzanne Montemurro, 38.................   Assistant Treasurer      Director, Diversified Investment
                                           since 2002              Advisors, Inc.; Assistant Vice
                                                                   President, The Bank of New York.

Mark Mullin, 40........................   President since 2002     President, Chairman of the Board,
                                           Trustee since 1995      Chief Executive Officer, Vice
                                                                   President, Chief Investment
                                                                   Officer, Diversified Investment
                                                                   Advisors, Inc.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

DISINTERESTED TRUSTEES:

                                          POSITION(S), LENGTH OF      PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS AND AGE                          TIME SERVED          PAST 5 YEARS, DIRECTORSHIPS HELD
---------------------                     ----------------------   -----------------------------------
Neal M. Jewell, 68.....................   Trustee since 1993       Consultant; Independent Trustee,
355 Thornridge Drive                                               EAI Select (a registered investment
Stamford, CT 06903                                                 company)

Robert Lester Lindsay, 68..............   Trustee since 1993       Retired
2 Huguenot Center
Tenafly, NJ 07670

Eugene M. Mannella, 49.................   Trustee since 1993       Executive Vice President,
2 Orchard Neck Road                                                Investment Management Services,
Center Moriches, NY 11934                                          Inc.

Joyce Galpern Norden, 63...............   Trustee since 1993       Vice President, Institutional
505 Redleaf Road                                                   Advancement, Reconstructionist
Wynnewood, PA 19096                                                Rabbinical College

Patricia L. Sawyer, 52.................   Trustee since 1993       President and Executive search
Smith & Sawyer LLP                                                 Consultant, Smith & Sawyer LLC
P.O. Box 8063
Vero Beach, FL 32963

                      (This page intentionally left blank)

DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville, Road, Purchase, New York 10577
914-697-8000
















2804 (8/03)

ITEM 2.       CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required at this time.

ITEM 6.       Reserved

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.       Reserved

ITEM 9.       CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.      Exhibits.

(a) (1)  Not required at this time.

(a) (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(c) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Investors Portfolios

By       /s/ Mark Mullin
         Mark Mullin
         Principal Executive Officer

Date August 28, 2003


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Mark Mullin
         Mark Mullin
         Principal Executive officer

Date August 28, 2003

By       /s/ Joseph Carusone
         Joseph Carusone
         Principal Financial Officer

Date August 28, 2003